UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: April 30, 2016

Date of reporting period: July 31, 2015

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 97.34%

AUSTRALIA — 21.53%
BWP Trust	25,176	$62,305
Charter Hall Retail REIT	16,566	52,432
Cromwell Property Group	76,140	62,343
Dexus Property Group	49,464	282,600
Federation Centres	169,788	374,052
Goodman Group	90,402	434,169
GPT Group (The)	90,720	307,119
Investa Office Fund	29,592	86,054
Mirvac Group	186,660	259,070
Scentre Group	263,004	764,823
Shopping Centres Australasia Property Group	35,724	56,141
Stockland	121,176	378,189
Westfield Corp.	99,546	733,209

		3,852,506
HONG KONG — 26.19%
Champion REIT	132,000	73,217
Hang Lung Properties Ltd.	114,000	325,723
Henderson Land Development Co. Ltd.	52,997	350,018
Hongkong Land Holdings Ltd.[a]	61,200	471,240
Hysan Development Co. Ltd.	30,000	128,478
Kerry Properties Ltd.	33,000	123,234
Link REIT (The)	117,000	688,209
New World Development Co. Ltd.	276,333	333,997
Sino Land Co. Ltd.	156,800	243,524
Sun Hung Kai Properties Ltd.	84,000	1,290,507
Swire Properties Ltd.	62,400	200,828
Wharf Holdings Ltd. (The)	72,200	458,218

		4,687,193
JAPAN — 40.42%
Activia Properties Inc.	12	100,924
Advance Residence Investment Corp.	66	144,098
Aeon Mall Co. Ltd.	6,090	114,481
Daiwa House REIT Investment Corp.	12	47,363
Daiwa House Residential Investment Corp.	36	75,984
Daiwa Office Investment Corp.	12	59,276
Frontier Real Estate Investment Corp.	24	104,605
Fukuoka REIT Corp.	30	50,486
GLP J-REIT	102	98,217
Hulic Co. Ltd.	18,000	178,264
Industrial & Infrastructure Fund Investment Corp.	18	80,197
Japan Excellent Inc.	54	59,189
Japan Hotel REIT Investment Corp.	150	97,098
Japan Prime Realty Investment Corp.	42	136,107
Japan Real Estate Investment Corp.	66	296,186
Japan Retail Fund Investment Corp.	126	247,129
Kenedix Office Investment Corp.	18	83,393
Mitsubishi Estate Co. Ltd.	66,000	1,467,614
Mitsui Fudosan Co. Ltd.	49,000	1,395,508
MORI TRUST Sogo REIT Inc.	48	89,224
Nippon Accommodations Fund Inc.	24	85,330
Nippon Building Fund Inc.	72	321,950
Nippon Prologis REIT Inc.	72	142,088

Security	Shares	Value

Nomura Real Estate Holdings Inc.	6,000	$119,811
Nomura Real Estate Master Fund Inc.	84	100,953
Nomura Real Estate Office Fund Inc.	18	77,001
NTT Urban Development Corp.	5,400	53,130
Orix JREIT Inc.	108	147,144
Premier Investment Corp.	12	62,860
Sumitomo Realty & Development Co. Ltd.	24,000	842,455
Tokyo Tatemono Co. Ltd.	10,500	147,040
Top REIT Inc.	6	24,408
United Urban Investment Corp.	126	183,058

		7,232,571
NEW ZEALAND — 0.34%
Kiwi Property Group Ltd.	67,059	61,475

		61,475
SINGAPORE — 8.86%
Ascendas REIT	100,802	178,280
CapitaLand Commercial Trust	105,000	109,351
CapitaLand Ltd.	129,600	304,986
CapitaLand Mall Trust	133,800	195,571
CDL Hospitality Trusts	34,800	39,676
Fortune REIT	66,000	71,940
Global Logistic Properties Ltd.	156,600	263,232
Keppel REIT	99,600	78,250
Mapletree Industrial Trust	64,800	72,221
Suntec REIT	124,200	154,762
UOL Group Ltd.	24,000	117,518

		1,585,787

TOTAL COMMON STOCKS (Cost: $18,273,555)		17,419,532

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	442,422	442,422
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	24,442	24,442

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ASIA DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	3,828	$3,828

		470,692

TOTAL SHORT-TERM INVESTMENTS
(Cost: $470,692)		470,692

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $18,744,247)		17,890,224
Other Assets, Less Liabilities — 0.03%		4,875

NET ASSETS — 100.00%		$17,895,099

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

2

Schedule of Investments (Unaudited)

iSHARES® COHEN & STEERS REIT ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

HEALTH CARE REITS — 15.91%
HCP Inc.[a]	3,616,077	$139,725,215
Health Care REIT Inc.	2,742,142	190,222,391
Ventas Inc.[a]	2,635,658	176,826,295

		506,773,901
HOTEL & RESORT REITS — 3.62%
Host Hotels & Resorts Inc.[a]	5,945,433	115,222,491

		115,222,491
INDUSTRIAL REITS — 5.13%
Prologis Inc.	4,018,996	163,211,428

		163,211,428
OFFICE REITS — 16.75%
Alexandria Real Estate Equities Inc.[a]	564,790	52,361,681
Boston Properties Inc.	1,202,159	148,202,161
Douglas Emmett Inc.[a]	1,067,777	31,296,544
Highwoods Properties Inc.[a]	727,995	30,816,028
Kilroy Realty Corp.	677,184	47,978,486
SL Green Realty Corp.[a]	773,613	89,073,801
Vornado Realty Trust	1,371,341	133,774,315

		533,503,016
RESIDENTIAL REITS — 20.81%
American Campus Communities Inc.	879,132	32,809,206
AvalonBay Communities Inc.	1,036,201	178,578,881
Camden Property Trust[a]	679,943	54,143,861
Equity Residential	2,854,485	213,544,023
Essex Property Trust Inc.[a]	510,910	114,908,768
UDR Inc.[a]	2,029,358	68,612,594

		662,597,333
RETAIL REITS — 26.25%
Federal Realty Investment Trust[a]	538,524	73,664,698
General Growth Properties Inc.	4,930,940	133,825,712
Kimco Realty Corp.[a]	3,235,975	79,960,942
Macerich Co. (The)	1,104,094	87,400,081
Realty Income Corp.[a]	1,765,152	85,239,190
Regency Centers Corp.[a]	737,910	47,204,103
Simon Property Group Inc.	1,389,135	260,073,855
Taubman Centers Inc.	500,551	37,441,215
Weingarten Realty Investors[a]	883,036	31,065,206

		835,875,002
SPECIALIZED REITS — 11.49%
Digital Realty Trust Inc.[a]	1,062,779	68,304,806
Extra Space Storage Inc.[a]	867,088	63,748,310

Security	Shares	Value

Public Storage	1,138,947	$233,689,145

		365,742,261

TOTAL COMMON STOCKS
(Cost: $2,783,767,990)		3,182,925,432

SHORT-TERM INVESTMENTS — 5.48%

MONEY MARKET FUNDS — 5.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	163,210,114	163,210,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	9,016,891	9,016,891
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	2,293,306	2,293,306

		174,520,311

TOTAL SHORT-TERM INVESTMENTS
(Cost: $174,520,311)		174,520,311

TOTAL INVESTMENTS IN SECURITIES — 105.44%
(Cost: $2,958,288,301)		3,357,445,743
Other Assets, Less Liabilities — (5.44)%		(173,105,198)

NET ASSETS — 100.00%		$3,184,340,545

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

3

Schedule of Investments (Unaudited)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.74%

AEROSPACE & DEFENSE — 3.81%
General Dynamics Corp.	7,332	$1,093,274
HEICO Corp.	214	11,734
L-3 Communications Holdings Inc.	2,219	256,206
Lockheed Martin Corp.	10,166	2,105,379
Northrop Grumman Corp.	4,716	815,915
Raytheon Co.	9,702	1,058,391
United Technologies Corp.	21,651	2,171,812

		7,512,711
AIR FREIGHT & LOGISTICS — 1.61%
CH Robinson Worldwide Inc.	4,163	292,034
Expeditors International of Washington Inc.	3,470	162,639
FedEx Corp.	1,388	237,931
United Parcel Service Inc. Class B	24,207	2,477,829

		3,170,433
AUTO COMPONENTS — 0.10%
Autoliv Inc.	1,937	203,772

		203,772
AUTOMOBILES — 0.03%
Thor Industries Inc.	1,088	60,797

		60,797
BANKS — 0.23%
Bank of the Ozarks Inc.	984	43,414
BOK Financial Corp.	628	41,737
Community Bank System Inc.	1,594	60,939
Cullen/Frost Bankers Inc.	1,803	130,627
First Interstate BancSystem Inc.	682	18,912
Prosperity Bancshares Inc.	1,363	74,406
UMB Financial Corp.	858	47,036
Westamerica Bancorp.	943	46,188

		463,259
BEVERAGES — 5.91%
Brown-Forman Corp. Class B	2,401	260,292
Coca-Cola Co. (The)	141,829	5,826,335
Coca-Cola Enterprises Inc.	6,646	339,478
Dr. Pepper Snapple Group Inc.	5,953	477,550
PepsiCo Inc.	49,474	4,766,820

		11,670,475
BIOTECHNOLOGY — 0.34%
Baxalta Inc.[a]	20,635	677,447

		677,447
BUILDING PRODUCTS — 0.07%
AO Smith Corp.	959	68,875

Security	Shares	Value

Lennox International Inc.	554	$65,411

		134,286
CAPITAL MARKETS — 1.93%
Ameriprise Financial Inc.	4,485	563,630
BlackRock Inc.[b]	3,733	1,255,482
Cohen & Steers Inc.	827	25,563
Eaton Vance Corp. NVS	3,548	136,101
Evercore Partners Inc. Class A	895	52,626
Franklin Resources Inc.	5,585	254,397
Invesco Ltd.	14,250	550,050
Legg Mason Inc.	1,388	68,484
SEI Investments Co.	1,519	80,978
T Rowe Price Group Inc.	8,341	643,341
TD Ameritrade Holding Corp.	5,079	186,552

		3,817,204
CHEMICALS — 2.89%
Air Products & Chemicals Inc.	5,140	732,501
Airgas Inc.	1,731	176,597
Albemarle Corp.	2,593	140,541
Ashland Inc.	911	104,145
Celanese Corp. Series A	3,116	205,407
Ecolab Inc.	3,681	426,297
HB Fuller Co.	849	34,011
International Flavors & Fragrances Inc.	1,647	190,377
Monsanto Co.	9,783	996,790
NewMarket Corp.	160	63,634
PPG Industries Inc.	8,102	878,095
Praxair Inc.	8,047	918,485
RPM International Inc.	3,330	156,077
Scotts Miracle-Gro Co. (The) Class A	1,611	97,288
Sensient Technologies Corp.	815	55,738
Sherwin-Williams Co. (The)	902	250,539
Sigma-Aldrich Corp.	995	138,912
Valspar Corp. (The)	1,291	107,514
Westlake Chemical Corp.	452	28,236

		5,701,184
COMMERCIAL SERVICES & SUPPLIES — 1.12%
ABM Industries Inc.	1,318	43,441
ADT Corp. (The)	4,792	165,468
Brady Corp. Class A	1,833	43,112
Cintas Corp.	1,118	95,589
G&K Services Inc. Class A	463	30,354
Healthcare Services Group Inc.	1,909	66,643
Matthews International Corp. Class A	363	19,547
MSA Safety Inc.	1,052	54,336
Republic Services Inc.	8,286	352,404
Rollins Inc.	1,513	43,877
Tyco International PLC	10,375	394,146
Waste Connections Inc.	1,591	79,757
Waste Management Inc.	16,214	829,022

		2,217,696
COMMUNICATIONS EQUIPMENT — 1.74%
Harris Corp.	3,514	291,451
QUALCOMM Inc.	48,784	3,141,202

		3,432,653

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2015

Security	Shares	Value

CONTAINERS & PACKAGING — 0.21%
AptarGroup Inc.	1,315	$89,144
Bemis Co. Inc.	2,845	126,802
Silgan Holdings Inc.	649	34,702
Sonoco Products Co.	3,777	155,914

		406,562
DISTRIBUTORS — 0.22%
Genuine Parts Co.	4,913	437,011

		437,011
DIVERSIFIED CONSUMER SERVICES — 0.01%
DeVry Education Group Inc.	753	22,876

		22,876
DIVERSIFIED FINANCIAL SERVICES — 0.44%
CBOE Holdings Inc.	1,503	93,156
MarketAxess Holdings Inc.	455	44,499
McGraw Hill Financial Inc.	4,194	426,740
Moody’s Corp.	2,710	299,265

		863,660
ELECTRIC UTILITIES — 2.46%
Cleco Corp.	2,147	116,861
Edison International	11,348	680,994
Eversource Energy	13,775	684,893
ITC Holdings Corp.	3,833	129,479
MGE Energy Inc.	1,334	52,933
NextEra Energy Inc.	16,542	1,740,218
OGE Energy Corp.	8,188	243,675
Portland General Electric Co.	3,145	113,252
Westar Energy Inc.	6,757	254,401
Xcel Energy Inc.	24,017	832,669

		4,849,375
ELECTRICAL EQUIPMENT — 1.48%
Eaton Corp. PLC	16,999	1,029,799
Emerson Electric Co.	25,211	1,304,669
Franklin Electric Co. Inc.	539	15,556
Hubbell Inc. Class B	1,295	135,211
Regal Beloit Corp.	615	42,699
Rockwell Automation Inc.	3,333	389,228

		2,917,162
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.31%
AVX Corp.	1,680	22,629
Littelfuse Inc.	280	25,760
TE Connectivity Ltd.	9,416	573,623

		622,012
ENERGY EQUIPMENT & SERVICES — 0.06%
CARBO Ceramics Inc.	216	7,096
Core Laboratories NV	913	100,092

Security	Shares	Value

RPC Inc.	993	$12,214

		119,402
FOOD & STAPLES RETAILING — 4.86%
Andersons Inc. (The)	448	16,710
Casey’s General Stores Inc.	404	41,295
Costco Wholesale Corp.	6,058	880,228
CVS Health Corp.	18,538	2,084,969
Kroger Co. (The)	12,205	478,924
Sysco Corp.	22,998	835,057
Wal-Mart Stores Inc.	50,851	3,660,255
Walgreens Boots Alliance Inc.	16,525	1,596,811

		9,594,249
FOOD PRODUCTS — 2.34%
Archer-Daniels-Midland Co.	16,057	761,423
Bunge Ltd.	2,564	204,735
Flowers Foods Inc.	5,382	116,574
General Mills Inc.	22,844	1,329,749
Hershey Co. (The)	4,137	384,286
Hormel Foods Corp.	2,851	168,808
J&J Snack Foods Corp.	242	28,643
JM Smucker Co. (The)	2,676	298,883
Kellogg Co.	9,476	627,027
Lancaster Colony Corp.	511	47,630
McCormick & Co. Inc./MD	3,186	261,284
Mead Johnson Nutrition Co.	4,466	394,750

		4,623,792
GAS UTILITIES — 0.68%
Atmos Energy Corp.	3,735	206,546
Laclede Group Inc. (The)	1,858	100,536
National Fuel Gas Co.	2,502	135,283
New Jersey Resources Corp.	3,416	98,722
Piedmont Natural Gas Co. Inc.	3,430	130,374
Questar Corp.	8,271	183,120
South Jersey Industries Inc.	3,496	84,743
Southwest Gas Corp.	1,766	99,497
UGI Corp.	5,050	184,527
WGL Holdings Inc.	2,011	112,415

		1,335,763
HEALTH CARE EQUIPMENT & SUPPLIES — 3.12%
Abbott Laboratories	35,319	1,790,320
Baxter International Inc.	20,609	826,009
Becton Dickinson and Co.	4,301	654,397
Cantel Medical Corp.	90	4,939
CR Bard Inc.	459	90,262
Medtronic PLC	27,406	2,148,356
STERIS Corp.	1,086	75,075
Stryker Corp.	5,146	526,282
West Pharmaceutical Services Inc.	688	41,191

		6,156,831
HEALTH CARE PROVIDERS & SERVICES — 1.58%
AmerisourceBergen Corp.	2,678	283,198
Cardinal Health Inc.	6,134	521,267
Chemed Corp.	160	23,754

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2015

Security	Shares	Value

McKesson Corp.	1,138	$251,009
Omnicare Inc.	1,083	104,889
Owens & Minor Inc.	2,288	80,446
Patterson Companies Inc.	1,881	94,351
UnitedHealth Group Inc.	14,435	1,752,409

		3,111,323
HOTELS, RESTAURANTS & LEISURE — 3.64%
Bob Evans Farms Inc./DE	839	41,883
Brinker International Inc.	1,494	89,491
Cracker Barrel Old Country Store Inc.	803	121,968
International Speedway Corp. Class A	323	11,069
Marriott International Inc./MD Class A	3,249	235,910
McDonald’s Corp.	40,997	4,093,960
Starbucks Corp.	21,871	1,266,987
Wendy’s Co. (The)	6,391	65,572
Wyndham Worldwide Corp.	2,910	240,133
Wynn Resorts Ltd.	1,910	197,169
Yum! Brands Inc.	9,336	819,327

		7,183,469
HOUSEHOLD DURABLES — 0.23%
Garmin Ltd.	5,985	250,831
Leggett & Platt Inc.	4,191	200,372

		451,203
HOUSEHOLD PRODUCTS — 4.83%
Church & Dwight Co. Inc.	2,522	217,724
Clorox Co. (The)	4,370	489,178
Colgate-Palmolive Co.	23,106	1,571,670
Kimberly-Clark Corp.	14,349	1,649,705
Procter & Gamble Co. (The)	72,730	5,578,391
WD-40 Co.	295	26,441

		9,533,109
INDUSTRIAL CONGLOMERATES — 4.40%
3M Co.	19,617	2,968,837
Carlisle Companies Inc.	774	78,375
General Electric Co.	211,809	5,528,215
Roper Technologies Inc.	689	115,249

		8,690,676
INSURANCE — 4.29%
ACE Ltd.	9,660	1,050,718
Aflac Inc.	13,058	836,365
Allied World Assurance Co. Holdings AG	2,418	102,185
American Equity Investment Life Holding Co.	700	20,678
American Financial Group Inc./OH	1,376	94,875
AmTrust Financial Services Inc.	694	48,240
Assurant Inc.	1,454	108,468
Axis Capital Holdings Ltd.	2,603	149,829
Brown & Brown Inc.	1,844	61,682
Chubb Corp. (The)	6,564	816,102
Cincinnati Financial Corp.	6,381	352,295
Erie Indemnity Co. Class A	992	85,620
First American Financial Corp.	3,729	151,323
HCC Insurance Holdings Inc.	1,769	136,496
Horace Mann Educators Corp.	1,410	49,688

Security	Shares	Value

Marsh & McLennan Companies Inc.	12,263	$710,518
PartnerRe Ltd.	1,234	167,775
Primerica Inc.	931	42,109
Principal Financial Group Inc.	8,987	498,868
Prudential Financial Inc.	13,927	1,230,590
Reinsurance Group of America Inc.	1,102	106,365
RenaissanceRe Holdings Ltd.	681	73,071
RLI Corp.	691	38,164
StanCorp Financial Group Inc.	861	98,171
Symetra Financial Corp.	2,163	54,162
Torchmark Corp.	1,436	88,472
Travelers Companies Inc. (The)	8,521	904,248
Unum Group	5,391	193,213
Validus Holdings Ltd.	2,999	139,004
WR Berkley Corp.	1,050	58,506

		8,467,800
IT SERVICES — 4.88%
Accenture PLC Class A	15,872	1,636,562
Automatic Data Processing Inc.	13,121	1,046,662
Broadridge Financial Solutions Inc.	2,949	160,042
International Business Machines Corp.	33,784	5,472,670
Jack Henry & Associates Inc.	1,505	105,140
Visa Inc. Class Ac	15,997	1,205,214

		9,626,290
LEISURE PRODUCTS — 0.21%
Hasbro Inc.	3,411	268,582
Polaris Industries Inc.	1,079	147,888

		416,470
LIFE SCIENCES TOOLS & SERVICES — 0.03%
Bio-Techne Corp.	579	63,331

		63,331
MACHINERY — 3.56%
Caterpillar Inc.	22,946	1,804,244
CLARCOR Inc.	832	50,061
Crane Co.	1,316	70,011
Cummins Inc.	4,593	594,931
Deere & Co.	10,385	982,110
Donaldson Co. Inc.	2,811	94,450
Dover Corp.	4,205	269,414
Flowserve Corp.	2,210	103,848
Graco Inc.	1,175	84,001
Hillenbrand Inc.	1,937	54,933
IDEX Corp.	1,517	115,338
Illinois Tool Works Inc.	8,373	749,132
ITT Corp.	1,189	45,182
Lincoln Electric Holdings Inc.	1,558	94,337
Nordson Corp.	733	54,323
PACCAR Inc.	5,756	373,219
Pall Corp.	1,257	158,948
Parker-Hannifin Corp.	3,495	394,061
Pentair PLC	4,463	271,395
Snap-on Inc.	939	154,747
Stanley Black & Decker Inc.	3,619	381,768
Tennant Co.	286	17,106
Toro Co. (The)	945	64,572

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2015

Security	Shares	Value

Valmont Industries Inc.	371	$41,266

		7,023,397
MEDIA — 3.51%
Comcast Corp. Class A	51,768	3,230,841
John Wiley & Sons Inc. Class A	1,172	62,128
Meredith Corp.	1,519	72,790
Omnicom Group Inc.	7,991	583,982
Time Warner Cable Inc.	5,700	1,083,057
Time Warner Inc.	16,170	1,423,607
Viacom Inc. Class B NVS	8,411	479,427

		6,935,832
METALS & MINING — 0.32%
Compass Minerals International Inc.	1,223	97,840
Globe Specialty Metals Inc.	1,282	19,794
Nucor Corp.	11,653	514,363

		631,997
MULTI-UTILITIES — 3.09%
Alliant Energy Corp.	5,134	315,792
Black Hills Corp.	2,089	87,028
CMS Energy Corp.	11,962	409,818
Dominion Resources Inc./VA	27,559	1,975,980
DTE Energy Co.	7,808	628,232
MDU Resources Group Inc.	8,459	165,035
NorthWestern Corp.	2,156	116,079
Public Service Enterprise Group Inc.	23,552	981,412
Sempra Energy	7,611	774,648
Vectren Corp.	3,768	158,633
WEC Energy Group Inc.	10,086	494,214

		6,106,871
MULTILINE RETAIL — 0.96%
Nordstrom Inc.	3,402	259,606
Target Corp.	19,982	1,635,527

		1,895,133
OIL, GAS & CONSUMABLE FUELS — 5.05%
Cimarex Energy Co.	594	61,847
Exxon Mobil Corp.	69,792	5,528,224
Marathon Oil Corp.	25,081	526,952
Occidental Petroleum Corp.	33,680	2,364,336
Phillips 66	18,724	1,488,558

		9,969,917
PAPER & FOREST PRODUCTS — 0.39%
International Paper Co.	16,037	767,691

		767,691
PERSONAL PRODUCTS — 0.17%
Estee Lauder Companies Inc. (The) Class A	2,915	259,756
Nu Skin Enterprises Inc. Class A	1,943	77,040

		336,796

Security	Shares	Value

PHARMACEUTICALS — 8.29%
AbbVie Inc.	61,649	$4,316,046
Johnson & Johnson	58,870	5,899,363
Perrigo Co. PLC	467	89,757
Pfizer Inc.	168,328	6,069,908

		16,375,074
PROFESSIONAL SERVICES — 0.22%
CEB Inc.	734	56,166
Dun & Bradstreet Corp. (The)	614	76,609
Equifax Inc.	1,675	171,068
Robert Half International Inc.	2,286	125,798

		429,641
ROAD & RAIL — 2.05%
CSX Corp.	25,086	784,690
JB Hunt Transport Services Inc.	1,085	91,270
Norfolk Southern Corp.	9,585	808,303
Ryder System Inc.	1,034	93,598
Union Pacific Corp.	23,202	2,264,283

		4,042,144
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.29%
Altera Corp.	5,046	250,584
Analog Devices Inc.	8,869	517,329
Applied Materials Inc.	29,768	516,772
Broadcom Corp. Class A	6,839	346,122
KLA-Tencor Corp.	6,837	362,703
Linear Technology Corp.	7,389	302,949
Microchip Technology Inc.	7,308	313,075
Texas Instruments Inc.	31,305	1,564,624
Xilinx Inc.	8,217	343,060

		4,517,218
SOFTWARE — 4.15%
Activision Blizzard Inc.	5,421	139,807
FactSet Research Systems Inc.	509	84,321
Microsoft Corp.	126,081	5,887,983
Oracle Corp.	52,264	2,087,424

		8,199,535
SPECIALTY RETAIL — 3.82%
Aaron’s Inc.	368	13,609
Best Buy Co. Inc.	9,484	306,238
Chico’s FAS Inc.	3,417	52,007
Finish Line Inc. (The) Class A	868	23,861
Gap Inc. (The)	7,684	280,312
Group 1 Automotive Inc.	269	26,085
Home Depot Inc. (The)	33,068	3,869,948
Lithia Motors Inc. Class A	218	26,093
Lowe’s Companies Inc.	14,894	1,033,048
Monro Muffler Brake Inc.	417	26,375
Rent-A-Center Inc./TX	1,942	52,026
Ross Stores Inc.	4,821	256,284
Staples Inc.	22,403	329,548
Tiffany & Co.	2,210	211,497
TJX Companies Inc. (The)	10,530	735,205

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2015

Security	Shares	Value

Tractor Supply Co.	1,470	$136,004
Williams-Sonoma Inc.	1,815	153,658

		7,531,798
TEXTILES, APPAREL & LUXURY GOODS — 1.10%
Coach Inc.	12,683	395,710
Columbia Sportswear Co.	398	28,473
NIKE Inc. Class B	9,060	1,043,893
Ralph Lauren Corp.	1,069	134,576
VF Corp.	7,451	574,398

		2,177,050
TRADING COMPANIES & DISTRIBUTORS — 0.46%
Applied Industrial Technologies Inc.	1,284	49,601
Fastenal Co.	8,668	362,843
GATX Corp.	1,462	77,544
MSC Industrial Direct Co. Inc. Class A	1,364	97,199
WW Grainger Inc.	1,378	315,162

		902,349
WATER UTILITIES — 0.25%
American States Water Co.	1,108	42,714
American Water Works Co. Inc.	5,886	305,542
Aqua America Inc.	5,509	140,149

		488,405

TOTAL COMMON STOCKS
(Cost: $193,753,026)		196,885,131

SHORT-TERM INVESTMENTS — 0.22%

MONEY MARKET FUNDS — 0.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,d,e]	174,664	174,664
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,d,e]	9,650	9,650
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,d]	249,897	249,897

		434,211

TOTAL SHORT-TERM INVESTMENTS (Cost: $434,211)		434,211

TOTAL INVESTMENTS IN SECURITIES — 99.96% (Cost: $194,187,237)		197,319,342
Other Assets, Less Liabilities — 0.04%		79,797

NET ASSETS — 100.00%		$197,399,139

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE DIVIDEND GROWTH ETF

July 31, 2015

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of July 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	4	Sep. 2015	Chicago Mercantile	$419,680	$5,004

See accompanying notes to schedules of investments.

9

Schedule of Investments (Unaudited)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

AEROSPACE & DEFENSE — 1.31%
Lockheed Martin Corp.	278,247	$57,624,954

		57,624,954
AIR FREIGHT & LOGISTICS — 1.54%
United Parcel Service Inc. Class B	660,613	67,620,347

		67,620,347
BANKS — 0.12%
FirstMerit Corp.	174,859	3,276,858
Trustmark Corp.	89,336	2,147,637

		5,424,495
BEVERAGES — 3.90%
Coca-Cola Co. (The)	4,163,581	171,039,907

		171,039,907
CAPITAL MARKETS — 0.18%
Federated Investors Inc. Class B	96,271	3,245,295
Waddell & Reed Financial Inc. Class A	100,772	4,525,671

		7,770,966
COMMERCIAL SERVICES & SUPPLIES — 0.64%
KAR Auction Services Inc.	135,634	5,280,232
Waste Management Inc.	448,738	22,943,974

		28,224,206
COMMUNICATIONS EQUIPMENT — 3.12%
Cisco Systems Inc.	4,819,549	136,971,583

		136,971,583
DIVERSIFIED TELECOMMUNICATION SERVICES — 14.51%
AT&T Inc.	9,091,251	315,830,060
CenturyLink Inc.	1,226,011	35,063,914
Verizon Communications Inc.	6,094,687	285,170,405

		636,064,379
ELECTRIC UTILITIES — 7.36%
American Electric Power Co. Inc.	633,999	35,865,324
Cleco Corp.	62,349	3,393,656
Duke Energy Corp.	995,855	73,912,358
Great Plains Energy Inc.	205,099	5,355,135
MGE Energy Inc.	38,819	1,540,338
NextEra Energy Inc.	454,631	47,827,181
OGE Energy Corp.	228,479	6,799,535
Pepco Holdings Inc.	337,020	8,991,694
Pinnacle West Capital Corp.	154,069	9,507,598
PPL Corp.	998,798	31,771,764
Southern Co. (The)	1,517,236	67,865,966

Security	Shares	Value

Westar Energy Inc.	185,132	$6,970,220
Xcel Energy Inc.	658,220	22,820,487

		322,621,256
ELECTRICAL EQUIPMENT — 0.82%
Emerson Electric Co.	691,203	35,769,755

		35,769,755
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.02%
AVX Corp.	62,814	846,105

		846,105
ENERGY EQUIPMENT & SERVICES — 0.47%
Frank’s International NV	44,825	725,717
National Oilwell Varco Inc.	475,173	20,019,038

		20,744,755
FOOD PRODUCTS — 2.16%
General Mills Inc.	628,178	36,566,242
Kellogg Co.	265,025	17,536,704
Kraft Heinz Co. (The)	509,624	40,499,819

		94,602,765
GAS UTILITIES — 0.40%
Atmos Energy Corp.	103,644	5,731,513
New Jersey Resources Corp.	95,048	2,746,887
Piedmont Natural Gas Co. Inc.	98,883	3,758,543
Questar Corp.	234,019	5,181,181

		17,418,124
HEALTH CARE EQUIPMENT & SUPPLIES — 0.51%
Baxter International Inc.	561,510	22,505,321

		22,505,321
HOTELS, RESTAURANTS & LEISURE — 2.62%
Cracker Barrel Old Country Store Inc.[a]	23,350	3,546,631
McDonald’s Corp.	1,112,889	111,133,096

		114,679,727
HOUSEHOLD PRODUCTS — 6.13%
Kimberly-Clark Corp.	394,161	45,316,690
Procter & Gamble Co. (The)	2,916,348	223,683,892

		269,000,582
INDUSTRIAL CONGLOMERATES — 6.44%
General Electric Co.	10,817,798	282,344,528

		282,344,528
INSURANCE — 0.65%
Arthur J Gallagher & Co.	172,609	8,186,845
Cincinnati Financial Corp.	176,831	9,762,839
Old Republic International Corp.	391,094	6,543,003

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2015

Security	Shares	Value

Validus Holdings Ltd.	86,762	$4,021,419

		28,514,106
IT SERVICES — 3.74%
International Business Machines Corp.	913,080	147,909,829
Paychex Inc.	342,801	15,905,967

		163,815,796
LEISURE PRODUCTS — 0.34%
Mattel Inc.	638,463	14,818,726

		14,818,726
METALS & MINING — 0.39%
Compass Minerals International Inc.	35,680	2,854,400
Nucor Corp.	320,800	14,160,112

		17,014,512
MULTI-UTILITIES — 3.08%
Alliant Energy Corp.	142,962	8,793,592
Ameren Corp.	346,584	14,237,671
Dominion Resources Inc./VA	753,061	53,994,474
DTE Energy Co.	217,988	17,539,314
Public Service Enterprise Group Inc.	639,792	26,660,133
WEC Energy Group Inc.	281,474	13,792,226

		135,017,410
OIL, GAS & CONSUMABLE FUELS — 17.98%
Chevron Corp.	2,558,072	226,338,210
Exxon Mobil Corp.	4,621,080	366,035,747
HollyFrontier Corp.	202,341	9,764,977
Kinder Morgan Inc./DE	2,682,059	92,906,524
Occidental Petroleum Corp.	914,347	64,187,159
Spectra Energy Corp.	960,091	29,052,354

		788,284,971
PHARMACEUTICALS — 11.14%
Johnson & Johnson	2,712,524	271,822,030
Pfizer Inc.	6,007,292	216,622,949

		488,444,979
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.24%
Maxim Integrated Products Inc.	306,447	10,431,456

		10,431,456
SOFTWARE — 0.23%
CA Inc.	349,092	10,170,795

		10,170,795
TEXTILES, APPAREL & LUXURY GOODS — 0.25%
Coach Inc.	349,179	10,894,385

		10,894,385

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.34%
New York Community Bancorp Inc.	790,985	$15,052,444

		15,052,444
TOBACCO — 9.07%
Altria Group Inc.	2,689,150	146,235,977
Philip Morris International Inc.	2,436,353	208,381,272
Reynolds American Inc.	503,108	43,161,635

		397,778,884

TOTAL COMMON STOCKS
(Cost: $4,460,134,516)		4,371,512,219

SHORT-TERM INVESTMENTS — 0.14%

MONEY MARKET FUNDS — 0.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	3,221,046	3,221,046
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	177,954	177,954
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	2,771,547	2,771,547

		6,170,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,170,547)		6,170,547

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $4,466,305,063)		4,377,682,766
Other Assets, Less Liabilities — 0.16%		7,118,540

NET ASSETS — 100.00%		$4,384,801,306

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE HIGH DIVIDEND ETF

July 31, 2015

Open futures contracts as of July 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	123	Sep. 2015	Chicago Mercantile	$12,905,160	$224,898

See accompanying notes to schedules of investments.

12

Schedule of Investments (Unaudited)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 2.51%
B/E Aerospace Inc.	4,620	$225,040
Boeing Co. (The)	28,772	4,148,059
Curtiss-Wright Corp.	2,119	142,757
DigitalGlobe Inc.[a,b]	3,045	64,493
Esterline Technologies Corp.[a]	1,365	121,021
General Dynamics Corp.	13,977	2,084,111
HEICO Corp.	2,493	136,691
Hexcel Corp.	4,304	223,335
Honeywell International Inc.	34,992	3,675,910
Huntington Ingalls Industries Inc.	2,191	257,245
KLX Inc.[a]	2,438	95,765
L-3 Communications Holdings Inc.	3,678	424,662
Lockheed Martin Corp.	11,973	2,479,608
Moog Inc. Class Aa	1,809	120,950
Northrop Grumman Corp.	8,672	1,500,343
Orbital ATK Inc.	2,621	185,960
Precision Castparts Corp.	6,186	1,205,775
Raytheon Co.	13,707	1,495,297
Rockwell Collins Inc.	5,967	504,928
Spirit AeroSystems Holdings Inc. Class Aa	5,741	323,218
Teledyne Technologies Inc.[a]	1,648	170,848
Textron Inc.	12,376	540,831
TransDigm Group Inc.[a]	2,264	512,343
Triumph Group Inc.	2,119	114,108
United Technologies Corp.	37,053	3,716,786
Vectrus Inc.[a,b]	455	10,556

		24,480,640
AIR FREIGHT & LOGISTICS — 0.63%
CH Robinson Worldwide Inc.	6,495	455,624
Expeditors International of Washington Inc.	8,426	394,927
FedEx Corp.	11,791	2,021,213
Hub Group Inc. Class Aa	1,558	65,638
United Parcel Service Inc. Class B	30,985	3,171,625

		6,109,027
AIRLINES — 0.60%
Alaska Air Group Inc.	5,899	446,849
American Airlines Group Inc.	31,004	1,243,260
Delta Air Lines Inc.	36,738	1,628,963
JetBlue Airways Corp.[a]	12,013	276,059
Southwest Airlines Co.	29,783	1,078,145
Spirit Airlines Inc.[a]	3,265	195,312
United Continental Holdings Inc.[a]	17,099	964,213

		5,832,801
AUTO COMPONENTS — 0.48%
Autoliv Inc.	3,953	415,856
BorgWarner Inc.	9,999	497,050
Cooper Tire & Rubber Co.	2,298	75,673
Dana Holding Corp.	7,052	130,885
Delphi Automotive PLC	12,938	1,010,199
Gentex Corp./MI	12,818	206,113

Security	Shares	Value

Goodyear Tire & Rubber Co. (The)	12,166	$366,561
Johnson Controls Inc.	29,296	1,334,726
Lear Corp.	3,410	354,879
Tenneco Inc.[a]	2,659	132,445
Visteon Corp.[a]	1,937	192,790

		4,717,177
AUTOMOBILES — 0.65%
Ford Motor Co.	178,240	2,643,299
General Motors Co.	60,309	1,900,337
Harley-Davidson Inc.	9,488	553,151
Tesla Motors Inc.[a,b]	4,382	1,166,269
Thor Industries Inc.	2,105	117,627

		6,380,683
BANKS — 6.02%
Associated Banc-Corp.	7,108	140,099
BancorpSouth Inc.	3,675	92,867
Bank of America Corp.	469,786	8,399,774
Bank of Hawaii Corp.	1,983	133,793
BankUnited Inc.	4,692	171,352
BB&T Corp.	32,657	1,315,097
BOK Financial Corp.	908	60,346
Cathay General Bancorp	3,239	104,004
CIT Group Inc.	7,844	368,982
Citigroup Inc.	135,756	7,936,296
Citizens Financial Group Inc.	11,936	311,172
City National Corp./CA	2,090	187,912
Comerica Inc.	8,054	382,001
Commerce Bancshares Inc./MO	3,777	177,859
Cullen/Frost Bankers Inc.	2,504	181,415
East West Bancorp Inc.	6,540	292,730
Fifth Third Bancorp	36,068	759,953
First Financial Bankshares Inc.	2,722	92,494
First Horizon National Corp.	10,621	168,343
First Niagara Financial Group Inc.	15,780	153,224
First Republic Bank/CA	6,032	384,781
FirstMerit Corp.	7,276	136,352
FNB Corp./PA	7,744	106,790
Fulton Financial Corp.	8,186	106,091
Glacier Bancorp Inc.	3,181	89,386
Hancock Holding Co.	3,629	106,039
Huntington Bancshares Inc./OH	36,688	428,149
IBERIABANK Corp.	1,550	100,052
International Bancshares Corp.	2,500	67,325
Investors Bancorp Inc.	15,534	189,204
JPMorgan Chase & Co.	165,999	11,375,911
KeyCorp	38,325	568,743
M&T Bank Corp.	6,000	786,900
MB Financial Inc.	2,883	98,310
PacWest Bancorp	4,288	198,492
People’s United Financial Inc.	14,301	232,677
PNC Financial Services Group Inc. (The)[c]	23,211	2,278,856
Popular Inc.[a]	4,550	139,321
PrivateBancorp Inc.	2,998	123,937
Prosperity Bancshares Inc.	2,726	148,812
Regions Financial Corp.	59,853	621,873
Signature Bank/New York NYa	2,241	326,267
SunTrust Banks Inc.	22,997	1,019,687
Susquehanna Bancshares Inc.	8,094	114,935
SVB Financial Group[a]	2,290	327,699

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Synovus Financial Corp.	6,191	$195,140
TCF Financial Corp.	7,197	118,463
Texas Capital Bancshares Inc.[a]	2,074	122,242
Trustmark Corp.	2,925	70,317
U.S. Bancorp	79,366	3,588,137
UMB Financial Corp.	1,877	102,897
Umpqua Holdings Corp.	9,488	168,317
United Bankshares Inc./WV	2,802	113,565
Valley National Bancorp	10,274	101,918
Webster Financial Corp.	3,937	152,204
Wells Fargo & Co.	209,597	12,129,378
Wintrust Financial Corp.	2,053	110,698
Zions BanCorp.	8,980	280,086

		58,759,664
BEVERAGES — 1.84%
Brown-Forman Corp. Class B	6,969	755,509
Coca-Cola Co. (The)	175,586	7,213,073
Coca-Cola Enterprises Inc.	9,671	493,995
Constellation Brands Inc. Class A	7,622	914,793
Dr. Pepper Snapple Group Inc.	8,642	693,261
Molson Coors Brewing Co. Class B	7,121	506,588
Monster Beverage Corp.[a]	6,617	1,016,040
PepsiCo Inc.	66,103	6,369,024

		17,962,283
BIOTECHNOLOGY — 3.32%
Alexion Pharmaceuticals Inc.[a]	10,008	1,975,979
Alkermes PLC[a]	6,577	460,521
Alnylam Pharmaceuticals Inc.[a]	3,233	411,981
Amgen Inc.	33,986	6,001,588
Baxalta Inc.[a]	24,343	799,181
Biogen Inc.[a]	10,534	3,358,028
BioMarin Pharmaceutical Inc.[a]	7,158	1,047,001
Celgene Corp.[a]	35,480	4,656,750
Cepheid[a,b]	3,252	180,779
Gilead Sciences Inc.	65,765	7,751,063
Incyte Corp.[a]	7,270	758,116
Intercept Pharmaceuticals Inc.[a]	601	158,550
Isis Pharmaceuticals Inc.[a,b]	5,283	290,195
MannKind Corp.[a,b]	12,489	53,578
Medivation Inc.[a]	3,475	366,022
Myriad Genetics Inc.[a,b]	3,290	112,255
PDL BioPharma Inc.	7,902	45,990
Puma Biotechnology Inc.[a,b]	950	86,070
Regeneron Pharmaceuticals Inc.[a]	3,370	1,865,834
Seattle Genetics Inc.[a,b]	4,411	211,154
United Therapeutics Corp.[a,b]	2,078	351,930
Vertex Pharmaceuticals Inc.[a]	10,898	1,471,230

		32,413,795
BUILDING PRODUCTS — 0.20%
Allegion PLC	4,290	271,214
AO Smith Corp.	3,431	246,415
Armstrong World Industries Inc.[a]	2,114	123,669
Fortune Brands Home & Security Inc.	6,992	333,868
Lennox International Inc.	1,832	216,304
Masco Corp.	15,767	416,091
Owens Corning	5,352	240,037

Security	Shares	Value

USG Corp.[a,b]	4,300	$133,214

		1,980,812
CAPITAL MARKETS — 2.21%
Affiliated Managers Group Inc.[a,b]	2,483	516,216
Ameriprise Financial Inc.	8,145	1,023,582
Bank of New York Mellon Corp. (The)	50,138	2,175,989
BlackRock Inc.[c]	5,681	1,910,634
Charles Schwab Corp. (The)	51,884	1,809,714
E*TRADE Financial Corp.[a]	12,739	362,042
Eaton Vance Corp. NVS	5,355	205,418
Federated Investors Inc. Class B	4,096	138,076
Financial Engines Inc.	2,234	102,451
Franklin Resources Inc.	17,384	791,841
Goldman Sachs Group Inc. (The)	17,983	3,687,774
Invesco Ltd.	19,112	737,723
Janus Capital Group Inc.	6,588	107,912
Lazard Ltd. Class A	5,768	319,605
Legg Mason Inc.	4,328	213,544
LPL Financial Holdings Inc.	3,496	164,836
Morgan Stanley	68,881	2,675,338
Northern Trust Corp.	9,858	754,038
NorthStar Asset Management Group Inc./New York	8,946	163,891
Raymond James Financial Inc.	5,670	334,530
SEI Investments Co.	5,776	307,919
State Street Corp.	18,497	1,416,130
Stifel Financial Corp.[a]	2,926	160,784
T Rowe Price Group Inc.	11,845	913,605
TD Ameritrade Holding Corp.	12,200	448,106
Waddell & Reed Financial Inc. Class A	3,764	169,041

		21,610,739
CHEMICALS — 2.26%
Air Products & Chemicals Inc.	8,662	1,234,422
Airgas Inc.	3,044	310,549
Albemarle Corp.	5,059	274,198
Ashland Inc.	2,826	323,068
Axiall Corp.	3,084	90,762
Cabot Corp.	2,961	104,168
Celanese Corp. Series A	6,896	454,584
CF Industries Holdings Inc.	10,488	620,890
Chemours Co. (The)	8,067	88,092
Chemtura Corp.[a,b]	2,959	81,165
Cytec Industries Inc.	3,309	245,627
Dow Chemical Co. (The)	48,638	2,288,904
Eastman Chemical Co.	6,621	519,086
Ecolab Inc.	12,031	1,393,310
EI du Pont de Nemours & Co.	40,603	2,264,023
FMC Corp.	5,835	283,231
HB Fuller Co.	2,170	86,930
Huntsman Corp.	9,169	174,211
International Flavors & Fragrances Inc.	3,606	416,817
LyondellBasell Industries NV Class A	17,508	1,642,776
Minerals Technologies Inc.	1,544	99,974
Monsanto Co.	21,314	2,171,683
Mosaic Co. (The)	13,735	589,781
NewMarket Corp.	491	195,276
Olin Corp.	3,622	83,270
Platform Specialty Products Corp.[a]	5,948	138,410
PolyOne Corp.	4,145	142,049
PPG Industries Inc.	12,112	1,312,699

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Praxair Inc.	12,884	$1,470,580
RPM International Inc.	5,847	274,049
Scotts Miracle-Gro Co. (The) Class A	1,966	118,727
Sensient Technologies Corp.	2,184	149,364
Sherwin-Williams Co. (The)	3,545	984,659
Sigma-Aldrich Corp.	5,311	741,469
Valspar Corp. (The)	3,366	280,320
Westlake Chemical Corp.	1,770	110,572
WR Grace & Co.[a]	3,263	329,335

		22,089,030
COMMERCIAL SERVICES & SUPPLIES — 0.55%
ADT Corp. (The)[b]	7,737	267,159
Cintas Corp.	4,249	363,289
CIVEO Corp.	4,602	9,848
Clean Harbors Inc.[a]	2,493	123,453
Copart Inc.[a]	5,007	180,402
Covanta Holding Corp.	5,813	114,749
Deluxe Corp.	2,230	143,679
Essendant Inc.	1,783	65,650
Healthcare Services Group Inc.	3,268	114,086
Herman Miller Inc.	2,531	70,969
HNI Corp.	2,046	101,461
KAR Auction Services Inc.	6,342	246,894
MSA Safety Inc.	1,355	69,986
Pitney Bowes Inc.	8,937	186,962
Republic Services Inc.	11,139	473,742
Rollins Inc.	4,231	122,699
RR Donnelley & Sons Co.	9,545	167,515
Stericycle Inc.[a]	3,809	536,955
Tetra Tech Inc.	2,845	75,791
Tyco International PLC	18,695	710,223
Waste Connections Inc.	5,481	274,762
Waste Management Inc.	18,998	971,368

		5,391,642
COMMUNICATIONS EQUIPMENT — 1.53%
ARRIS Group Inc.[a]	6,007	185,736
Brocade Communications Systems Inc.	19,510	200,173
Ciena Corp.[a,b]	5,559	141,477
Cisco Systems Inc.	227,754	6,472,769
CommScope Holding Co. Inc.[a]	5,524	173,288
EchoStar Corp. Class Aa	1,991	92,422
F5 Networks Inc.[a]	3,225	432,601
Finisar Corp.[a,b]	4,540	79,041
Harris Corp.	5,485	454,926
InterDigital Inc./PA	1,524	82,403
JDS Uniphase Corp.[a]	10,380	115,114
Juniper Networks Inc.	15,487	440,141
Motorola Solutions Inc.	8,192	492,831
Palo Alto Networks Inc.[a]	3,095	575,144
Plantronics Inc.	1,629	94,612
Polycom Inc.[a]	6,253	71,159
QUALCOMM Inc.	72,870	4,692,099
ViaSat Inc.[a,b]	1,876	116,312

		14,912,248
CONSTRUCTION & ENGINEERING — 0.15%
AECOM[a]	6,507	200,611
Chicago Bridge & Iron Co. NVb	4,249	225,792

Security	Shares	Value

EMCOR Group Inc.	2,917	$139,520
Fluor Corp.	6,546	306,026
Jacobs Engineering Group Inc.[a]	5,500	231,660
KBR Inc.	6,569	114,760
Quanta Services Inc.[a]	9,590	264,876

		1,483,245
CONSTRUCTION MATERIALS — 0.12%
Eagle Materials Inc.	2,197	169,477
Martin Marietta Materials Inc.	2,794	438,155
Vulcan Materials Co.	5,918	538,656

		1,146,288
CONSUMER FINANCE — 0.76%
Ally Financial Inc.[a]	19,906	453,260
American Express Co.	39,141	2,977,065
Capital One Financial Corp.	24,360	1,980,468
Discover Financial Services	19,803	1,105,205
Navient Corp.	17,258	270,951
PRA Group Inc.[a]	2,220	141,081
Santander Consumer USA Holdings Inc.[a]	4,606	111,373
SLM Corp.[a]	18,710	170,822
Synchrony Financial[a]	5,712	196,264

		7,406,489
CONTAINERS & PACKAGING — 0.39%
AptarGroup Inc.	2,831	191,914
Avery Dennison Corp.	3,978	242,061
Ball Corp.	6,173	418,776
Bemis Co. Inc.	4,210	187,640
Berry Plastics Group Inc.[a]	5,425	176,638
Crown Holdings Inc.[a]	6,149	316,735
Graphic Packaging Holding Co.	14,823	223,827
Greif Inc. Class A	1,362	42,208
Owens-Illinois Inc.[a]	7,232	154,403
Packaging Corp. of America	4,378	309,919
Sealed Air Corp.	9,476	503,839
Silgan Holdings Inc.	1,745	93,305
Sonoco Products Co.	4,458	184,026
WestRock Co.[a]	12,123	764,477

		3,809,768
DISTRIBUTORS — 0.12%
Genuine Parts Co.	6,865	610,642
LKQ Corp.[a]	13,694	430,813
Pool Corp.	2,057	144,854

		1,186,309
DIVERSIFIED CONSUMER SERVICES — 0.12%
Apollo Education Group Inc.[a]	4,421	56,633
DeVry Education Group Inc.	2,526	76,740
Graham Holdings Co. Class B	200	137,912
Grand Canyon Education Inc.[a]	2,217	96,284
H&R Block Inc.	12,395	412,630
Service Corp. International/U.S.	8,818	269,037
Sotheby’s	2,707	113,234

		1,162,470

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 1.86%
Berkshire Hathaway Inc. Class Ba	81,578	$11,644,444
CBOE Holdings Inc.	3,857	239,057
CME Group Inc./IL	14,149	1,358,870
FNFV Group[a]	4,033	58,720
Intercontinental Exchange Inc.	5,009	1,142,252
Leucadia National Corp.	13,917	327,328
MarketAxess Holdings Inc.	1,731	169,292
McGraw Hill Financial Inc.	12,190	1,240,332
Moody’s Corp.	7,925	875,158
MSCI Inc.	5,086	346,662
NASDAQ OMX Group Inc. (The)	5,184	264,539
Voya Financial Inc.	9,547	448,232

		18,114,886
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.02%
AT&T Inc.	274,840	9,547,942
CenturyLink Inc.	25,153	719,376
Frontier Communications Corp.	51,529	243,217
Level 3 Communications Inc.[a]	13,125	662,812
Verizon Communications Inc.	182,436	8,536,180
Windstream Holdings Inc.[b]	4,368	21,185

		19,730,712
ELECTRIC UTILITIES — 1.60%
ALLETE Inc.	1,896	91,558
American Electric Power Co. Inc.	21,849	1,235,998
Cleco Corp.	2,660	144,784
Duke Energy Corp.	30,949	2,297,035
Edison International	14,543	872,725
El Paso Electric Co.	1,769	64,445
Entergy Corp.	8,046	571,427
Eversource Energy	14,141	703,090
Exelon Corp.	38,358	1,230,908
FirstEnergy Corp.	18,754	636,886
Great Plains Energy Inc.	6,811	177,835
Hawaiian Electric Industries Inc.	4,634	138,788
IDACORP Inc.	2,173	134,965
ITC Holdings Corp.	7,042	237,879
NextEra Energy Inc.	19,898	2,093,270
OGE Energy Corp.	8,707	259,120
Pepco Holdings Inc.	11,291	301,244
Pinnacle West Capital Corp.	4,844	298,923
PNM Resources Inc.	3,502	92,383
Portland General Electric Co.	3,480	125,315
PPL Corp.	29,759	946,634
Southern Co. (The)	40,514	1,812,191
UIL Holdings Corp.	2,442	117,069
Westar Energy Inc.	5,896	221,984
Xcel Energy Inc.	22,880	793,250

		15,599,706
ELECTRICAL EQUIPMENT — 0.61%
Acuity Brands Inc.	1,970	396,344
AMETEK Inc.	10,847	575,433
Babcock & Wilcox Enterprises Inc.[a]	2,480	48,906
BWX Technologies Inc.	4,960	121,818
Eaton Corp. PLC	20,904	1,266,364
Emerson Electric Co.	29,908	1,547,739

Security	Shares	Value

EnerSys	2,093	$130,708
Generac Holdings Inc.[a,b]	2,954	103,597
Hubbell Inc. Class B	2,358	246,199
Polypore International Inc.[a]	2,084	125,290
Regal Beloit Corp.	1,988	138,027
Rockwell Automation Inc.	5,994	699,979
Sensata Technologies Holding NVa,b	7,610	390,545
Solarcity Corp.[a,b]	2,326	134,908

		5,925,857
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.64%
Amphenol Corp. Class A	13,796	778,232
Anixter International Inc.[a]	1,181	78,194
Arrow Electronics Inc.[a]	4,177	242,893
Avnet Inc.	6,092	254,219
Belden Inc.	1,833	108,569
CDW Corp./DE	5,776	207,532
Cognex Corp.	4,021	182,031
Corning Inc.	56,124	1,048,396
Dolby Laboratories Inc. Class A	2,102	73,885
FEI Co.	1,850	159,044
FLIR Systems Inc.	6,283	193,454
Ingram Micro Inc. Class Aa	6,865	186,934
IPG Photonics Corp.[a,b]	1,671	154,100
Itron Inc.[a,b]	1,779	57,337
Jabil Circuit Inc.	8,880	179,820
Keysight Technologies Inc.[a]	7,525	229,813
Knowles Corp.[a,b]	3,740	71,247
Littelfuse Inc.	970	89,240
National Instruments Corp.	4,703	136,199
TE Connectivity Ltd.	18,310	1,115,445
Tech Data Corp.[a,b]	1,667	97,236
Trimble Navigation Ltd.[a]	11,306	261,169
Vishay Intertechnology Inc.	5,829	66,917
Zebra Technologies Corp. Class Aa	2,283	245,719

		6,217,625
ENERGY EQUIPMENT & SERVICES — 1.20%
Atwood Oceanics Inc.	2,525	52,520
Baker Hughes Inc.	19,337	1,124,447
Bristow Group Inc.	1,596	71,900
Cameron International Corp.[a]	8,449	426,336
CARBO Ceramics Inc.	878	28,842
Core Laboratories NV	1,881	206,214
Diamond Offshore Drilling Inc.	3,085	67,716
Dril-Quip Inc.[a]	1,820	106,306
Ensco PLC Class A	10,267	170,227
Exterran Holdings Inc.	3,141	77,865
FMC Technologies Inc.[a]	10,360	339,394
Forum Energy Technologies Inc.[a]	2,587	39,529
Halliburton Co.	38,173	1,595,250
Helix Energy Solutions Group Inc.[a]	4,434	37,113
Helmerich & Payne Inc.	4,746	274,034
McDermott International Inc.[a,b]	10,419	45,844
Nabors Industries Ltd.	13,322	154,668
National Oilwell Varco Inc.	17,279	727,964
Noble Corp. PLC	11,107	132,729
Oceaneering International Inc.	4,541	181,731
Oil States International Inc.[a]	2,290	68,952
Patterson-UTI Energy Inc.	6,444	106,229
Rowan Companies PLC Class A	5,533	95,334

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Schlumberger Ltd.	56,772	$4,701,857
SEACOR Holdings Inc.[a]	837	52,873
Superior Energy Services Inc.	6,662	113,254
Tidewater Inc.[b]	2,183	42,634
Transocean Ltd.[b]	15,235	202,016
U.S. Silica Holdings Inc.[b]	2,248	50,625
Unit Corp.[a]	1,937	38,217
Weatherford International PLC[a,b]	34,263	365,929

		11,698,549
FOOD & STAPLES RETAILING — 2.20%
Casey’s General Stores Inc.	1,690	172,743
Costco Wholesale Corp.	19,695	2,861,684
CVS Health Corp.	50,433	5,672,200
Kroger Co. (The)	43,882	1,721,930
Rite Aid Corp.[a]	41,055	365,800
Sprouts Farmers Market Inc.[a,b]	6,306	154,623
Sysco Corp.	26,774	972,164
United Natural Foods Inc.[a]	2,178	99,164
Wal-Mart Stores Inc.	70,545	5,077,829
Walgreens Boots Alliance Inc.	39,017	3,770,213
Whole Foods Market Inc.	16,121	586,804

		21,455,154
FOOD PRODUCTS — 1.66%
Archer-Daniels-Midland Co.	27,763	1,316,521
B&G Foods Inc.	2,820	83,275
Bunge Ltd.	6,475	517,029
Campbell Soup Co.	7,910	390,042
ConAgra Foods Inc.	19,286	849,741
Darling Ingredients Inc.[a]	6,964	89,487
Dean Foods Co.	4,081	72,642
Flowers Foods Inc.	8,484	183,763
General Mills Inc.	26,578	1,547,105
Hain Celestial Group Inc. (The)[a]	4,706	319,914
Hershey Co. (The)	6,599	612,981
Hormel Foods Corp.	5,935	351,411
Ingredion Inc.	3,227	284,621
JM Smucker Co. (The)	4,337	484,400
Kellogg Co.	11,288	746,927
Keurig Green Mountain Inc.	5,168	387,807
Kraft Heinz Co. (The)	26,480	2,104,366
Lancaster Colony Corp.	872	81,279
McCormick & Co. Inc./MD	5,650	463,357
Mead Johnson Nutrition Co.	9,014	796,747
Mondelez International Inc. Class A	72,791	3,285,058
Post Holdings Inc.[a,b]	2,563	137,736
TreeHouse Foods Inc.[a]	1,936	158,675
Tyson Foods Inc. Class A	13,041	578,368
WhiteWave Foods Co. (The)[a]	7,798	402,533

		16,245,785
GAS UTILITIES — 0.19%
AGL Resources Inc.	5,518	265,305
Atmos Energy Corp.	4,660	257,698
National Fuel Gas Co.	3,712	200,708
New Jersey Resources Corp.	3,662	105,832
ONE Gas Inc.	2,265	101,993
Piedmont Natural Gas Co. Inc.	3,349	127,296
Questar Corp.	7,766	171,939

Security	Shares	Value

South Jersey Industries Inc.	2,810	$68,114
Southwest Gas Corp.	2,007	113,074
UGI Corp.	7,790	284,647
WGL Holdings Inc.	2,259	126,278

		1,822,884
HEALTH CARE EQUIPMENT & SUPPLIES — 2.20%
Abbott Laboratories	66,621	3,377,018
Alere Inc.[a]	3,633	176,600
Align Technology Inc.[a]	3,157	197,944
Baxter International Inc.	24,343	975,667
Becton Dickinson and Co.	9,390	1,428,689
Boston Scientific Corp.[a]	59,962	1,039,741
Cooper Companies Inc. (The)	2,155	381,435
CR Bard Inc.	3,292	647,372
DENTSPLY International Inc.	6,260	356,257
DexCom Inc.[a,b]	3,263	276,213
Edwards Lifesciences Corp.[a]	4,790	728,846
Haemonetics Corp.[a]	2,240	89,622
Halyard Health Inc.[a,b]	2,029	82,661
Hill-Rom Holdings Inc.	2,642	148,031
Hologic Inc.[a]	11,075	461,385
IDEXX Laboratories Inc.[a]	4,224	307,212
Intuitive Surgical Inc.[a]	1,655	882,396
Medtronic PLC	63,704	4,993,757
ResMed Inc.	6,277	363,752
Sirona Dental Systems Inc.[a]	2,497	259,139
St. Jude Medical Inc.	12,537	925,481
STERIS Corp.	2,582	178,494
Stryker Corp.	13,325	1,362,748
Teleflex Inc.	1,911	256,055
Thoratec Corp.[a]	2,545	161,073
Varian Medical Systems Inc.[a]	4,510	388,176
West Pharmaceutical Services Inc.	3,208	192,063
Zimmer Biomet Holdings Inc.	7,701	801,443

		21,439,270
HEALTH CARE PROVIDERS & SERVICES — 2.80%
Acadia Healthcare Co. Inc.[a]	2,470	197,057
Aetna Inc.	15,678	1,771,144
AmerisourceBergen Corp.	9,291	982,523
Anthem Inc.	11,843	1,827,020
Brookdale Senior Living Inc.[a]	8,089	267,989
Cardinal Health Inc.	14,827	1,259,998
Centene Corp.[a]	5,321	373,162
Chemed Corp.	778	115,502
Cigna Corp.	11,519	1,659,427
Community Health Systems Inc.[a]	5,254	307,411
DaVita HealthCare Partners Inc.[a]	7,705	608,926
Envision Healthcare Holdings Inc.[a]	8,139	364,627
Express Scripts Holding Co.[a,b]	32,636	2,939,524
HCA Holdings Inc.[a]	12,934	1,202,991
Health Net Inc./CAa	3,500	234,010
HealthSouth Corp.	4,162	190,203
Henry Schein Inc.[a]	3,693	546,490
Humana Inc.	6,668	1,214,176
Laboratory Corp. of America Holdings[a]	4,485	570,896
LifePoint Health Inc.[a]	2,060	170,692
Magellan Health Inc.[a]	1,188	71,981
McKesson Corp.	10,366	2,286,429
MEDNAX Inc.[a]	4,212	356,504

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Omnicare Inc.	4,411	$427,205
Owens & Minor Inc.	2,808	98,729
Patterson Companies Inc.	3,711	186,144
Quest Diagnostics Inc.	6,426	474,303
Team Health Holdings Inc.[a]	3,138	211,533
Tenet Healthcare Corp.[a]	4,384	246,819
UnitedHealth Group Inc.	42,551	5,165,691
Universal Health Services Inc. Class B	4,058	589,343
VCA Inc.[a]	3,592	221,016
WellCare Health Plans Inc.[a,b]	1,871	151,177

		27,290,642
HEALTH CARE TECHNOLOGY — 0.16%
Allscripts Healthcare Solutions Inc.[a]	7,828	113,193
athenahealth Inc.[a,b]	1,778	248,849
Cerner Corp.[a]	13,753	986,365
HMS Holdings Corp.[a,b]	3,845	44,294
Medidata Solutions Inc.[a]	2,465	132,617

		1,525,318
HOTELS, RESTAURANTS & LEISURE — 2.03%
Brinker International Inc.[b]	2,658	159,214
Buffalo Wild Wings Inc.[a,b]	858	167,808
Carnival Corp.	20,294	1,081,467
Cheesecake Factory Inc. (The)	2,165	125,007
Chipotle Mexican Grill Inc.[a,b]	1,387	1,029,473
Choice Hotels International Inc.	1,590	80,549
Cracker Barrel Old Country Store Inc.	1,052	159,788
Darden Restaurants Inc.	5,737	423,161
Domino’s Pizza Inc.	2,487	283,120
Dunkin’ Brands Group Inc.	4,350	234,422
Hilton Worldwide Holdings Inc.[a]	23,245	624,128
Hyatt Hotels Corp. Class Aa,b	2,360	131,759
Jack in the Box Inc.	1,680	159,600
Las Vegas Sands Corp.	16,343	915,862
Marriott International Inc./MD Class A	9,244	671,207
Marriott Vacations Worldwide Corp.	1,288	107,677
McDonald’s Corp.	42,880	4,281,997
MGM Resorts International[a]	18,306	359,164
Norwegian Cruise Line Holdings Ltd.[a]	6,248	390,000
Panera Bread Co. Class Aa	1,169	238,616
Royal Caribbean Cruises Ltd.	7,437	668,215
Six Flags Entertainment Corp.	4,137	192,950
Starbucks Corp.	67,084	3,886,176
Starwood Hotels & Resorts Worldwide Inc.	7,652	608,028
Vail Resorts Inc.	1,583	173,639
Wendy’s Co. (The)	10,320	105,883
Wyndham Worldwide Corp.	5,412	446,598
Wynn Resorts Ltd.	3,592	370,802
Yum! Brands Inc.	19,378	1,700,613

		19,776,923
HOUSEHOLD DURABLES — 0.53%
DR Horton Inc.	14,804	439,531
Garmin Ltd.	5,448	228,326
Harman International Industries Inc.	3,194	343,866
Jarden Corp.[a]	8,659	476,245
Leggett & Platt Inc.	6,171	295,036
Lennar Corp. Class A	7,978	423,153
Mohawk Industries Inc.[a]	2,780	560,420

Security	Shares	Value

Newell Rubbermaid Inc.	12,132	$525,073
NVR Inc.[a]	173	257,777
PulteGroup Inc.	14,514	300,730
Ryland Group Inc. (The)	2,095	95,260
Tempur Sealy International Inc.[a]	2,637	199,225
Toll Brothers Inc.[a]	7,022	273,296
TopBuild Corp.[a]	1,751	50,359
Tupperware Brands Corp.[b]	2,188	127,932
Whirlpool Corp.	3,480	618,500

		5,214,729
HOUSEHOLD PRODUCTS — 1.54%
Church & Dwight Co. Inc.	5,904	509,692
Clorox Co. (The)	5,930	663,804
Colgate-Palmolive Co.	38,092	2,591,018
Energizer Holdings Inc. New[a]	2,734	105,287
Kimberly-Clark Corp.	16,289	1,872,746
Procter & Gamble Co. (The)	121,355	9,307,929

		15,050,476
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.12%
AES Corp./VA	30,517	390,618
Calpine Corp.[a]	15,426	282,296
Dynegy Inc.[a,b]	4,943	128,765
NRG Energy Inc.	14,980	336,301
Talen Energy Corp.[a]	3,717	58,468

		1,196,448
INDUSTRIAL CONGLOMERATES — 2.01%
3M Co.	28,377	4,294,575
Carlisle Companies Inc.	2,931	296,793
Danaher Corp.	27,522	2,519,914
General Electric Co.	450,702	11,763,322
Roper Technologies Inc.	4,469	747,530

		19,622,134
INSURANCE — 3.17%
ACE Ltd.	14,590	1,586,954
Aflac Inc.	19,323	1,237,638
Alleghany Corp.[a]	708	344,180
Allied World Assurance Co. Holdings AG	4,112	173,773
Allstate Corp. (The)	18,304	1,262,061
American Financial Group Inc./OH	3,400	234,430
American International Group Inc.	59,670	3,826,040
Aon PLC	12,642	1,273,934
Arch Capital Group Ltd.[a]	5,494	392,052
Arthur J Gallagher & Co.	7,611	360,990
Aspen Insurance Holdings Ltd.	2,900	139,461
Assurant Inc.	2,979	222,233
Assured Guaranty Ltd.	6,928	169,459
Axis Capital Holdings Ltd.	4,651	267,712
Brown & Brown Inc.	5,209	174,241
Chubb Corp. (The)	10,289	1,279,231
Cincinnati Financial Corp.	6,485	358,037
CNO Financial Group Inc.	8,986	160,310
Endurance Specialty Holdings Ltd.	2,709	188,248
Erie Indemnity Co. Class A	1,126	97,185
Everest Re Group Ltd.	1,993	364,958
First American Financial Corp.	4,751	192,796

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

FNF Group	12,510	$489,016
Genworth Financial Inc. Class Aa	21,756	152,510
Hanover Insurance Group Inc. (The)	2,005	162,104
Hartford Financial Services Group Inc. (The)	18,762	892,133
HCC Insurance Holdings Inc.	4,235	326,773
Kemper Corp.	2,180	84,410
Lincoln National Corp.	11,208	631,234
Loews Corp.	13,351	508,807
Markel Corp.[a]	629	559,653
Marsh & McLennan Companies Inc.	24,021	1,391,777
Mercury General Corp.	1,328	74,966
MetLife Inc.	49,810	2,776,409
Old Republic International Corp.	10,679	178,660
PartnerRe Ltd.	2,086	283,613
Primerica Inc.	2,198	99,415
Principal Financial Group Inc.	12,389	687,713
ProAssurance Corp.	2,403	116,041
Progressive Corp. (The)	23,666	721,813
Prudential Financial Inc.	20,316	1,795,122
Reinsurance Group of America Inc.	2,962	285,892
RenaissanceRe Holdings Ltd.	2,104	225,759
RLI Corp.	1,534	84,723
StanCorp Financial Group Inc.	1,948	222,111
Symetra Financial Corp.	4,429	110,902
Torchmark Corp.	5,762	354,997
Travelers Companies Inc. (The)	14,316	1,519,214
Unum Group	11,188	400,978
Validus Holdings Ltd.	3,710	171,958
White Mountains Insurance Group Ltd.	265	187,090
Willis Group Holdings PLC	8,059	374,663
WR Berkley Corp.	4,560	254,083
XL Group PLC	13,839	526,159

		30,956,621
INTERNET & CATALOG RETAIL — 1.68%
Amazon.com Inc.[a]	17,083	9,159,050
Expedia Inc.	4,516	548,423
Groupon Inc.[a,b]	18,980	91,484
HSN Inc.	1,460	107,325
Liberty Interactive Corp. QVC Group Series Aa	19,664	571,239
Liberty TripAdvisor Holdings Inc. Class Aa	3,349	98,092
Liberty Ventures Series Aa	5,967	247,511
Netflix Inc.[a]	18,963	2,167,661
Priceline Group Inc. (The)[a]	2,320	2,885,082
Shutterfly Inc.[a,b]	1,683	72,790
TripAdvisor Inc.[a,b]	5,019	398,408

		16,347,065
INTERNET SOFTWARE & SERVICES — 3.29%
Akamai Technologies Inc.[a]	7,894	605,549
Box Inc. Class Aa,b	588	9,602
CoStar Group Inc.[a]	1,486	299,117
eBay Inc.[a]	49,335	1,387,300
Facebook Inc. Class Aa	94,212	8,856,870
Google Inc. Class Aa	12,807	8,420,602
Google Inc. Class Ca	12,846	8,036,586
IAC/InterActiveCorp	3,428	264,847
j2 Global Inc.	2,129	149,882
LinkedIn Corp. Class Aa	4,782	971,989
Pandora Media Inc.[a]	8,356	146,397
Rackspace Hosting Inc.[a]	5,351	182,094

Security	Shares	Value

Twitter Inc.[a]	23,670	$734,007
VeriSign Inc.[a,b]	4,689	332,638
Yahoo! Inc.[a]	39,197	1,437,354
Yelp Inc.[a,b]	2,854	75,346
Zillow Group Inc. Class Aa,b	1,886	153,709

		32,063,889
IT SERVICES — 3.57%
Accenture PLC Class A	28,067	2,893,988
Acxiom Corp.[a]	3,263	58,440
Alliance Data Systems Corp.[a]	2,760	759,110
Amdocs Ltd.	6,924	406,093
Automatic Data Processing Inc.	20,933	1,669,825
Broadridge Financial Solutions Inc.	5,446	295,554
CACI International Inc. Class Aa	1,020	83,773
Cognizant Technology Solutions Corp. Class Aa	27,394	1,728,561
Computer Sciences Corp.	6,222	407,105
Convergys Corp.	4,316	108,375
CoreLogic Inc./U.S.[a]	4,035	159,140
DST Systems Inc.	1,220	133,163
Euronet Worldwide Inc.[a,b]	2,128	145,768
Fidelity National Information Services Inc.	12,679	829,587
Fiserv Inc.[a]	10,639	924,104
FleetCor Technologies Inc.[a]	3,339	516,944
Gartner Inc.[a]	3,655	323,723
Genpact Ltd.[a]	6,895	153,138
Global Payments Inc.	2,936	329,096
International Business Machines Corp.	41,003	6,642,076
Jack Henry & Associates Inc.	3,672	256,526
Leidos Holdings Inc.	2,823	115,178
MasterCard Inc. Class A	43,359	4,223,167
MAXIMUS Inc.	3,008	205,176
NeuStar Inc. Class Aa,b	2,721	83,997
Paychex Inc.	14,613	678,043
PayPal Holdings Inc.[a]	49,335	1,909,265
Science Applications International Corp.	1,777	95,389
Teradata Corp.[a,b]	6,469	240,065
Total System Services Inc.	7,409	342,444
Vantiv Inc. Class Aa	6,469	284,636
VeriFone Systems Inc.[a,b]	5,149	165,695
Visa Inc. Class A	86,376	6,507,568
Western Union Co. (The)	23,373	473,070
WEX Inc.[a,b]	1,688	172,244
Xerox Corp.	45,894	505,752

		34,825,778
LEISURE PRODUCTS — 0.15%
Brunswick Corp./DE	4,178	221,810
Hasbro Inc.	5,070	399,212
Mattel Inc.	14,953	347,059
Polaris Industries Inc.	2,780	381,027
Vista Outdoor Inc.[a]	2,744	129,434

		1,478,542
LIFE SCIENCES TOOLS & SERVICES — 0.69%
Agilent Technologies Inc.	15,011	614,701
Bio-Rad Laboratories Inc. Class Aa,b	890	134,159
Bio-Techne Corp.	1,635	178,836
Bruker Corp.[a,b]	5,199	109,439
Charles River Laboratories International Inc.[a]	2,132	165,486

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Illumina Inc.[a]	6,439	$1,412,073
Mettler-Toledo International Inc.[a]	1,255	423,688
PAREXEL International Corp.[a,b]	2,477	170,814
PerkinElmer Inc.	4,985	263,806
Quintiles Transnational Holdings Inc.[a]	3,599	276,115
Thermo Fisher Scientific Inc.	17,840	2,489,215
Waters Corp.[a]	3,758	501,655

		6,739,987
MACHINERY — 1.68%
Actuant Corp. Class A	2,767	63,807
AGCO Corp.	3,715	204,362
Allison Transmission Holdings Inc.	7,453	217,479
Caterpillar Inc.	26,910	2,115,933
Chart Industries Inc.[a]	1,324	36,145
CLARCOR Inc.	2,217	133,397
Colfax Corp.[a,b]	4,317	164,650
Crane Co.	2,131	113,369
Cummins Inc.	7,492	970,439
Deere & Co.	14,941	1,412,970
Donaldson Co. Inc.	5,607	188,395
Dover Corp.	7,102	455,025
Flowserve Corp.	6,029	283,303
Graco Inc.	2,660	190,163
Harsco Corp.	3,538	48,612
Hillenbrand Inc.	2,736	77,593
IDEX Corp.	3,536	268,842
Illinois Tool Works Inc.	15,139	1,354,486
Ingersoll-Rand PLC	11,858	728,081
ITT Corp.	4,076	154,888
Joy Global Inc.	4,432	117,049
Kennametal Inc.	3,486	110,471
Lincoln Electric Holdings Inc.	3,433	207,868
Manitowoc Co. Inc. (The)	5,852	103,405
Middleby Corp. (The)[a]	2,542	311,904
Mueller Industries Inc.	2,479	80,245
Navistar International Corp.[a,b]	2,961	51,936
Nordson Corp.	2,446	181,273
Oshkosh Corp.	3,616	132,129
PACCAR Inc.	15,773	1,022,721
Pall Corp.	4,830	610,754
Parker-Hannifin Corp.	6,206	699,727
Pentair PLC	8,019	487,635
Snap-on Inc.	2,650	436,720
SPX Corp.	1,879	122,905
Stanley Black & Decker Inc.	6,858	723,451
Terex Corp.	4,892	108,407
Timken Co. (The)	3,169	105,781
Toro Co. (The)	2,450	167,409
Trinity Industries Inc.	6,982	204,293
Valmont Industries Inc.	1,013	112,676
WABCO Holdings Inc.[a]	2,456	303,242
Wabtec Corp./DE	4,318	436,939
Woodward Inc.	2,674	131,989
Xylem Inc./NY	8,224	283,975

		16,436,843
MARINE — 0.02%
Kirby Corp.[a]	2,508	181,604

		181,604

Security	Shares	Value

MEDIA — 3.61%
AMC Networks Inc. Class Aa	2,641	$222,425
Cable One Inc.[a]	200	83,044
Cablevision Systems Corp. Class Ab	10,099	284,994
CBS Corp. Class B NVS	20,132	1,076,458
Charter Communications Inc. Class Aa,b	3,745	696,046
Cinemark Holdings Inc.	4,522	178,438
Comcast Corp. Class A	112,513	7,021,936
Discovery Communications Inc. Class Aa,b	6,532	215,687
Discovery Communications Inc. Class C NVS[a]	11,685	354,056
DISH Network Corp. Class Aa	9,511	614,506
DreamWorks Animation SKG Inc. Class Aa,b	3,165	76,308
Gannett Co. Inc.[a]	5,073	64,173
Interpublic Group of Companies Inc. (The)	18,505	394,157
John Wiley & Sons Inc. Class A	2,021	107,133
Liberty Broadband Corp. Class Aa	1,087	58,665
Liberty Broadband Corp. Class Ca,b	2,849	152,507
Liberty Global PLC Series Aa	11,166	585,768
Liberty Global PLC Series C NVS[a]	26,357	1,295,183
Liberty Global PLC LiLAC Class Aa	558	23,860
Liberty Global PLC LiLAC Class Ca	1,317	56,038
Liberty Media Corp. Class Aa	4,420	167,076
Liberty Media Corp. Class Ca	8,840	333,268
Lions Gate Entertainment Corp.	4,199	164,517
Live Nation Entertainment Inc.[a]	6,757	177,169
Madison Square Garden Co. (The) Class Aa	2,719	226,765
Meredith Corp.	1,602	76,768
New York Times Co. (The) Class A	5,594	73,953
News Corp. Class Aa	22,933	337,803
Omnicom Group Inc.	10,877	794,891
Regal Entertainment Group Class A	3,497	72,038
Scripps Networks Interactive Inc. Class A	4,342	271,722
Sinclair Broadcast Group Inc. Class A	3,302	95,824
Sirius XM Holdings Inc.[a]	116,467	461,209
Starz Series Aa,b	3,733	151,000
TEGNA Inc.	10,146	295,553
Time Inc.	4,916	109,725
Time Warner Cable Inc.	12,673	2,407,997
Time Warner Inc.	36,906	3,249,204
Tribune Media Co.	4,124	208,221
Twenty-First Century Fox Inc. Class A	79,198	2,731,539
Viacom Inc. Class B NVS	15,989	911,373
Walt Disney Co. (The)	69,830	8,379,600

		35,258,597
METALS & MINING — 0.35%
Alcoa Inc.	58,462	577,020
Allegheny Technologies Inc.	4,748	101,227
Carpenter Technology Corp.	2,389	89,683
Cliffs Natural Resources Inc.[b]	6,687	16,851
Commercial Metals Co.	5,072	78,160
Compass Minerals International Inc.	1,445	115,600
Freeport-McMoRan Inc.	46,387	545,047
Newmont Mining Corp.	23,575	404,783
Nucor Corp.	14,274	630,054
Reliance Steel & Aluminum Co.	3,437	208,282
Royal Gold Inc.	2,876	145,008
Steel Dynamics Inc.	10,593	212,178
Stillwater Mining Co.[a,b]	5,039	47,971
TimkenSteel Corp.	1,755	32,696
U.S. Steel Corp.	6,375	124,121

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Worthington Industries Inc.	2,377	$64,322

		3,393,003
MULTI-UTILITIES — 1.04%
Alliant Energy Corp.	5,160	317,392
Ameren Corp.	10,713	440,090
Avista Corp.	2,640	87,173
Black Hills Corp.	1,956	81,487
CenterPoint Energy Inc.	18,901	365,545
CMS Energy Corp.	12,566	430,511
Consolidated Edison Inc.	13,084	832,012
Dominion Resources Inc./VA	26,526	1,901,914
DTE Energy Co.	8,013	644,726
MDU Resources Group Inc.	8,387	163,630
NiSource Inc.	14,120	246,535
NorthWestern Corp.	1,985	106,872
PG&E Corp.	21,504	1,129,175
Public Service Enterprise Group Inc.	22,566	940,325
SCANA Corp.	6,412	351,378
Sempra Energy	10,448	1,063,398
TECO Energy Inc.	10,334	228,588
Vectren Corp.	3,633	152,949
WEC Energy Group Inc.	13,977	684,873

		10,168,573
MULTILINE RETAIL — 0.68%
Big Lots Inc.	2,567	110,843
Dillard’s Inc. Class A	1,101	112,170
Dollar General Corp.	13,251	1,064,983
Dollar Tree Inc.[a]	10,210	796,686
JC Penney Co. Inc.[a,b]	14,459	119,142
Kohl’s Corp.	8,783	538,574
Macy’s Inc.	15,055	1,039,698
Nordstrom Inc.	6,345	484,187
Sears Holdings Corp.[a,b]	2,421	52,172
Target Corp.	28,561	2,337,718

		6,656,173
OIL, GAS & CONSUMABLE FUELS — 5.51%
Anadarko Petroleum Corp.	22,766	1,692,652
Antero Resources Corp.[a,b]	2,539	69,848
Apache Corp.	16,779	769,485
Cabot Oil & Gas Corp.	18,450	482,652
California Resources Corp.	14,146	59,838
Carrizo Oil & Gas Inc.[a]	2,069	78,891
Cheniere Energy Inc.[a]	9,809	676,527
Chesapeake Energy Corp.[b]	23,059	199,691
Chevron Corp.	84,135	7,444,265
Cimarex Energy Co.	4,169	434,076
Cobalt International Energy Inc.[a,b]	13,158	101,448
Columbia Pipeline Group Inc.	14,120	412,022
Concho Resources Inc.[a]	5,396	574,998
ConocoPhillips	55,087	2,773,079
CONSOL Energy Inc.	10,077	166,472
Continental Resources Inc./OKa	3,754	125,421
Denbury Resources Inc.	15,999	63,036
Devon Energy Corp.	17,199	849,974
Diamondback Energy Inc.[a,b]	2,822	189,921
Energen Corp.	3,600	198,720
Energy XXI Ltd.[b]	4,120	7,292

Security	Shares	Value

EOG Resources Inc.	24,639	$1,901,884
EQT Corp.	6,822	524,271
Exxon Mobil Corp.	187,022	14,814,013
Gulfport Energy Corp.[a]	4,722	154,693
Hess Corp.	10,829	639,019
HollyFrontier Corp.	8,777	423,578
Kinder Morgan Inc./DE	77,583	2,687,475
Laredo Petroleum Inc.[a,b]	5,117	43,853
Marathon Oil Corp.	30,224	635,006
Marathon Petroleum Corp.	24,340	1,330,668
Murphy Oil Corp.	7,489	245,564
Newfield Exploration Co.[a]	7,482	245,335
Noble Energy Inc.	19,011	669,757
Oasis Petroleum Inc.[a,b]	5,962	57,414
Occidental Petroleum Corp.	34,395	2,414,529
ONEOK Inc.	9,271	350,351
PBF Energy Inc.	3,833	121,008
Peabody Energy Corp.[b]	11,910	14,292
Phillips 66	24,224	1,925,808
Pioneer Natural Resources Co.	6,652	843,274
QEP Resources Inc.	7,308	101,435
Range Resources Corp.	7,490	294,657
SandRidge Energy Inc.[a,b]	15,272	7,896
SemGroup Corp. Class A	1,965	139,692
SM Energy Co.	2,958	109,653
Southwestern Energy Co.[a,b]	17,164	319,250
Spectra Energy Corp.	29,879	904,138
Stone Energy Corp.[a,b]	2,188	12,668
Targa Resources Corp.	2,145	189,725
Teekay Corp.	2,116	75,774
Tesoro Corp.	5,673	552,210
Ultra Petroleum Corp.[a,b]	6,662	51,830
Valero Energy Corp.	22,680	1,487,808
Western Refining Inc.	3,148	139,016
Whiting Petroleum Corp.[a]	9,083	186,111
Williams Companies Inc. (The)	30,285	1,589,357
World Fuel Services Corp.	3,186	129,511
WPX Energy Inc.[a]	10,714	93,212

		53,796,043
PAPER & FOREST PRODUCTS — 0.13%
Domtar Corp.	2,843	115,596
International Paper Co.	18,840	901,871
KapStone Paper and Packaging Corp.	3,886	90,933
Louisiana-Pacific Corp.[a]	6,147	90,607
Resolute Forest Products Inc.[a]	4,248	41,970

		1,240,977
PERSONAL PRODUCTS — 0.15%
Avon Products Inc.[b]	19,007	107,770
Edgewell Personal Care Co.	2,734	261,671
Estee Lauder Companies Inc. (The) Class A	9,925	884,417
Herbalife Ltd.[a,b]	2,999	151,419
Nu Skin Enterprises Inc. Class A	2,605	103,288

		1,508,565
PHARMACEUTICALS — 5.75%
AbbVie Inc.	76,861	5,381,039
Akorn Inc.[a]	3,623	167,057
Allergan PLC[a]	17,541	5,808,702

21

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Bristol-Myers Squibb Co.	74,522	$4,891,624
Eli Lilly & Co.	43,709	3,693,848
Endo International PLC[a]	9,012	788,910
Hospira Inc.[a]	7,750	693,238
Impax Laboratories Inc.[a]	2,871	139,129
Jazz Pharmaceuticals PLC[a]	2,764	531,351
Johnson & Johnson	124,040	12,430,048
Mallinckrodt PLC[a]	5,201	644,716
Merck & Co. Inc.	126,441	7,454,961
Mylan NVa	18,486	1,035,031
Pacira Pharmaceuticals Inc./DEa,b	1,647	109,394
Perrigo Co. PLC	6,534	1,255,835
Pfizer Inc.	275,438	9,932,294
Theravance Inc.[b]	3,392	51,965
Zoetis Inc.	22,305	1,092,499

		56,101,641
PROFESSIONAL SERVICES — 0.39%
Advisory Board Co. (The)[a]	1,886	112,971
CEB Inc.	1,460	111,719
Dun & Bradstreet Corp. (The)	1,577	196,762
Equifax Inc.	5,389	550,379
FTI Consulting Inc.[a,b]	1,820	74,474
IHS Inc. Class Aa	3,055	381,967
ManpowerGroup Inc.	3,497	316,409
Nielsen NV	16,513	800,220
Robert Half International Inc.	6,172	339,645
Towers Watson & Co. Class A	3,046	386,172
Verisk Analytics Inc. Class Aa	6,999	546,692

		3,817,410
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.63%
Alexandria Real Estate Equities Inc.	3,172	294,076
American Campus Communities Inc.	4,958	185,033
American Capital Agency Corp.	15,634	301,111
American Homes 4 Rent Class A	6,425	106,334
American Tower Corp.	18,974	1,804,617
Annaly Capital Management Inc.	41,882	416,726
Apartment Investment & Management Co. Class A	6,834	267,073
ARMOUR Residential REIT Inc.	16,494	46,843
AvalonBay Communities Inc.	5,935	1,022,838
BioMed Realty Trust Inc.	9,046	194,851
Boston Properties Inc.	6,827	841,633
Brandywine Realty Trust	7,925	109,127
Camden Property Trust	3,872	308,327
CBL & Associates Properties Inc.	7,672	125,360
Chimera Investment Corp.	9,000	128,070
Colony Capital Inc.	5,102	115,917
Columbia Property Trust Inc.[b]	5,507	133,049
Communications Sales & Leasing Inc.[a]	5,241	109,275
Corporate Office Properties Trust	4,330	100,153
Corrections Corp. of America	5,119	180,035
Cousins Properties Inc.	9,559	99,222
Crown Castle International Corp.	15,076	1,234,875
CubeSmart	7,237	189,320
CYS Investments Inc.[b]	7,726	59,954
DCT Industrial Trust Inc.[b]	3,820	132,783
DDR Corp.	13,562	221,061
DiamondRock Hospitality Co.	8,524	107,488
Digital Realty Trust Inc.	6,003	385,813
Douglas Emmett Inc.	6,152	180,315

Security	Shares	Value

Duke Realty Corp.	15,491	$312,453
DuPont Fabros Technology Inc.	2,922	88,098
EastGroup Properties Inc.	1,336	80,427
EPR Properties[b]	2,455	140,230
Equinix Inc.	2,570	716,799
Equity Commonwealth[a]	5,932	155,418
Equity Lifestyle Properties Inc.	3,618	209,410
Equity Residential	16,193	1,211,398
Essex Property Trust Inc.	2,896	651,339
Extra Space Storage Inc.	5,069	372,673
Federal Realty Investment Trust	3,054	417,757
Gaming and Leisure Properties Inc.	4,085	133,784
General Growth Properties Inc.	28,426	771,482
GEO Group Inc. (The)	3,431	129,520
Hatteras Financial Corp.	4,385	71,300
HCP Inc.	20,855	805,837
Health Care REIT Inc.	15,777	1,094,451
Healthcare Realty Trust Inc.	4,274	102,747
Healthcare Trust of America Inc. Class A	5,487	137,888
Highwoods Properties Inc.	4,183	177,066
Home Properties Inc.	2,623	193,315
Hospitality Properties Trust	6,517	178,696
Host Hotels & Resorts Inc.	33,885	656,691
Invesco Mortgage Capital Inc.	5,753	82,901
Iron Mountain Inc.	8,387	252,029
Kilroy Realty Corp.	4,042	286,376
Kimco Realty Corp.	18,329	452,910
Kite Realty Group Trust	3,891	102,722
Lamar Advertising Co. Class A	3,686	221,344
LaSalle Hotel Properties	4,923	163,788
Lexington Realty Trust	9,018	77,555
Liberty Property Trust	6,922	235,556
Macerich Co. (The)	6,230	493,167
Mack-Cali Realty Corp.	3,926	81,818
Medical Properties Trust Inc.	8,952	122,374
MFA Financial Inc.	16,365	123,228
Mid-America Apartment Communities Inc.	3,327	267,291
National Retail Properties Inc.[b]	5,816	216,181
NorthStar Realty Finance Corp.	12,224	195,584
Omega Healthcare Investors Inc.	7,014	254,328
Outfront Media Inc.	6,024	151,383
Paramount Group Inc.	6,331	113,135
Pebblebrook Hotel Trust	3,287	133,781
Piedmont Office Realty Trust Inc. Class A	6,682	121,679
Plum Creek Timber Co. Inc.[b]	7,815	320,415
Post Properties Inc.	2,409	137,168
Potlatch Corp.	1,759	61,583
Prologis Inc.	23,395	950,071
Public Storage	6,515	1,336,748
Rayonier Inc.	5,511	135,571
Realty Income Corp.[b]	10,358	500,188
Redwood Trust Inc.	3,612	55,986
Regency Centers Corp.[b]	4,346	278,014
Retail Properties of America Inc. Class A	10,799	157,233
RLJ Lodging Trust	5,835	174,058
Ryman Hospitality Properties Inc.	2,247	128,483
Senior Housing Properties Trust	10,213	176,379
Simon Property Group Inc.[b]	13,936	2,609,098
SL Green Realty Corp.	4,517	520,087
Sovran Self Storage Inc.	1,566	149,099
Spirit Realty Capital Inc.	19,559	198,524
Starwood Property Trust Inc.	10,668	232,136
Strategic Hotels & Resorts Inc.[a]	12,184	166,555

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Sun Communities Inc.	2,202	$153,061
Sunstone Hotel Investors Inc.	8,998	126,602
Tanger Factory Outlet Centers Inc.	4,109	133,460
Taubman Centers Inc.	2,714	203,007
Two Harbors Investment Corp.	16,236	165,932
UDR Inc.[b]	11,515	389,322
Urban Edge Properties	3,849	82,638
Ventas Inc.	14,317	960,528
VEREIT Inc.	40,569	355,384
Vornado Realty Trust	7,791	760,012
Washington REIT[b]	2,884	77,407
Weingarten Realty Investors	5,327	187,404
Weyerhaeuser Co.	23,318	715,629
WP Carey Inc.	4,378	267,890
WP GLIMCHER Inc.	8,142	110,243
Xenia Hotels & Resorts Inc.[b]	4,976	103,152

		35,438,255
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.18%
Alexander & Baldwin Inc.	1,897	71,612
Altisource Portfolio Solutions SAa,[b]	747	24,397
CBRE Group Inc. Class Aa	12,606	478,650
Forest City Enterprises Inc. Class Aa	8,696	203,052
Howard Hughes Corp. (The)[a]	1,633	222,023
Jones Lang LaSalle Inc.	2,010	357,860
Realogy Holdings Corp.[a]	6,428	292,602
St. Joe Co. (The)a,[b]	3,877	63,001

		1,713,197
ROAD & RAIL — 0.88%
Avis Budget Group Inc.[a]	4,768	207,074
Con-way Inc.	2,427	94,143
CSX Corp.	44,098	1,379,386
Genesee & Wyoming Inc. Class Aa	2,229	158,749
Hertz Global Holdings Inc.[a],b	19,755	335,638
JB Hunt Transport Services Inc.	4,062	341,695
Kansas City Southern	4,938	489,800
Landstar System Inc.	2,031	146,293
Norfolk Southern Corp.	13,721	1,157,092
Old Dominion Freight Line Inc.[a]	3,090	226,034
Ryder System Inc.	2,325	210,459
Union Pacific Corp.	39,191	3,824,650

		8,571,013
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.17%
Advanced Micro Devices Inc.[a,b]	26,299	50,757
Altera Corp.	13,563	673,539
Analog Devices Inc.	14,110	823,036
Applied Materials Inc.	54,690	949,418
Atmel Corp.	18,294	151,474
Avago Technologies Ltd.	11,620	1,454,127
Broadcom Corp. Class A	24,294	1,229,519
Cavium Inc.[a]	2,483	168,347
Cree Inc.[a,b]	4,975	122,634
Cypress Semiconductor Corp.	15,110	173,463
Fairchild Semiconductor International Inc.[a,b]	5,546	83,523
First Solar Inc.[a]	3,375	149,512
Integrated Device Technology Inc.[a]	6,363	121,597
Intel Corp.	212,455	6,150,572
KLA-Tencor Corp.	7,095	376,390

Security	Shares	Value

Lam Research Corp.	7,116	$547,007
Linear Technology Corp.	10,910	447,310
Marvell Technology Group Ltd.	18,974	236,037
Maxim Integrated Products Inc.	12,486	425,023
Microchip Technology Inc.	9,064	388,302
Micron Technology Inc.[a]	47,952	887,592
Microsemi Corp.[a]	4,119	135,680
NVIDIA Corp.	23,201	462,860
ON Semiconductor Corp.[a],b	18,605	197,585
Qorvo Inc.[a]	6,595	382,180
Semtech Corp.[a]	3,052	53,685
Silicon Laboratories Inc.[a]	1,674	75,313
Skyworks Solutions Inc.	8,601	822,858
SunEdison Inc.[a,b]	13,169	306,574
Synaptics Inc.[a,b]	1,623	128,834
Teradyne Inc.	9,841	189,538
Texas Instruments Inc.	46,683	2,333,216
Xilinx Inc.	11,507	480,417

		21,177,919
SOFTWARE — 4.00%
ACI Worldwide Inc.[a,b]	5,528	130,848
Activision Blizzard Inc.	22,541	581,332
Adobe Systems Inc.[a]	21,208	1,738,844
ANSYS Inc.[a]	4,103	386,297
Aspen Technology Inc.[a],b	4,106	182,224
Autodesk Inc.[a]	10,162	513,994
CA Inc.	13,955	406,579
Cadence Design Systems Inc.[a],b	12,768	267,745
CDK Global Inc.	7,075	365,353
Citrix Systems Inc.[a]	7,240	547,416
CommVault Systems Inc.[a]	1,965	73,629
Electronic Arts Inc.[a]	13,929	996,620
FactSet Research Systems Inc.	1,786	295,869
Fair Isaac Corp.	1,451	131,591
Fortinet Inc.[a,b]	6,527	311,599
Guidewire Software Inc.[a]	3,194	188,606
Informatica Corp.[a]	4,763	231,101
Intuit Inc.	12,334	1,304,567
Manhattan Associates Inc.[a]	3,213	208,267
Mentor Graphics Corp.	4,179	109,030
Microsoft Corp.	361,847	16,898,255
NetSuite Inc.[a,b]	1,637	161,801
Nuance Communications Inc.[a]	10,805	195,895
Oracle Corp.	142,460	5,689,852
PTC Inc.[a]	5,282	192,001
Qlik Technologies Inc.[a]	3,921	158,644
Red Hat Inc.[a]	8,268	653,833
Rovi Corp.[a]	3,905	42,916
salesforce.com inc.[a]	27,356	2,005,195
ServiceNow Inc.[a]	6,110	491,855
SolarWinds Inc.[a]	2,964	118,234
Solera Holdings Inc.	3,046	111,453
Splunk Inc.[a]	5,577	390,055
SS&C Technologies Holdings Inc.	3,324	226,132
Symantec Corp.	30,547	694,639
Synopsys Inc.[a]	7,098	360,862
Tableau Software Inc. Class Aa	1,843	193,036
Take-Two Interactive Software Inc.[a]	3,956	124,930
TiVo Inc.[a]	3,939	39,232
Tyler Technologies Inc.[a]	1,516	211,543
Ultimate Software Group Inc. (The)[a]	1,292	237,999

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

Verint Systems Inc.[a]	2,742	$159,639
VMware Inc. Class Aa,b	3,790	337,803
Workday Inc. Class Aa,b	4,379	369,281

		39,036,596
SPECIALTY RETAIL — 2.52%
Aaron’s Inc.	3,072	113,603
Abercrombie & Fitch Co. Class Ab	3,304	66,377
Advance Auto Parts Inc.	3,291	573,325
American Eagle Outfitters Inc.	8,191	145,390
ANN INC.[a]	2,218	101,473
Asbury Automotive Group Inc.[a]	1,227	108,344
Ascena Retail Group Inc.[a]	5,586	69,937
AutoNation Inc.[a]	3,301	205,784
AutoZone Inc.[a]	1,412	989,727
Bed Bath & Beyond Inc.[a]	7,715	503,249
Best Buy Co. Inc.	12,920	417,187
Cabela’s Inc.[a,b]	2,020	89,749
CarMax Inc.[a,b]	9,360	603,814
Chico’s FAS Inc.	6,830	103,953
CST Brands Inc.	3,324	125,913
Dick’s Sporting Goods Inc.	4,251	216,716
DSW Inc. Class A	3,302	107,381
Foot Locker Inc.	6,201	437,481
GameStop Corp. Class Ab	4,704	215,678
Gap Inc. (The)	11,740	428,275
Genesco Inc.[a,b]	1,081	69,930
GNC Holdings Inc. Class A	3,874	190,640
Group 1 Automotive Inc.	942	91,346
Guess? Inc.	2,711	59,344
Home Depot Inc. (The)	58,162	6,806,699
L Brands Inc.	10,947	883,642
Lithia Motors Inc. Class A	1,068	127,829
Lowe’s Companies Inc.	41,751	2,895,849
Lumber Liquidators Holdings Inc.[a,b]	1,217	23,488
Men’s Wearhouse Inc. (The)	2,006	119,397
Murphy USA Inc.[a]	2,000	109,520
O’Reilly Automotive Inc.[a]	4,539	1,090,767
Office Depot Inc.[a]	21,866	174,928
Pier 1 Imports Inc.	4,419	52,188
Restoration Hardware Holdings Inc.[a,b]	1,649	167,308
Ross Stores Inc.	18,520	984,523
Sally Beauty Holdings Inc.[a]	5,546	165,215
Signet Jewelers Ltd.	3,547	429,967
Staples Inc.	28,627	421,103
Tiffany & Co.	4,988	477,352
TJX Companies Inc. (The)	30,548	2,132,861
Tractor Supply Co.	6,096	564,002
Ulta Salon Cosmetics & Fragrance Inc.[a]	2,833	470,363
Urban Outfitters Inc.[a,b]	4,398	143,463
Williams-Sonoma Inc.	3,803	321,962

		24,597,042
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.01%
3D Systems Corp.[a,b]	4,542	59,773
Apple Inc.	257,689	31,257,676
Diebold Inc.	2,792	95,068
Electronics For Imaging Inc.[a,b]	2,047	93,548
EMC Corp./MA	86,928	2,337,494
Hewlett-Packard Co.	81,022	2,472,791
Lexmark International Inc. Class A	2,788	94,764

Security	Shares	Value

NCR Corp.[a]	7,382	$203,300
NetApp Inc.	13,732	427,752
SanDisk Corp.	9,264	558,527
Seagate Technology PLC	14,204	718,722
Western Digital Corp.	9,807	843,990

		39,163,405
TEXTILES, APPAREL & LUXURY GOODS — 0.93%
Carter’s Inc.	2,398	243,181
Coach Inc.	12,150	379,080
Deckers Outdoor Corp.[a,b]	1,517	110,559
Fossil Group Inc.[a,b]	2,013	138,394
Hanesbrands Inc.	17,944	556,802
Iconix Brand Group Inc.[a,b]	2,278	49,501
Kate Spade & Co.[a,b]	5,820	117,098
lululemon athletica Inc.[a,b]	4,703	295,631
Michael Kors Holdings Ltd.[a]	8,856	371,863
NIKE Inc. Class B	31,159	3,590,140
PVH Corp.	3,748	434,918
Ralph Lauren Corp.	2,710	341,162
Skechers U.S.A. Inc. Class Aa	1,866	280,740
Steven Madden Ltd.[a]	2,493	103,908
Under Armour Inc. Class Aa,b	7,479	742,889
VF Corp.	15,281	1,178,012
Wolverine World Wide Inc.	4,424	129,712

		9,063,590
THRIFTS & MORTGAGE FINANCE — 0.12%
Capitol Federal Financial Inc.	6,184	74,332
Hudson City Bancorp Inc.	20,992	216,427
MGIC Investment Corp.[a]	14,930	165,275
New York Community Bancorp Inc.	20,264	385,624
Ocwen Financial Corp.[a]	4,509	38,011
Radian Group Inc.	8,665	159,956
Washington Federal Inc.	4,357	101,431

		1,141,056
TOBACCO — 1.26%
Altria Group Inc.	87,970	4,783,809
Philip Morris International Inc.	69,230	5,921,242
Reynolds American Inc.	18,600	1,595,694

		12,300,745
TRADING COMPANIES & DISTRIBUTORS — 0.27%
Air Lease Corp.	4,347	153,666
Applied Industrial Technologies Inc.	1,895	73,204
Fastenal Co.	12,160	509,017
GATX Corp.	2,040	108,202
HD Supply Holdings Inc.[a]	8,116	290,553
MRC Global Inc.[a,b]	4,492	57,722
MSC Industrial Direct Co. Inc. Class A	2,310	164,611
NOW Inc.[a,b]	4,751	82,667
United Rentals Inc.[a]	4,419	296,029
Watsco Inc.	1,182	151,580
WESCO International Inc.[a,b]	1,927	118,241
WW Grainger Inc.	2,648	605,624

		2,611,116

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® DOW JONES U.S. ETF

July 31, 2015

Security	Shares	Value

WATER UTILITIES — 0.06%
American Water Works Co. Inc.	8,069	$418,862
Aqua America Inc.	7,747	197,083

		615,945
WIRELESS TELECOMMUNICATION SERVICES — 0.15%
SBA Communications Corp. Class Aa	5,756	694,864
Sprint Corp.[a,b]	34,816	117,330
T-Mobile U.S. Inc.[a]	11,878	482,960
Telephone & Data Systems Inc.	4,454	130,992

		1,426,146

TOTAL COMMON STOCKS
(Cost: $667,280,691)		974,589,544

SHORT-TERM INVESTMENTS — 2.53%

MONEY MARKET FUNDS — 2.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	22,759,948	22,759,948
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,257,422	1,257,422
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	692,117	692,117

		24,709,487

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,709,487)		24,709,487

TOTAL INVESTMENTS IN SECURITIES — 102.40%
(Cost: $691,990,178)		999,299,031
Other Assets Less Liabilities — (2.40)%		(23,423,890)

NET ASSETS — 100.00%		$975,875,141

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

25

Schedule of Investments (Unaudited)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 98.83%

AUSTRIA — 1.38%
BUWOG AG	14,824	$300,869
CA Immobilien Anlagen AG	21,518	388,708
Conwert Immobilien Invest SEa	17,986	219,485

		909,062
BELGIUM — 2.62%
Aedifica SA	3,672	214,940
Befimmo SA	4,964	316,564
Cofinimmo SA	5,916	639,903
Intervest Offices & Warehouses NV	4,110	100,877
Leasinvest Real Estate SCA	604	58,064
Warehouses De Pauw CVA	4,146	329,491
Wereldhave Belgium NV	653	69,809

		1,729,648
FINLAND — 1.07%
Citycon OYJ	114,648	305,779
Sponda OYJ	71,128	284,480
Technopolis OYJ	28,152	116,328

		706,587
FRANCE — 20.55%
Affine SA	1,748	31,480
ANF Immobilier	2,147	53,491
Fonciere des Regions	10,574	918,727
Gecina SA	10,132	1,305,820
ICADE	10,438	778,670
Klepierre	52,428	2,400,705
Mercialys SA	12,206	279,965
Unibail-Rodamco SE	29,138	7,800,395

		13,569,253
GERMANY — 16.00%
ADLER Real Estate AGa	7,276	114,434
ADO Properties SA	6,834	147,613
alstria office REIT-AG	24,446	339,640
Deutsche Annington Immobilien SE	134,130	4,208,697
Deutsche Euroshop AG	13,566	608,829
Deutsche Wohnen AG Bearer	99,620	2,477,017
DIC Asset AG	10,056	88,472
DO Deutsche Office AG	18,802	97,220
Grand City Properties SA	23,630	411,325
Hamborner REIT AG	19,000	182,884
LEG Immobilien AG	16,830	1,231,150
TAG Immobilien AGb	34,238	389,249
TLG Immobilien AG	14,790	266,272

		10,562,802

Security	Shares	Value

GREECE — 0.15%
Grivalia Properties REIC AE	14,663	$98,369

		98,369
IRELAND — 0.50%
Green REIT PLC	195,636	330,707

		330,707
ITALY — 0.50%
Beni Stabili SpA SIIQ	313,106	249,073
Immobiliare Grande Distribuzione SIIQ SpA	86,604	80,949

		330,022
JERSEY — 0.11%
Target Healthcare REIT Ltd.	43,107	73,491

		73,491
NETHERLANDS — 2.62%
Eurocommercial Properties NV	13,531	587,450
NSI NV	38,658	174,219
VastNed Retail NV	5,649	258,546
Wereldhave NV	11,900	708,005

		1,728,220
NORWAY — 0.38%
Entra ASA[c]	18,156	165,840
Norwegian Property ASA[a]	73,547	85,681

		251,521
SPAIN — 2.13%
Hispania Activos Inmobiliarios SAU[a]	19,720	302,848
Inmobiliaria Colonial SAa	491,504	367,637
Lar Espana Real Estate SOCIMI SA	9,582	94,751
Merlin Properties SOCIMI SAa	58,226	641,959

		1,407,195
SWEDEN — 5.94%
Castellum AB	48,602	697,116
Dios Fastigheter AB	13,823	97,119
Fabege AB	39,066	545,759
Fastighets AB Balder Class Ba,b	27,404	459,215
Hemfosa Fastigheter AB	23,188	252,149
Hufvudstaden AB Class A	32,572	423,891
Klovern AB Class B	110,738	107,182
Kungsleden AB	53,696	361,609
Pandox ABa	15,647	216,220
Wallenstam AB Class B	58,616	426,869
Wihlborgs Fastigheter AB	19,516	338,527

		3,925,656
SWITZERLAND — 5.09%
Allreal Holding AG Registered	2,822	405,492
Mobimo Holding AG Registered	1,802	385,486

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® EUROPE DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

PSP Swiss Property AG Registered	11,798	$1,064,901
Swiss Prime Site AG Registered	18,756	1,502,666

		3,358,545
UNITED KINGDOM — 39.79%
Assura PLC	296,616	252,264
Big Yellow Group PLC	42,290	464,925
British Land Co. PLC (The)	299,370	3,928,875
Capital & Counties Properties PLC	214,710	1,545,609
Daejan Holdings PLC	1,462	147,610
Derwent London PLC	29,410	1,668,259
Development Securities PLC	37,094	155,566
F&C Commercial Property Trust Ltd.	155,448	357,801
F&C UK REIT	69,088	109,968
Grainger PLC	122,065	455,063
Great Portland Estates PLC	101,932	1,324,216
Hammerson PLC	232,016	2,382,362
Hansteen Holdings PLC	204,320	388,349
Helical Bar PLC	29,580	196,294
Intu Properties PLC	271,116	1,394,461
Land Securities Group PLC	232,764	4,714,704
LondonMetric Property PLC	173,545	438,182
Picton Property Income Ltd.	160,718	185,592
Primary Health Properties PLC	31,620	201,196
Quintain Estates & Development PLC[a]	143,956	295,968
Redefine International PLC/Isle of Man	285,770	231,891
Safestore Holdings PLC	61,200	287,940
Schroder REIT Ltd.	153,578	145,592
SEGRO PLC	219,810	1,539,445
Shaftesbury PLC	82,348	1,201,513
ST Modwen Properties PLC	51,986	386,313
Standard Life Investment Property Income Trust PLC	81,872	109,875
Tritax Big Box REIT PLC	186,660	343,714
UK Commercial Property Trust Ltd.	179,588	248,019
UNITE Group PLC (The)	65,649	646,430
Workspace Group PLC	34,204	520,143

		26,268,139

TOTAL COMMON STOCKS
(Cost: $64,939,208)		65,249,217

INVESTMENT COMPANIES — 0.21%

UNITED KINGDOM — 0.21%
Medicx Fund Ltd.	107,032	135,707

		135,707

TOTAL INVESTMENT COMPANIES (Cost: $139,658)		135,707

RIGHTS — 0.14%

SPAIN — 0.14%
Lar Espana Real Estate SOCIMI SAa,b	9,582	11,751

Security	Shares	Value

Merlin Properties SOCIMI SAa	58,226	$83,631

		95,382

TOTAL RIGHTS (Cost: $0)		95,382

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	745,248	745,248
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	41,173	41,173
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	31,970	31,970

		818,391

TOTAL SHORT-TERM INVESTMENTS
(Cost: $818,391)		818,391

TOTAL INVESTMENTS IN SECURITIES — 100.42%
(Cost: $65,897,257)		66,298,697
Other Assets, Less Liabilities — (0.42)%		(276,060)

NET ASSETS — 100.00%		$66,022,637

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

27

Schedule of Investments (Unaudited)

iSHARES® GLOBAL REIT ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.43%

AUSTRALIA — 7.10%
BWP Trust	13,616	$33,696
Charter Hall Retail REIT	8,809	27,881
Cromwell Property Group	40,940	33,522
Dexus Property Group	25,829	147,568
Federation Centres	90,367	199,083
Goodman Group	48,254	231,747
GPT Group (The)	48,760	165,070
Investa Office Fund	16,169	47,020
Mirvac Group	101,062	140,266
Scentre Group	141,082	410,270
Shopping Centres Australasia Property Group	18,423	28,952
Stockland	65,205	203,504
Westfield Corp.	53,383	393,194

		2,061,773
BELGIUM — 0.54%
Aedifica SA	414	24,234
Befimmo SA	460	29,335
Cofinimmo SA	581	62,844
Leasinvest Real Estate SCA	92	8,844
Warehouses De Pauw CVA	414	32,901

		158,158
CANADA — 3.16%
Allied Properties REIT	2,139	59,881
Artis REIT	3,864	39,087
Boardwalk REIT	1,104	48,846
Canadian Apartment Properties REIT	3,174	68,386
Canadian REIT	1,978	64,649
Cominar REIT	4,600	62,161
Crombie REIT	2,323	22,606
Dream Global REIT	2,852	21,265
Dream Office REIT	2,783	50,763
Granite REIT	1,334	41,313
H&R REIT	7,590	130,278
InnVest REIT	2,668	10,254
Morguard REIT	1,058	13,362
Northern Property REIT	920	15,084
Pure Industrial Real Estate Trust	5,658	20,093
RioCan REIT	8,809	181,401
SMART REAL ESTATE INVESTMENT REIT NPV	2,990	69,639

		919,068
FRANCE — 4.37%
Affine SA	207	3,728
ANF Immobilier	230	5,730
Fonciere des Regions	991	86,103
Gecina SA	943	121,535
ICADE	966	72,063
Klepierre	4,922	225,381
Mercialys SA	1,219	27,960

Security	Shares	Value

Unibail-Rodamco SE	2,714	$726,552

		1,269,052
GERMANY — 0.16%
alstria office REIT-AG	2,093	29,079
Hamborner REIT AG	1,870	18,000

		47,079
GREECE — 0.02%
Grivalia Properties REIC AE	1,008	6,762

		6,762
HONG KONG — 1.34%
Champion REIT	69,000	38,273
Link REIT (The)	57,500	338,222
Yuexiu REIT	23,000	12,995

		389,490
IRELAND — 0.10%
Green REIT PLC	17,388	29,393

		29,393
ITALY — 0.11%
Beni Stabili SpA SIIQ	31,763	25,267
Immobiliare Grande Distribuzione SIIQ SpA	8,464	7,911

		33,178
JAPAN — 5.88%
Advance Residence Investment Corp.	46	100,432
AEON REIT Investment Corp.	23	27,661
Daiwa House Residential Investment Corp.	23	48,545
Frontier Real Estate Investment Corp.	23	100,246
Fukuoka REIT Corp.	23	38,706
GLP J-REIT	69	66,441
Japan Excellent Inc.	27	29,594
Japan Hotel REIT Investment Corp.	92	59,554
Japan Logistics Fund Inc.	23	43,347
Japan Prime Realty Investment Corp.	23	74,535
Japan Real Estate Investment Corp.	46	206,433
Japan Retail Fund Investment Corp.	69	135,332
Kenedix Office Investment Corp.	8	37,064
Mori Hills REIT Investment Corp.	46	53,947
MORI TRUST Sogo REIT Inc.	23	42,753
Nippon Accommodations Fund Inc.	23	81,775
Nippon Building Fund Inc.	36	160,975
Nippon Prologis REIT Inc.	46	90,778
Nomura Real Estate Master Fund Inc.	46	55,284
Nomura Real Estate Office Fund Inc.	8	34,223
Orix JREIT Inc.	69	94,009
TOKYU REIT Inc.	23	26,584
United Urban Investment Corp.	69	100,246

		1,708,464

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2015

Security	Shares	Value

JERSEY — 0.02%
Target Healthcare REIT Ltd.	3,151	$5,372

		5,372
MEXICO — 0.77%
Asesor de Activos Prisma SAPI de CV	13,800	13,679
Concentradora Fibra Danhos SA de CV	6,900	15,285
Fibra Uno Administracion SA de CV	66,700	161,119
Mexico Real Estate Management SA de CV	23,000	34,340

		224,423
NETHERLANDS — 0.56%
Eurocommercial Properties NV	1,219	52,923
NSI NV	3,910	17,621
VastNed Retail NV	575	26,317
Wereldhave NV	1,104	65,684

		162,545
NEW ZEALAND — 0.12%
Kiwi Property Group Ltd.	36,624	33,574

		33,574
SINGAPORE — 2.22%
Ascendas REIT	55,200	97,628
CapitaLand Commercial Trust	55,200	57,487
CapitaLand Mall Trust	71,300	104,217
CapitaLand Retail China Trust	13,800	16,036
CDL Hospitality Trusts[a]	18,400	20,978
First REIT[a]	16,100	16,590
Fortune REIT	46,000	50,140
Keppel REIT[a]	50,600	39,754
Lippo Malls Indonesia Retail Trust	52,900	13,725
Mapletree Commercial Trust[a]	36,800	36,711
Mapletree Greater China Commercial Trust	52,900	37,888
Mapletree Industrial Trust	34,500	38,451
Mapletree Logistics Trust	39,100	31,719
Suntec REIT	66,700	83,113

		644,437
SOUTH AFRICA — 1.75%
Arrowhead Properties Ltd. Class A	12,282	9,316
Arrowhead Properties Ltd. Class B	9,591	7,374
Capital Property Fund[b]	44,091	51,370
Emira Property Fund Ltd.	12,466	16,994
Fountainhead Property Trust	13,409	10,266
Growthpoint Properties Ltd.	68,452	150,392
Hyprop Investments Ltd.	6,877	70,650
Redefine Properties Ltd.	107,295	97,796
Resilient Property Income Fund Ltd.	6,601	52,538
SA Corporate Real Estate Fund Nominees Pty Ltd.	53,314	19,649
Vukile Property Fund Ltd.	15,088	21,633

		507,978
SPAIN — 0.34%
Hispania Activos Inmobiliarios SAU[b]	1,978	30,377
Lar Espana Real Estate SOCIMI SA	1,150	11,372

Security	Shares	Value

Merlin Properties SOCIMI SAb	5,040	$55,567

		97,316
TURKEY — 0.21%
Dogus Gayrimenkul Yatirim Ortakligi ASb	1,219	1,584
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	56,465	53,140
Is Gayrimenkul Yatirim Ortakligi AS	8,939	5,015
Torunlar Gayrimenkul Yatirim Ortakligi AS	1,679	1,981

		61,720
UNITED KINGDOM — 6.98%
Assura PLC	25,668	21,830
Big Yellow Group PLC	3,979	43,744
British Land Co. PLC (The)	28,037	367,952
Derwent London PLC	2,622	148,731
F&C UK REIT	5,083	8,091
Great Portland Estates PLC	9,775	126,989
Hammerson PLC	21,781	223,649
Hansteen Holdings PLC	21,229	40,350
Intu Properties PLC	25,852	132,967
Land Securities Group PLC	21,758	440,715
LondonMetric Property PLC	17,434	44,019
Primary Health Properties PLC	3,128	19,903
Redefine International PLC/Isle of Man	25,185	20,436
Safestore Holdings PLC	5,658	26,620
Schroder REIT Ltd.	12,604	11,949
SEGRO PLC	21,091	147,711
Shaftesbury PLC	7,596	110,831
Standard Life Investment Property Income Trust PLC	7,475	10,032
Tritax Big Box REIT PLC	17,687	32,569
Workspace Group PLC	3,220	48,967

		2,028,055
UNITED STATES — 63.68%
Acadia Realty Trust	1,955	62,521
Agree Realty Corp.	621	19,245
Alexander’s Inc.	69	27,977
Alexandria Real Estate Equities Inc.	1,978	183,380
American Campus Communities Inc.	3,105	115,879
American Homes 4 Rent Class A	4,186	69,278
Apartment Investment & Management Co. Class A	4,370	170,780
Associated Estates Realty Corp.	1,656	47,610
AvalonBay Communities Inc.	3,588	618,356
BioMed Realty Trust Inc.	5,704	122,864
Boston Properties Inc.	4,209	518,886
Brandywine Realty Trust	5,037	69,359
Brixmor Property Group Inc.	4,830	118,190
Camden Property Trust	2,392	190,475
CBL & Associates Properties Inc.	4,761	77,795
Cedar Realty Trust Inc.	2,783	18,646
Chambers Street Properties[a]	6,739	50,003
Chatham Lodging Trust	1,058	28,587
Chesapeake Lodging Trust	1,656	53,108
Columbia Property Trust Inc.	3,427	82,796
Corporate Office Properties Trust	2,645	61,179
Cousins Properties Inc.	5,612	58,253
CubeSmart	4,485	117,328
DCT Industrial Trust Inc.	2,438	84,745
DDR Corp.	8,510	138,713
DiamondRock Hospitality Co.	5,635	71,057

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2015

Security	Shares	Value

Digital Realty Trust Inc.	3,726	$239,470
Douglas Emmett Inc.	3,642	106,747
Duke Realty Corp.	9,522	192,059
DuPont Fabros Technology Inc.	1,863	56,169
EastGroup Properties Inc.	851	51,230
Education Realty Trust Inc.	1,380	43,663
Empire State Realty Trust Inc. Class Aa	2,438	43,348
EPR Properties	1,610	91,963
Equity Commonwealth[b]	3,588	94,006
Equity Lifestyle Properties Inc.	2,093	121,143
Equity One Inc.	1,909	49,004
Equity Residential	9,867	738,150
Essex Property Trust Inc.	1,794	403,489
Excel Trust Inc.	1,863	29,510
Extra Space Storage Inc.	2,967	218,134
Federal Realty Investment Trust	1,886	257,986
FelCor Lodging Trust Inc.	4,140	38,750
First Industrial Realty Trust Inc.	3,128	65,500
First Potomac Realty Trust	2,093	23,756
Franklin Street Properties Corp.	2,691	31,673
Gaming and Leisure Properties Inc.	2,438	79,844
General Growth Properties Inc.	13,823	375,156
Getty Realty Corp.	966	16,055
Government Properties Income Trust	1,421	24,541
Gramercy Property Trust Inc.	1,564	38,255
HCP Inc.	12,604	487,019
Health Care REIT Inc.	9,637	668,519
Healthcare Realty Trust Inc.	2,898	69,668
Healthcare Trust of America Inc. Class A	3,473	87,276
Hersha Hospitality Trust	1,258	34,117
Highwoods Properties Inc.	2,622	110,989
Home Properties Inc.	1,633	120,352
Hospitality Properties Trust	3,916	107,377
Host Hotels & Resorts Inc.	20,723	401,612
Hudson Pacific Properties Inc.	2,001	61,591
Inland Real Estate Corp.	2,806	27,555
Investors Real Estate Trust	3,979	28,689
Kilroy Realty Corp.	2,438	172,732
Kimco Realty Corp.	11,270	278,482
Kite Realty Group Trust	2,277	60,113
LaSalle Hotel Properties	3,082	102,538
Lexington Realty Trust	6,877	59,142
Liberty Property Trust	4,117	140,102
LTC Properties Inc.	1,035	45,405
Macerich Co. (The)	4,324	342,288
Mack-Cali Realty Corp.	2,622	54,642
Medical Properties Trust Inc.	5,865	80,175
Mid-America Apartment Communities Inc.	2,093	168,152
National Health Investors Inc.[a]	989	64,532
National Retail Properties Inc.[a]	3,749	139,350
New Senior Investment Group Inc.	2,438	31,548
New York REIT Inc.	4,531	46,941
Omega Healthcare Investors Inc.[a]	4,508	163,460
Paramount Group Inc.[a]	3,979	71,105
Parkway Properties Inc./Md	2,323	41,675
Pebblebrook Hotel Trust	1,955	79,568
Pennsylvania REIT	1,932	42,349
Physicians Realty Trust	2,024	32,465
Piedmont Office Realty Trust Inc. Class A	4,324	78,740
Post Properties Inc.	1,518	86,435
Prologis Inc.	14,306	580,967
PS Business Parks Inc.	575	44,269
Public Storage	3,956	811,692

Security	Shares	Value

QTS Realty Trust Inc. Class A	851	$35,317
Ramco-Gershenson Properties Trust	2,392	40,520
Realty Income Corp.	6,417	309,877
Regency Centers Corp.	2,553	163,315
Retail Opportunity Investments Corp.	2,691	46,151
Retail Properties of America Inc. Class A	6,601	96,111
Rexford Industrial Realty Inc.	1,610	23,458
RLJ Lodging Trust	3,657	109,088
Rouse Properties Inc.	1,150	20,240
Ryman Hospitality Properties Inc.	1,357	77,593
Sabra Health Care REIT Inc.	1,725	47,179
Saul Centers Inc.	414	21,478
Select Income REIT	1,886	37,852
Senior Housing Properties Trust	6,509	112,410
Silver Bay Realty Trust Corp.	1,035	16,777
Simon Property Group Inc.	8,533	1,597,548
SL Green Realty Corp.	2,714	312,490
Sovran Self Storage Inc.	966	91,973
Spirit Realty Capital Inc.	11,753	119,293
STAG Industrial Inc.	1,771	34,782
Starwood Waypoint Residential Trust	1,081	26,463
Strategic Hotels & Resorts Inc.[b]	7,498	102,498
Summit Hotel Properties Inc.	2,346	31,976
Sun Communities Inc.	1,449	100,720
Sunstone Hotel Investors Inc.	5,773	81,226
Tanger Factory Outlet Centers Inc.	2,714	88,151
Taubman Centers Inc.	1,194	89,311
Terreno Realty Corp.	1,196	25,080
UDR Inc.	7,084	239,510
Universal Health Realty Income Trust	103	5,044
Urban Edge Properties[a]	2,247	48,243
Urstadt Biddle Properties Inc. Class A	636	12,148
Ventas Inc.	8,659	580,932
VEREIT Inc.	25,024	219,210
Vornado Realty Trust	4,646	453,217
Washington REIT[a]	1,978	53,090
Weingarten Realty Investors	3,105	109,234
Winthrop Realty Trust	920	13,699
WP Carey Inc.	2,415	147,774
WP GLIMCHER Inc.	4,991	67,578
Xenia Hotels & Resorts Inc.	3,151	65,320

		18,504,118

TOTAL COMMON STOCKS
(Cost: $29,325,035)		28,891,955

RIGHTS — 0.03%

SPAIN — 0.03%
Lar Espana Real Estate SOCIMI SAb	902	1,106
Merlin Properties SOCIMI SAb	5,040	7,239

		8,345

TOTAL RIGHTS (Cost: $0)		8,345

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL REIT ETF

July 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.76%

MONEY MARKET FUNDS — 2.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	687,306	$687,306
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	37,972	37,972
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	75,318	75,318

		800,596

TOTAL SHORT-TERM INVESTMENTS
(Cost: $800,596)		800,596

TOTAL INVESTMENTS IN SECURITIES — 102.22%
(Cost: $30,125,631)		29,700,896
Other Assets, Less Liabilities — (2.22)%		(644,076)

NET ASSETS — 100.00%		$29,056,820

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

31

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.32%

AUSTRALIA — 12.28%
BWP Trust	760,822	$1,882,852
Charter Hall Retail REIT	494,864	1,566,269
Cromwell Property Group	2,258,288	1,849,087
Dexus Property Group	1,488,988	8,506,953
Federation Centres	5,088,998	11,211,321
Goodman Group	2,720,496	13,065,592
GPT Group (The)	2,738,080	9,269,372
Investa Office Fund	877,944	2,553,085
Mirvac Group	5,672,410	7,872,863
Scentre Group	7,911,230	23,006,071
Shopping Centres Australasia Property Group	1,060,378	1,666,394
Stockland	3,654,960	11,407,089
Westfield Corp.	2,996,816	22,073,148

		115,930,096
AUSTRIA — 0.51%
BUWOG AG	78,500	1,593,244
CA Immobilien Anlagen AG	112,919	2,039,803
Conwert Immobilien Invest SEa	94,828	1,157,193

		4,790,240
BELGIUM — 0.96%
Aedifica SA	19,154	1,121,179
Befimmo SA	26,062	1,662,025
Cofinimmo SA	31,400	3,396,376
Intervest Offices & Warehouses NV	21,352	524,069
Leasinvest Real Estate SCA	3,140	301,857
Warehouses De Pauw CVA	21,666	1,721,838
Wereldhave Belgium NV	3,143	336,003

		9,063,347
CANADA — 6.07%
Allied Properties REIT	119,634	3,349,145
Artis REIT	209,438	2,118,609
Boardwalk REIT	61,230	2,709,096
Canadian Apartment Properties REIT	183,062	3,944,216
Canadian REIT	111,156	3,633,001
Chartwell Retirement Residences	267,214	2,456,574
Cominar REIT	255,282	3,449,677
Crombie REIT	119,006	1,158,089
Dream Global REIT	151,348	1,128,464
Dream Office REIT	167,048	3,047,042
Extendicare Inc.	138,160	916,500
First Capital Realty Inc.	135,648	1,930,009
Granite REIT	72,848	2,256,079
H&R REIT	424,528	7,286,760
InnVest REIT	143,498	551,512
Killam Properties Inc.	84,466	649,264
Morguard REIT	54,322	686,045
Northern Property REIT	49,298	808,276
Pure Industrial Real Estate Trust	305,208	1,083,870
RioCan REIT	491,724	10,125,897

Security	Shares	Value

SMART REAL ESTATE INVESTMENT REIT NPV	172,072	$4,007,673

		57,295,798
FINLAND — 0.39%
Citycon OYJ	603,822	1,610,459
Sponda OYJ	370,834	1,483,172
Technopolis OYJ	145,068	599,441

		3,693,072
FRANCE — 7.54%
Affine SA	8,792	158,335
ANF Immobilier	10,990	273,809
Fonciere des Regions	55,556	4,827,007
Gecina SA	53,066	6,839,188
ICADE	54,636	4,075,818
Klepierre	275,064	12,595,323
Mercialys SA	64,370	1,476,435
Unibail-Rodamco SE	152,918	40,936,948

		71,182,863
GERMANY — 5.88%
ADLER Real Estate AGa,b	38,308	602,491
ADO Properties SA	35,796	773,187
alstria office REIT-AG	128,112	1,779,923
Deutsche Annington Immobilien SE	703,360	22,069,853
Deutsche Euroshop AG	70,964	3,184,795
Deutsche Wohnen AG Bearer	522,182	12,983,876
DIC Asset AG	53,380	469,633
DO Deutsche Office AG	102,992	532,541
Grand City Properties SA	125,286	2,180,843
Hamborner REIT AG	99,747	960,110
LEG Immobilien AG	88,548	6,477,475
TAG Immobilien AGb	180,236	2,049,087
TLG Immobilien AG	78,500	1,413,278

		55,477,092
GREECE — 0.04%
Grivalia Properties REIC AE	60,800	407,886

		407,886
HONG KONG — 15.03%
Champion REIT	3,454,000	1,915,844
Hang Lung Properties Ltd.	3,454,000	9,868,826
Henderson Land Development Co. Ltd.	1,570,483	10,372,242
Hongkong Land Holdings Ltd.[b]	1,789,800	13,781,460
Hysan Development Co. Ltd.[b]	942,000	4,034,209
Kerry Properties Ltd.	942,000	3,517,782
Link REIT (The)	3,611,000	21,240,355
New World Development Co. Ltd.	8,164,333	9,868,013
Sino Land Co. Ltd.	5,024,800	7,803,954
Sun Hung Kai Properties Ltd.	2,592,000	39,821,369
Swire Properties Ltd.	1,758,400	5,659,234
Wharf Holdings Ltd. (The)	2,198,900	13,955,327

		141,838,615

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

IRELAND — 0.19%
Green REIT PLC	1,050,467	$1,775,731

		1,775,731
ISRAEL — 0.25%
Azrieli Group	56,206	2,335,229

		2,335,229
ITALY — 0.18%
Beni Stabili SpA SIIQ	1,661,688	1,321,860
Immobiliare Grande Distribuzione SIIQ SpA	471,000	440,245

		1,762,105
JAPAN — 23.80%
Activia Properties Inc.	400	3,364,139
Advance Residence Investment Corp.	1,884	4,113,338
Aeon Mall Co. Ltd.	188,400	3,541,576
AEON REIT Investment Corp.	1,256	1,510,505
Daiwa House REIT Investment Corp.	514	2,028,702
Daiwa House Residential Investment Corp.	942	1,988,240
Daiwa Office Investment Corp.	314	1,551,055
Frontier Real Estate Investment Corp.	752	3,277,614
Fukuoka REIT Corp.	942	1,585,270
GLP J-REIT	3,140	3,023,544
Hulic Co. Ltd.	533,800	5,286,514
Industrial & Infrastructure Fund Investment Corp.	499	2,223,238
Japan Excellent Inc.	1,570	1,720,860
Japan Hotel REIT Investment Corp.	4,710	3,048,888
Japan Logistics Fund Inc.	1,256	2,367,134
Japan Prime Realty Investment Corp.	1,256	4,070,253
Japan Real Estate Investment Corp.	2,001	8,979,830
Japan Retail Fund Investment Corp.	3,768	7,390,323
Kenedix Office Investment Corp.	577	2,673,215
Mitsubishi Estate Co. Ltd.	1,968,000	43,761,572
Mitsui Fudosan Co. Ltd.	1,476,000	42,036,127
Mori Hills REIT Investment Corp.	1,884	2,209,494
MORI TRUST Sogo REIT Inc.	1,570	2,918,366
Nippon Accommodations Fund Inc.	628	2,232,810
Nippon Building Fund Inc.	2,198	9,828,419
Nippon Prologis REIT Inc.	2,198	4,337,633
Nomura Real Estate Holdings Inc.	188,400	3,762,070
Nomura Real Estate Master Fund Inc.	2,512	3,018,982
Nomura Real Estate Office Fund Inc.	628	2,686,468
NTT Urban Development Corp.	157,000	1,544,719
Orix JREIT Inc.	3,140	4,278,074
Premier Investment Corp.	314	1,644,828
Sumitomo Realty & Development Co. Ltd.	673,000	23,623,851
Tokyo Tatemono Co. Ltd.	314,000	4,397,191
TOKYU REIT Inc.	1,570	1,814,633
Top REIT Inc.	314	1,277,340
United Urban Investment Corp.	3,768	5,474,313

		224,591,128
JERSEY — 0.04%
Target Healthcare REIT Ltd.	224,846	383,328

		383,328

Security	Shares	Value

NETHERLANDS — 0.96%
Eurocommercial Properties NV	70,964	$3,080,909
NSI NV	201,274	907,078
VastNed Retail NV	29,830	1,365,272
Wereldhave NV	62,172	3,698,997

		9,052,256
NEW ZEALAND — 0.20%
Kiwi Property Group Ltd.	2,034,720	1,865,297

		1,865,297
NORWAY — 0.14%
Entra ASA[c]	97,026	886,248
Norwegian Property ASA[a]	385,592	449,210

		1,335,458
SINGAPORE — 5.42%
Ascendas REIT	3,045,802	5,386,860
CapitaLand Commercial Trust	3,077,200	3,204,714
CapitaLand Ltd.[b]	3,925,000	9,236,644
CapitaLand Mall Trust	4,019,200	5,874,735
CDL Hospitality Trusts[b]	973,400	1,109,774
Fortune REIT	1,884,000	2,053,558
Global Logistic Properties Ltd.	4,741,400	7,969,904
Keppel REIT[b]	2,826,000	2,220,237
Mapletree Commercial Trust	2,041,000	2,036,078
Mapletree Industrial Trust	1,884,000	2,099,759
Mapletree Logistics Trust	2,260,810	1,834,027
Suntec REIT	3,673,800	4,577,819
UOL Group Ltd.	722,200	3,536,315

		51,140,424
SPAIN — 0.79%
Hispania Activos Inmobiliarios SAU[a]	104,562	1,605,803
Inmobiliaria Colonial SAa	2,594,268	1,940,470
Lar Espana Real Estate SOCIMI SA	50,897	503,290
Merlin Properties SOCIMI SAa	306,778	3,382,320

		7,431,883
SWEDEN — 2.18%
Castellum AB	254,026	3,643,585
Dios Fastigheter AB	75,046	527,267
Fabege AB	205,670	2,873,250
Fastighets AB Balder Class Ba,b	143,184	2,399,368
Hemfosa Fastigheter AB	122,460	1,331,646
Hufvudstaden AB Class A	171,444	2,231,167
Klovern AB Class B	569,910	551,607
Kungsleden AB	282,600	1,903,136
Pandox ABa	81,525	1,126,561
Wallenstam AB Class B	305,522	2,224,951
Wihlborgs Fastigheter AB	102,364	1,775,619

		20,588,157
SWITZERLAND — 1.86%
Allreal Holding AG Registered	14,758	2,120,570
Mobimo Holding AG Registered	9,420	2,015,141

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL DEVELOPED REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

PSP Swiss Property AG Registered	61,544	$5,555,033
Swiss Prime Site AG Registered	98,055	7,855,826

		17,546,570
UNITED KINGDOM — 14.61%
Assura PLC	1,568,232	1,333,739
Big Yellow Group PLC	222,312	2,444,037
British Land Co. PLC (The)	1,570,314	20,608,503
Capital & Counties Properties PLC	1,130,086	8,135,025
Daejan Holdings PLC	7,536	760,868
Derwent London PLC	154,802	8,781,019
Development Securities PLC	198,448	832,260
F&C Commercial Property Trust Ltd.	813,260	1,871,912
F&C UK REIT	373,660	594,759
Grainger PLC	640,874	2,389,201
Great Portland Estates PLC	535,370	6,955,081
Hammerson PLC	1,217,692	12,503,376
Hansteen Holdings PLC	1,065,088	2,024,402
Helical Bar PLC	155,116	1,029,354
Intu Properties PLC	1,423,990	7,324,165
Land Securities Group PLC	1,221,146	24,734,676
LondonMetric Property PLC	899,610	2,271,416
Picton Property Income Ltd.	811,376	936,953
Primary Health Properties PLC	167,676	1,066,913
Quintain Estates & Development PLC[a]	761,764	1,566,156
Redefine International PLC/Isle of Man	1,513,987	1,228,540
Safestore Holdings PLC	324,362	1,526,094
Schroder REIT Ltd.	804,468	762,639
SEGRO PLC	1,153,636	8,079,521
Shaftesbury PLC	432,378	6,308,689
ST Modwen Properties PLC	275,064	2,044,029
Standard Life Investment Property Income Trust PLC	401,920	539,389
Tritax Big Box REIT PLC	980,773	1,805,986
UK Commercial Property Trust Ltd.	894,272	1,235,028
UNITE Group PLC (The)	346,342	3,410,346
Workspace Group PLC	181,178	2,755,188

		137,859,264

TOTAL COMMON STOCKS
(Cost: $919,813,425)		937,345,839

INVESTMENT COMPANIES — 0.08%

UNITED KINGDOM — 0.08%
Medicx Fund Ltd.	565,887	717,492

		717,492

TOTAL INVESTMENT COMPANIES (Cost: $749,448)		717,492

RIGHTS — 0.05%

SPAIN — 0.05%
Lar Espana Real Estate SOCIMI SAa	50,897	62,419

Security	Shares	Value

Merlin Properties SOCIMI SAa	306,778	$440,627

		503,046

TOTAL RIGHTS (Cost: $0)		503,046

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[d,e,f]	9,872,856	9,872,856
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[d,e,f]	545,447	545,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[d,e]	471,328	471,328

		10,889,631

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,889,631)		10,889,631

TOTAL INVESTMENTS IN SECURITIES — 100.60% (Cost: $931,452,504)		949,456,008
Other Assets, Less Liabilities — (0.60)%		(5,680,762)

NET ASSETS — 100.00%		$943,775,246

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

34

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.63%

AUSTRALIA — 31.09%
ALS Ltd.	3,483,360	$13,710,914
Amcor Ltd./Australia	1,601,378	16,945,762
APA Group	1,959,390	13,050,629
AusNet Services	3,500,293	3,572,913
Australia & New Zealand Banking Group Ltd.	3,464,008	83,131,226
BHP Billiton Ltd.	3,350,315	65,075,059
Commonwealth Bank of Australia	3,147,119	202,358,836
Flight Centre Travel Group Ltd.	703,929	18,413,062
Mineral Resources Ltd.	4,068,758	16,194,383
Monadelphous Group Ltd.	8,395,650	52,713,723
Myer Holdings Ltd.	6,233,763	5,767,984
National Australia Bank Ltd.	3,657,528	93,388,974
Orica Ltd.	2,704,442	38,151,208
Primary Health Care Ltd.	2,769,755	9,356,263
Rio Tinto Ltd.	3,031,007	117,656,887
Santos Ltd.	3,280,164	17,825,041
Suncorp Group Ltd.	4,061,501	42,561,193
Sydney Airport	2,196,452	9,048,734
Tatts Group Ltd.	2,549,626	7,451,828
Telstra Corp. Ltd.	3,323,706	15,840,561
Wesfarmers Ltd.	3,052,778	95,164,763
Westpac Banking Corp.	3,328,544	85,208,896
Woodside Petroleum Ltd.	5,957,997	155,977,900
WorleyParsons Ltd.	4,900,894	33,110,550

		1,211,677,289
AUSTRIA — 0.75%
Oesterreichische Post AG	653,130	29,333,482

		29,333,482
BELGIUM — 0.89%
Proximus	911,963	34,550,007

		34,550,007
CANADA — 4.96%
Bank of Montreal	1,066,779	59,843,600
Crescent Point Energy Corp.	2,474,637	37,682,124
Emera Inc.	960,343	32,199,671
Manitoba Telecom Services Inc.	1,770,708	39,485,175
Russel Metals Inc.	1,608,635	23,988,254

		193,198,824
DENMARK — 0.55%
Tryg A/S	1,061,941	21,526,415

		21,526,415
FINLAND — 6.45%
Elisa OYJ	1,719,909	58,280,421
Fortum OYJ	1,676,367	29,634,153
Konecranes OYJ	1,107,902	34,481,935
Metso OYJ	1,233,690	34,089,699

Security	Shares	Value

Nokian Renkaat OYJ	1,799,736	$54,403,687
Stora Enso OYJ Class R	1,074,036	10,151,782
UPM-Kymmene OYJ	1,269,975	23,572,622
YIT OYJ	1,083,712	6,549,447

		251,163,746
FRANCE — 7.97%
Bouygues SA	984,533	36,347,553
CNP Assurances	1,158,701	19,606,127
Engie	1,226,433	23,692,610
Lagardere SCA	1,151,444	34,622,195
Neopost SA	1,775,546	71,808,487
Orange SA	875,678	14,449,509
Total SA	1,228,852	61,198,214
Veolia Environnement SA	933,734	20,968,008
Vivendi SA	1,049,846	27,762,749

		310,455,452
GERMANY — 2.59%
Freenet AG	1,224,014	42,294,816
ProSiebenSat.1 Media SE Registered	771,661	39,687,128
RWE AG	914,382	19,144,336

		101,126,280
HONG KONG — 3.58%
CLP Holdings Ltd.	3,972,000	33,739,174
SJM Holdings Ltd.	9,676,000	11,233,311
Television Broadcasts Ltd.	4,226,600	22,353,444
VTech Holdings Ltd.	5,805,600	72,267,637

		139,593,566
ITALY — 4.23%
Enel SpA	2,781,850	13,173,140
Eni SpA	6,074,109	107,107,258
Hera SpA	3,795,411	9,636,344
Snam SpA	2,924,571	14,475,835
Terna Rete Elettrica Nazionale SpA	4,378,390	20,539,878

		164,932,455
JAPAN — 0.61%
NET One Systems Co. Ltd.	3,870,400	23,804,389

		23,804,389
NEW ZEALAND — 3.01%
Fletcher Building Ltd.	9,845,330	51,798,801
SKYCITY Entertainment Group Ltd.	11,720,055	34,412,495
Spark New Zealand Ltd.	15,829,936	31,126,846

		117,338,142
NORWAY — 0.51%
Statoil ASA	1,168,377	19,863,782

		19,863,782

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL SELECT DIVIDEND ETF

July 31, 2015

Security	Shares	Value

PORTUGAL — 1.06%
EDP — Energias de Portugal SA	11,054,307	$41,134,577

		41,134,577
SINGAPORE — 1.66%
Keppel Corp. Ltd.	8,224,600	45,081,122
StarHub Ltd.	7,015,100	19,635,923

		64,717,045
SPAIN — 3.53%
Ferrovial SA	1,690,881	41,361,292
Gas Natural SDG SA	2,129,253	46,544,327
Mapfre SA	2,186,776	7,069,392
Telefonica SA	2,752,822	42,397,899

		137,372,910
SWEDEN — 3.13%
NCC AB Class B	1,693,300	50,924,980
Peab AB	1,342,545	10,223,218
Swedbank AB Class A	2,012,608	47,455,435
TeliaSonera AB	2,215,804	13,552,595

		122,156,228
SWITZERLAND — 4.14%
Swiss Prime Site AG Registered	150,716	12,074,843
Swiss Re AG	253,995	22,991,952
Swisscom AG Registered	125,788	73,554,111
Zurich Insurance Group AG	171,749	52,591,542

		161,212,448
UNITED KINGDOM — 18.92%
Amlin PLC	2,716,537	21,640,900
Ashmore Group PLC	2,721,375	11,308,982
AstraZeneca PLC	1,954,552	131,763,438
BAE Systems PLC	1,756,194	13,160,082
BP PLC	2,610,101	16,106,932
British American Tobacco PLC	1,845,697	109,476,831
Cable & Wireless Communications PLC	2,307,726	2,306,574
Carillion PLC	2,334,335	12,596,564
Dairy Crest Group PLC	2,121,463	19,134,946
HSBC Holdings PLC	2,627,034	23,764,733
Ladbrokes PLC	3,720,422	6,612,716
National Grid PLC	2,203,709	29,337,164
Phoenix Group Holdings	2,878,610	38,317,380
Provident Financial PLC	1,681,205	77,997,292
Royal Dutch Shell PLC Class A	4,383,228	126,784,785
SSE PLC	2,658,481	62,850,703
United Utilities Group PLC	1,840,859	25,624,141
Vodafone Group PLC	2,266,603	8,554,320

		737,338,483

TOTAL COMMON STOCKS (Cost: $4,164,901,396)		3,882,495,520

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	13,238	$13,238

		13,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,238)		13,238

TOTAL INVESTMENTS IN SECURITIES — 99.63%
(Cost: $4,164,914,634)		3,882,508,758
Other Assets, Less Liabilities — 0.37%		14,442,058

NET ASSETS — 100.00%		$3,896,950,816

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

36

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 5.92%
Boeing Co. (The)	80,808	$11,650,089
General Dynamics Corp.	39,240	5,851,077
Honeywell International Inc.	98,223	10,318,326
United Technologies Corp.	104,026	10,434,848

		38,254,340
AIR FREIGHT & LOGISTICS — 0.88%
FedEx Corp.	33,124	5,678,116

		5,678,116
AIRLINES — 1.67%
American Airlines Group Inc.	87,122	3,493,592
Delta Air Lines Inc.	103,231	4,577,263
United Continental Holdings Inc.[a]	47,932	2,702,885

		10,773,740
AUTO COMPONENTS — 0.58%
Johnson Controls Inc.	82,333	3,751,091

		3,751,091
BANKS — 5.21%
Bank of America Corp.	1,319,618	23,594,770
U.S. Bancorp	222,785	10,072,110

		33,666,880
BEVERAGES — 2.77%
PepsiCo Inc.	185,470	17,870,034

		17,870,034
BIOTECHNOLOGY — 3.37%
Gilead Sciences Inc.	184,660	21,764,028

		21,764,028
CAPITAL MARKETS — 3.51%
Ameriprise Financial Inc.	22,822	2,868,041
Bank of New York Mellon Corp. (The)	140,918	6,115,841
Franklin Resources Inc.	48,941	2,229,263
Morgan Stanley	193,078	7,499,149
State Street Corp.	51,756	3,962,439

		22,674,733
CHEMICALS — 2.16%
Air Products & Chemicals Inc.	24,312	3,464,703
EI du Pont de Nemours & Co.	113,744	6,342,366
Praxair Inc.	36,244	4,136,890

		13,943,959

Security	Shares	Value

CONSUMER FINANCE — 1.29%
American Express Co.	109,767	$8,348,878

		8,348,878
DIVERSIFIED FINANCIAL SERVICES — 5.66%
Berkshire Hathaway Inc. Class Ba	229,162	32,710,584
CME Group Inc./IL	39,895	3,831,516

		36,542,100
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.48%
TE Connectivity Ltd.	51,146	3,115,814

		3,115,814
ENERGY EQUIPMENT & SERVICES — 1.18%
Baker Hughes Inc.	54,679	3,179,584
Halliburton Co.	106,963	4,469,984

		7,649,568
FOOD & STAPLES RETAILING — 2.06%
Sysco Corp.	74,503	2,705,204
Walgreens Boots Alliance Inc.	109,645	10,594,996

		13,300,200
FOOD PRODUCTS — 1.43%
Mondelez International Inc. Class A	204,387	9,223,985

		9,223,985
HEALTH CARE EQUIPMENT & SUPPLIES — 5.86%
Abbott Laboratories	187,065	9,482,325
Baxter International Inc.	68,291	2,737,103
Boston Scientific Corp.[a]	168,667	2,924,686
Medtronic PLC	179,063	14,036,749
St. Jude Medical Inc.	35,149	2,594,699
Stryker Corp.	37,592	3,844,534
Zimmer Biomet Holdings Inc.	21,408	2,227,930

		37,848,026
HEALTH CARE PROVIDERS & SERVICES — 7.41%
Aetna Inc.	43,886	4,957,801
Anthem Inc.	33,243	5,128,398
Cardinal Health Inc.	41,604	3,535,508
Cigna Corp.	32,346	4,659,765
Express Scripts Holding Co.[a]	91,637	8,253,744
HCA Holdings Inc.[a]	36,477	3,392,726
Humana Inc.	18,837	3,430,029
UnitedHealth Group Inc.	119,609	14,520,533

		47,878,504
HOTELS, RESTAURANTS & LEISURE — 3.07%
Carnival Corp.	56,744	3,023,888
McDonald’s Corp.	120,440	12,027,138
Yum! Brands Inc.	54,347	4,769,493

		19,820,519

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2015

Security	Shares	Value

HOUSEHOLD PRODUCTS — 5.17%
Colgate-Palmolive Co.	106,841	$7,267,325
Procter & Gamble Co. (The)	340,896	26,146,723

		33,414,048
INDUSTRIAL CONGLOMERATES — 1.87%
3M Co.	79,707	12,062,857

		12,062,857
INSURANCE — 1.72%
Aon PLC	35,430	3,570,281
Chubb Corp. (The)	28,894	3,592,391
Marsh & McLennan Companies Inc.	67,694	3,922,190

		11,084,862
INTERNET SOFTWARE & SERVICES — 0.61%
eBay Inc.[a]	138,906	3,906,037

		3,906,037
MACHINERY — 2.69%
Caterpillar Inc.	75,848	5,963,928
Cummins Inc.	21,040	2,725,311
Illinois Tool Works Inc.	42,532	3,805,338
PACCAR Inc.	44,519	2,886,612
Parker-Hannifin Corp.	17,402	1,962,076

		17,343,265
MEDIA — 2.05%
DISH Network Corp. Class Aa	26,605	1,718,949
Omnicom Group Inc.	30,656	2,240,341
Time Warner Cable Inc.	35,520	6,749,155
Viacom Inc. Class B NVS	44,829	2,555,253

		13,263,698
METALS & MINING — 0.11%
Southern Copper Corp.	25,671	715,194

		715,194
MULTI-UTILITIES — 0.46%
Sempra Energy	29,282	2,980,322

		2,980,322
MULTILINE RETAIL — 0.45%
Macy’s Inc.	42,322	2,922,757

		2,922,757
OIL, GAS & CONSUMABLE FUELS — 1.43%
Anadarko Petroleum Corp.	63,841	4,746,578
Cheniere Energy Inc.[a]	27,640	1,906,331
Spectra Energy Corp.	84,236	2,548,982

		9,201,891

Security	Shares	Value

PHARMACEUTICALS — 7.75%
AbbVie Inc.	216,067	$15,126,850
Johnson & Johnson	348,442	34,917,373

		50,044,223
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.96%
HCP Inc.	57,931	2,238,454
Health Care REIT Inc.	44,165	3,063,726
Public Storage	18,264	3,747,407
Simon Property Group Inc.	39,112	7,322,549
Ventas Inc.	41,179	2,762,699

		19,134,835
ROAD & RAIL — 1.10%
CSX Corp.	124,214	3,885,414
Norfolk Southern Corp.	38,345	3,233,634

		7,119,048
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.71%
Analog Devices Inc.	39,343	2,294,877
Applied Materials Inc.	154,536	2,682,745
Broadcom Corp. Class A	68,388	3,461,117
Micron Technology Inc.[a]	135,177	2,502,126
Texas Instruments Inc.	130,722	6,533,486

		17,474,351
SOFTWARE — 9.83%
Microsoft Corp.	1,016,481	47,469,663
Oracle Corp.	400,575	15,998,965

		63,468,628
SPECIALTY RETAIL — 0.38%
L Brands Inc.	30,773	2,483,997

		2,483,997
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.02%
EMC Corp./MA	244,020	6,561,698

		6,561,698
TOBACCO — 2.78%
Altria Group Inc.	247,102	13,437,407
Reynolds American Inc.	52,258	4,483,214

		17,920,621
WIRELESS TELECOMMUNICATION SERVICES — 0.21%
T-Mobile U.S. Inc.[a]	33,560	1,364,550

		1,364,550

TOTAL COMMON STOCKS
(Cost: $566,941,151)		644,571,397

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP ETF

July 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	591,540	$591,540

		591,540

TOTAL SHORT-TERM INVESTMENTS
(Cost: $591,540)		591,540

TOTAL INVESTMENTS IN SECURITIES — 99.90%
(Cost: $567,532,691)		645,162,937
Other Assets, Less Liabilities — 0.10%		613,604

NET ASSETS — 100.00%		$645,776,541

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

39

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 0.46%
Precision Castparts Corp.	18,694	$3,643,834

		3,643,834
AIR FREIGHT & LOGISTICS — 1.21%
United Parcel Service Inc. Class B	93,858	9,607,305
		9,607,305

AIRLINES — 0.41%
Southwest Airlines Co.	90,320	3,269,584

		3,269,584
AUTO COMPONENTS — 0.38%
Delphi Automotive PLC	39,036	3,047,931

		3,047,931
AUTOMOBILES — 0.44%
Tesla Motors Inc.[a,b]	13,157	3,501,735

		3,501,735
BEVERAGES — 1.01%
Brown-Forman Corp. Class B	21,129	2,290,595
Constellation Brands Inc. Class A	22,886	2,746,778
Monster Beverage Corp.[a]	19,766	3,035,069

		8,072,442
BIOTECHNOLOGY — 7.33%
Alexion Pharmaceuticals Inc.[a]	30,285	5,979,470
Amgen Inc.	102,829	18,158,573
Biogen Inc.[a]	31,815	10,141,986
Celgene Corp.[a]	107,271	14,079,319
Regeneron Pharmaceuticals Inc.[a]	10,198	5,646,225
Vertex Pharmaceuticals Inc.[a]	32,972	4,451,220

		58,456,793
CAPITAL MARKETS — 1.92%
BlackRock Inc.[c]	17,175	5,776,296
Charles Schwab Corp. (The)	156,343	5,453,244
T Rowe Price Group Inc.	35,495	2,737,729
TD Ameritrade Holding Corp.	36,869	1,354,199

		15,321,468
CHEMICALS — 2.22%
Ecolab Inc.	36,248	4,197,881
Monsanto Co.	64,393	6,561,003
PPG Industries Inc.	36,771	3,985,241
Sherwin-Williams Co. (The)	10,703	2,972,865

		17,716,990

Security	Shares	Value

COMMUNICATIONS EQUIPMENT — 1.78%
QUALCOMM Inc.	220,388	$14,190,783

		14,190,783
DIVERSIFIED FINANCIAL SERVICES — 1.24%
Intercontinental Exchange Inc.	15,107	3,445,000
McGraw Hill Financial Inc.	37,014	3,766,175
Moody’s Corp.	24,029	2,653,522

		9,864,697
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.25%
Level 3 Communications Inc.[a]	39,891	2,014,495

		2,014,495
ENERGY EQUIPMENT & SERVICES — 1.78%
Schlumberger Ltd.	171,723	14,222,099

		14,222,099
FOOD & STAPLES RETAILING — 3.89%
Costco Wholesale Corp.	59,442	8,636,922
CVS Health Corp.	152,600	17,162,922
Kroger Co. (The)	132,608	5,203,538

		31,003,382
FOOD PRODUCTS — 0.68%
Hershey Co. (The)	19,899	1,848,418
Keurig Green Mountain Inc.	15,656	1,174,826
Mead Johnson Nutrition Co.	27,349	2,417,378

		5,440,622
HEALTH CARE EQUIPMENT & SUPPLIES — 0.87%
Becton Dickinson and Co.	28,321	4,309,040
Intuitive Surgical Inc.[a]	4,977	2,653,587

		6,962,627
HEALTH CARE PROVIDERS & SERVICES — 1.24%
AmerisourceBergen Corp.	28,207	2,982,890
McKesson Corp.	31,319	6,908,032

		9,890,922
HEALTH CARE TECHNOLOGY — 0.37%
Cerner Corp.[a]	41,376	2,967,487

		2,967,487
HOTELS, RESTAURANTS & LEISURE — 2.71%
Chipotle Mexican Grill Inc.[a]	4,194	3,112,913
Hilton Worldwide Holdings Inc.[a]	70,961	1,905,303
Las Vegas Sands Corp.	49,602	2,779,696
Marriott International Inc./MD Class A	27,961	2,030,248
Starbucks Corp.	202,937	11,756,140

		21,584,300

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

INDUSTRIAL CONGLOMERATES — 0.96%
Danaher Corp.	83,291	$7,626,124

		7,626,124
INTERNET & CATALOG RETAIL — 5.39%
Amazon.com Inc.[a]	51,643	27,688,394
Netflix Inc.[a]	57,404	6,561,851
Priceline Group Inc. (The)[a]	7,010	8,717,426

		42,967,671
INTERNET SOFTWARE & SERVICES — 10.79%
Facebook Inc. Class Aa	284,841	26,777,902
Google Inc. Class Aa,b	38,707	25,449,853
Google Inc. Class Ca	38,818	24,284,929
LinkedIn Corp. Class Aa	14,469	2,940,969
Twitter Inc.[a]	71,624	2,221,060
Yahoo! Inc.[a]	118,047	4,328,784

		86,003,497
IT SERVICES — 6.46%
Accenture PLC Class A	84,702	8,733,623
Automatic Data Processing Inc.	63,506	5,065,874
Cognizant Technology Solutions Corp. Class Aa	82,576	5,210,545
MasterCard Inc. Class A	131,080	12,767,192
Visa Inc. Class A	261,432	19,696,287

		51,473,521
LIFE SCIENCES TOOLS & SERVICES — 1.48%
Illumina Inc.[a]	19,491	4,274,376
Thermo Fisher Scientific Inc.	53,837	7,511,877

		11,786,253
MEDIA — 8.95%
CBS Corp. Class B NVS	61,217	3,273,273
Charter Communications Inc. Class Aa	11,237	2,088,509
Comcast Corp. Class A	339,935	21,215,343
Sirius XM Holdings Inc.[a,b]	348,770	1,381,129
Time Warner Inc.	111,527	9,818,837
Twenty-First Century Fox Inc. Class A	239,313	8,253,906
Walt Disney Co. (The)	211,116	25,333,920

		71,364,917
MULTILINE RETAIL — 0.40%
Dollar General Corp.	40,153	3,227,097

		3,227,097
OIL, GAS & CONSUMABLE FUELS — 2.96%
Continental Resources Inc./OKa,b	11,635	388,725
EOG Resources Inc.	74,247	5,731,126
Kinder Morgan Inc./DE	234,592	8,126,267
Noble Energy Inc.	57,870	2,038,760
Pioneer Natural Resources Co.	20,170	2,556,951
Williams Companies Inc. (The)	91,178	4,785,022

		23,626,851

Security	Shares	Value

PERSONAL PRODUCTS — 0.34%
Estee Lauder Companies Inc. (The) Class A	30,155	$2,687,112

		2,687,112
PHARMACEUTICALS — 5.34%
Allergan PLC[a]	53,072	17,574,793
Bristol-Myers Squibb Co.	225,449	14,798,473
Mylan NVa	55,670	3,116,963
Perrigo Co. PLC	19,775	3,800,755
Zoetis Inc.	67,586	3,310,362

		42,601,346
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.26%
American Tower Corp.	57,227	5,442,860
AvalonBay Communities Inc.	17,860	3,077,992
Boston Properties Inc.	20,720	2,554,362
Crown Castle International Corp.	45,637	3,738,127
Equity Residential	49,211	3,681,475
General Growth Properties Inc.	84,930	2,305,000
Prologis Inc.	70,796	2,875,026
Vornado Realty Trust	23,637	2,305,789

		25,980,631
ROAD & RAIL — 1.45%
Union Pacific Corp.	118,420	11,556,608

		11,556,608
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
Avago Technologies Ltd.	35,134	4,396,669

		4,396,669
SOFTWARE — 2.04%
Adobe Systems Inc.[a]	64,280	5,270,317
Intuit Inc.	37,281	3,943,211
salesforce.com inc.[a]	82,459	6,044,245
VMware Inc. Class Aa	11,692	1,042,108

		16,299,881
SPECIALTY RETAIL — 5.64%
AutoZone Inc.[a,b]	4,285	3,003,528
Home Depot Inc. (The)	175,677	20,559,479
Lowe’s Companies Inc.	126,145	8,749,417
O’Reilly Automotive Inc.[a]	13,649	3,279,991
Ross Stores Inc.	55,902	2,971,751
TJX Companies Inc. (The)	92,024	6,425,116

		44,989,282
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 11.85%
Apple Inc.	779,110	94,506,043

		94,506,043
TEXTILES, APPAREL & LUXURY GOODS — 1.81%
NIKE Inc. Class B	94,186	10,852,111

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

VF Corp.	45,951	$3,542,362

		14,394,473

TOTAL COMMON STOCKS
(Cost: $562,049,493)		796,267,472

SHORT-TERM INVESTMENTS — 0.78%

MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	4,967,029	4,967,029
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	274,414	274,414
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	963,795	963,795

		6,205,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,205,238)		6,205,238

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $568,254,731)		802,472,710
Other Assets, Less Liabilities — (0.64)%		(5,128,526)

NET ASSETS — 100.00%		$797,344,184

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

42

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.33%
Lockheed Martin Corp.	14,661	$3,036,293
Northrop Grumman Corp.	10,632	1,839,442
Raytheon Co.	16,694	1,821,149

		6,696,884
AUTOMOBILES — 1.94%
Ford Motor Co.	217,825	3,230,345
General Motors Co.	74,013	2,332,149

		5,562,494
BANKS — 15.42%
BB&T Corp.	42,566	1,714,133
Citigroup Inc.	166,262	9,719,677
JPMorgan Chase & Co.	203,358	13,936,124
PNC Financial Services Group Inc. (The)[a]	28,384	2,786,741
SunTrust Banks Inc.	28,298	1,254,733
Wells Fargo & Co.	256,768	14,859,164

		44,270,572
BEVERAGES — 3.08%
Coca-Cola Co. (The)	214,958	8,830,475

		8,830,475
CAPITAL MARKETS — 1.57%
Goldman Sachs Group Inc. (The)	22,016	4,514,821

		4,514,821
CHEMICALS — 1.68%
Dow Chemical Co. (The)	59,391	2,794,941
LyondellBasell Industries NV Class A	21,546	2,021,661

		4,816,602
COMMERCIAL SERVICES & SUPPLIES — 0.42%
Waste Management Inc.	23,361	1,194,448

		1,194,448
COMMUNICATIONS EQUIPMENT — 2.76%
Cisco Systems Inc.	278,689	7,920,341

		7,920,341
CONSUMER FINANCE — 1.40%
Capital One Financial Corp.	29,955	2,435,341
Discover Financial Services	24,237	1,352,667
Synchrony Financial[b]	6,844	235,160

		4,023,168

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.03%
AT&T Inc.	336,690	$11,696,611
CenturyLink Inc.	30,839	881,995
Verizon Communications Inc.	223,489	10,457,050

		23,035,656
ELECTRIC UTILITIES — 4.49%
American Electric Power Co. Inc.	26,826	1,517,547
Duke Energy Corp.	37,898	2,812,790
Edison International	17,888	1,073,459
Exelon Corp.	47,149	1,513,011
NextEra Energy Inc.	24,344	2,560,989
PPL Corp.	36,657	1,166,059
Southern Co. (The)	49,800	2,227,554

		12,871,409
ELECTRICAL EQUIPMENT — 1.20%
Eaton Corp. PLC	25,557	1,548,243
Emerson Electric Co.	36,658	1,897,052

		3,445,295
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.45%
Corning Inc.	68,958	1,288,135

		1,288,135
ENERGY EQUIPMENT & SERVICES — 0.31%
National Oilwell Varco Inc.	21,196	892,987

		892,987
FOOD & STAPLES RETAILING — 2.17%
Wal-Mart Stores Inc.	86,472	6,224,255

		6,224,255
FOOD PRODUCTS — 2.44%
Archer-Daniels-Midland Co.	33,942	1,609,530
General Mills Inc.	32,696	1,903,234
Kellogg Co.	13,707	906,992
Kraft Heinz Co. (The)	32,464	2,579,914

		6,999,670
HOUSEHOLD PRODUCTS — 0.80%
Kimberly-Clark Corp.	19,962	2,295,031

		2,295,031
INDUSTRIAL CONGLOMERATES — 5.02%
General Electric Co.	552,134	14,410,697

		14,410,697
INSURANCE — 6.36%
ACE Ltd.	17,865	1,943,176
Aflac Inc.	23,754	1,521,444
Allstate Corp. (The)	22,391	1,543,859

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR LARGE-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

American International Group Inc.	73,064	$4,684,864
Hartford Financial Services Group Inc. (The)	23,057	1,096,360
MetLife Inc.	61,141	3,407,999
Prudential Financial Inc.	24,838	2,194,686
Travelers Companies Inc. (The)	17,482	1,855,190

		18,247,578
IT SERVICES — 2.83%
International Business Machines Corp.	50,183	8,129,144

		8,129,144
MACHINERY — 0.60%
Deere & Co.	18,319	1,732,428

		1,732,428
METALS & MINING — 0.23%
Freeport-McMoRan Inc.	56,824	667,682

		667,682
MULTI-UTILITIES — 2.05%
Consolidated Edison Inc.	16,010	1,018,076
Dominion Resources Inc./VA	32,538	2,332,975
PG&E Corp.	26,308	1,381,433
Public Service Enterprise Group Inc.	27,757	1,156,634

		5,889,118
MULTILINE RETAIL — 1.00%
Target Corp.	34,990	2,863,932

		2,863,932
OIL, GAS & CONSUMABLE FUELS — 14.98%
Apache Corp.	20,706	949,577
Chevron Corp.	103,044	9,117,333
ConocoPhillips	67,559	3,400,920
Devon Energy Corp.	21,202	1,047,803
Exxon Mobil Corp.	229,115	18,148,199
Hess Corp.	13,368	788,846
Marathon Oil Corp.	36,895	775,164
Marathon Petroleum Corp.	29,722	1,624,902
Occidental Petroleum Corp.	42,092	2,954,858
Phillips 66	29,733	2,363,773
Valero Energy Corp.	27,901	1,830,306

		43,001,681
PAPER & FOREST PRODUCTS — 0.39%
International Paper Co.	23,204	1,110,776

		1,110,776
PHARMACEUTICALS — 9.00%
Eli Lilly & Co.	53,512	4,522,299
Merck & Co. Inc.	154,813	9,127,775
Pfizer Inc.	337,423	12,167,473

		25,817,547

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.62%
Intel Corp.	259,954	$7,525,668

		7,525,668
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.71%
Hewlett-Packard Co.	98,981	3,020,900
Seagate Technology PLC	17,363	878,568
Western Digital Corp.	11,864	1,021,016

		4,920,484
TOBACCO — 2.53%
Philip Morris International Inc.	84,888	7,260,471

		7,260,471
WIRELESS TELECOMMUNICATION SERVICES — 0.05%
Sprint Corp.[b,c]	43,420	146,325

		146,325

TOTAL COMMON STOCKS (Cost: $267,232,037)		286,605,774

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,d,e]	144,014	144,014
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	7,956	7,956
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	145,410	145,410

		297,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $297,380)		297,380

TOTAL INVESTMENTS IN SECURITIES — 99.96%		286,903,154
(Cost: $267,529,417)
Other Assets, Less Liabilities — 0.04%		119,966

NET ASSETS — 100.00%		$287,023,120

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

44

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 1.38%
Rockwell Collins Inc.	44,311	$3,749,597
Spirit AeroSystems Holdings Inc. Class Aa	43,656	2,457,833
Teledyne Technologies Inc.[a]	11,813	1,224,653

		7,432,083
AIR FREIGHT & LOGISTICS — 1.19%
CH Robinson Worldwide Inc.	48,859	3,427,459
Expeditors International of Washington Inc.	64,082	3,003,523

		6,430,982
AIRLINES — 0.61%
Alaska Air Group Inc.	43,432	3,289,974

		3,289,974
AUTO COMPONENTS — 0.78%
Lear Corp.	26,052	2,711,232
Visteon Corp.[a]	14,953	1,488,272

		4,199,504
AUTOMOBILES — 0.76%
Harley-Davidson Inc.	70,035	4,083,040

		4,083,040
BANKS — 1.19%
City National Corp./CA	16,211	1,457,531
East West Bancorp Inc.	48,503	2,170,994
People’s United Financial Inc.	103,575	1,685,165
Prosperity Bancshares Inc.	20,132	1,099,006

		6,412,696
BEVERAGES — 0.95%
Dr. Pepper Snapple Group Inc.	64,231	5,152,611

		5,152,611
BUILDING PRODUCTS — 0.33%
Owens Corning	39,538	1,773,279

		1,773,279
CAPITAL MARKETS — 3.27%
Eaton Vance Corp. NVS	39,520	1,515,987
Invesco Ltd.	144,285	5,569,401
LPL Financial Holdings Inc.	24,834	1,170,923
Northern Trust Corp.	73,487	5,621,021
Raymond James Financial Inc.	42,892	2,530,628
Waddell & Reed Financial Inc. Class A	28,192	1,266,103

		17,674,063

Security	Shares	Value

CHEMICALS — 4.01%
Airgas Inc.	22,771	$2,323,097
Axalta Coating Systems Ltd.[a]	30,121	958,149
FMC Corp.	44,740	2,171,680
International Flavors & Fragrances Inc.	27,100	3,132,489
NewMarket Corp.	3,545	1,409,882
Platform Specialty Products Corp.[a,b]	44,085	1,025,858
RPM International Inc.	44,636	2,092,089
Sigma-Aldrich Corp.	40,009	5,585,657
Valspar Corp. (The)	25,045	2,085,748
Westlake Chemical Corp.	13,752	859,087

		21,643,736
COMMERCIAL SERVICES & SUPPLIES — 1.34%
KAR Auction Services Inc.	47,500	1,849,175
Tyco International PLC	141,045	5,358,300

		7,207,475
COMMUNICATIONS EQUIPMENT — 1.57%
ARRIS Group Inc.[a,b]	44,459	1,374,673
Juniper Networks Inc.	117,729	3,345,858
Motorola Solutions Inc.	62,189	3,741,290

		8,461,821
CONSTRUCTION & ENGINEERING — 0.68%
Chicago Bridge & Iron Co. NVb	32,409	1,722,214
Quanta Services Inc.[a]	70,973	1,960,274

		3,682,488
CONSTRUCTION MATERIALS — 0.75%
Vulcan Materials Co.	44,443	4,045,202

		4,045,202
CONSUMER FINANCE — 0.13%
Credit Acceptance Corp.[a,b]	2,836	681,236

		681,236
CONTAINERS & PACKAGING — 2.72%
AptarGroup Inc.	20,939	1,419,455
Graphic Packaging Holding Co.	110,217	1,664,277
Packaging Corp. of America	33,195	2,349,874
Sealed Air Corp.	70,409	3,743,647
WestRock Co.[a]	87,342	5,507,786

		14,685,039
DIVERSIFIED CONSUMER SERVICES — 1.39%
Graham Holdings Co. Class B	1,484	1,023,307
H&R Block Inc.	92,217	3,069,904
Service Corp. International/U.S.	67,711	2,065,863
ServiceMaster Global Holdings Inc.[a]	34,229	1,325,689

		7,484,763
DIVERSIFIED FINANCIAL SERVICES — 0.53%
FNFV Group[a]	27,126	394,955

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2015

Security	Shares	Value

Leucadia National Corp.	105,645	$2,484,770

		2,879,725
ELECTRICAL EQUIPMENT — 1.32%
Hubbell Inc. Class B	17,835	1,862,152
Rockwell Automation Inc.	45,091	5,265,727

		7,127,879
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.65%
CDW Corp./DE	43,450	1,561,159
Dolby Laboratories Inc. Class A	14,779	519,482
FLIR Systems Inc.	46,955	1,445,744

		3,526,385
ENERGY EQUIPMENT & SERVICES — 0.47%
FMC Technologies Inc.[a]	77,362	2,534,379

		2,534,379
FOOD PRODUCTS — 1.70%
Flowers Foods Inc.	61,832	1,339,281
Hormel Foods Corp.	45,156	2,673,687
McCormick & Co. Inc./MD	42,810	3,510,848
Pinnacle Foods Inc.	36,711	1,650,159

		9,173,975
GAS UTILITIES — 0.28%
National Fuel Gas Co.	28,287	1,529,478

		1,529,478
HEALTH CARE EQUIPMENT & SUPPLIES — 2.00%
DENTSPLY International Inc.	46,844	2,665,892
Hologic Inc.[a]	81,894	3,411,704
Teleflex Inc.	13,915	1,864,471
Varian Medical Systems Inc.[a,b]	33,435	2,877,750

		10,819,817
HEALTH CARE PROVIDERS & SERVICES — 3.66%
DaVita HealthCare Partners Inc.[a]	57,605	4,552,523
Henry Schein Inc.[a,b]	28,014	4,145,511
Omnicare Inc.	32,459	3,143,654
Patterson Companies Inc.	28,712	1,440,194
Premier Inc.[a]	9,697	346,765
Universal Health Services Inc. Class B	30,538	4,435,034
VCA Inc.[a]	27,532	1,694,044

		19,757,725
HEALTH CARE TECHNOLOGY — 0.25%
IMS Health Holdings Inc.[a]	40,087	1,328,884

		1,328,884
HOTELS, RESTAURANTS & LEISURE — 3.87%
Aramark	69,082	2,198,189
Extended Stay America Inc.	18,191	345,629
MGM Resorts International[a]	137,707	2,701,811
Royal Caribbean Cruises Ltd.	55,253	4,964,482

Security	Shares	Value

Starwood Hotels & Resorts Worldwide Inc.	57,247	$4,548,847
Wyndham Worldwide Corp.	40,217	3,318,707
Wynn Resorts Ltd.	27,316	2,819,831

		20,897,496
HOUSEHOLD DURABLES — 3.72%
DR Horton Inc.	111,773	3,318,540
Jarden Corp.[a]	64,968	3,573,240
Leggett & Platt Inc.	46,169	2,207,340
Mohawk Industries Inc.[a]	20,813	4,195,693
Toll Brothers Inc.[a]	53,693	2,089,731
Whirlpool Corp.	26,346	4,682,475

		20,067,019
HOUSEHOLD PRODUCTS — 1.79%
Church & Dwight Co. Inc.	43,845	3,785,139
Clorox Co. (The)	43,945	4,919,203
Spectrum Brands Holdings Inc.	9,206	975,376

		9,679,718
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.68%
Calpine Corp.[a]	114,776	2,100,401
Dynegy Inc.[a,b]	35,968	936,967
TerraForm Power Inc.	21,196	639,271

		3,676,639
INDUSTRIAL CONGLOMERATES — 0.41%
Carlisle Companies Inc.	21,889	2,216,480

		2,216,480
INSURANCE — 2.32%
AmTrust Financial Services Inc.[b]	10,801	750,778
Arthur J Gallagher & Co.	56,270	2,668,886
Brown & Brown Inc.	38,621	1,291,872
FNF Group	93,103	3,639,396
Markel Corp.[a]	4,677	4,161,361

		12,512,293
INTERNET SOFTWARE & SERVICES — 0.36%
IAC/InterActiveCorp	25,320	1,956,223

		1,956,223
IT SERVICES — 4.10%
DST Systems Inc.	9,444	1,030,813
Fidelity National Information Services Inc.	94,958	6,213,102
Genpact Ltd.[a]	52,617	1,168,623
Paychex Inc.	109,512	5,081,357
Sabre Corp.	35,605	947,093
Teradata Corp.[a,b]	47,580	1,765,694
Total System Services Inc.	54,960	2,540,251
Vantiv Inc. Class Aa	48,632	2,139,808
VeriFone Systems Inc.[a]	38,227	1,230,145

		22,116,886
LEISURE PRODUCTS — 0.85%
Brunswick Corp./DE	31,063	1,649,135

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2015

Security	Shares	Value

Hasbro Inc.	37,534	$2,955,427

		4,604,562
LIFE SCIENCES TOOLS & SERVICES — 2.29%
Agilent Technologies Inc.	111,621	4,570,880
PerkinElmer Inc.	37,927	2,007,097
Quintiles Transnational Holdings Inc.[a]	27,248	2,090,466
Waters Corp.[a]	27,704	3,698,207

		12,366,650
MACHINERY — 5.79%
Allison Transmission Holdings Inc.	56,590	1,651,296
Colfax Corp.[a,b]	31,952	1,218,649
Donaldson Co. Inc.	42,368	1,423,565
Dover Corp.	53,731	3,442,545
Flowserve Corp.	45,128	2,120,565
Ingersoll-Rand PLC	88,679	5,444,891
Lincoln Electric Holdings Inc.	25,329	1,533,671
Pentair PLC	60,181	3,659,607
Snap-on Inc.	19,539	3,220,027
Stanley Black & Decker Inc.	51,498	5,432,524
Xylem Inc./NY	60,768	2,098,319

		31,245,659
MARINE — 0.25%
Kirby Corp.[a]	18,695	1,353,705

		1,353,705
MEDIA — 2.17%
Cinemark Holdings Inc.	35,212	1,389,465
Interpublic Group of Companies Inc. (The)	138,348	2,946,812
Liberty Broadband Corp. Class Aa	8,345	450,380
Liberty Broadband Corp. Class Ca	21,807	1,167,329
Liberty Media Corp. Class Aa	33,196	1,254,809
Liberty Media Corp. Class Ca	65,999	2,488,162
Scripps Networks Interactive Inc. Class A	31,845	1,992,860

		11,689,817
METALS & MINING — 0.87%
Nucor Corp.	106,911	4,719,052

		4,719,052
MULTILINE RETAIL — 0.82%
Dillard’s Inc. Class A	8,310	846,623
Nordstrom Inc.	47,235	3,604,503

		4,451,126
OIL, GAS & CONSUMABLE FUELS — 2.47%
Chesapeake Energy Corp.[b]	173,420	1,501,817
Cimarex Energy Co.	31,382	3,267,494
CONSOL Energy Inc.	76,673	1,266,638
ONEOK Inc.	69,941	2,643,070
SM Energy Co.	22,528	835,113
Southwestern Energy Co.[a,b]	129,652	2,411,527
Whiting Petroleum Corp.[a,b]	68,393	1,401,373

		13,327,032

Security	Shares	Value

PHARMACEUTICALS — 2.00%
Endo International PLC[a]	67,928	$5,946,417
Mallinckrodt PLC[a]	39,187	4,857,621

		10,804,038
PROFESSIONAL SERVICES — 1.66%
Nielsen NV	123,648	5,991,982
Towers Watson & Co. Class A	23,225	2,944,466

		8,936,448
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.22%
Alexandria Real Estate Equities Inc.	24,137	2,237,741
American Campus Communities Inc.	37,635	1,404,538
Apartment Investment & Management Co. Class A	52,363	2,046,346
BioMed Realty Trust Inc.	68,057	1,465,948
Brixmor Property Group Inc.[b]	56,682	1,387,009
Corrections Corp. of America	39,134	1,376,343
Digital Realty Trust Inc.[b]	45,496	2,924,028
Douglas Emmett Inc.	45,850	1,343,863
Duke Realty Corp.	115,607	2,331,793
Equity Lifestyle Properties Inc.	26,817	1,552,168
Highwoods Properties Inc.[b]	31,451	1,331,321
Home Properties Inc.	19,370	1,427,569
Host Hotels & Resorts Inc.	253,819	4,919,012
Iron Mountain Inc.[b]	62,788	1,886,779
Kimco Realty Corp.	138,281	3,416,924
Lamar Advertising Co. Class A	27,112	1,628,076
LaSalle Hotel Properties[b]	37,784	1,257,074
Mid-America Apartment Communities Inc.	25,247	2,028,344
NorthStar Realty Finance Corp.	91,817	1,469,072
Omega Healthcare Investors Inc.[b]	53,878	1,953,616
Plum Creek Timber Co. Inc.[b]	58,842	2,412,522
Realty Income Corp.[b]	77,904	3,761,984
Regency Centers Corp.	31,604	2,021,708
SL Green Realty Corp.	33,362	3,841,301
Spirit Realty Capital Inc.	147,923	1,501,418
Taubman Centers Inc.	19,195	1,435,786
UDR Inc.	86,767	2,933,592
Weingarten Realty Investors	38,115	1,340,886
Weyerhaeuser Co.	173,442	5,322,935
WP Carey Inc.	32,513	1,989,470

		65,949,166
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.16%
CBRE Group Inc. Class Aa	93,705	3,557,979
Jones Lang LaSalle Inc.	15,030	2,675,941

		6,233,920
ROAD & RAIL — 0.61%
AMERCO	2,045	734,912
Hertz Global Holdings Inc.[a]	149,993	2,548,381

		3,283,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.20%
Altera Corp.	100,865	5,008,956
Freescale Semiconductor Ltd.[a]	34,124	1,360,524
Lam Research Corp.	53,040	4,077,185
Linear Technology Corp.	80,225	3,289,225

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP ETF

July 31, 2015

Security	Shares	Value

Maxim Integrated Products Inc.	94,784	$3,226,447
Microchip Technology Inc.[b]	67,783	2,903,824
NVIDIA Corp.	171,227	3,415,978
Qorvo Inc.[a]	50,062	2,901,093
SunEdison Inc.[a,b]	97,666	2,273,664
Teradyne Inc.	71,892	1,384,640
Xilinx Inc.	86,633	3,616,928

		33,458,464
SOFTWARE — 2.47%
Activision Blizzard Inc.	167,861	4,329,135
Cadence Design Systems Inc.[a,b]	98,063	2,056,381
Citrix Systems Inc.[a]	53,698	4,060,106
Nuance Communications Inc.[a]	83,079	1,506,223
PTC Inc.[a]	38,532	1,400,638

		13,352,483
SPECIALTY RETAIL — 3.76%
AutoNation Inc.[a]	25,217	1,572,028
Dick’s Sporting Goods Inc.	32,546	1,659,195
Foot Locker Inc.	46,854	3,305,550
Gap Inc. (The)	88,088	3,213,450
GNC Holdings Inc. Class A	28,962	1,425,220
Penske Automotive Group Inc.	14,268	770,472
Sally Beauty Holdings Inc.[a]	42,708	1,272,271
Tiffany & Co.	37,645	3,602,627
Urban Outfitters Inc.[a,b]	32,728	1,067,587
Williams-Sonoma Inc.	28,555	2,417,466

		20,305,866
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.78%
SanDisk Corp.	69,655	4,199,500

		4,199,500
TEXTILES, APPAREL & LUXURY GOODS — 1.25%
Fossil Group Inc.[a,b]	14,445	993,094
PVH Corp.	27,704	3,214,772
Ralph Lauren Corp.	20,247	2,548,895

		6,756,761
THRIFTS & MORTGAGE FINANCE — 0.08%
TFS Financial Corp.	25,832	435,527

		435,527
TRADING COMPANIES & DISTRIBUTORS — 1.03%
HD Supply Holdings Inc.[a]	60,749	2,174,814
MSC Industrial Direct Co. Inc. Class A	16,907	1,204,793
United Rentals Inc.[a]	32,489	2,176,438

		5,556,045

TOTAL COMMON STOCKS
(Cost: $490,937,331)		539,170,107

Security	Shares	Value

SHORT-TERM INVESTMENTS — 4.25%

MONEY MARKET FUNDS — 4.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	21,151,928	$21,151,928
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,168,583	1,168,583
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	609,127	609,127

		22,929,638

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,929,638)		22,929,638

TOTAL INVESTMENTS IN SECURITIES — 104.14%
(Cost: $513,866,969)		562,099,745
Other Assets, Less Liabilities — (4.14)%		(22,362,670)

NET ASSETS — 100.00%		$539,737,075

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

48

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

AEROSPACE & DEFENSE — 2.18%
B/E Aerospace Inc.	16,145	$786,423
Hexcel Corp.	14,628	759,047
Textron Inc.	42,156	1,842,217
TransDigm Group Inc.[a]	7,603	1,720,559

		5,108,246
AIRLINES — 0.28%
Spirit Airlines Inc.[a]	11,099	663,942

		663,942
AUTO COMPONENTS — 1.04%
BorgWarner Inc.	34,357	1,707,886
Gentex Corp./MI	44,739	719,403

		2,427,289
BANKS — 1.78%
First Republic Bank/CA	20,268	1,292,896
Investors Bancorp Inc.	51,844	631,460
Signature Bank/New York NYa	7,710	1,122,499
SVB Financial Group[a]	7,792	1,115,035

		4,161,890
BIOTECHNOLOGY — 6.69%
Alkermes PLC[a]	22,557	1,579,441
Alnylam Pharmaceuticals Inc.[a]	11,125	1,417,659
BioMarin Pharmaceutical Inc.[a]	24,362	3,563,430
Bluebird Bio Inc.[a]	5,416	898,135
Incyte Corp.[a]	24,749	2,580,826
Intercept Pharmaceuticals Inc.[a,b]	2,081	548,989
Isis Pharmaceuticals Inc.[a]	18,206	1,000,055
Medivation Inc.[a]	11,941	1,257,745
OPKO Health Inc.[a,b]	36,945	604,790
Puma Biotechnology Inc.[a,b]	3,235	293,091
Seattle Genetics Inc.[a,b]	15,333	733,991
United Therapeutics Corp.[a,b]	7,011	1,187,383

		15,665,535
BUILDING PRODUCTS — 2.33%
Allegion PLC	14,550	919,851
AO Smith Corp.	11,395	818,389
Fortune Brands Home & Security Inc.	24,244	1,157,651
Lennox International Inc.	6,279	741,361
Masco Corp.	52,562	1,387,111
USG Corp.[a]	13,710	424,736

		5,449,099
CAPITAL MARKETS — 2.03%
Affiliated Managers Group Inc.[a]	8,308	1,727,233
E*TRADE Financial Corp.[a]	43,982	1,249,969
Legg Mason Inc.	14,835	731,959

Security	Shares	Value

SEI Investments Co.	19,707	$1,050,580

		4,759,741
CHEMICALS — 0.48%
WR Grace & Co.[a]	11,066	1,116,891

		1,116,891
COMMERCIAL SERVICES & SUPPLIES — 2.15%
Cintas Corp.	14,403	1,231,456
Copart Inc.[a]	17,316	623,895
Rollins Inc.	14,549	421,921
Stericycle Inc.[a]	12,912	1,820,205
Waste Connections Inc.	18,837	944,299

		5,041,776
COMMUNICATIONS EQUIPMENT — 1.49%
Arista Networks Inc.[a]	801	67,660
F5 Networks Inc.[a,b]	10,913	1,463,870
Palo Alto Networks Inc.[a,b]	10,542	1,959,020

		3,490,550
CONSTRUCTION MATERIALS — 0.88%
Eagle Materials Inc.	7,639	589,273
Martin Marietta Materials Inc.	9,420	1,477,244

		2,066,517
CONSUMER FINANCE — 0.15%
Springleaf Holdings Inc.[a]	6,875	347,256

		347,256
DISTRIBUTORS — 0.62%
LKQ Corp.[a]	46,161	1,452,225

		1,452,225
DIVERSIFIED FINANCIAL SERVICES — 0.83%
CBOE Holdings Inc.	12,694	786,774
MSCI Inc.	17,097	1,165,332

		1,952,106
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.07%
Zayo Group Holdings Inc.[a]	6,210	165,807

		165,807
ELECTRIC UTILITIES — 0.34%
ITC Holdings Corp.	23,601	797,242

		797,242
ELECTRICAL EQUIPMENT — 2.16%
Acuity Brands Inc.	6,588	1,325,439
AMETEK Inc.	36,675	1,945,609
Sensata Technologies Holding NVa	25,768	1,322,414

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

Solarcity Corp.[a,b]	7,765	$450,370

		5,043,832
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.29%
Amphenol Corp. Class A	46,928	2,647,208
IPG Photonics Corp.[a]	5,446	502,230
National Instruments Corp.	15,415	446,418
Trimble Navigation Ltd.[a]	39,458	911,480
Zebra Technologies Corp. Class Aa	7,866	846,618

		5,353,954
ENERGY EQUIPMENT & SERVICES — 0.56%
Core Laboratories NV	6,510	713,691
Oceaneering International Inc.	15,016	600,941

		1,314,632
FOOD & STAPLES RETAILING — 1.08%
Sprouts Farmers Market Inc.[a]	21,917	537,405
Whole Foods Market Inc.	54,410	1,980,524

		2,517,929
FOOD PRODUCTS — 1.04%
Hain Celestial Group Inc. (The)[a,b]	15,603	1,060,692
WhiteWave Foods Co. (The)[a]	26,569	1,371,492

		2,432,184
HEALTH CARE EQUIPMENT & SUPPLIES — 4.62%
Align Technology Inc.[a]	11,052	692,960
Cooper Companies Inc. (The)	7,372	1,304,844
CR Bard Inc.	11,273	2,216,836
DexCom Inc.[a]	11,336	959,592
Edwards Lifesciences Corp.[a,b]	16,337	2,485,838
IDEXX Laboratories Inc.[a,b]	14,233	1,035,166
ResMed Inc.	21,376	1,238,739
Sirona Dental Systems Inc.[a]	8,448	876,734

		10,810,709
HEALTH CARE PROVIDERS & SERVICES — 2.95%
Acadia Healthcare Co. Inc.[a,b]	8,276	660,259
Brookdale Senior Living Inc.[a]	28,004	927,773
Centene Corp.[a]	18,041	1,265,215
Envision Healthcare Holdings Inc.[a]	28,231	1,264,749
MEDNAX Inc.[a]	14,224	1,203,919
Team Health Holdings Inc.[a]	10,952	738,274
Tenet Healthcare Corp.[a]	15,048	847,203

		6,907,392
HEALTH CARE TECHNOLOGY — 0.35%
athenahealth Inc.[a,b]	5,863	820,585

		820,585
HOTELS, RESTAURANTS & LEISURE — 1.84%
Domino’s Pizza Inc.	8,394	955,573
Dunkin’ Brands Group Inc.	14,635	788,680
Hyatt Hotels Corp. Class Aa,b	8,410	469,530

Security	Shares	Value

Norwegian Cruise Line Holdings Ltd.[a]	20,908	$1,305,078
Panera Bread Co. Class Aa	3,858	787,495

		4,306,356
HOUSEHOLD DURABLES — 1.60%
GoPro Inc.[a,b]	4,470	277,587
Harman International Industries Inc.	10,795	1,162,190
Lennar Corp. Class A	27,091	1,436,907
NVR Inc.[a,b]	587	874,653

		3,751,337
INDUSTRIAL CONGLOMERATES — 1.09%
Roper Technologies Inc.	15,269	2,554,046

		2,554,046
INSURANCE — 0.28%
White Mountains Insurance Group Ltd.	911	643,166

		643,166
INTERNET & CATALOG RETAIL — 2.32%
Expedia Inc.	15,134	1,837,873
Groupon Inc.[a,b]	64,415	310,480
Liberty Interactive Corp. QVC Group Series Aa	66,733	1,938,594
TripAdvisor Inc.[a,b]	16,988	1,348,507

		5,435,454
INTERNET SOFTWARE & SERVICES — 2.83%
Akamai Technologies Inc.[a]	27,111	2,079,685
CoStar Group Inc.[a]	4,929	992,158
LendingClub Corp.[a,b]	9,083	131,794
MercadoLibre Inc.[b]	4,834	631,755
Pandora Media Inc.[a,b]	28,309	495,974
Rackspace Hosting Inc.[a]	18,026	613,425
VeriSign Inc.[a,b]	15,936	1,130,500
Zillow Group Inc. Class Aa,b	6,695	545,643

		6,620,934
IT SERVICES — 5.50%
Alliance Data Systems Corp.[a]	9,426	2,592,527
Broadridge Financial Solutions Inc.	18,230	989,342
Fiserv Inc.[a,b]	35,975	3,124,788
FleetCor Technologies Inc.[a]	11,429	1,769,438
Gartner Inc.[a]	12,626	1,118,285
Global Payments Inc.	10,107	1,132,894
Jack Henry & Associates Inc.	12,436	868,779
MAXIMUS Inc.	10,020	683,464
WEX Inc.[a]	5,877	599,689

		12,879,206
LEISURE PRODUCTS — 0.54%
Polaris Industries Inc.	9,277	1,271,506

		1,271,506

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

LIFE SCIENCES TOOLS & SERVICES — 0.61%
Mettler-Toledo International Inc.[a]	4,245	$1,433,112

		1,433,112
MACHINERY — 3.33%
Graco Inc.	8,923	637,905
IDEX Corp.	11,853	901,184
Middleby Corp. (The)[a]	8,718	1,069,699
Nordson Corp.	8,603	637,568
Pall Corp.	16,223	2,051,398
WABCO Holdings Inc.[a]	8,295	1,024,184
Wabtec Corp./DE	14,661	1,483,546

		7,805,484
MEDIA — 1.97%
AMC Networks Inc. Class Aa	9,014	759,159
Discovery Communications Inc. Class Aa,b	22,682	748,960
Discovery Communications Inc. Class C NVS[a]	39,610	1,200,183
Lions Gate Entertainment Corp.	14,600	572,028
Live Nation Entertainment Inc.[a]	22,165	581,166
Madison Square Garden Co. (The) Class Aa	8,989	749,682

		4,611,178
METALS & MINING — 0.21%
Royal Gold Inc.	9,914	499,864

		499,864
MULTILINE RETAIL — 1.13%
Dollar Tree Inc.[a]	33,855	2,641,706

		2,641,706
OIL, GAS & CONSUMABLE FUELS — 4.02%
Antero Resources Corp.[a,b]	8,865	243,876
Cabot Oil & Gas Corp.	62,802	1,642,900
Concho Resources Inc.[a]	18,224	1,941,949
Diamondback Energy Inc.[a]	9,582	644,869
EQT Corp.	23,130	1,777,540
Gulfport Energy Corp.[a]	16,219	531,334
Memorial Resource Development Corp.[a]	10,965	167,765
Newfield Exploration Co.[a]	24,758	811,815
Range Resources Corp.[b]	25,259	993,689
Targa Resources Corp.	7,346	649,754

		9,405,491
PHARMACEUTICALS — 2.34%
Akorn Inc.[a]	12,010	553,781
Horizon Pharma PLC[a]	21,381	787,890
Hospira Inc.[a]	26,242	2,347,347
Jazz Pharmaceuticals PLC[a]	9,270	1,782,065

		5,471,083
PROFESSIONAL SERVICES — 2.62%
Equifax Inc.	18,068	1,845,285
IHS Inc. Class Aa	10,436	1,304,813

Security	Shares	Value

Robert Half International Inc.	20,487	$1,127,400
Verisk Analytics Inc. Class Aa	23,851	1,863,001

		6,140,499
REAL ESTATE INVESTMENT TRUSTS (REITS) — 5.12%
Camden Property Trust	13,207	1,051,673
Communications Sales & Leasing Inc.[a]	18,236	380,221
Equinix Inc.[b]	8,645	2,411,177
Essex Property Trust Inc.	9,925	2,232,232
Extra Space Storage Inc.	16,849	1,238,739
Federal Realty Investment Trust	10,422	1,425,625
Kilroy Realty Corp.	13,391	948,752
Macerich Co. (The)	21,382	1,692,599
RLJ Lodging Trust	20,101	599,613

		11,980,631
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.05%
Forest City Enterprises Inc. Class Aa	29,684	693,121
Howard Hughes Corp. (The)[a]	5,495	747,100
Realogy Holdings Corp.[a]	22,284	1,014,368

		2,454,589
ROAD & RAIL — 2.07%
Avis Budget Group Inc.[a,b]	16,157	701,698
Genesee & Wyoming Inc. Class Aa	7,804	555,801
JB Hunt Transport Services Inc.	13,966	1,174,820
Kansas City Southern	16,779	1,664,309
Old Dominion Freight Line Inc.[a]	10,304	753,738

		4,850,366
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.19%
Skyworks Solutions Inc.	29,034	2,777,683

		2,777,683
SOFTWARE — 8.80%
ANSYS Inc.[a]	13,618	1,282,135
Autodesk Inc.[a]	34,562	1,748,146
CDK Global Inc.	24,325	1,256,143
Electronic Arts Inc.[a]	47,243	3,380,237
FactSet Research Systems Inc.	5,907	978,554
FireEye Inc.[a,b]	4,960	220,670
Fortinet Inc.[a]	21,660	1,034,048
Informatica Corp.[a]	15,924	772,632
NetSuite Inc.[a,b]	5,427	536,405
Red Hat Inc.[a]	27,839	2,201,508
ServiceNow Inc.[a]	20,776	1,672,468
Splunk Inc.[a,b]	19,013	1,329,769
SS&C Technologies Holdings Inc.	11,376	773,909
Tableau Software Inc. Class Aa	6,275	657,244
Tyler Technologies Inc.[a]	5,121	714,584
Ultimate Software Group Inc. (The)[a]	4,346	800,577
Workday Inc. Class Aa,b	14,696	1,239,314

		20,598,343
SPECIALTY RETAIL — 4.10%
Advance Auto Parts Inc.	11,110	1,935,473
CarMax Inc.[a]	31,774	2,049,741

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

Office Depot Inc.[a]	74,961	$599,688
Signet Jewelers Ltd.	12,162	1,474,278
Tractor Supply Co.	20,715	1,916,552
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	9,750	1,618,792

		9,594,524
TEXTILES, APPAREL & LUXURY GOODS — 3.90%
Carter’s Inc.	7,990	810,266
Columbia Sportswear Co.	4,149	296,819
Hanesbrands Inc.	60,997	1,892,737
Kate Spade & Co.[a,b]	19,428	390,891
lululemon athletica Inc.[a,b]	15,899	999,411
Michael Kors Holdings Ltd.[a]	30,146	1,265,831
Skechers U.S.A. Inc. Class Aa	6,251	940,463
Under Armour Inc. Class Aa,b	25,532	2,536,094

		9,132,512
TRADING COMPANIES & DISTRIBUTORS — 2.07%
Air Lease Corp.	14,517	513,176
Fastenal Co.	41,271	1,727,604
Watsco Inc.	4,175	535,402
WW Grainger Inc.	9,045	2,068,682

		4,844,864
WIRELESS TELECOMMUNICATION SERVICES — 1.01%
SBA Communications Corp. Class Aa	19,661	2,373,476

		2,373,476

TOTAL COMMON STOCKS
(Cost: $180,094,028)		233,944,739

SHORT-TERM INVESTMENTS — 11.19%

MONEY MARKET FUNDS — 11.19%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	24,654,429	24,654,429
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,362,086	1,362,086

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	171,886	$171,886

		26,188,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $26,188,401)		26,188,401

TOTAL INVESTMENTS IN SECURITIES — 111.12%
(Cost: $206,282,429)		260,133,140
Other Assets, Less Liabilities — (11.12)%		(26,027,841)

NET ASSETS — 100.00%		$234,105,299

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

52

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 1.36%
Huntington Ingalls Industries Inc.	7,338	$861,554
L-3 Communications Holdings Inc.	12,461	1,438,747
Orbital ATK Inc.	8,967	636,209

		2,936,510
AIRLINES — 0.42%
JetBlue Airways Corp.[a,b]	39,706	912,444

		912,444
AUTO COMPONENTS — 1.21%
Autoliv Inc.	13,281	1,397,161
Goodyear Tire & Rubber Co. (The)	40,705	1,226,442

		2,623,603
BANKS — 8.25%
BOK Financial Corp.	3,239	215,264
CIT Group Inc.	26,265	1,235,506
Citizens Financial Group Inc.	40,516	1,056,252
Comerica Inc.	26,863	1,274,112
Commerce Bancshares Inc./MO	12,612	593,899
Cullen/Frost Bankers Inc.	8,294	600,900
Fifth Third Bancorp	122,410	2,579,179
Huntington Bancshares Inc./OH	122,003	1,423,775
KeyCorp	128,273	1,903,571
M&T Bank Corp.[b]	20,097	2,635,722
PacWest Bancorp	14,771	683,750
Regions Financial Corp.	202,649	2,105,523
Umpqua Holdings Corp.	33,288	590,529
Zions BanCorp.	30,663	956,379

		17,854,361
BEVERAGES — 1.56%
Coca-Cola Enterprises Inc.	32,432	1,656,626
Molson Coors Brewing Co. Class B	24,147	1,717,818

		3,374,444
BIOTECHNOLOGY — 0.50%
Receptos Inc.[a]	4,762	1,085,069

		1,085,069
CHEMICALS — 4.80%
Albemarle Corp.	16,928	917,498
Ashland Inc.	9,381	1,072,436
Celanese Corp. Series A	23,184	1,528,289
CF Industries Holdings Inc.	35,572	2,105,862
Eastman Chemical Co.	22,532	1,766,509
Huntsman Corp.	30,731	583,889
Mosaic Co. (The)	46,920	2,014,745

Security	Shares	Value

Scotts Miracle-Gro Co. (The) Class A	6,793	$410,229

		10,399,457
COMMERCIAL SERVICES & SUPPLIES — 1.45%
ADT Corp. (The)	25,847	892,497
Pitney Bowes Inc.	30,432	636,637
Republic Services Inc.	37,741	1,605,125

		3,134,259
COMMUNICATIONS EQUIPMENT — 1.44%
Brocade Communications Systems Inc.	65,186	668,808
CommScope Holding Co. Inc.[a]	18,879	592,234
EchoStar Corp. Class Aa	6,539	303,541
Harris Corp.	18,644	1,546,333

		3,110,916
CONSTRUCTION & ENGINEERING — 1.17%
AECOM[a]	22,691	699,563
Fluor Corp.	22,245	1,039,954
Jacobs Engineering Group Inc.[a,b]	18,950	798,174

		2,537,691
CONSUMER FINANCE — 1.56%
Ally Financial Inc.[a]	66,296	1,509,560
Navient Corp.	58,701	921,605
Santander Consumer USA Holdings Inc.[a]	15,271	369,253
SLM Corp.[a]	64,231	586,429

		3,386,847
CONTAINERS & PACKAGING — 2.64%
Avery Dennison Corp.	13,735	835,775
Ball Corp.	20,858	1,415,007
Bemis Co. Inc.	14,703	655,313
Berry Plastics Group Inc.[a]	18,024	586,861
Crown Holdings Inc.[a]	21,009	1,082,174
Owens-Illinois Inc.[a]	24,358	520,043
Sonoco Products Co.	15,225	628,488

		5,723,661
DISTRIBUTORS — 0.95%
Genuine Parts Co.	23,011	2,046,829

		2,046,829
DIVERSIFIED FINANCIAL SERVICES — 1.13%
NASDAQ OMX Group Inc. (The)	17,870	911,906
Voya Financial Inc.	32,560	1,528,692

		2,440,598
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.38%
Frontier Communications Corp.	174,024	821,393

		821,393
ELECTRIC UTILITIES — 6.21%
Entergy Corp.	27,145	1,927,838

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

Eversource Energy	48,016	$2,387,355
FirstEnergy Corp.	63,799	2,166,614
Great Plains Energy Inc.	23,341	609,433
OGE Energy Corp.	30,114	896,193
Pepco Holdings Inc.	38,148	1,017,789
Pinnacle West Capital Corp.	16,712	1,031,298
Westar Energy Inc.	19,953	751,230
Xcel Energy Inc.	76,613	2,656,173

		13,443,923
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.15%
Arrow Electronics Inc.[a]	14,437	839,512
Avnet Inc.	20,494	855,215
Flextronics International Ltd.[a,b]	85,102	936,973
Ingram Micro Inc. Class Aa	23,584	642,192
Jabil Circuit Inc.	29,237	592,049
Keysight Technologies Inc.[a]	25,552	780,358

		4,646,299
ENERGY EQUIPMENT & SERVICES — 2.67%
Cameron International Corp.[a]	28,882	1,457,386
Diamond Offshore Drilling Inc.	10,164	223,100
Ensco PLC Class A	35,360	586,269
Helmerich & Payne Inc.	16,244	937,929
Nabors Industries Ltd.	43,995	510,782
Noble Corp. PLC	36,554	436,820
Superior Energy Services Inc.	22,787	387,379
Weatherford International PLC[a]	116,905	1,248,545

		5,788,210
FOOD & STAPLES RETAILING — 0.57%
Rite Aid Corp.[a]	138,752	1,236,280

		1,236,280
FOOD PRODUCTS — 4.99%
Bunge Ltd.	21,716	1,734,023
Campbell Soup Co.	26,816	1,322,297
ConAgra Foods Inc.	64,543	2,843,764
Ingredion Inc.	10,797	952,295
JM Smucker Co. (The)	14,662	1,637,599
Pilgrim’s Pride Corp.[b]	9,456	204,628
Seaboard Corp.[a]	42	145,950
Tyson Foods Inc. Class A	44,114	1,956,456

		10,797,012
GAS UTILITIES — 1.50%
AGL Resources Inc.	18,097	870,104
Atmos Energy Corp.	15,242	842,883
Questar Corp.	26,547	587,750
UGI Corp.	26,028	951,063

		3,251,800
HEALTH CARE PROVIDERS & SERVICES — 2.47%
Community Health Systems Inc.[a,b]	17,810	1,042,063
Health Net Inc./CAa	11,639	778,184
Laboratory Corp. of America Holdings[a]	15,183	1,932,644

Security	Shares	Value

Quest Diagnostics Inc.	21,729	$1,603,817

		5,356,708
HOTELS, RESTAURANTS & LEISURE — 0.94%
Darden Restaurants Inc.	18,983	1,400,186
Six Flags Entertainment Corp.	13,461	627,821

		2,028,007
HOUSEHOLD DURABLES — 1.64%
Garmin Ltd.	18,198	762,678
Newell Rubbermaid Inc.	40,642	1,758,986
PulteGroup Inc.	49,514	1,025,930

		3,547,594
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.13%
AES Corp./VA	102,969	1,318,003
NRG Energy Inc.	50,322	1,129,729

		2,447,732
INSURANCE — 13.39%
Alleghany Corp.[a]	2,424	1,178,379
Allied World Assurance Co. Holdings AG	14,402	608,629
American Financial Group Inc./OH	11,143	768,310
Arch Capital Group Ltd.[a,b]	18,715	1,335,502
Assurant Inc.	10,248	764,501
Assured Guaranty Ltd.	22,787	557,370
Axis Capital Holdings Ltd.	15,229	876,581
Cincinnati Financial Corp.	22,320	1,232,287
CNA Financial Corp.	4,127	163,512
Erie Indemnity Co. Class A	3,709	320,124
Everest Re Group Ltd.	6,704	1,227,636
Genworth Financial Inc. Class Aa	75,115	526,556
HCC Insurance Holdings Inc.	14,440	1,114,190
Lincoln National Corp.	38,249	2,154,184
Loews Corp.	44,935	1,712,473
Old Republic International Corp.	36,433	609,524
PartnerRe Ltd.	7,203	979,320
Principal Financial Group Inc.	41,429	2,299,724
Progressive Corp. (The)	80,691	2,461,076
Reinsurance Group of America Inc.	9,989	964,138
RenaissanceRe Holdings Ltd.	6,948	745,520
Torchmark Corp.	19,028	1,172,315
Unum Group	37,648	1,349,304
Willis Group Holdings PLC	27,058	1,257,926
WR Berkley Corp.	15,069	839,645
XL Group PLC	46,376	1,763,216

		28,981,942
IT SERVICES — 2.35%
Booz Allen Hamilton Holding Corp.	14,627	405,607
Computer Sciences Corp.	20,774	1,359,243
Western Union Co. (The)	78,117	1,581,088
Xerox Corp.	156,955	1,729,644

		5,075,582

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

LEISURE PRODUCTS — 0.55%
Mattel Inc.	51,049	$1,184,847

		1,184,847
MACHINERY — 1.00%
AGCO Corp.	12,091	665,126
Joy Global Inc.	14,732	389,072
Oshkosh Corp.	11,833	432,378
Trinity Industries Inc.	23,379	684,069

		2,170,645
MEDIA — 1.77%
Cablevision Systems Corp. Class A	33,267	938,795
Clear Channel Outdoor Holdings Inc. Class A	6,449	62,297
News Corp. Class Aa	75,557	1,112,955
TEGNA Inc.	34,231	997,149
Tribune Media Co.	14,311	722,562

		3,833,758
METALS & MINING — 2.19%
Alcoa Inc.	197,926	1,953,530
Newmont Mining Corp.	79,994	1,373,497
Reliance Steel & Aluminum Co.	11,209	679,265
Steel Dynamics Inc.	36,486	730,815

		4,737,107
MULTI-UTILITIES — 6.07%
Alliant Energy Corp.	17,047	1,048,561
Ameren Corp.	36,714	1,508,211
CenterPoint Energy Inc.	64,910	1,255,359
CMS Energy Corp.	41,764	1,430,835
DTE Energy Co.	27,112	2,181,431
MDU Resources Group Inc.	29,413	573,848
NiSource Inc.	47,965	837,469
SCANA Corp.	21,565	1,181,762
TECO Energy Inc.	35,477	784,751
WEC Energy Group Inc.	47,648	2,334,752

		13,136,979
MULTILINE RETAIL — 0.92%
Kohl’s Corp.	29,924	1,834,940
Sears Holdings Corp.[a,b]	7,607	163,931

		1,998,871
OIL, GAS & CONSUMABLE FUELS — 2.74%
Cobalt International Energy Inc.[a]	45,331	349,502
Energen Corp.	11,888	656,218
HollyFrontier Corp.	29,574	1,427,241
Murphy Oil Corp.	25,243	827,718
QEP Resources Inc.	24,689	342,683
Tesoro Corp.	19,042	1,853,548
Western Refining Inc.	10,709	472,910

		5,929,820

Security	Shares	Value

PERSONAL PRODUCTS — 0.79%
Coty Inc. Class A	10,856	$290,181
Edgewell Personal Care Co.	9,384	898,142
Herbalife Ltd.[a,b]	10,332	521,663

		1,709,986
PROFESSIONAL SERVICES — 0.81%
Dun & Bradstreet Corp. (The)	5,438	678,499
ManpowerGroup Inc.	11,804	1,068,026

		1,746,525
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.66%
American Capital Agency Corp.	53,233	1,025,268
Annaly Capital Management Inc.	142,986	1,422,711
DDR Corp.	45,217	737,037
Hospitality Properties Trust	22,766	624,244
Liberty Property Trust	22,554	767,513
National Retail Properties Inc.[b]	20,220	751,577
Senior Housing Properties Trust	35,461	612,411
Starwood Property Trust Inc.[b]	35,659	775,940
VEREIT Inc.	136,578	1,196,423

		7,913,124
ROAD & RAIL — 0.34%
Ryder System Inc.	8,044	728,143

		728,143
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.88%
Cypress Semiconductor Corp.	50,108	575,240
First Solar Inc.[a]	11,427	506,216
KLA-Tencor Corp.	24,132	1,280,203
Marvell Technology Group Ltd.	64,930	807,729
ON Semiconductor Corp.[a]	64,764	687,794
SunPower Corp.[a,b]	7,881	213,023

		4,070,205
SOFTWARE — 2.28%
CA Inc.	47,900	1,395,566
Symantec Corp.	102,890	2,339,719
Synopsys Inc.[a]	23,400	1,189,656

		4,924,941
SPECIALTY RETAIL — 2.57%
Bed Bath & Beyond Inc.[a]	25,908	1,689,979
Best Buy Co. Inc.	44,304	1,430,576
GameStop Corp. Class Ab	16,103	738,323
Michaels Companies Inc. (The)[a]	11,269	285,556
Staples Inc.	96,670	1,422,016

		5,566,450
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.00%
NCR Corp.[a]	25,576	704,363
NetApp Inc.	47,176	1,469,533

		2,173,896

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR MID-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 0.60%
Coach Inc.	41,688	$1,300,666

		1,300,666
THRIFTS & MORTGAGE FINANCE — 0.94%
Hudson City Bancorp Inc.	72,710	749,640
New York Community Bancorp Inc.[b]	67,037	1,275,714

		2,025,354
WATER UTILITIES — 0.96%
American Water Works Co. Inc.	27,128	1,408,214
Aqua America Inc.	26,718	679,706

		2,087,920

TOTAL COMMON STOCKS
(Cost: $193,257,140)		216,228,408

SHORT-TERM INVESTMENTS — 2.57%

MONEY MARKET FUNDS — 2.57%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	5,203,522	5,203,522
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	287,480	287,480
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	80,002	80,002

		5,571,004

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,571,004)		5,571,004

TOTAL INVESTMENTS IN SECURITIES — 102.47%
(Cost: $198,828,144)		221,799,412
Other Assets, Less Liabilities — (2.47)%		(5,353,769)

NET ASSETS — 100.00%		$216,445,643

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

56

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AEROSPACE & DEFENSE — 1.45%
Curtiss-Wright Corp.	21,078	$1,420,025
DigitalGlobe Inc.[a]	29,917	633,642
Esterline Technologies Corp.[a]	13,658	1,210,918

		3,264,585
AIR FREIGHT & LOGISTICS — 0.88%
Hub Group Inc. Class Aa,b	15,137	637,722
XPO Logistics Inc.[a,b]	30,828	1,336,394

		1,974,116
AUTO COMPONENTS — 0.60%
Tenneco Inc.[a,b]	27,200	1,354,832

		1,354,832
AUTOMOBILES — 0.50%
Thor Industries Inc.	20,211	1,129,391

		1,129,391
BANKS — 5.77%
Capital Bank Financial Corp. Class Aa	11,574	346,873
CVB Financial Corp.	42,899	759,741
First Citizens BancShares Inc./NC Class A	3,835	983,064
First Financial Bankshares Inc.[b]	28,445	966,561
First Horizon National Corp.	103,484	1,640,221
First Midwest Bancorp Inc./IL	34,421	646,082
Glacier Bancorp Inc.	33,495	941,210
Home BancShares Inc./AR	26,072	1,038,187
MB Financial Inc.	28,603	975,362
PrivateBancorp Inc.	31,363	1,296,547
South State Corp.	10,729	833,858
Texas Capital Bancshares Inc.[a]	20,295	1,196,187
Western Alliance Bancorp[a]	39,858	1,348,396

		12,972,289
BIOTECHNOLOGY — 1.99%
Kite Pharma Inc.[a,b]	5,379	391,430
Neurocrine Biosciences Inc.[a]	34,824	1,745,379
Portola Pharmaceuticals Inc.[a]	23,075	1,140,828
PTC Therapeutics Inc.[a,b]	10,067	515,531
TESARO Inc.[a]	11,713	679,354

		4,472,522
BUILDING PRODUCTS — 0.15%
Nortek Inc.[a]	4,130	336,967

		336,967
CAPITAL MARKETS — 2.88%
Artisan Partners Asset Management Inc.	15,237	727,567
Federated Investors Inc. Class B	42,353	1,427,719

Security	Shares	Value

Interactive Brokers Group Inc. Class A	25,927	$1,040,969
Janus Capital Group Inc.	65,603	1,074,577
Moelis & Co. Class A	5,967	178,533
Stifel Financial Corp.[a,b]	30,083	1,653,061
Virtus Investment Partners Inc.	3,084	372,732

		6,475,158
CHEMICALS — 3.12%
Cytec Industries Inc.	31,639	2,348,563
HB Fuller Co.	22,399	897,304
Minerals Technologies Inc.	15,402	997,279
PolyOne Corp.	39,532	1,354,762
Sensient Technologies Corp.	20,715	1,416,699

		7,014,607
COMMERCIAL SERVICES & SUPPLIES — 2.92%
Clean Harbors Inc.[a,b]	23,668	1,172,039
Covanta Holding Corp.	59,252	1,169,635
Deluxe Corp.	22,133	1,426,029
G&K Services Inc. Class A	8,858	580,730
MSA Safety Inc.	13,972	721,654
Steelcase Inc. Class A	39,829	710,948
UniFirst Corp./MA	6,968	772,194

		6,553,229
COMMUNICATIONS EQUIPMENT — 2.16%
Ciena Corp.[a,b]	52,995	1,348,723
Finisar Corp.[a,b]	46,098	802,566
InterDigital Inc./PA	15,997	864,958
JDS Uniphase Corp.[a]	103,814	1,151,297
Polycom Inc.[a]	59,934	682,049

		4,849,593
CONSTRUCTION & ENGINEERING — 1.09%
EMCOR Group Inc.	27,789	1,329,148
KBR Inc.	63,958	1,117,346

		2,446,494
CONSUMER FINANCE — 0.75%
Nelnet Inc. Class A	8,245	324,771
PRA Group Inc.[a]	21,420	1,361,241

		1,686,012
ELECTRICAL EQUIPMENT — 1.25%
EnerSys	19,709	1,230,827
Franklin Electric Co. Inc.	17,566	506,955
Generac Holdings Inc.[a,b]	30,661	1,075,281

		2,813,063
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.04%
Belden Inc.	18,905	1,119,743
Knowles Corp.[a,b]	39,146	745,731
Rogers Corp.[a]	8,279	463,376

		2,328,850

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2015

Security	Shares	Value

ENERGY EQUIPMENT & SERVICES — 1.01%
Bristow Group Inc.	15,457	$696,338
Exterran Holdings Inc.	30,784	763,135
Fairmount Santrol Holdings Inc.[a,b]	11,491	68,716
Forum Energy Technologies Inc.[a,b]	27,611	421,896
RPC Inc.	26,982	331,879

		2,281,964
FOOD & STAPLES RETAILING — 1.07%
Andersons Inc. (The)	11,875	442,937
Casey’s General Stores Inc.	17,164	1,754,418
Smart & Final Stores Inc.[a,b]	11,844	206,086

		2,403,441
FOOD PRODUCTS — 3.19%
B&G Foods Inc.	25,716	759,393
Darling Ingredients Inc.[a]	73,269	941,507
Dean Foods Co.	41,867	745,233
Lancaster Colony Corp.	8,618	803,284
Post Holdings Inc.[a,b]	24,312	1,306,527
Snyder’s-Lance Inc.	23,179	753,781
Tootsie Roll Industries Inc.	9,082	294,892
TreeHouse Foods Inc.[a]	19,003	1,557,486

		7,162,103
HEALTH CARE EQUIPMENT & SUPPLIES — 2.88%
CONMED Corp.	12,249	694,763
Greatbatch Inc.[a]	11,311	616,789
Hill-Rom Holdings Inc.	25,115	1,407,193
ICU Medical Inc.[a]	6,166	616,107
Integra LifeSciences Holdings Corp.[a,b]	11,253	721,655
STERIS Corp.	26,467	1,829,664
Wright Medical Group Inc.[a]	22,781	588,661

		6,474,832
HEALTH CARE PROVIDERS & SERVICES — 2.46%
Chemed Corp.	7,573	1,124,288
HealthSouth Corp.	40,546	1,852,952
Select Medical Holdings Corp.	43,050	621,211
Surgical Care Affiliates Inc.[a]	9,607	365,258
WellCare Health Plans Inc.[a,b]	19,501	1,575,681

		5,539,390
HEALTH CARE TECHNOLOGY — 0.28%
MedAssets Inc.[a]	26,761	623,531

		623,531
HOTELS, RESTAURANTS & LEISURE — 5.72%
Bloomin’ Brands Inc.	54,958	1,279,972
Boyd Gaming Corp.[a]	35,274	602,833
Brinker International Inc.	27,096	1,623,050
Cheesecake Factory Inc. (The)	20,108	1,161,036
Choice Hotels International Inc.	15,327	776,466
Churchill Downs Inc.	5,462	737,698
Cracker Barrel Old Country Store Inc.[b]	10,619	1,612,920
Diamond Resorts International Inc.[a]	21,481	673,214

Security	Shares	Value

DineEquity Inc.	7,356	$765,097
Pinnacle Entertainment Inc.[a]	24,733	952,220
SeaWorld Entertainment Inc.	30,102	521,969
Texas Roadhouse Inc.	27,935	1,100,360
Wendy’s Co. (The)	102,509	1,051,742

		12,858,577
HOUSEHOLD DURABLES — 1.31%
Helen of Troy Ltd.[a]	11,878	1,042,651
Ryland Group Inc. (The)	20,751	943,548
TRI Pointe Group Inc.[a]	65,233	965,448

		2,951,647
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.30%
Ormat Technologies Inc.	16,346	664,955

		664,955
INSURANCE — 1.74%
Argo Group International Holdings Ltd.	12,403	699,281
Enstar Group Ltd.[a]	4,838	774,032
National General Holdings Corp.	21,137	483,826
Primerica Inc.	22,906	1,036,038
RLI Corp.	16,446	908,313

		3,901,490
INTERNET & CATALOG RETAIL — 0.81%
Liberty TripAdvisor Holdings Inc. Class Aa	31,175	913,115
Shutterfly Inc.[a]	16,747	724,308
Travelport Worldwide Ltd.	13,673	174,331

		1,811,754
INTERNET SOFTWARE & SERVICES — 0.64%
j2 Global Inc.	20,300	1,429,120

		1,429,120
IT SERVICES — 2.34%
Acxiom Corp.[a]	34,703	621,531
Cardtronics Inc.[a,b]	19,913	738,175
Convergys Corp.	43,821	1,100,345
CoreLogic Inc./U.S.[a]	39,980	1,576,811
EVERTEC Inc.	29,224	549,996
NeuStar Inc. Class Aa,b	15,201	469,255
TeleTech Holdings Inc.	7,765	210,664

		5,266,777
LEISURE PRODUCTS — 0.59%
Vista Outdoor Inc.[a]	28,202	1,330,288

		1,330,288
LIFE SCIENCES TOOLS & SERVICES — 2.03%
Bio-Rad Laboratories Inc. Class Aa,b	9,170	1,382,286
Bruker Corp.[a,b]	49,423	1,040,354
Charles River Laboratories International Inc.[a]	20,991	1,629,322

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2015

Security	Shares	Value

VWR Corp.[a,b]	18,685	$500,571

		4,552,533
MACHINERY — 4.99%
Albany International Corp. Class A	12,799	476,379
Barnes Group Inc.	21,872	851,477
Greenbrier Companies Inc. (The)[b]	11,881	543,556
Hillenbrand Inc.	28,183	799,270
Hyster-Yale Materials Handling Inc.	4,758	321,974
ITT Corp.	39,536	1,502,368
Mueller Industries Inc.	25,253	817,439
Mueller Water Products Inc. Class A	71,413	637,718
Rexnord Corp.[a,b]	45,150	957,180
SPX Corp.	18,188	1,189,677
Valmont Industries Inc.	10,443	1,161,575
Watts Water Technologies Inc. Class A	12,537	695,302
Woodward Inc.	25,770	1,272,007

		11,225,922
MARINE — 0.36%
Matson Inc.	19,277	798,453

		798,453
MEDIA — 2.40%
AMC Entertainment Holdings Inc. Class A	8,632	278,382
EW Scripps Co. (The) Class A	23,562	517,657
John Wiley & Sons Inc. Class A	20,568	1,090,310
Loral Space & Communications Inc.[a,b]	5,775	365,846
Media General Inc.[a,b]	42,820	679,553
New York Times Co. (The) Class A	58,197	769,364
Nexstar Broadcasting Group Inc. Class A	13,882	796,272
Sinclair Broadcast Group Inc. Class A	31,326	909,081

		5,406,465
METALS & MINING — 2.26%
Allegheny Technologies Inc.	48,418	1,032,272
Compass Minerals International Inc.	14,925	1,194,000
Globe Specialty Metals Inc.	28,519	440,333
Kaiser Aluminum Corp.	7,703	650,518
Stillwater Mining Co.[a,b]	53,439	508,739
SunCoke Energy Inc.	28,937	355,636
TimkenSteel Corp.	16,715	311,401
Worthington Industries Inc.	21,444	580,275

		5,073,174
MULTILINE RETAIL — 0.82%
Burlington Stores Inc.[a]	33,416	1,839,217

		1,839,217
OIL, GAS & CONSUMABLE FUELS — 0.62%
Bonanza Creek Energy Inc.[a,b]	17,216	134,457
EP Energy Corp. Class Aa,b	16,704	139,812
Oasis Petroleum Inc.[a,b]	61,766	594,807
Ultra Petroleum Corp.[a,b]	67,990	528,962

		1,398,038

Security	Shares	Value

PAPER & FOREST PRODUCTS — 0.61%
Clearwater Paper Corp.[a]	8,473	$498,636
KapStone Paper and Packaging Corp.	37,570	879,138

		1,377,774
PERSONAL PRODUCTS — 0.55%
Nu Skin Enterprises Inc. Class A	26,264	1,041,368
Revlon Inc. Class Aa	5,160	185,605

		1,226,973
PHARMACEUTICALS — 1.16%
Cempra Inc.[a]	13,896	581,687
Medicines Co. (The)[a,b]	29,370	921,924
Prestige Brands Holdings Inc.[a,b]	23,187	1,104,165

		2,607,776
PROFESSIONAL SERVICES — 1.03%
Huron Consulting Group Inc.[a]	10,277	785,882
Korn/Ferry International	22,366	748,814
On Assignment Inc.[a]	20,651	791,346

		2,326,042
REAL ESTATE INVESTMENT TRUSTS (REITS) — 15.59%
Alexander’s Inc.	1,472	596,852
American Homes 4 Rent Class A	62,831	1,039,853
Chambers Street Properties[b]	105,105	779,879
Chesapeake Lodging Trust	26,460	848,572
Columbia Property Trust Inc.	55,443	1,339,503
Corporate Office Properties Trust	41,923	969,679
Cousins Properties Inc.	91,260	947,279
DiamondRock Hospitality Co.	88,982	1,122,063
DuPont Fabros Technology Inc.	29,310	883,696
EastGroup Properties Inc.	14,285	859,957
Empire State Realty Trust Inc. Class Ab	49,948	888,075
Equity One Inc.	35,602	913,903
First Industrial Realty Trust Inc.	49,105	1,028,259
Gaming and Leisure Properties Inc.	41,079	1,345,337
Healthcare Realty Trust Inc.	44,516	1,070,165
InfraREIT Inc.[a]	8,739	293,019
Kite Realty Group Trust	37,065	978,516
LTC Properties Inc.[b]	15,739	690,470
Medical Properties Trust Inc.[b]	92,614	1,266,033
Monogram Residential Trust Inc.	69,469	648,840
National Health Investors Inc.	14,827	967,462
New Residential Investment Corp.	102,122	1,602,294
New York REIT Inc.	72,087	746,821
Parkway Properties Inc./Md	37,498	672,714
Post Properties Inc.	24,200	1,377,948
Potlatch Corp.	18,056	632,141
PS Business Parks Inc.[b]	8,612	663,038
Ramco-Gershenson Properties Trust	35,141	595,289
Rayonier Inc.	56,286	1,384,636
Retail Opportunity Investments Corp.	41,613	713,663
Sabra Health Care REIT Inc.[b]	28,896	790,306
STAG Industrial Inc.	28,880	567,203
STORE Capital Corp.	22,483	472,143
Sun Communities Inc.[b]	22,348	1,553,409
Sunstone Hotel Investors Inc.	92,498	1,301,447

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2015

Security	Shares	Value

Tanger Factory Outlet Centers Inc.	42,481	$1,379,783
WP GLIMCHER Inc.	82,109	1,111,756

		35,042,003
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.29%
St. Joe Co. (The)[a,b]	39,674	644,702

		644,702
ROAD & RAIL — 0.84%
Con-way Inc.	25,559	991,434
Swift Transportation Co.[a,b]	37,655	896,942

		1,888,376
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.19%
Atmel Corp.	184,974	1,531,585
Entegris Inc.[a,b]	62,204	921,552
Microsemi Corp.[a]	42,188	1,389,673
MKS Instruments Inc.	23,675	840,462
OmniVision Technologies Inc.[a]	25,790	629,792
Rambus Inc.[a,b]	51,248	670,836
Tessera Technologies Inc.	20,777	720,131
Veeco Instruments Inc.[a,b]	17,918	463,718

		7,167,749
SOFTWARE — 2.52%
Mentor Graphics Corp.	43,813	1,143,081
Progress Software Corp.[a]	22,454	666,435
Solera Holdings Inc.	29,758	1,088,845
Take-Two Interactive Software Inc.[a]	37,512	1,184,629
Verint Systems Inc.[a]	27,193	1,583,177

		5,666,167
SPECIALTY RETAIL — 4.64%
Aaron’s Inc.	28,641	1,059,144
Abercrombie & Fitch Co. Class A	30,886	620,500
ANN INC.[a]	20,398	933,209
Asbury Automotive Group Inc.[a,b]	12,081	1,066,752
Ascena Retail Group Inc.[a]	58,570	733,296
Cabela’s Inc.[a]	21,266	944,848
Caleres Inc.	19,440	642,298
Chico’s FAS Inc.	63,572	967,566
DSW Inc. Class A	31,221	1,015,307
Express Inc.[a]	37,499	713,981
Finish Line Inc. (The) Class A	20,454	562,280
Genesco Inc.[a]	10,668	690,113
Vitamin Shoppe Inc.[a]	13,220	485,967

		10,435,261
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.62%
Diebold Inc.	28,758	979,210
Super Micro Computer Inc.[a]	15,981	426,213

		1,405,423
TEXTILES, APPAREL & LUXURY GOODS — 1.74%
Deckers Outdoor Corp.[a,b]	14,765	1,076,073
Iconix Brand Group Inc.[a]	21,174	460,111

Security	Shares	Value

Steven Madden Ltd.[a]	24,766	$1,032,247
Wolverine World Wide Inc.	45,756	1,341,566

		3,909,997
THRIFTS & MORTGAGE FINANCE — 0.88%
MGIC Investment Corp.[a]	150,521	1,666,268
Nationstar Mortgage Holdings Inc.[a,b]	17,324	321,360

		1,987,628
TOBACCO — 0.37%
Vector Group Ltd.	33,160	839,611

		839,611
TRADING COMPANIES & DISTRIBUTORS — 0.97%
Beacon Roofing Supply Inc.[a]	22,031	771,085
MRC Global Inc.[a,b]	45,342	582,645
NOW Inc.[a,b]	47,539	827,178

		2,180,908
TRANSPORTATION INFRASTRUCTURE — 0.16%
Wesco Aircraft Holdings Inc.[a]	25,146	361,851

		361,851
WATER UTILITIES — 0.29%
American States Water Co.	16,767	646,368

		646,368

TOTAL COMMON STOCKS
(Cost: $203,881,610)		224,379,988

SHORT-TERM INVESTMENTS — 15.04%

MONEY MARKET FUNDS — 15.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	31,687,723	31,687,723
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,750,656	1,750,656

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP ETF

July 31, 2015

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	368,776	$368,776

		33,807,155

TOTAL SHORT-TERM INVESTMENTS
(Cost: $33,807,155)		33,807,155

TOTAL INVESTMENTS IN SECURITIES — 114.86%
(Cost: $237,688,765)		258,187,143
Other Assets, Less Liabilities — (14.86)%		(33,399,735)

NET ASSETS — 100.00%		$224,787,408

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

61

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.14%
Astronics Corp.[a]	4,759	$295,058
HEICO Corp.	14,017	768,552
TASER International Inc.[a,b]	13,291	361,781

		1,425,391
AIR FREIGHT & LOGISTICS — 0.30%
Forward Air Corp.	7,717	374,660

		374,660
AIRLINES — 0.57%
Allegiant Travel Co.	3,336	709,667

		709,667
AUTO COMPONENTS — 0.97%
Dorman Products Inc.[a,b]	7,652	403,872
Drew Industries Inc.	6,010	352,547
Gentherm Inc.[a,b]	8,907	448,289

		1,204,708
BANKS — 0.97%
Bank of the Ozarks Inc.	17,424	768,747
Pinnacle Financial Partners Inc.	8,305	440,912

		1,209,659
BEVERAGES — 0.40%
Boston Beer Co. Inc. (The)[a]	2,266	499,698

		499,698
BIOTECHNOLOGY — 8.91%
ACADIA Pharmaceuticals Inc.[a,b]	19,642	958,726
Acorda Therapeutics Inc.[a,b]	10,656	366,140
Agios Pharmaceuticals Inc.[a,b]	2,695	296,935
Anacor Pharmaceuticals Inc.[a]	10,844	1,617,816
ARIAD Pharmaceuticals Inc.[a,b]	46,923	382,892
Celldex Therapeutics Inc.[a,b]	24,469	576,245
Cepheid[a,b]	17,792	989,057
Clovis Oncology Inc.[a,b]	8,118	685,403
Dyax Corp.[a]	36,107	888,593
Exact Sciences Corp.[a,b]	23,737	571,350
FibroGen Inc.[a]	2,115	49,174
Foundation Medicine Inc.[a,b]	2,950	59,870
Halozyme Therapeutics Inc.[a,b]	26,183	611,111
Insys Therapeutics Inc.[a]	5,072	227,834
Intrexon Corp.[a,b]	9,484	618,831
Ironwood Pharmaceuticals Inc.[a]	30,431	318,004
Ligand Pharmaceuticals Inc.[a,b]	4,440	480,675
Myriad Genetics Inc.[a,b]	17,258	588,843
Novavax Inc.[a,b]	66,445	801,327

		11,088,826

Security	Shares	Value

BUILDING PRODUCTS — 1.87%
Advanced Drainage Systems Inc.	6,165	$171,572
Apogee Enterprises Inc.	7,265	400,883
Armstrong World Industries Inc.[a]	11,240	657,540
Masonite International Corp.[a]	5,177	357,575
Simpson Manufacturing Co. Inc.	10,455	374,498
Trex Co. Inc.[a]	7,993	362,643

		2,324,711
CAPITAL MARKETS — 2.67%
Cohen & Steers Inc.	4,788	147,997
Evercore Partners Inc. Class A	9,034	531,199
Financial Engines Inc.[b]	12,902	591,686
HFF Inc. Class A	8,197	375,751
NorthStar Asset Management Group Inc./New York	48,054	880,349
Virtu Financial Inc.[a]	4,514	106,079
WisdomTree Investments Inc.	27,920	695,208

		3,328,269
CHEMICALS — 0.35%
Balchem Corp.	7,731	438,116

		438,116
COMMERCIAL SERVICES & SUPPLIES — 1.96%
Healthcare Services Group Inc.	17,764	620,141
Herman Miller Inc.	14,854	416,506
HNI Corp.	11,031	547,028
Interface Inc.	16,393	425,726
Mobile Mini Inc.	11,507	427,255

		2,436,656
COMMUNICATIONS EQUIPMENT — 1.79%
Infinera Corp.[a,b]	32,126	769,096
Plantronics Inc.	9,732	565,235
Ubiquiti Networks Inc.	6,597	212,555
ViaSat Inc.[a,b]	10,902	675,924

		2,222,810
CONSTRUCTION & ENGINEERING — 0.45%
Dycom Industries Inc.[a]	8,472	559,660

		559,660
CONSUMER FINANCE — 0.23%
First Cash Financial Services Inc.[a]	7,015	285,300

		285,300
DISTRIBUTORS — 0.91%
Core-Mark Holding Co. Inc.	5,766	366,544
Pool Corp.	10,816	761,663

		1,128,207
DIVERSIFIED CONSUMER SERVICES — 1.46%
Bright Horizons Family Solutions Inc.[a]	8,605	518,365

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

Grand Canyon Education Inc.[a,b]	11,703	$508,261
LifeLock Inc.[a,b]	19,133	151,533
Sotheby’s	15,333	641,380

		1,819,539
DIVERSIFIED FINANCIAL SERVICES — 0.76%
MarketAxess Holdings Inc.	9,252	904,845
On Deck Capital Inc.[a,b]	2,751	36,781

		941,626
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.37%
Cogent Communications Holdings Inc.	10,552	335,448
Globalstar Inc.[a,b]	61,345	126,984

		462,432
ELECTRICAL EQUIPMENT — 0.54%
Polypore International Inc.[a]	11,092	666,851

		666,851
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.97%
Cognex Corp.	21,598	977,741
FEI Co.	10,302	885,663
InvenSense Inc.[a,b]	18,810	246,411
Littelfuse Inc.	5,599	515,108
Methode Electronics Inc.	9,582	257,085
OSI Systems Inc.[a]	4,635	325,284
Universal Display Corp.[a,b]	10,139	483,732

		3,691,024
ENERGY EQUIPMENT & SERVICES — 0.91%
Dril-Quip Inc.[a]	9,659	564,182
SEACOR Holdings Inc.[a]	4,316	272,642
U.S. Silica Holdings Inc.[b]	13,277	298,998

		1,135,822
FOOD & STAPLES RETAILING — 1.12%
Fresh Market Inc. (The)[a,b]	11,015	335,957
PriceSmart Inc.	5,015	486,004
United Natural Foods Inc.[a]	12,447	566,712

		1,388,673
FOOD PRODUCTS — 0.35%
J&J Snack Foods Corp.	3,710	439,116

		439,116
HEALTH CARE EQUIPMENT & SUPPLIES — 6.04%
Abaxis Inc.	5,312	265,919
ABIOMED Inc.[a,b]	9,313	721,385
Cantel Medical Corp.	8,758	480,639
Cyberonics Inc.[a]	6,449	395,969
Globus Medical Inc. Class Aa,b	16,402	460,240
Haemonetics Corp.[a]	12,844	513,888
HeartWare International Inc.[a,b]	4,086	370,641
Insulet Corp.[a]	14,127	478,764
Masimo Corp.[a]	11,828	492,991

Security	Shares	Value

Neogen Corp.[a]	9,185	$534,475
NuVasive Inc.[a]	11,987	659,405
Thoratec Corp.[a]	13,437	850,428
Tornier NVa	8,940	222,517
West Pharmaceutical Services Inc.	17,835	1,067,781

		7,515,042
HEALTH CARE PROVIDERS & SERVICES — 2.53%
Adeptus Health Inc. Class Aa	1,773	194,835
Air Methods Corp.[a,b]	8,944	352,304
AmSurg Corp.[a,b]	12,002	861,024
Diplomat Pharmacy Inc.[a,b]	8,546	394,654
ExamWorks Group Inc.[a]	8,749	306,915
HealthEquity Inc.[a]	8,462	284,831
Molina Healthcare Inc.[a]	9,995	753,923

		3,148,486
HEALTH CARE TECHNOLOGY — 1.60%
Allscripts Healthcare Solutions Inc.[a]	42,154	609,547
HMS Holdings Corp.[a,b]	22,081	254,373
Inovalon Holdings Inc.[a,b]	5,566	134,474
Medidata Solutions Inc.[a]	13,704	737,275
Veeva Systems Inc.[a,b]	9,403	253,129

		1,988,798
HOTELS, RESTAURANTS & LEISURE — 5.08%
Belmond Ltd.[a]	21,287	257,786
Buffalo Wild Wings Inc.[a,b]	4,710	921,182
ClubCorp Holdings Inc.	13,458	313,840
Fiesta Restaurant Group Inc.[a]	6,681	388,366
Interval Leisure Group Inc.	9,905	211,175
Jack in the Box Inc.	9,267	880,365
Krispy Kreme Doughnuts Inc.[a]	16,148	300,999
La Quinta Holdings Inc.[a]	22,453	476,453
Marriott Vacations Worldwide Corp.	6,859	573,412
Papa John’s International Inc.	7,316	552,797
Shake Shack Inc. Class Aa,b	1,290	87,784
Sonic Corp.	12,311	365,883
Vail Resorts Inc.	9,010	988,307

		6,318,349
HOUSEHOLD DURABLES — 1.18%
La-Z-Boy Inc.	12,764	324,206
Tempur Sealy International Inc.[a]	15,128	1,142,920

		1,467,126
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.64%
NRG Yield Inc. Class Ab	8,515	167,831
NRG Yield Inc. Class C	14,709	283,737
Pattern Energy Group Inc.	14,045	343,119

		794,687
INTERNET & CATALOG RETAIL — 0.68%
Etsy Inc.[a,b]	4,238	88,320
HSN Inc.	8,084	594,255
Wayfair Inc. Class Aa,b	2,715	101,297

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

zulily Inc. Class Aa,b	4,730	$62,483

		846,355
INTERNET SOFTWARE & SERVICES — 5.28%
Bankrate Inc.[a]	14,690	133,973
Box Inc. Class Aa,b	3,368	54,999
Cimpress NVa	7,578	489,008
comScore Inc.[a,b]	8,395	491,108
Cornerstone OnDemand Inc.[a]	12,041	434,198
Dealertrack Technologies Inc.[a]	11,164	692,949
Demandware Inc.[a,b]	8,167	617,099
Endurance International Group Holdings Inc.[a,b]	14,186	286,699
Envestnet Inc.[a]	8,785	397,873
GoDaddy Inc. Class Aa	5,843	166,175
Gogo Inc.[a]	13,425	244,738
GrubHub Inc.[a,b]	4,635	146,976
HomeAway Inc.[a,b]	21,885	657,425
LogMeIn Inc.[a]	6,112	449,721
Marketo Inc.[a,b]	7,291	221,719
New Relic Inc.[a]	1,314	45,727
Shutterstock Inc.[a,b]	3,944	210,728
TrueCar Inc.[a,b]	4,055	26,439
WebMD Health Corp.[a,b]	8,941	389,649
Yelp Inc.[a,b]	15,812	417,437

		6,574,640
IT SERVICES — 2.25%
Blackhawk Network Holdings Inc.[a]	13,361	613,671
EPAM Systems Inc.[a]	5,944	440,510
Euronet Worldwide Inc.[a,b]	12,219	837,001
Heartland Payment Systems Inc.	9,099	566,868
Syntel Inc.[a,b]	7,714	337,024

		2,795,074
LIFE SCIENCES TOOLS & SERVICES — 1.87%
Bio-Techne Corp.	9,211	1,007,499
INC Research Holdings Inc.[a,b]	3,782	189,214
PAREXEL International Corp.[a,b]	13,678	943,235
PRA Health Sciences Inc.[a,b]	4,468	187,611

		2,327,559
MACHINERY — 3.11%
Chart Industries Inc.[a]	7,634	208,408
CLARCOR Inc.	12,437	748,334
EnPro Industries Inc.	5,680	287,862
Manitowoc Co. Inc. (The)	33,757	596,486
Proto Labs Inc.[a,b]	5,661	426,670
RBC Bearings Inc.[a]	5,828	394,847
Tennant Co.	4,582	274,050
Toro Co. (The)	13,645	932,363

		3,869,020
MEDIA — 0.69%
DreamWorks Animation SKG Inc. Class Aa,b	18,140	437,355
Morningstar Inc.	4,958	422,372

		859,727

Security	Shares	Value

METALS & MINING — 0.38%
Carpenter Technology Corp.	12,503	$469,363

		469,363
OIL, GAS & CONSUMABLE FUELS — 2.75%
Carrizo Oil & Gas Inc.[a]	11,741	447,684
Eclipse Resources Corp.[a,b]	10,759	41,422
Kosmos Energy Ltd.[a]	27,151	195,487
Laredo Petroleum Inc.[a,b]	30,955	265,284
Matador Resources Co.[a,b]	19,508	429,761
Parsley Energy Inc. Class Aa,b	14,775	213,647
PDC Energy Inc.[a]	9,938	466,589
Rice Energy Inc.[a,b]	16,173	291,923
RSP Permian Inc.[a,b]	11,918	295,567
SemGroup Corp. Class A	10,884	773,744

		3,421,108
PERSONAL PRODUCTS — 0.16%
USANA Health Sciences Inc.[a,b]	1,561	194,579

		194,579
PHARMACEUTICALS — 2.15%
Depomed Inc.[a,b]	14,871	468,436
Impax Laboratories Inc.[a,b]	16,530	801,044
Lannett Co. Inc.[a,b]	6,681	398,188
Nektar Therapeutics[a,b]	32,743	412,889
Pacira Pharmaceuticals Inc./DEa,b	9,048	600,968

		2,681,525
PROFESSIONAL SERVICES — 1.50%
Advisory Board Co. (The)[a]	10,518	630,028
CEB Inc.	8,294	634,657
TriNet Group Inc.[a]	6,861	184,424
WageWorks Inc.[a]	8,277	413,436

		1,862,545
REAL ESTATE INVESTMENT TRUSTS (REITS) — 8.16%
Acadia Realty Trust	17,102	546,922
American Assets Trust Inc.	8,598	357,849
Associated Estates Realty Corp.	14,361	412,879
CubeSmart	41,236	1,078,734
CyrusOne Inc.	16,056	493,561
DCT Industrial Trust Inc.	21,874	760,340
Education Realty Trust Inc.	12,045	381,104
FelCor Lodging Trust Inc.[b]	31,765	297,320
Gramercy Property Trust Inc.	14,268	348,995
Healthcare Trust of America Inc. Class A	31,032	779,834
Hersha Hospitality Trust	12,224	331,515
Hudson Pacific Properties Inc.	18,048	555,517
Pebblebrook Hotel Trust[b]	17,811	724,908
Ryman Hospitality Properties Inc.[b]	12,703	726,358
Sovran Self Storage Inc.	8,894	846,798
Strategic Hotels & Resorts Inc.[a]	68,260	933,114
Xenia Hotels & Resorts Inc.	27,746	575,175

		10,150,923

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP GROWTH ETF

July 31, 2015

Security	Shares	Value

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.77%
Alexander & Baldwin Inc.	11,312	$427,028
Kennedy-Wilson Holdings Inc.	21,050	532,986

		960,014
ROAD & RAIL — 1.21%
Heartland Express Inc.	13,779	293,906
Knight Transportation Inc.	15,309	413,955
Landstar System Inc.	11,013	793,267

		1,501,128
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.94%
Cavium Inc.[a,b]	13,712	929,674
Cirrus Logic Inc.[a]	15,732	519,313
Cree Inc.[a,b]	27,057	666,955
Integrated Device Technology Inc.[a]	36,786	702,981
M/A-COM Technology Solutions Holdings Inc.[a]	4,879	164,471
Monolithic Power Systems Inc.	9,138	472,526
Power Integrations Inc.	7,321	283,762
Silicon Laboratories Inc.[a,b]	9,884	444,681
Synaptics Inc.[a,b]	9,132	724,898

		4,909,261
SOFTWARE — 10.56%
ACI Worldwide Inc.[a]	28,997	686,359
Aspen Technology Inc.[a]	21,870	970,591
Barracuda Networks Inc.[a,b]	2,676	73,429
Blackbaud Inc.	11,644	712,147
CommVault Systems Inc.[a]	10,587	396,695
Ellie Mae Inc.[a]	6,928	543,502
Fair Isaac Corp.	7,712	699,401
FleetMatics Group PLC[a]	9,481	453,855
Guidewire Software Inc.[a]	17,394	1,027,116
Imperva Inc.[a]	6,375	418,838
Infoblox Inc.[a]	12,982	305,077
Manhattan Associates Inc.[a]	18,288	1,185,428
MicroStrategy Inc. Class Aa	2,254	459,478
NetScout Systems Inc.[a]	23,283	928,526
Paycom Software Inc.[a]	6,128	196,096
Paylocity Holding Corp.[a,b]	3,700	132,904
Pegasystems Inc.	8,967	242,916
Proofpoint Inc.[a,b]	8,720	564,184
Qlik Technologies Inc.[a]	22,646	916,257
Qualys Inc.[a,b]	5,177	191,342
RealPage Inc.[a]	13,121	251,923
SolarWinds Inc.[a]	16,481	657,427
Synchronoss Technologies Inc.[a]	9,151	437,418
Zendesk Inc.[a,b]	13,298	274,338
Zynga Inc. Class Aa,b	167,186	414,621

		13,139,868
SPECIALTY RETAIL — 2.64%
Five Below Inc.[a,b]	13,510	498,114
Lithia Motors Inc. Class A	5,682	680,078
Mattress Firm Holding Corp.[a,b]	3,869	239,298
Monro Muffler Brake Inc.	7,911	500,371
Party City Holdco Inc.[a]	5,562	114,688
Restoration Hardware Holdings Inc.[a,b]	9,013	914,459

Security	Shares	Value

Select Comfort Corp.[a,b]	13,019	$339,015

		3,286,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.06%
3D Systems Corp.[a,b]	26,077	343,173
Cray Inc.[a,b]	10,162	263,602
Electronics For Imaging Inc.[a,b]	11,657	532,725
Nimble Storage Inc.[a,b]	6,604	182,403

		1,321,903
TEXTILES, APPAREL & LUXURY GOODS — 1.03%
G-III Apparel Group Ltd.[a]	9,496	685,896
Oxford Industries Inc.	3,632	304,834
Tumi Holdings Inc.[a,b]	14,868	286,209

		1,276,939
THRIFTS & MORTGAGE FINANCE — 0.68%
BofI Holding Inc.[a]	3,366	413,513
Essent Group Ltd.[a]	14,710	430,562

		844,075

TOTAL COMMON STOCKS
(Cost: $105,521,639)		124,305,538

SHORT-TERM INVESTMENTS — 25.35%

MONEY MARKET FUNDS — 25.35%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	29,783,556	29,783,556
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,645,456	1,645,456
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	112,238	112,238

		31,541,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,541,250)		31,541,250

TOTAL INVESTMENTS IN SECURITIES — 125.26%
(Cost: $137,062,889)		155,846,788
Other Assets, Less Liabilities — (25.26)%		(31,428,929)

NET ASSETS — 100.00%		$124,417,859

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

65

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.09%

AEROSPACE & DEFENSE — 1.75%
Cubic Corp.	19,128	$848,709
KLX Inc.[a]	46,249	1,816,661
Moog Inc. Class Aa	33,921	2,267,958
Triumph Group Inc.	43,159	2,324,112

		7,257,440
AIRLINES — 0.09%
Virgin America Inc.[a]	11,816	393,946

		393,946
AUTO COMPONENTS — 1.42%
American Axle & Manufacturing Holdings Inc.[a,b]	66,282	1,324,315
Cooper Tire & Rubber Co.	47,895	1,577,182
Dana Holding Corp.	142,822	2,650,776
Federal-Mogul Holdings Corp.[a,b]	28,361	317,643

		5,869,916
BANKS — 14.32%
Associated Banc-Corp.	133,533	2,631,935
BancorpSouth Inc.	75,323	1,903,412
Bank of Hawaii Corp.	38,190	2,576,679
BankUnited Inc.	90,491	3,304,731
Cathay General Bancorp	65,120	2,091,003
Columbia Banking System Inc.	46,900	1,537,851
Community Bank System Inc.	35,646	1,362,747
First Interstate BancSystem Inc.	17,630	488,880
First Niagara Financial Group Inc.	308,328	2,993,865
FirstMerit Corp.	145,134	2,719,811
FNB Corp./PA	152,658	2,105,154
Fulton Financial Corp.	154,852	2,006,882
Great Western Bancorp Inc.	33,439	878,108
Hancock Holding Co.	68,268	1,994,791
Hilltop Holdings Inc.[a]	66,635	1,402,667
IBERIABANK Corp.	29,409	1,898,351
International Bancshares Corp.	50,521	1,360,531
National Penn Bancshares Inc.	122,499	1,313,189
Old National Bancorp/IN	93,077	1,339,378
Park National Corp.	11,189	980,156
Popular Inc.[a]	90,558	2,772,886
Simmons First National Corp. Class A	13,634	619,665
Synovus Financial Corp.	116,550	3,673,656
TCF Financial Corp.	147,930	2,434,928
Trustmark Corp.	59,061	1,419,826
UMB Financial Corp.	35,772	1,961,021
United Bankshares Inc./WV	55,968	2,268,383
Valley National Bancorp	193,631	1,920,820
Webster Financial Corp.	79,442	3,071,228
Wintrust Financial Corp.	41,540	2,239,837

		59,272,371

Security	Shares	Value

BIOTECHNOLOGY — 0.45%
Chimerix Inc.[a,b]	34,397	$1,848,495

		1,848,495
CAPITAL MARKETS — 0.52%
BGC Partners Inc. Class A	168,447	1,659,203
KCG Holdings Inc. Class Aa,b	45,010	478,006

		2,137,209
CHEMICALS — 1.87%
Axiall Corp.	61,548	1,811,358
Cabot Corp.	55,627	1,956,958
Chemtura Corp.[a]	58,931	1,616,477
Kronos Worldwide Inc.	18,676	183,772
Olin Corp.	68,016	1,563,688
Tronox Ltd. Class A	54,293	596,137

		7,728,390
COMMERCIAL SERVICES & SUPPLIES — 2.65%
ABM Industries Inc.	45,864	1,511,677
Brady Corp. Class A	41,842	984,124
Essendant Inc.	33,536	1,234,795
Matthews International Corp. Class A	25,948	1,397,300
RR Donnelley & Sons Co.	182,540	3,203,577
Tetra Tech Inc.	52,687	1,403,582
West Corp.	43,296	1,249,090

		10,984,145
CONSTRUCTION & ENGINEERING — 0.52%
Granite Construction Inc.	31,845	1,083,367
MasTec Inc.[a,b]	58,018	1,069,272

		2,152,639
CONTAINERS & PACKAGING — 0.70%
Greif Inc. Class A	29,776	922,758
Silgan Holdings Inc.	36,598	1,956,895

		2,879,653
DIVERSIFIED CONSUMER SERVICES — 1.26%
Apollo Education Group Inc.[a]	84,364	1,080,703
DeVry Education Group Inc.	50,323	1,528,813
Houghton Mifflin Harcourt Co.[a]	99,767	2,606,911

		5,216,427
DIVERSIFIED FINANCIAL SERVICES — 0.26%
PHH Corp.[a]	43,492	1,085,560

		1,085,560
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.10%
Windstream Holdings Inc.[b]	88,597	429,696

		429,696

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

ELECTRIC UTILITIES — 4.71%
ALLETE Inc.	39,319	$1,898,714
Cleco Corp.	52,937	2,881,361
El Paso Electric Co.	35,447	1,291,334
Hawaiian Electric Industries Inc.	94,026	2,816,079
IDACORP Inc.	44,075	2,737,498
MGE Energy Inc.	30,335	1,203,693
PNM Resources Inc.	69,509	1,833,647
Portland General Electric Co.	68,609	2,470,610
UIL Holdings Corp.	49,858	2,390,193

		19,523,129
ELECTRICAL EQUIPMENT — 1.21%
BWX Technologies Inc.	93,713	2,301,591
Regal Beloit Corp.	39,227	2,723,531

		5,025,122
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.21%
Anixter International Inc.[a]	24,001	1,589,106
AVX Corp.	41,270	555,907
Benchmark Electronics Inc.[a]	45,984	1,014,407
Coherent Inc.[a]	20,839	1,207,620
Itron Inc.[a,b]	33,686	1,085,700
Plexus Corp.[a]	29,409	1,121,659
Sanmina Corp.[a]	72,497	1,600,009
SYNNEX Corp.	24,594	1,860,044
Tech Data Corp.[a,b]	32,214	1,879,043
Vishay Intertechnology Inc.	118,699	1,362,664

		13,276,159
ENERGY EQUIPMENT & SERVICES — 2.10%
Atwood Oceanics Inc.	52,583	1,093,726
C&J Energy Services Ltd.[a]	39,556	381,715
Frank’s International NV	29,775	482,057
Helix Energy Solutions Group Inc.[a]	86,504	724,039
McDermott International Inc.[a,b]	208,785	918,654
Oil States International Inc.[a]	45,105	1,358,112
Patterson-UTI Energy Inc.	129,559	2,135,780
Tidewater Inc.[b]	41,171	804,070
Unit Corp.[a,b]	41,136	811,613

		8,709,766
FOOD & STAPLES RETAILING — 0.40%
SUPERVALU Inc.[a]	181,408	1,672,582

		1,672,582
FOOD PRODUCTS — 0.93%
Cal-Maine Foods Inc.	26,273	1,422,946
Fresh Del Monte Produce Inc.[b]	29,363	1,160,426
Sanderson Farms Inc.[b]	17,448	1,256,430

		3,839,802
GAS UTILITIES — 3.90%
Laclede Group Inc. (The)[b]	37,963	2,054,178
New Jersey Resources Corp.	74,982	2,166,980
Northwest Natural Gas Co.	23,957	1,037,098

Security	Shares	Value

ONE Gas Inc.	46,091	$2,075,478
Piedmont Natural Gas Co. Inc.	69,165	2,628,961
South Jersey Industries Inc.	59,608	1,444,898
Southwest Gas Corp.	41,032	2,311,743
WGL Holdings Inc.	43,553	2,434,613

		16,153,949
HEALTH CARE EQUIPMENT & SUPPLIES — 1.22%
Alere Inc.[a]	70,022	3,403,769
Halyard Health Inc.[a,b]	40,821	1,663,048

		5,066,817
HEALTH CARE PROVIDERS & SERVICES — 1.96%
Kindred Healthcare Inc.	72,953	1,505,020
LifePoint Health Inc.[a]	38,772	3,212,648
Magellan Health Inc.[a]	23,889	1,447,435
Owens & Minor Inc.	55,340	1,945,754

		8,110,857
HOTELS, RESTAURANTS & LEISURE — 0.25%
Caesars Entertainment Corp.[a,b]	37,508	195,417
International Speedway Corp. Class A	24,554	841,465

		1,036,882
HOUSEHOLD DURABLES — 1.95%
KB Home[b]	79,604	1,272,072
MDC Holdings Inc.	34,252	1,022,765
Meritage Homes Corp.[a,b]	32,901	1,483,835
Standard Pacific Corp.[a]	130,054	1,169,185
Taylor Morrison Home Corp. Class Aa,b	28,953	557,345
Tupperware Brands Corp.	43,644	2,551,865

		8,057,067
HOUSEHOLD PRODUCTS — 0.33%
HRG Group Inc.[a]	94,980	1,353,465

		1,353,465
INSURANCE — 9.66%
American Equity Investment Life Holding Co.	67,542	1,995,191
American National Insurance Co.	7,569	809,505
Aspen Insurance Holdings Ltd.	53,950	2,594,455
CNO Financial Group Inc.	172,341	3,074,563
Endurance Specialty Holdings Ltd.[b]	37,632	2,615,048
FBL Financial Group Inc. Class A	9,135	520,786
Fidelity & Guaranty Life	9,899	257,671
First American Financial Corp.	94,842	3,848,688
Hanover Insurance Group Inc. (The)	38,695	3,128,491
Horace Mann Educators Corp.	35,976	1,267,794
Kemper Corp.	43,187	1,672,201
MBIA Inc.[a]	135,719	807,528
Mercury General Corp.	24,391	1,376,872
Montpelier Re Holdings Ltd.	32,550	1,388,257
OneBeacon Insurance Group Ltd. Class A	20,255	293,698
ProAssurance Corp.	48,186	2,326,902
Selective Insurance Group Inc.	49,695	1,531,103
StanCorp Financial Group Inc.	36,928	4,210,531
Symetra Financial Corp.	83,432	2,089,137

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

Third Point Reinsurance Ltd.[a,b]	50,680	$753,105
Validus Holdings Ltd.	74,011	3,430,410

		39,991,936
IT SERVICES — 1.41%
CACI International Inc. Class Aa	21,204	1,741,485
Leidos Holdings Inc.	54,743	2,233,514
Science Applications International Corp.	34,704	1,862,911

		5,837,910
MACHINERY — 3.37%
Actuant Corp. Class A	52,086	1,201,103
Crane Co.	42,676	2,270,363
Harsco Corp.	70,181	964,287
Kennametal Inc.	69,439	2,200,522
Meritor Inc.[a]	86,344	1,215,723
Navistar International Corp.[a,b]	58,457	1,025,336
Terex Corp.	92,098	2,040,892
Timken Co. (The)	63,586	2,122,501
TriMas Corp.[a,b]	39,637	931,469

		13,972,196
MEDIA — 2.20%
Meredith Corp.	32,078	1,537,178
Regal Entertainment Group Class Ab	69,636	1,434,502
Scholastic Corp.	23,512	1,013,132
Starz Series Aa,b	74,011	2,993,745
Time Inc.	95,960	2,141,827

		9,120,384
METALS & MINING — 1.08%
Century Aluminum Co.[a]	44,468	414,442
Commercial Metals Co.	101,543	1,564,777
U.S. Steel Corp.	127,553	2,483,457

		4,462,676
MULTI-UTILITIES — 2.07%
Avista Corp.	50,259	1,659,552
Black Hills Corp.	39,324	1,638,238
NorthWestern Corp.	41,211	2,218,800
Vectren Corp.	72,313	3,044,378

		8,560,968
MULTILINE RETAIL — 1.02%
Big Lots Inc.	47,264	2,040,859
JC Penney Co. Inc.[a,b]	267,570	2,204,777

		4,245,636
OIL, GAS & CONSUMABLE FUELS — 2.95%
California Resources Corp.	270,040	1,142,269
CVR Energy Inc.	13,763	526,160
Delek U.S. Holdings Inc.	44,793	1,597,766
Denbury Resources Inc.	311,819	1,228,567
Green Plains Inc.	30,249	679,090
PBF Energy Inc.	75,146	2,372,359
Peabody Energy Corp.[b]	245,405	294,486

Security	Shares	Value

World Fuel Services Corp.	63,176	$2,568,104
WPX Energy Inc.[a]	205,808	1,790,530

		12,199,331
PAPER & FOREST PRODUCTS — 1.73%
Boise Cascade Co.[a,b]	34,576	1,147,232
Domtar Corp.	56,073	2,279,928
Louisiana-Pacific Corp.[a,b]	124,897	1,840,982
Resolute Forest Products Inc.[a]	83,396	823,952
Schweitzer-Mauduit International Inc.	26,704	1,060,149

		7,152,243
PERSONAL PRODUCTS — 0.52%
Avon Products Inc.	381,229	2,161,568

		2,161,568
PHARMACEUTICALS — 0.97%
Catalent Inc.[a]	85,940	2,928,835
Theravance Inc.[b]	70,634	1,082,113

		4,010,948
PROFESSIONAL SERVICES — 0.36%
FTI Consulting Inc.[a]	36,365	1,488,056

		1,488,056
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.65%
Blackstone Mortgage Trust Inc. Class Ab	80,345	2,343,664
Brandywine Realty Trust	157,590	2,170,014
CBL & Associates Properties Inc.	149,316	2,439,823
Chimera Investment Corp.	180,009	2,561,528
Colony Capital Inc.[b]	98,348	2,234,467
CYS Investments Inc.	138,530	1,074,993
EPR Properties[b]	50,056	2,859,199
Equity Commonwealth[a]	113,541	2,974,774
GEO Group Inc. (The)	65,344	2,466,736
Government Properties Income Trust[b]	59,286	1,023,869
Hatteras Financial Corp.	84,623	1,375,970
Invesco Mortgage Capital Inc.	108,020	1,556,568
Ladder Capital Corp.	18,547	291,373
Lexington Realty Trust	186,300	1,602,180
Mack-Cali Realty Corp.	73,236	1,526,238
MFA Financial Inc.	324,343	2,442,303
Outfront Media Inc.	120,249	3,021,857
Paramount Group Inc.[b]	126,227	2,255,677
Pennsylvania REIT	60,435	1,324,735
PennyMac Mortgage Investment Trust[c]	53,341	947,336
Piedmont Office Realty Trust Inc. Class A	135,144	2,460,972
Redwood Trust Inc.[b]	73,755	1,143,203
Retail Properties of America Inc. Class A	207,572	3,022,248
Select Income REIT[b]	33,510	672,546
Two Harbors Investment Corp.	320,775	3,278,321
Urban Edge Properties	79,758	1,712,404
Washington REIT	59,788	1,604,710

		52,387,708

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® MORNINGSTAR SMALL-CAP VALUE ETF

July 31, 2015

Security	Shares	Value

ROAD & RAIL — 0.27%
Werner Enterprises Inc.	39,037	$1,102,405

		1,102,405
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.75%
Advanced Micro Devices Inc.[a,b]	551,303	1,064,015
Amkor Technology Inc.[a]	100,115	441,507
Diodes Inc.[a]	32,532	721,885
Fairchild Semiconductor International Inc.[a]	101,776	1,532,747
Intersil Corp. Class A	115,269	1,282,944
PMC-Sierra Inc.[a]	173,067	1,178,586
Semtech Corp.[a,b]	58,121	1,022,348

		7,244,032
SOFTWARE — 0.21%
Rovi Corp.[a,b]	77,411	850,747

		850,747
SPECIALTY RETAIL — 4.34%
American Eagle Outfitters Inc.	153,974	2,733,038
Barnes & Noble Inc.[a]	39,593	1,040,900
Buckle Inc. (The)[b]	24,825	1,098,010
CST Brands Inc.	67,459	2,555,347
Group 1 Automotive Inc.	18,733	1,816,539
Guess? Inc.[b]	56,233	1,230,940
Men’s Wearhouse Inc. (The)	40,203	2,392,883
Murphy USA Inc.[a]	37,288	2,041,891
Outerwall Inc.	16,133	1,142,539
Rent-A-Center Inc./TX	46,372	1,242,306
Sonic Automotive Inc. Class A	29,007	675,573

		17,969,966
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.44%
Lexmark International Inc. Class A	53,743	1,826,725

		1,826,725
THRIFTS & MORTGAGE FINANCE — 2.42%
Astoria Financial Corp.	77,928	1,178,271
Capitol Federal Financial Inc.	113,137	1,359,907
EverBank Financial Corp.	69,510	1,386,029
Northwest Bancshares Inc.	82,764	1,050,275
Radian Group Inc.	167,510	3,092,235
Washington Federal Inc.	83,124	1,935,127

		10,001,844
TRADING COMPANIES & DISTRIBUTORS — 1.85%
Aircastle Ltd.	54,662	1,315,714
Applied Industrial Technologies Inc.	35,112	1,356,377
GATX Corp.	38,474	2,040,661
TAL International Group Inc.	29,263	579,407
WESCO International Inc.[a,b]	38,730	2,376,473

		7,668,632

Security	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.74%
Leap Wireless International Inc.	41,720	$105,134
Telephone & Data Systems Inc.	86,109	2,532,466
U.S. Cellular Corp.[a]	11,835	440,499

		3,078,099

TOTAL COMMON STOCKS
(Cost: $391,123,206)		414,415,494

SHORT-TERM INVESTMENTS — 7.49%

MONEY MARKET FUNDS — 7.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	28,851,765	28,851,765
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,593,977	1,593,977
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	547,740	547,740

		30,993,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,993,482)		30,993,482

TOTAL INVESTMENTS IN SECURITIES — 107.58%
(Cost: $422,116,688)		445,408,976

SHORT POSITIONS[f] — (0.08)%

COMMON STOCKS — (0.08)%
Barnes & Noble Education Inc.[a]	(25,022)	(346,901)

TOTAL SHORT POSITIONS
(Proceeds: $346,901)		(346,901)
Other Assets, Less Liabilities — (7.50)%		(31,042,514)

NET ASSETS — 100.00%		$414,019,561

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.
[f]	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

69

Schedule of Investments (Unaudited)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.90%

AEROSPACE & DEFENSE — 0.01%
American Science & Engineering Inc.	475	$21,228

		21,228
AIR FREIGHT & LOGISTICS — 1.18%
CH Robinson Worldwide Inc.	8,655	607,148
Echo Global Logistics Inc.[a]	1,443	46,609
Expeditors International of Washington Inc.	11,283	528,834
United Parcel Service Inc. Class B	41,403	4,238,011

		5,420,602
AIRLINES — 0.08%
Southwest Airlines Co.	10,043	363,557

		363,557
AUTO COMPONENTS — 0.65%
Autoliv Inc.	5,218	548,934
BorgWarner Inc.	13,412	666,710
Johnson Controls Inc.	38,770	1,766,361

		2,982,005
AUTOMOBILES — 0.48%
Harley-Davidson Inc.	12,533	730,674
Tesla Motors Inc.[a,b]	5,568	1,481,923

		2,212,597
BANKS — 2.55%
Bank of Hawaii Corp.[b]	2,596	175,152
Cathay General Bancorp	4,455	143,050
CIT Group Inc.	10,355	487,099
Comerica Inc.	10,494	497,731
Heartland Financial USA Inc.	1,026	38,660
International Bancshares Corp.	3,421	92,128
KeyCorp	50,656	751,735
M&T Bank Corp.	7,075	927,886
Old National Bancorp/IN	7,334	105,536
People’s United Financial Inc.	18,216	296,374
PNC Financial Services Group Inc. (The)[c]	30,694	3,013,537
Popular Inc.[a]	6,118	187,333
U.S. Bancorp	105,033	4,748,542
Umpqua Holdings Corp.	13,126	232,855

		11,697,618
BEVERAGES — 2.19%
Coca-Cola Enterprises Inc.	13,183	673,388
Dr. Pepper Snapple Group Inc.	11,420	916,112
PepsiCo Inc.	87,403	8,421,279

		10,010,779

Security	Shares	Value

BIOTECHNOLOGY — 5.72%
Amgen Inc.	44,745	$7,901,520
Biogen Inc.[a]	13,834	4,410,003
BioMarin Pharmaceutical Inc.[a]	9,398	1,374,645
Cepheid[a,b]	4,248	236,146
Gilead Sciences Inc.	87,815	10,349,876
Vertex Pharmaceuticals Inc.[a]	14,282	1,928,070

		26,200,260
BUILDING PRODUCTS — 0.26%
AO Smith Corp.	4,518	324,483
Builders FirstSource Inc.[a]	2,953	44,413
Masco Corp.	20,564	542,684
Owens Corning	6,581	295,158

		1,206,738
CAPITAL MARKETS — 3.51%
Ameriprise Financial Inc.	10,777	1,354,346
Bank of New York Mellon Corp. (The)	65,695	2,851,163
BlackRock Inc.[c]	7,320	2,461,862
Charles Schwab Corp. (The)	69,637	2,428,938
Franklin Resources Inc.	23,883	1,087,871
Invesco Ltd.	25,388	979,977
Legg Mason Inc.	5,967	294,412
Northern Trust Corp.	13,117	1,003,319
State Street Corp.	24,320	1,861,939
T Rowe Price Group Inc.	15,409	1,188,496
TD Ameritrade Holding Corp.	16,078	590,545

		16,102,868
CHEMICALS — 2.23%
Air Products & Chemicals Inc.	12,012	1,711,830
Albemarle Corp.	6,656	360,755
Ecolab Inc.	15,889	1,840,105
HB Fuller Co.	3,023	121,102
International Flavors & Fragrances Inc.	4,790	553,676
Minerals Technologies Inc.	2,031	131,507
Mosaic Co. (The)	19,594	841,367
Praxair Inc.	17,056	1,946,772
Sherwin-Williams Co. (The)	4,763	1,322,971
Sigma-Aldrich Corp.	7,043	983,273
Valspar Corp. (The)	4,579	381,339

		10,194,697
COMMERCIAL SERVICES & SUPPLIES — 0.50%
ACCO Brands Corp.[a]	6,881	56,287
Copart Inc.[a]	7,061	254,408
Deluxe Corp.	2,940	189,424
Essendant Inc.	2,348	86,453
HNI Corp.	2,625	130,174
Interface Inc.	3,888	100,971
Knoll Inc.	2,851	68,994
RR Donnelley & Sons Co.	12,289	215,672
Steelcase Inc. Class A	5,253	93,766
Team Inc.[a]	1,170	50,778
Tetra Tech Inc.	3,702	98,621

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2015

Security	Shares	Value

Tyco International PLC	24,842	$943,748

		2,289,296
COMMUNICATIONS EQUIPMENT — 3.43%
Black Box Corp.	937	14,673
Calix Inc.[a]	2,283	19,246
Cisco Systems Inc.	300,983	8,553,937
Motorola Solutions Inc.	12,199	733,892
Plantronics Inc.	2,532	147,059
QUALCOMM Inc.	97,265	6,262,893

		15,731,700
CONSTRUCTION & ENGINEERING — 0.13%
EMCOR Group Inc.	3,705	177,210
Granite Construction Inc.	2,377	80,866
Quanta Services Inc.[a]	12,011	331,744

		589,820
CONSUMER FINANCE — 0.90%
American Express Co.	54,090	4,114,085

		4,114,085
CONTAINERS & PACKAGING — 0.60%
Avery Dennison Corp.	5,387	327,799
Ball Corp.	7,695	522,029
Sealed Air Corp.	12,460	662,498
Sonoco Products Co.	5,993	247,391
WestRock Co.[a]	15,482	976,295

		2,736,012
DISTRIBUTORS — 0.34%
Genuine Parts Co.	9,040	804,108
LKQ Corp.[a]	17,927	563,983
Pool Corp.	2,572	181,120
Weyco Group Inc.	430	12,410

		1,561,621
DIVERSIFIED CONSUMER SERVICES — 0.02%
DeVry Education Group Inc.[b]	3,596	109,246

		109,246
DIVERSIFIED FINANCIAL SERVICES — 0.41%
CME Group Inc./IL	18,908	1,815,924
PHH Corp.[a]	3,048	76,078

		1,892,002
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.91%
CenturyLink Inc.	33,497	958,014
Cincinnati Bell Inc.[a]	11,899	46,525
Level 3 Communications Inc.[a]	17,374	877,387
Verizon Communications Inc.	244,999	11,463,504

		13,345,430

Security	Shares	Value

ELECTRIC UTILITIES — 0.38%
Eversource Energy	18,741	$931,802
ITC Holdings Corp.	9,223	311,553
MGE Energy Inc.	2,145	85,114
Pepco Holdings Inc.	14,899	397,505

		1,725,974
ELECTRICAL EQUIPMENT — 0.20%
Rockwell Automation Inc.	8,010	935,408

		935,408
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.80%
Corning Inc.	75,048	1,401,897
Flextronics International Ltd.[a,b]	33,675	370,762
Itron Inc.[a]	2,253	72,614
TE Connectivity Ltd.	23,976	1,460,618
Trimble Navigation Ltd.[a]	15,323	353,961

		3,659,852
ENERGY EQUIPMENT & SERVICES — 0.75%
Baker Hughes Inc.	25,622	1,489,919
Core Laboratories NV	2,550	279,556
FMC Technologies Inc.[a]	13,616	446,060
Geospace Technologies Corp.[a,b]	781	13,621
National Oilwell Varco Inc.	24,227	1,020,684
Noble Corp. PLC	14,265	170,467

		3,420,307
FOOD & STAPLES RETAILING — 0.48%
Sysco Corp.	34,907	1,267,473
United Natural Foods Inc.[a]	2,952	134,404
Whole Foods Market Inc.	21,279	774,556

		2,176,433
FOOD PRODUCTS — 3.02%
Bunge Ltd.	8,581	685,193
Campbell Soup Co.	11,062	545,467
Darling Ingredients Inc.[a]	9,738	125,133
General Mills Inc.	35,607	2,072,683
Hain Celestial Group Inc. (The)[a]	6,045	410,939
JM Smucker Co. (The)	6,028	673,267
Kellogg Co.	15,746	1,041,913
Keurig Green Mountain Inc.	7,189	539,463
Kraft Heinz Co. (The)	35,131	2,791,861
McCormick & Co. Inc./MD	6,843	561,194
Mondelez International Inc. Class A	97,275	4,390,021

		13,837,134
GAS UTILITIES — 0.17%
New Jersey Resources Corp.	4,973	143,720
Northwest Natural Gas Co.	1,642	71,082
Piedmont Natural Gas Co. Inc.	4,608	175,150
Questar Corp.	10,367	229,525
WGL Holdings Inc.	2,942	164,458

		783,935

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2015

Security	Shares	Value

HEALTH CARE EQUIPMENT & SUPPLIES — 1.27%
Becton Dickinson and Co.	12,345	$1,878,292
Cooper Companies Inc. (The)	2,855	505,335
DENTSPLY International Inc.	8,258	469,963
Edwards Lifesciences Corp.[a]	6,374	969,868
Hologic Inc.[a]	13,999	583,198
IDEXX Laboratories Inc.[a,b]	5,516	401,179
ResMed Inc.	8,338	483,187
Varian Medical Systems Inc.[a]	5,915	509,104

		5,800,126
HEALTH CARE PROVIDERS & SERVICES — 2.18%
AmerisourceBergen Corp.	12,320	1,302,840
Cardinal Health Inc.	19,482	1,655,580
Centene Corp.[a]	6,640	465,663
Cigna Corp.	15,248	2,196,627
Envision Healthcare Holdings Inc.[a]	10,833	485,318
Henry Schein Inc.[a]	4,966	734,869
Humana Inc.	8,829	1,607,673
Laboratory Corp. of America Holdings[a]	5,906	751,775
Molina Healthcare Inc.[a,b]	2,438	183,898
Patterson Companies Inc.	5,163	258,976
Select Medical Holdings Corp.	5,404	77,980
Team Health Holdings Inc.[a,b]	4,239	285,751

		10,006,950
HEALTH CARE TECHNOLOGY — 0.28%
Cerner Corp.[a]	18,179	1,303,798

		1,303,798
HOTELS, RESTAURANTS & LEISURE — 3.16%
Choice Hotels International Inc.	2,194	111,148
Darden Restaurants Inc.	6,570	484,603
Hilton Worldwide Holdings Inc.[a]	29,160	782,946
Jack in the Box Inc.	2,282	216,790
Marriott International Inc./MD Class A	13,083	949,957
McDonald’s Corp.	56,673	5,659,366
Royal Caribbean Cruises Ltd.	10,401	934,530
Starbucks Corp.	88,427	5,122,576
Vail Resorts Inc.	2,137	234,407

		14,496,323
HOUSEHOLD DURABLES — 0.54%
CSS Industries Inc.	526	14,933
Ethan Allen Interiors Inc.	1,568	47,338
Jarden Corp.[a]	11,692	643,060
La-Z-Boy Inc.	3,015	76,581
Meritage Homes Corp.[a,b]	2,245	101,250
Mohawk Industries Inc.[a]	3,665	738,827
Newell Rubbermaid Inc.	16,033	693,908
Tupperware Brands Corp.	2,978	174,124

		2,490,021
HOUSEHOLD PRODUCTS — 4.15%
Clorox Co. (The)	7,765	869,214
Colgate-Palmolive Co.	50,853	3,459,021
Kimberly-Clark Corp.	21,569	2,479,788

Security	Shares	Value

Procter & Gamble Co. (The)	159,218	$12,212,021

		19,020,044
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.02%
Ormat Technologies Inc.	2,179	88,642

		88,642
INDUSTRIAL CONGLOMERATES — 1.24%
3M Co.	37,428	5,664,354

		5,664,354
INSURANCE — 2.91%
ACE Ltd.	19,257	2,094,584
Aflac Inc.	25,903	1,659,087
Chubb Corp. (The)	13,623	1,693,748
Hartford Financial Services Group Inc. (The)	24,880	1,183,044
Marsh & McLennan Companies Inc.	31,785	1,841,623
PartnerRe Ltd.	2,790	379,328
Principal Financial Group Inc.	17,371	964,264
Progressive Corp. (The)	34,824	1,062,132
Travelers Companies Inc. (The)	18,957	2,011,717
Willis Group Holdings PLC	9,535	443,282

		13,332,809
INTERNET & CATALOG RETAIL — 0.66%
Blue Nile Inc.[a]	712	22,585
HSN Inc.	2,001	147,093
Netflix Inc.[a]	23,737	2,713,376
NutriSystem Inc.	1,851	55,623
Shutterfly Inc.[a,b]	2,299	99,432

		3,038,109
INTERNET SOFTWARE & SERVICES — 5.37%
Google Inc. Class Aa	16,918	11,123,585
Google Inc. Class Ca	18,128	11,341,058
Rackspace Hosting Inc.[a]	6,659	226,606
Yahoo! Inc.[a]	52,513	1,925,652

		24,616,901
IT SERVICES — 4.32%
Accenture PLC Class A	37,056	3,820,844
Automatic Data Processing Inc.	28,043	2,236,990
Cognizant Technology Solutions Corp. Class Aa	35,985	2,270,654
Convergys Corp.	5,933	148,978
FleetCor Technologies Inc.[a]	4,599	712,017
International Business Machines Corp.	55,364	8,968,414
Teradata Corp.[a,b]	8,608	319,443
Western Union Co. (The)	30,675	620,862
Xerox Corp.	62,162	685,025

		19,783,227
LEISURE PRODUCTS — 0.22%
Callaway Golf Co.	4,987	45,681
Hasbro Inc.	6,583	518,346

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2015

Security	Shares	Value

Mattel Inc.	19,902	$461,925

		1,025,952
LIFE SCIENCES TOOLS & SERVICES — 1.36%
Affymetrix Inc.[a]	4,413	48,366
Agilent Technologies Inc.	19,844	812,612
Bio-Techne Corp.	2,192	239,761
Fluidigm Corp.[a]	1,673	33,510
Mettler-Toledo International Inc.[a]	1,655	558,728
PAREXEL International Corp.[a,b]	3,223	222,258
Quintiles Transnational Holdings Inc.[a]	5,430	416,590
Thermo Fisher Scientific Inc.	23,389	3,263,467
Waters Corp.[a]	4,884	651,965

		6,247,257
MACHINERY — 3.30%
AGCO Corp.	4,683	257,612
Caterpillar Inc.	33,951	2,669,567
CLARCOR Inc.	2,965	178,404
Cummins Inc.	10,209	1,322,372
Deere & Co.	19,026	1,799,289
Dover Corp.	9,664	619,172
Flowserve Corp.	7,924	372,349
Graco Inc.	3,520	251,645
Illinois Tool Works Inc.	20,144	1,802,283
Ingersoll-Rand PLC	15,567	955,814
Lincoln Electric Holdings Inc.	4,079	246,983
Meritor Inc.[a]	5,609	78,975
Middleby Corp. (The)[a]	3,386	415,462
Nordson Corp.	3,442	255,086
Pall Corp.	6,315	798,532
Parker-Hannifin Corp.	8,425	949,919
Snap-on Inc.	3,436	566,253
Tennant Co.	1,017	60,827
Timken Co. (The)	4,436	148,074
WABCO Holdings Inc.[a]	3,313	409,056
Wabtec Corp./DE	5,695	576,277
Xylem Inc./NY	10,756	371,405

		15,105,356
MEDIA — 5.22%
Charter Communications Inc. Class Aa,b	4,971	923,910
Discovery Communications Inc. Class Aa,b	8,783	290,015
Discovery Communications Inc. Class C NVS[a,b]	16,712	506,374
DreamWorks Animation SKG Inc. Class Aa,b	4,359	105,095
John Wiley & Sons Inc. Class A	2,760	146,308
Liberty Global PLC Series Aa	14,883	780,762
Liberty Global PLC Series C NVS[a]	36,915	1,814,003
New York Times Co. (The) Class A	7,801	103,129
Scholastic Corp.	1,415	60,972
Scripps Networks Interactive Inc. Class A	4,635	290,058
Time Warner Cable Inc.	16,560	3,146,566
Time Warner Inc.	48,975	4,311,759
Walt Disney Co. (The)	95,196	11,423,520

		23,902,471
METALS & MINING — 0.22%
Compass Minerals International Inc.	1,989	159,120
Nucor Corp.	18,882	833,451

Security	Shares	Value

Schnitzer Steel Industries Inc. Class A	1,560	$24,508

		1,017,079
MULTI-UTILITIES — 0.85%
Avista Corp.	3,682	121,580
CenterPoint Energy Inc.	24,163	467,312
CMS Energy Corp.	16,339	559,774
Consolidated Edison Inc.	17,316	1,101,125
MDU Resources Group Inc.	10,908	212,815
Sempra Energy	13,887	1,413,419

		3,876,025
MULTILINE RETAIL — 0.30%
Kohl’s Corp.	11,965	733,694
Nordstrom Inc.	8,442	644,209

		1,377,903
OIL, GAS & CONSUMABLE FUELS — 3.22%
Clean Energy Fuels Corp.[a,b]	4,263	24,555
Columbia Pipeline Group Inc.	18,676	544,966
Denbury Resources Inc.	20,980	82,661
Devon Energy Corp.	22,946	1,133,991
Energen Corp.	4,641	256,183
Energy XXI Ltd.[b]	6,707	11,871
EOG Resources Inc.	32,346	2,496,788
EQT Corp.	8,959	688,499
Hess Corp.	15,213	897,719
Marathon Petroleum Corp.	32,222	1,761,577
Noble Energy Inc.	25,270	890,262
ONEOK Inc.	12,312	465,271
Phillips 66	32,060	2,548,770
Pioneer Natural Resources Co.	8,801	1,115,703
QEP Resources Inc.	10,418	144,602
Southwestern Energy Co.[a,b]	22,732	422,815
Spectra Energy Corp.	39,639	1,199,476
Ultra Petroleum Corp.[a,b]	8,994	69,973

		14,755,682
PAPER & FOREST PRODUCTS — 0.04%
Domtar Corp.	3,815	155,118
Wausau Paper Corp.	2,069	18,290

		173,408
PERSONAL PRODUCTS — 0.37%
Avon Products Inc.	25,715	145,804
Edgewell Personal Care Co.	3,675	351,734
Estee Lauder Companies Inc. (The) Class A	13,597	1,211,629

		1,709,167
PHARMACEUTICALS — 3.86%
Bristol-Myers Squibb Co.	98,005	6,433,048
Merck & Co. Inc.	167,341	9,866,425
VIVUS Inc.[a,b]	7,562	11,419
Zoetis Inc.	28,093	1,375,995

		17,686,887

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2015

Security	Shares	Value

PROFESSIONAL SERVICES — 0.49%
CEB Inc.	1,990	$152,275
Dun & Bradstreet Corp. (The)	2,125	265,136
Exponent Inc.	1,509	67,135
Heidrick & Struggles International Inc.	1,176	25,719
ICF International Inc.[a]	1,074	39,373
IHS Inc. Class Aa	4,072	509,122
Kelly Services Inc. Class A	1,751	26,160
ManpowerGroup Inc.	4,607	416,841
Navigant Consulting Inc.[a]	2,966	46,626
On Assignment Inc.[a]	2,786	106,760
Resources Connection Inc.	2,193	34,715
Robert Half International Inc.	7,950	437,489
RPX Corp.[a]	3,034	46,966
TrueBlue Inc.[a]	2,447	63,035

		2,237,352
REAL ESTATE INVESTMENT TRUSTS (REITS) — 4.33%
American Tower Corp.	24,797	2,358,443
AvalonBay Communities Inc.	7,800	1,344,252
Boston Properties Inc.	9,053	1,116,054
Corporate Office Properties Trust	5,460	126,290
Digital Realty Trust Inc.	8,014	515,060
Duke Realty Corp.	20,482	413,122
Equinix Inc.	3,342	932,117
Equity Residential	21,471	1,606,245
Federal Realty Investment Trust	4,069	556,598
HCP Inc.[b]	27,165	1,049,656
Host Hotels & Resorts Inc.	44,795	868,127
Iron Mountain Inc.	11,743	352,877
Liberty Property Trust	8,786	298,988
Macerich Co. (The)	7,909	626,076
Plum Creek Timber Co. Inc.	10,402	426,482
Potlatch Corp.	2,373	83,079
Prologis Inc.	30,260	1,228,859
Simon Property Group Inc.	18,529	3,468,999
UDR Inc.	15,298	517,225
Vornado Realty Trust	9,998	975,305
Weyerhaeuser Co.	31,025	952,157

		19,816,011
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
CBRE Group Inc. Class Aa	17,723	672,942
Forest City Enterprises Inc. Class Aa	13,519	315,669
Jones Lang LaSalle Inc.	2,649	471,628

		1,460,239
ROAD & RAIL — 1.14%
ArcBest Corp.	1,482	48,980
Avis Budget Group Inc.[a]	6,329	274,868
CSX Corp.	58,427	1,827,597
Genesee & Wyoming Inc. Class Aa	3,122	222,349
Hertz Global Holdings Inc.[a,b]	22,895	388,986
Kansas City Southern	6,495	644,239
Norfolk Southern Corp.	18,142	1,529,915
Ryder System Inc.	3,137	283,961

		5,220,895

Security	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.63%
Advanced Micro Devices Inc.[a,b]	38,866	$75,011
Analog Devices Inc.	18,412	1,073,972
Applied Materials Inc.	72,559	1,259,624
Intel Corp.	279,240	8,083,998
Lam Research Corp.	9,403	722,809
Microchip Technology Inc.	11,889	509,325
NVIDIA Corp.	32,154	641,472
Skyworks Solutions Inc.	11,277	1,078,870
SunPower Corp.[a,b]	3,093	83,604
Texas Instruments Inc.	61,708	3,084,166

		16,612,851
SOFTWARE — 4.24%
Adobe Systems Inc.[a]	29,556	2,423,296
ANSYS Inc.[a,b]	5,297	498,713
Autodesk Inc.[a]	13,437	679,643
CA Inc.	19,540	569,298
Citrix Systems Inc.[a]	9,404	711,036
FactSet Research Systems Inc.	2,349	389,135
Intuit Inc.	15,515	1,641,022
NetSuite Inc.[a,b]	2,257	223,082
Oracle Corp.	207,136	8,273,012
salesforce.com inc.[a]	35,363	2,592,108
Symantec Corp.	40,367	917,946
Workday Inc. Class Aa	6,052	510,365

		19,428,656
SPECIALTY RETAIL — 2.49%
ANN INC.[a]	2,447	111,950
Bed Bath & Beyond Inc.[a,b]	10,957	714,725
Best Buy Co. Inc.	18,570	599,625
Buckle Inc. (The)[b]	1,756	77,668
Caleres Inc.	2,481	81,972
CarMax Inc.[a]	12,432	801,988
Foot Locker Inc.	8,360	589,798
GameStop Corp. Class Ab	6,385	292,752
Gap Inc. (The)	14,860	542,093
Lowe’s Companies Inc.	57,384	3,980,154
Men’s Wearhouse Inc. (The)	2,430	144,634
Office Depot Inc.[a]	28,882	231,056
Pier 1 Imports Inc.	5,307	62,676
Signet Jewelers Ltd.[b]	4,507	546,339
Staples Inc.	37,844	556,685
Tiffany & Co.	7,650	732,105
Tractor Supply Co.	8,041	743,953
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	3,614	600,033

		11,410,206
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.45%
EMC Corp./MA	117,178	3,150,916
Hewlett-Packard Co.	107,853	3,291,674
Lexmark International Inc. Class A	3,585	121,854
Silicon Graphics International Corp.[a]	2,031	10,378
Super Micro Computer Inc.[a,b]	2,328	62,088

		6,636,910

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KLD 400 SOCIAL ETF

July 31, 2015

Security	Shares	Value

TEXTILES, APPAREL & LUXURY GOODS — 2.09%
Columbia Sportswear Co.	1,672	$119,615
Deckers Outdoor Corp.[a,b]	2,047	149,185
Hanesbrands Inc.	23,632	733,301
Michael Kors Holdings Ltd.[a]	11,836	496,994
NIKE Inc. Class B	40,475	4,663,529
Oxford Industries Inc.	882	74,026
PVH Corp.	4,873	565,463
Under Armour Inc. Class Aa	10,491	1,042,071
VF Corp.	20,396	1,572,328
Wolverine World Wide Inc.	5,966	174,923

		9,591,435
THRIFTS & MORTGAGE FINANCE — 0.11%
New York Community Bancorp Inc.	26,184	498,282

		498,282
TRADING COMPANIES & DISTRIBUTORS — 0.49%
Air Lease Corp.	5,753	203,368
Applied Industrial Technologies Inc.	2,298	88,772
Fastenal Co.[b]	16,635	696,341
H&E Equipment Services Inc.	1,906	34,194
United Rentals Inc.[a]	5,678	380,369
WW Grainger Inc.	3,593	821,755

		2,224,799
TRANSPORTATION INFRASTRUCTURE — 0.01%
Wesco Aircraft Holdings Inc.[a,b]	4,118	59,258

		59,258
WATER UTILITIES — 0.12%
American Water Works Co. Inc.	10,606	550,557

		550,557
WIRELESS TELECOMMUNICATION SERVICES — 0.03%
Sprint Corp.[a,b]	46,802	157,723

		157,723

TOTAL COMMON STOCKS
(Cost: $373,466,526)		457,744,869

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	7,765,611	7,765,611
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	429,028	429,028

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	181,784	$181,784

		8,376,423

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,376,423)		8,376,423

TOTAL INVESTMENTS IN SECURITIES — 101.73%
(Cost: $381,842,949)		466,121,292
Other Assets, Less Liabilities — (1.73)%		(7,921,708)

NET ASSETS — 100.00%		$458,199,584

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

75

Schedule of Investments (Unaudited)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.87%

AEROSPACE & DEFENSE — 1.30%
Rockwell Collins Inc.	51,066	$4,321,205

		4,321,205
AIR FREIGHT & LOGISTICS — 0.77%
Expeditors International of Washington Inc.	54,253	2,542,838

		2,542,838
AUTO COMPONENTS — 0.27%
Johnson Controls Inc.	19,438	885,595

		885,595
AUTOMOBILES — 0.50%
Tesla Motors Inc.[a,b]	6,223	1,656,251

		1,656,251
BEVERAGES — 2.34%
Coca-Cola Enterprises Inc.	151,730	7,750,368

		7,750,368
BIOTECHNOLOGY — 2.32%
Biogen Inc.[a]	4,356	1,388,606
Celgene Corp.[a,b]	2,910	381,937
Gilead Sciences Inc.	38,673	4,558,000
Vertex Pharmaceuticals Inc.[a]	10,062	1,358,370

		7,686,913
BUILDING PRODUCTS — 0.19%
Masco Corp.	23,798	628,029

		628,029
CAPITAL MARKETS — 5.61%
BlackRock Inc.[c]	12,016	4,041,221
Franklin Resources Inc.	10,985	500,367
Legg Mason Inc.	8,522	420,475
Northern Trust Corp.	143,587	10,982,970
State Street Corp.	34,660	2,653,570

		18,598,603
CHEMICALS — 4.78%
Ecolab Inc.	88,202	10,214,674
International Flavors & Fragrances Inc.	16,838	1,946,304
Sigma-Aldrich Corp.	26,462	3,694,360

		15,855,338
COMMUNICATIONS EQUIPMENT — 1.94%
Cisco Systems Inc.	181,967	5,171,502

Security	Shares	Value

Motorola Solutions Inc.	21,034	$1,265,406

		6,436,908
CONSUMER FINANCE — 2.57%
American Express Co.	112,168	8,531,498

		8,531,498
CONTAINERS & PACKAGING — 1.28%
Ball Corp.	62,455	4,236,947

		4,236,947
DISTRIBUTORS — 0.38%
LKQ Corp.[a]	40,024	1,259,155

		1,259,155
ELECTRIC UTILITIES — 4.24%
NextEra Energy Inc.	133,532	14,047,566

		14,047,566
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.46%
Corning Inc.	32,852	613,675
Flextronics International Ltd.[a]	83,163	915,625

		1,529,300
ENERGY EQUIPMENT & SERVICES — 0.86%
Baker Hughes Inc.	25,923	1,507,423
FMC Technologies Inc.[a]	32,907	1,078,033
National Oilwell Varco Inc.	6,068	255,645

		2,841,101
FOOD & STAPLES RETAILING — 0.18%
Whole Foods Market Inc.	16,540	602,056

		602,056
FOOD PRODUCTS — 3.02%
Bunge Ltd.	25,050	2,000,243
Campbell Soup Co.	49,285	2,430,243
General Mills Inc.	40,180	2,338,878
Kellogg Co.	22,061	1,459,776
Keurig Green Mountain Inc.	8,419	631,762
Mondelez International Inc. Class A	25,646	1,157,404

		10,018,306
HEALTH CARE PROVIDERS & SERVICES — 6.99%
AmerisourceBergen Corp.	25,556	2,702,547
Cardinal Health Inc.	21,817	1,854,009
Henry Schein Inc.[a]	76,843	11,371,227
Patterson Companies Inc.	144,262	7,236,182

		23,163,965

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 1.03%
Marriott International Inc./MD Class A	46,953	$3,409,257

		3,409,257
HOUSEHOLD PRODUCTS — 2.21%
Clorox Co. (The)	20,953	2,345,479
Procter & Gamble Co. (The)	64,786	4,969,086

		7,314,565
INDUSTRIAL CONGLOMERATES — 4.60%
3M Co.	100,704	15,240,543

		15,240,543
INSURANCE — 5.92%
ACE Ltd.	80,061	8,708,235
Marsh & McLennan Companies Inc.	167,301	9,693,420
Travelers Companies Inc. (The)	11,645	1,235,767

		19,637,422
INTERNET SOFTWARE & SERVICES — 1.07%
Google Inc. Class Aa	5,373	3,532,747

		3,532,747
IT SERVICES — 5.14%
Accenture PLC Class A	83,495	8,609,170
International Business Machines Corp.	41,784	6,768,590
Teradata Corp.[a,b]	45,009	1,670,284

		17,048,044
LEISURE PRODUCTS — 0.23%
Mattel Inc.	33,393	775,052

		775,052
LIFE SCIENCES TOOLS & SERVICES — 3.44%
Agilent Technologies Inc.	104,428	4,276,326
Mettler-Toledo International Inc.[a]	4,380	1,478,688
Waters Corp.[a]	42,228	5,637,016

		11,392,030
MACHINERY — 3.65%
Caterpillar Inc.	34,775	2,734,358
Cummins Inc.	50,934	6,597,481
Deere & Co.	23,720	2,243,200
Xylem Inc./NY	15,488	534,801

		12,109,840
MEDIA — 3.99%
Scripps Networks Interactive Inc. Class A	11,423	714,851
Time Warner Cable Inc.	36,431	6,922,254
Time Warner Inc.	11,712	1,031,125
Walt Disney Co. (The)	37,891	4,546,920

		13,215,150

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 3.70%
Devon Energy Corp.	12,137	$599,811
Hess Corp.	48,606	2,868,240
Marathon Oil Corp.	92,742	1,948,509
Noble Energy Inc.	12,649	445,624
Phillips 66	4,938	392,571
Spectra Energy Corp.	198,791	6,015,416

		12,270,171
PHARMACEUTICALS — 2.27%
Merck & Co. Inc.	96,466	5,687,635
Zoetis Inc.	37,412	1,832,440

		7,520,075
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.51%
Digital Realty Trust Inc.	5,624	361,455
Liberty Property Trust	105,380	3,586,081
Prologis Inc.	107,531	4,366,834

		8,314,370
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.08%
CBRE Group Inc. Class Aa	94,140	3,574,496

		3,574,496
ROAD & RAIL — 0.92%
Norfolk Southern Corp.	36,037	3,039,000

		3,039,000
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.82%
Applied Materials Inc.	54,462	945,461
Intel Corp.	118,617	3,433,962
Texas Instruments Inc.	33,140	1,656,337

		6,035,760
SOFTWARE — 5.93%
Autodesk Inc.[a]	22,749	1,150,645
CA Inc.	45,744	1,332,752
Microsoft Corp.	237,239	11,079,061
Oracle Corp.	101,588	4,057,425
salesforce.com inc.[a]	10,931	801,242
Symantec Corp.	54,460	1,238,420

		19,659,545
SPECIALTY RETAIL — 2.12%
Gap Inc. (The)	15,582	568,432
Signet Jewelers Ltd.	9,373	1,136,195
Tiffany & Co.	55,786	5,338,720

		7,043,347
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.99%
Apple Inc.	102,900	12,481,770
EMC Corp./MA	56,006	1,506,002

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA ESG SELECT ETF

July 31, 2015

Security	Shares	Value

Hewlett-Packard Co.	83,437	$2,546,497

		16,534,269
TEXTILES, APPAREL & LUXURY GOODS — 3.10%
Hanesbrands Inc.	11,633	360,972
NIKE Inc. Class B	75,449	8,693,234
PVH Corp.	10,405	1,207,396

		10,261,602
TRADING COMPANIES & DISTRIBUTORS — 0.15%
WW Grainger Inc.	2,240	512,310

		512,310

TOTAL COMMON STOCKS
(Cost: $267,877,533)		331,031,537

SHORT-TERM INVESTMENTS — 1.13%

MONEY MARKET FUNDS — 1.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	3,246,007	3,246,007
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	179,333	179,333
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	323,838	323,838

		3,749,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,749,178)		3,749,178

TOTAL INVESTMENTS IN SECURITIES — 101.00%
(Cost: $271,626,711)		334,780,715
Other Assets, Less Liabilities — (1.00)%		(3,329,016)

NET ASSETS — 100.00%		$331,451,699

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

78

Schedule of Investments (Unaudited)

iSHARES® NORTH AMERICA REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 96.45%

CANADA — 1.98%
Boardwalk REIT	1,233	$54,554
First Capital Realty Inc.	2,704	38,473
H&R REIT	8,512	146,103
RioCan REIT	9,784	201,478

		440,608
UNITED STATES — 94.47%
Acadia Realty Trust	2,120	67,798
Agree Realty Corp.	520	16,115
Alexander’s Inc.	63	25,545
Alexandria Real Estate Equities Inc.	2,224	206,187
American Assets Trust Inc.	1,163	48,404
American Campus Communities Inc.	3,472	129,575
American Homes 4 Rent Class A	4,688	77,586
Apartment Investment & Management Co. Class A	4,824	188,522
Ashford Hospitality Trust Inc.	2,895	25,302
Associated Estates Realty Corp.	1,784	51,290
AvalonBay Communities Inc.	4,064	700,390
BioMed Realty Trust Inc.	6,336	136,477
Boston Properties Inc.	4,752	585,827
Brandywine Realty Trust	5,576	76,782
Brixmor Property Group Inc.	5,383	131,722
Camden Property Trust	2,688	214,045
Campus Crest Communities Inc.	2,072	11,810
CBL & Associates Properties Inc.	5,241	85,638
Cedar Realty Trust Inc.	2,680	17,956
Chambers Street Properties[a]	7,384	54,789
Chatham Lodging Trust	1,120	30,262
Chesapeake Lodging Trust	1,840	59,009
Columbia Property Trust Inc.	3,888	93,934
Corporate Office Properties Trust	2,904	67,170
Cousins Properties Inc.	6,552	68,010
CubeSmart	5,160	134,986
DCT Industrial Trust Inc.[a]	2,736	95,103
DDR Corp.	9,408	153,350
DiamondRock Hospitality Co.	6,256	78,888
Digital Realty Trust Inc.[a]	4,200	269,934
Douglas Emmett Inc.	4,200	123,102
Duke Realty Corp.[a]	10,648	214,770
DuPont Fabros Technology Inc.	2,040	61,506
EastGroup Properties Inc.	1,007	60,621
Education Realty Trust Inc.	1,472	46,574
Empire State Realty Trust Inc. Class Aa	2,728	48,504
EPR Properties[a]	1,776	101,445
Equity Commonwealth[b]	4,008	105,010
Equity Lifestyle Properties Inc.	2,376	137,523
Equity One Inc.	1,984	50,929
Equity Residential	11,152	834,281
Essex Property Trust Inc.	2,024	455,218
Extra Space Storage Inc.	3,360	247,027
Federal Realty Investment Trust	2,120	289,995
FelCor Lodging Trust Inc.[a]	4,499	42,111
First Industrial Realty Trust Inc.	3,424	71,699
First Potomac Realty Trust[a]	1,816	20,612
Forest City Enterprises Inc. Class Ab	7,112	166,065

Security	Shares	Value

Franklin Street Properties Corp.	2,688	$31,638
Gaming and Leisure Properties Inc.	2,720	89,080
General Growth Properties Inc.	15,608	423,601
Getty Realty Corp.	800	13,296
Government Properties Income Trust[a]	2,184	37,718
Gramercy Property Trust Inc.[a]	1,712	41,876
HCP Inc.	14,184	548,070
Health Care REIT Inc.	10,864	753,636
Healthcare Realty Trust Inc.	3,136	75,389
Healthcare Trust of America Inc. Class A	3,896	97,907
Hersha Hospitality Trust	1,306	35,419
Highwoods Properties Inc.	2,901	122,799
Home Properties Inc.	1,800	132,660
Hospitality Properties Trust	4,621	126,708
Host Hotels & Resorts Inc.	23,408	453,647
Hudson Pacific Properties Inc.	2,263	69,655
Inland Real Estate Corp.	2,584	25,375
Investors Real Estate Trust	3,856	27,802
Kilroy Realty Corp.	2,720	192,712
Kimco Realty Corp.[a]	12,744	314,904
Kite Realty Group Trust	2,551	67,346
LaSalle Hotel Properties[a]	3,480	115,780
Lexington Realty Trust[a]	7,248	62,333
Liberty Property Trust	4,648	158,171
LTC Properties Inc.	1,112	48,783
Macerich Co. (The)	4,880	386,301
Mack-Cali Realty Corp.	2,768	57,685
Medical Properties Trust Inc.	6,384	87,269
Mid-America Apartment Communities Inc.	2,336	187,674
National Health Investors Inc.	1,072	69,948
National Retail Properties Inc.[a]	4,152	154,330
New Senior Investment Group Inc.	2,488	32,195
New York REIT Inc.	5,072	52,546
Omega Healthcare Investors Inc.	4,966	180,067
Paramount Group Inc.[a]	4,464	79,772
Parkway Properties Inc./Md	2,480	44,491
Pebblebrook Hotel Trust[a]	2,232	90,842
Pennsylvania REIT[a]	2,040	44,717
Physicians Realty Trust	2,160	34,646
Piedmont Office Realty Trust Inc. Class A	4,800	87,408
Post Properties Inc.	1,672	95,204
Prologis Inc.	16,208	658,207
PS Business Parks Inc.	632	48,658
Public Storage	4,482	919,617
QTS Realty Trust Inc. Class A	912	37,848
Ramco-Gershenson Properties Trust	2,456	41,605
Realty Income Corp.	7,216	348,461
Regency Centers Corp.	2,896	185,257
Retail Opportunity Investments Corp.	2,919	50,061
Retail Properties of America Inc. Class A	7,272	105,880
Rexford Industrial Realty Inc.	1,632	23,778
RLJ Lodging Trust	4,104	122,422
Rouse Properties Inc.	1,168	20,557
Ryman Hospitality Properties Inc.	1,512	86,456
Sabra Health Care REIT Inc.	1,840	50,324
Saul Centers Inc.	424	21,997
Select Income REIT	2,088	41,906
Senior Housing Properties Trust	7,224	124,759
Silver Bay Realty Trust Corp.	1,103	17,880
Simon Property Group Inc.	9,616	1,800,308
SL Green Realty Corp.	3,088	355,552
Sovran Self Storage Inc.	1,096	104,350
Spirit Realty Capital Inc.	12,960	131,544

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® NORTH AMERICA REAL ESTATE ETF

July 31, 2015

Security	Shares	Value

STAG Industrial Inc.	2,024	$39,751
Starwood Waypoint Residential Trust	1,160	28,397
Strategic Hotels & Resorts Inc.[b]	8,560	117,015
Summit Hotel Properties Inc.	2,496	34,020
Sun Communities Inc.	1,592	110,660
Sunstone Hotel Investors Inc.	6,488	91,286
Tanger Factory Outlet Centers Inc.	2,984	96,920
Taubman Centers Inc.	1,896	141,821
Terreno Realty Corp.	1,320	27,680
UDR Inc.	8,040	271,832
Universal Health Realty Income Trust	394	19,294
Urban Edge Properties	2,776	59,601
Urstadt Biddle Properties Inc. Class A	826	15,777
Ventas Inc.	10,218	685,526
VEREIT Inc.	27,928	244,649
Vornado Realty Trust	5,240	511,162
Washington REIT	2,080	55,827
Weingarten Realty Investors[a]	3,440	121,019
Winthrop Realty Trust	1,032	15,366
WP Carey Inc.	2,712	165,947
WP GLIMCHER Inc.	5,720	77,449
Xenia Hotels & Resorts Inc.	3,512	72,804

		21,032,028

TOTAL COMMON STOCKS
(Cost: $18,953,713)		21,472,636

SHORT-TERM INVESTMENTS — 8.44%

MONEY MARKET FUNDS — 8.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,746,210	1,746,210
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	96,473	96,473
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	36,698	36,698

		1,879,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,879,381)		1,879,381

TOTAL INVESTMENTS IN SECURITIES — 104.89%
(Cost: $20,833,094)		23,352,017
Other Assets, Less Liabilities — (4.89)%		(1,088,698)

NET ASSETS — 100.00%		$22,263,319

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

80

Schedule of Investments (Unaudited)

iSHARES® REAL ESTATE 50 ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 100.02%

DIVERSIFIED REITS — 5.05%
Duke Realty Corp.	46,524	$938,389
Liberty Property Trust	20,156	685,909
NorthStar Realty Finance Corp.	46,772	748,352
VEREIT Inc.	122,035	1,069,026
WP Carey Inc.	11,854	725,346

		4,167,022
HEALTH CARE REITS — 11.24%
HCP Inc.	61,743	2,385,749
Health Care REIT Inc.	47,262	3,278,565
Senior Housing Properties Trust	31,621	546,095
Ventas Inc.	45,597	3,059,103

		9,269,512
HOTEL & RESORT REITS — 3.08%
Hospitality Properties Trust	20,617	565,318
Host Hotels & Resorts Inc.	101,925	1,975,307

		2,540,625
INDUSTRIAL REITS — 3.48%
Prologis Inc.	70,639	2,868,650

		2,868,650
MORTGAGE REITS — 4.09%
American Capital Agency Corp.	48,028	925,019
Annaly Capital Management Inc.	127,706	1,270,675
Starwood Property Trust Inc.	31,869	693,469
Two Harbors Investment Corp.	47,307	483,478

		3,372,641
OFFICE REITS — 10.49%
Alexandria Real Estate Equities Inc.	9,630	892,797
BioMed Realty Trust Inc.	27,474	591,790
Boston Properties Inc.	20,679	2,549,307
Kilroy Realty Corp.	11,873	841,202
SL Green Realty Corp.	13,425	1,545,755
Vornado Realty Trust	22,842	2,228,237

		8,649,088
RESIDENTIAL REITS — 15.74%
American Campus Communities Inc.	15,145	565,212
Apartment Investment & Management Co. Class A	21,072	823,494
AvalonBay Communities Inc.	17,683	3,047,488
Camden Property Trust	11,649	927,610
Equity Residential	48,572	3,633,671
Essex Property Trust Inc.	8,843	1,988,879
Mid-America Apartment Communities Inc.	10,147	815,210
UDR Inc.	34,916	1,180,510

		12,982,074

Security	Shares	Value

RETAIL REITS — 23.53%
Brixmor Property Group Inc.	23,596	$577,394
DDR Corp.	41,176	671,169
Federal Realty Investment Trust	9,257	1,266,265
General Growth Properties Inc.	67,901	1,842,833
Kimco Realty Corp.[a]	55,417	1,369,354
Macerich Co. (The)	21,293	1,685,554
National Retail Properties Inc.[a]	18,071	671,699
Realty Income Corp.[a]	31,348	1,513,795
Regency Centers Corp.	12,573	804,295
Simon Property Group Inc.	41,888	7,842,271
Taubman Centers Inc.	8,518	637,147
Weingarten Realty Investors[a]	15,041	529,142

		19,410,918
SPECIALIZED REITS — 23.32%
American Tower Corp.	56,955	5,416,990
Crown Castle International Corp.	45,029	3,688,325
Digital Realty Trust Inc.	18,247	1,172,735
Extra Space Storage Inc.	14,676	1,078,980
Iron Mountain Inc.	24,940	749,447
Plum Creek Timber Co. Inc.	23,852	977,932
Public Storage	19,547	4,010,653
Weyerhaeuser Co.	69,792	2,141,916

		19,236,978

TOTAL COMMON STOCKS
(Cost: $71,248,804)		82,497,508

SHORT-TERM INVESTMENTS — 3.86%

MONEY MARKET FUNDS — 3.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[b,c,d]	2,937,680	2,937,680
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[b,c,d]	162,298	162,298
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[b,c]	84,757	84,757

		3,184,735

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,184,735)		3,184,735

TOTAL INVESTMENTS IN SECURITIES — 103.88%
(Cost: $74,433,539)		85,682,243
Other Assets, Less Liabilities — (3.88)%		(3,204,228)

NET ASSETS — 100.00%		$82,478,015

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

81

Schedule of Investments (Unaudited)

iSHARES® SELECT DIVIDEND ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

AEROSPACE & DEFENSE — 3.70%
Lockheed Martin Corp.	2,458,579	$509,171,711

		509,171,711
BANKS — 4.71%
Bank of Hawaii Corp.[a]	2,385,230	160,931,468
BB&T Corp.	2,042,167	82,238,065
First Niagara Financial Group Inc.	2,887,104	28,033,780
FirstMerit Corp.	2,731,784	51,193,632
FNB Corp./PA	2,986,597	41,185,173
People’s United Financial Inc.	3,582,764	58,291,570
Trustmark Corp.	3,112,916	74,834,501
United Bankshares Inc./WV	2,804,575	113,669,425
Valley National Bancorp	3,738,681	37,087,715

		647,465,329
BEVERAGES — 0.79%
Coca-Cola Co. (The)	2,659,132	109,237,143

		109,237,143
BIOTECHNOLOGY — 0.29%
PDL BioPharma Inc.	6,804,796	39,603,913

		39,603,913
CAPITAL MARKETS — 0.58%
Federated Investors Inc. Class B	2,372,764	79,985,874

		79,985,874
CHEMICALS — 0.37%
Olin Corp.	2,183,835	50,206,367

		50,206,367
COMMERCIAL SERVICES & SUPPLIES — 2.54%
Pitney Bowes Inc.	2,717,960	56,859,723
Republic Services Inc.	2,254,927	95,902,045
RR Donnelley & Sons Co.	4,334,128	76,063,946
Waste Management Inc.	2,361,081	120,722,072

		349,547,786
CONTAINERS & PACKAGING — 2.50%
Avery Dennison Corp.	2,188,119	133,147,041
Greif Inc. Class A	3,692,048	114,416,568
Sonoco Products Co.	2,338,700	96,541,536

		344,105,145
DISTRIBUTORS — 1.39%
Genuine Parts Co.	2,152,717	191,484,177

		191,484,177

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.34%
CME Group Inc./IL	3,356,766	$322,383,807

		322,383,807
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.20%
AT&T Inc.	4,656,356	161,761,807
CenturyLink Inc.	4,944,936	141,425,170

		303,186,977
ELECTRIC UTILITIES — 14.88%
American Electric Power Co. Inc.	3,127,336	176,913,398
Cleco Corp.	2,380,922	129,593,584
Edison International	2,176,012	130,582,480
Entergy Corp.	3,591,696	255,082,250
Eversource Energy	2,763,521	137,402,264
Exelon Corp.	3,146,927	100,984,887
FirstEnergy Corp.	3,404,384	115,612,881
Great Plains Energy Inc.	3,064,305	80,009,004
IDACORP Inc.[a]	2,535,282	157,466,365
NextEra Energy Inc.	2,540,010	267,209,052
OGE Energy Corp.	2,589,423	77,061,228
Pinnacle West Capital Corp.	3,111,591	192,016,281
PPL Corp.	3,833,421	121,941,122
Xcel Energy Inc.	3,054,582	105,902,358

		2,047,777,154
ELECTRICAL EQUIPMENT — 2.21%
Eaton Corp. PLC	2,670,076	161,753,204
Emerson Electric Co.	2,736,168	141,596,694

		303,349,898
ENERGY EQUIPMENT & SERVICES — 3.40%
Ensco PLC Class A	2,156,097	35,748,088
Helmerich & Payne Inc.	3,444,864	198,906,448
National Oilwell Varco Inc.	3,090,087	130,185,365
Noble Corp. PLC	8,599,918	102,769,020

		467,608,921
FOOD & STAPLES RETAILING — 0.67%
Sysco Corp.	2,524,217	91,654,319

		91,654,319
FOOD PRODUCTS — 1.89%
Campbell Soup Co.	2,255,362	111,211,900
General Mills Inc.	2,562,801	149,180,646

		260,392,546
GAS UTILITIES — 2.23%
AGL Resources Inc.	3,524,046	169,436,132
New Jersey Resources Corp.	2,496,928	72,161,219
Questar Corp.	2,974,161	65,847,924

		307,445,275

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2015

Security	Shares	Value

HOTELS, RESTAURANTS & LEISURE — 3.64%
Darden Restaurants Inc.	2,880,075	$212,434,332
McDonald’s Corp.	2,893,118	288,906,763

		501,341,095
HOUSEHOLD DURABLES — 3.15%
Garmin Ltd.	3,132,339	131,276,327
Leggett & Platt Inc.	2,275,081	108,771,623
Tupperware Brands Corp.[a]	3,312,260	193,667,842

		433,715,792
HOUSEHOLD PRODUCTS — 4.09%
Clorox Co. (The)	2,226,300	249,212,022
Kimberly-Clark Corp.	2,730,972	313,979,851

		563,191,873
INDUSTRIAL CONGLOMERATES — 0.56%
General Electric Co.	2,949,842	76,990,876

		76,990,876
INSURANCE — 4.07%
Arthur J Gallagher & Co.	2,589,637	122,826,483
Cincinnati Financial Corp.	2,850,007	157,348,887
Mercury General Corp.[a]	3,759,867	212,244,492
Old Republic International Corp.	4,062,781	67,970,326

		560,390,188
LEISURE PRODUCTS — 0.84%
Mattel Inc.	4,987,516	115,760,246

		115,760,246
MEDIA — 1.53%
Cinemark Holdings Inc.	1,957,542	77,244,608
Meredith Corp.[a]	2,771,235	132,797,581

		210,042,189
METALS & MINING — 0.30%
Commercial Metals Co.	2,640,263	40,686,453

		40,686,453
MULTI-UTILITIES — 15.53%
Alliant Energy Corp.	2,947,253	181,285,532
Avista Corp.[a]	3,301,221	109,006,317
Black Hills Corp.[a]	2,717,339	113,204,343
CenterPoint Energy Inc.	3,907,929	75,579,347
CMS Energy Corp.	2,854,099	97,781,432
Dominion Resources Inc./VA	3,043,917	218,248,849
DTE Energy Co.	2,853,562	229,597,599
NiSource Inc.	2,049,606	35,786,121
NorthWestern Corp.[a]	3,114,961	167,709,500
PG&E Corp.	2,861,797	150,272,960
Public Service Enterprise Group Inc.	3,133,455	130,571,070
SCANA Corp.	3,372,294	184,801,711

Security	Shares	Value

Sempra Energy	2,131,310	$216,924,732
TECO Energy Inc.	3,901,960	86,311,355
WEC Energy Group Inc.	2,855,146	139,902,154

		2,136,983,022
OIL, GAS & CONSUMABLE FUELS — 7.25%
Chevron Corp.	3,340,187	295,539,746
ConocoPhillips	3,848,820	193,749,599
HollyFrontier Corp.	2,660,311	128,386,609
Occidental Petroleum Corp.	3,133,621	219,980,194
ONEOK Inc.	4,240,299	160,240,899

		997,897,047
PAPER & FOREST PRODUCTS — 0.88%
Domtar Corp.	2,961,862	120,429,309

		120,429,309
PHARMACEUTICALS — 4.14%
Bristol-Myers Squibb Co.	1,822,606	119,635,858
Eli Lilly & Co.	2,360,439	199,480,700
Merck & Co. Inc.	2,594,078	152,946,839
Pfizer Inc.	2,690,132	97,006,160

		569,069,557
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.50%
Intel Corp.	2,398,095	69,424,850

		69,424,850
SPECIALTY RETAIL — 0.93%
Guess? Inc.[a]	4,224,217	92,468,110
Staples Inc.	2,434,321	35,808,862

		128,276,972
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.18%
Seagate Technology PLC	3,210,284	162,440,370

		162,440,370
THRIFTS & MORTGAGE FINANCE — 0.68%
New York Community Bancorp Inc.	4,898,390	93,216,362

		93,216,362
TOBACCO — 3.85%
Altria Group Inc.	3,218,170	175,004,085
Philip Morris International Inc.	4,153,504	355,249,197

		530,253,282

TOTAL COMMON STOCKS
(Cost: $11,775,889,989)		13,734,715,825

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® SELECT DIVIDEND ETF

July 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.06%

MONEY MARKET FUNDS — 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,b]	7,541,417	$7,541,417

		7,541,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,541,417)		7,541,417

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $11,783,431,406)		13,742,257,242
Other Assets, Less Liabilities — 0.13%		18,053,859

NET ASSETS — 100.00%		$13,760,311,101

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Open futures contracts as of July 31, 2015 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500	137	Sep. 2015	Chicago Mercantile	$14,374,040	$177,736

See accompanying notes to schedules of investments.

84

Schedule of Investments (Unaudited)

iSHARES® TRANSPORTATION AVERAGE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

AIR FREIGHT & LOGISTICS — 29.12%
CH Robinson Worldwide Inc.	618,792	$43,408,259
Expeditors International of Washington Inc.	706,261	33,102,453
FedEx Corp.	650,583	111,522,938
United Parcel Service Inc. Class B	666,234	68,195,712

		256,229,362
AIRLINES — 17.09%
Alaska Air Group Inc.	576,386	43,661,239
Delta Air Lines Inc.	670,716	29,739,547
JetBlue Airways Corp.[a,b]	687,271	15,793,488
Southwest Airlines Co.	672,134	24,331,251
United Continental Holdings Inc.[b]	654,135	36,886,673

		150,412,198
MARINE — 7.72%
Kirby Corp.[a,b]	567,038	41,059,222
Matson Inc.	648,360	26,855,071

		67,914,293
ROAD & RAIL — 45.89%
Avis Budget Group Inc.[a,b]	657,212	28,542,717
Con-way Inc.	711,019	27,580,427
CSX Corp.	689,260	21,560,053
JB Hunt Transport Services Inc.[a]	503,000	42,312,360
Kansas City Southern	643,630	63,841,660
Landstar System Inc.	591,457	42,602,648
Norfolk Southern Corp.	647,307	54,587,399
Ryder System Inc.	662,319	59,953,116
Union Pacific Corp.	644,174	62,864,940

		403,845,320

TOTAL COMMON STOCKS
(Cost: $972,767,647)		878,401,173

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	5,973,211	5,973,211
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	330,003	330,003

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,366,723	$1,366,723

		7,669,937

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,669,937)		7,669,937

TOTAL INVESTMENTS IN SECURITIES — 100.69%
(Cost: $980,437,584)		886,071,110
Other Assets, Less Liabilities — (0.69)%		(6,030,622)

NET ASSETS — 100.00%		$880,040,488

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

85

Schedule of Investments (Unaudited)

iSHARES® U.S. BASIC MATERIALS ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.77%

CHEMICALS — 80.88%
Air Products & Chemicals Inc.	136,524	$19,456,035
Airgas Inc.	47,940	4,890,839
Albemarle Corp.	79,331	4,299,740
Ashland Inc.	43,862	5,014,304
Axiall Corp.	49,521	1,457,403
Cabot Corp.	44,686	1,572,053
Celanese Corp. Series A	108,185	7,131,555
CF Industries Holdings Inc.	166,231	9,840,875
Chemours Co. (The)	128,024	1,398,022
Chemtura Corp.[a]	47,649	1,307,012
Cytec Industries Inc.	50,398	3,741,044
Dow Chemical Co. (The)	765,427	36,020,995
Eastman Chemical Co.	105,196	8,247,366
Ecolab Inc.	189,282	21,920,748
EI du Pont de Nemours & Co.	639,372	35,651,383
FMC Corp.	94,190	4,571,983
HB Fuller Co.	35,694	1,429,902
Huntsman Corp.	143,828	2,732,732
International Flavors & Fragrances Inc.	57,089	6,598,917
LyondellBasell Industries NV Class A	277,467	26,034,729
Minerals Technologies Inc.	24,439	1,582,425
Monsanto Co.	336,274	34,262,958
Mosaic Co. (The)	219,199	9,412,405
NewMarket Corp.	7,483	2,976,064
Olin Corp.	54,642	1,256,220
Platform Specialty Products Corp.[a,b]	92,829	2,160,131
PolyOne Corp.	62,948	2,157,228
PPG Industries Inc.	192,014	20,810,477
Praxair Inc.	203,637	23,243,127
RPM International Inc.	94,213	4,415,763
Scotts Miracle-Gro Co. (The) Class A	31,504	1,902,527
Sensient Technologies Corp.	32,992	2,256,323
Sigma-Aldrich Corp.	84,357	11,777,081
Westlake Chemical Corp.	29,126	1,819,501
WR Grace & Co.[a]	51,343	5,182,049

		328,531,916
ELECTRICAL EQUIPMENT — 0.47%
Polypore International Inc.[a,b]	31,498	1,893,660

		1,893,660
METALS & MINING — 13.22%
Alcoa Inc.	926,034	9,139,956
Allegheny Technologies Inc.	77,086	1,643,473
Carpenter Technology Corp.	35,752	1,342,130
Cliffs Natural Resources Inc.[b]	107,923	271,966
Commercial Metals Co.	82,086	1,264,945
Compass Minerals International Inc.	23,718	1,897,440
Freeport-McMoRan Inc.	734,626	8,631,855
Newmont Mining Corp.	373,333	6,410,128
Nucor Corp.	225,390	9,948,715
Reliance Steel & Aluminum Co.	52,518	3,182,591
Royal Gold Inc.	46,104	2,324,564
Steel Dynamics Inc.	170,853	3,422,186

Security	Shares	Value

Stillwater Mining Co.[a,b]	85,516	$814,112
TimkenSteel Corp.	26,508	493,844
U.S. Steel Corp.	102,836	2,002,217
Worthington Industries Inc.	34,307	928,347

		53,718,469
OIL, GAS & CONSUMABLE FUELS — 0.72%
CONSOL Energy Inc.	161,821	2,673,283
Peabody Energy Corp.[b]	195,001	234,001

		2,907,284
PAPER & FOREST PRODUCTS — 4.48%
Domtar Corp.	45,243	1,839,580
International Paper Co.	298,683	14,297,955
KapStone Paper and Packaging Corp.	59,994	1,403,860
Resolute Forest Products Inc.[a]	67,122	663,165

		18,204,560

TOTAL COMMON STOCKS
(Cost: $553,692,372)		405,255,889

SHORT-TERM INVESTMENTS — 0.71%

MONEY MARKET FUNDS — 0.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	2,118,864	2,118,864
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	117,061	117,061
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	664,611	664,611

		2,900,536

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,900,536)		2,900,536

TOTAL INVESTMENTS IN SECURITIES — 100.48%
(Cost: $556,592,908)		408,156,425
Other Assets, Less Liabilities — (0.48)%		(1,964,462)

NET ASSETS — 100.00%		$406,191,963

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

86

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.71%

AUTO COMPONENTS — 4.99%
Autoliv Inc.	28,705	$3,019,766
BorgWarner Inc.	73,803	3,668,747
Cooper Tire & Rubber Co.	17,778	585,430
Dana Holding Corp.	53,210	987,578
Delphi Automotive PLC	94,178	7,353,418
Gentex Corp./MI	95,956	1,542,972
Goodyear Tire & Rubber Co. (The)	87,983	2,650,928
Johnson Controls Inc.	213,584	9,730,887
Lear Corp.	25,362	2,639,423
Tenneco Inc.[a]	20,038	998,093
Visteon Corp.[a]	14,557	1,448,858

		34,626,100
AUTOMOBILES — 6.68%
Ford Motor Co.	1,296,610	19,228,726
General Motors Co.	440,335	13,874,956
Harley-Davidson Inc.	68,188	3,975,361
Tesla Motors Inc.[a,b]	31,746	8,449,198
Thor Industries Inc.	14,856	830,153

		46,358,394
BEVERAGES — 18.85%
Brown-Forman Corp. Class B	50,825	5,509,938
Coca-Cola Co. (The)	1,279,478	52,560,956
Coca-Cola Enterprises Inc.	69,910	3,571,003
Constellation Brands Inc. Class A	55,263	6,632,665
Dr. Pepper Snapple Group Inc.	62,539	5,016,879
Molson Coors Brewing Co. Class B	52,074	3,704,544
Monster Beverage Corp.[a]	47,955	7,363,490
PepsiCo Inc.	481,430	46,385,781

		130,745,256
COMMERCIAL SERVICES & SUPPLIES — 0.18%
Herman Miller Inc.	19,349	542,546
HNI Corp.	14,510	719,551

		1,262,097
DISTRIBUTORS — 1.23%
Genuine Parts Co.	49,643	4,415,745
LKQ Corp.[a]	99,214	3,121,272
Pool Corp.	14,209	1,000,598

		8,537,615
DIVERSIFIED FINANCIAL SERVICES — 0.35%
Leucadia National Corp.	102,843	2,418,867

		2,418,867
FOOD PRODUCTS — 17.06%
Archer-Daniels-Midland Co.	202,344	9,595,152
B&G Foods Inc.	18,801	555,194

Security	Shares	Value

Bunge Ltd.	46,841	$3,740,254
Campbell Soup Co.	57,967	2,858,353
ConAgra Foods Inc.	139,287	6,136,985
Darling Ingredients Inc.[a]	53,771	690,957
Dean Foods Co.	30,945	550,821
Flowers Foods Inc.	60,296	1,306,011
General Mills Inc.	194,423	11,317,363
Hain Celestial Group Inc. (The)[a,b]	33,461	2,274,679
Hershey Co. (The)	47,868	4,446,459
Hormel Foods Corp.	43,957	2,602,694
Ingredion Inc.	23,334	2,058,059
JM Smucker Co. (The)	31,612	3,530,744
Kellogg Co.	81,719	5,407,346
Keurig Green Mountain Inc.	37,662	2,826,156
Kraft Heinz Co. (The)	193,178	15,351,856
Lancaster Colony Corp.	6,305	587,689
McCormick & Co. Inc./MD	41,682	3,418,341
Mead Johnson Nutrition Co.	66,059	5,838,955
Mondelez International Inc. Class A	530,543	23,943,406
Post Holdings Inc.[a,b]	17,872	960,441
TreeHouse Foods Inc.[a]	14,037	1,150,473
Tyson Foods Inc. Class A	95,149	4,219,858
WhiteWave Foods Co. (The)[a]	57,115	2,948,276

		118,316,522
HOUSEHOLD DURABLES — 5.27%
DR Horton Inc.	108,816	3,230,747
Harman International Industries Inc.	23,205	2,498,250
Jarden Corp.[a]	63,263	3,479,465
Leggett & Platt Inc.	44,944	2,148,773
Lennar Corp. Class A	58,230	3,088,519
Mohawk Industries Inc.[a]	20,261	4,084,415
Newell Rubbermaid Inc.	87,642	3,793,146
NVR Inc.[a]	1,261	1,878,940
PulteGroup Inc.	107,027	2,217,599
Ryland Group Inc. (The)	15,337	697,373
Tempur Sealy International Inc.[a]	19,914	1,504,503
Toll Brothers Inc.[a]	52,266	2,034,193
TopBuild Corp.[a]	12,538	360,593
Tupperware Brands Corp.	16,282	952,009
Whirlpool Corp.	25,648	4,558,419

		36,526,944
HOUSEHOLD PRODUCTS — 15.81%
Church & Dwight Co. Inc.	42,682	3,684,737
Clorox Co. (The)	42,783	4,789,129
Colgate-Palmolive Co.	277,337	18,864,463
Energizer Holdings Inc. New[a]	20,372	784,526
Kimberly-Clark Corp.	118,757	13,653,492
Procter & Gamble Co. (The)	884,875	67,869,912

		109,646,259
LEISURE PRODUCTS — 1.55%
Brunswick Corp./DE	30,172	1,601,831
Hasbro Inc.	36,537	2,876,923
Mattel Inc.[b]	110,352	2,561,270
Polaris Industries Inc.	19,944	2,733,525
Vista Outdoor Inc.[a]	20,733	977,976

		10,751,525

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER GOODS ETF

July 31, 2015

Security	Shares	Value

MACHINERY — 1.86%
Middleby Corp. (The)[a]	18,698	$2,294,245
Snap-on Inc.	19,026	3,135,485
Stanley Black & Decker Inc.	50,142	5,289,479
WABCO Holdings Inc.[a]	17,791	2,196,655

		12,915,864
PERSONAL PRODUCTS — 1.60%
Avon Products Inc.	141,273	801,018
Edgewell Personal Care Co.	20,280	1,940,999
Estee Lauder Companies Inc. (The) Class A	72,818	6,488,812
Herbalife Ltd.[a,b]	22,303	1,126,078
Nu Skin Enterprises Inc. Class A	19,289	764,809

		11,121,716
SOFTWARE — 1.83%
Activision Blizzard Inc.	163,431	4,214,885
Electronic Arts Inc.[a]	101,413	7,256,100
Take-Two Interactive Software Inc.[a]	27,719	875,366
TiVo Inc.[a]	31,334	312,087

		12,658,438
TEXTILES, APPAREL & LUXURY GOODS — 9.51%
Carter’s Inc.	17,138	1,737,965
Coach Inc.	90,114	2,811,557
Deckers Outdoor Corp.[a,b]	10,855	791,112
Fossil Group Inc.[a,b]	13,994	962,088
Hanesbrands Inc.	131,012	4,065,302
Iconix Brand Group Inc.[a,b]	15,698	341,118
Kate Spade & Co.[a,b]	41,762	840,252
lululemon athletica Inc.[a,b]	34,097	2,143,337
Michael Kors Holdings Ltd.[a]	64,806	2,721,204
NIKE Inc. Class B	227,142	26,171,301
PVH Corp.	26,974	3,130,063
Ralph Lauren Corp.	19,711	2,481,418
Skechers U.S.A. Inc. Class Aa	13,423	2,019,490
Steven Madden Ltd.[a,b]	18,202	758,659
Under Armour Inc. Class Aa,b	54,831	5,446,363
VF Corp.	110,886	8,548,202
Wolverine World Wide Inc.	33,553	983,774

		65,953,205
TOBACCO — 12.94%
Altria Group Inc.	641,416	34,880,202
Philip Morris International Inc.	505,269	43,215,658
Reynolds American Inc.	135,574	11,630,893

		89,726,753

TOTAL COMMON STOCKS
(Cost: $675,088,811)		691,565,555

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.80%

MONEY MARKET FUNDS — 2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	17,356,528	$17,356,528
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	958,899	958,899
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,096,923	1,096,923

		19,412,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $19,412,350)		19,412,350

TOTAL INVESTMENTS IN SECURITIES — 102.51%
(Cost: $694,501,161)		710,977,905
Other Assets, Less Liabilities — (2.51)%		(17,401,440)

NET ASSETS — 100.00%		$693,576,465

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

88

Schedule of Investments (Unaudited)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.95%

AIRLINES — 4.18%
Alaska Air Group Inc.	45,345	$3,434,884
American Airlines Group Inc.	242,344	9,717,995
Delta Air Lines Inc.	287,300	12,738,882
JetBlue Airways Corp.[a]	92,040	2,115,079
Southwest Airlines Co.	233,772	8,462,546
Spirit Airlines Inc.[a]	25,528	1,527,085
United Continental Holdings Inc.[a]	133,625	7,535,114

		45,531,585
COMMERCIAL SERVICES & SUPPLIES — 0.40%
Copart Inc.[a]	39,827	1,434,967
KAR Auction Services Inc.	49,584	1,930,305
Rollins Inc.	33,646	975,734

		4,341,006
DIVERSIFIED CONSUMER SERVICES — 0.84%
Apollo Education Group Inc.[a]	34,056	436,257
DeVry Education Group Inc.	20,054	609,240
Graham Holdings Co. Class B	1,551	1,069,507
Grand Canyon Education Inc.[a,b]	16,462	714,945
H&R Block Inc.	96,278	3,205,095
Service Corp. International/U.S.	70,684	2,156,569
Sotheby’sb	21,631	904,825

		9,096,438
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.05%
Dolby Laboratories Inc. Class A	15,255	536,213

		536,213
FOOD & STAPLES RETAILING — 15.40%
Casey’s General Stores Inc.	13,546	1,384,604
Costco Wholesale Corp.	153,737	22,337,986
CVS Health Corp.	394,703	44,392,246
Kroger Co. (The)	342,952	13,457,437
Rite Aid Corp.[a]	321,667	2,866,053
Sprouts Farmers Market Inc.[a,b]	50,408	1,236,004
Sysco Corp.	207,699	7,541,551
United Natural Foods Inc.[a,b]	17,525	797,913
Wal-Mart Stores Inc.	552,026	39,734,832
Walgreens Boots Alliance Inc.	305,246	29,495,921
Whole Foods Market Inc.	125,325	4,561,830

		167,806,377
HEALTH CARE PROVIDERS & SERVICES — 3.80%
AmerisourceBergen Corp.	73,005	7,720,279
Cardinal Health Inc.	115,727	9,834,480
Chemed Corp.[b]	6,006	891,651
McKesson Corp.	81,000	17,866,170
Omnicare Inc.	33,890	3,282,246

Security	Shares	Value

VCA Inc.[a]	28,737	$1,768,188

		41,363,014
HOTELS, RESTAURANTS & LEISURE — 14.17%
Brinker International Inc.	21,382	1,280,782
Buffalo Wild Wings Inc.[a,b]	6,644	1,299,434
Carnival Corp.	157,763	8,407,190
Cheesecake Factory Inc. (The)	15,860	915,756
Chipotle Mexican Grill Inc.[a,b]	10,861	8,061,360
Choice Hotels International Inc.	12,110	613,493
Cracker Barrel Old Country Store Inc.	8,380	1,272,838
Darden Restaurants Inc.	44,001	3,245,514
Domino’s Pizza Inc.	19,306	2,197,795
Dunkin’ Brands Group Inc.	33,661	1,813,991
Hilton Worldwide Holdings Inc.[a]	183,065	4,915,295
Hyatt Hotels Corp. Class Aa,b	19,321	1,078,691
Jack in the Box Inc.	13,074	1,242,030
Las Vegas Sands Corp.	128,462	7,199,011
Marriott International Inc./MD Class A	72,133	5,237,577
Marriott Vacations Worldwide Corp.	9,704	811,254
McDonald’s Corp.	335,299	33,482,958
MGM Resorts International[a,b]	143,767	2,820,709
Norwegian Cruise Line Holdings Ltd.[a]	48,217	3,009,705
Panera Bread Co. Class Aa	8,873	1,811,157
Royal Caribbean Cruises Ltd.	57,693	5,183,716
Six Flags Entertainment Corp.	31,196	1,454,982
Starbucks Corp.	524,890	30,406,878
Starwood Hotels & Resorts Worldwide Inc.	59,776	4,749,801
Vail Resorts Inc.	12,713	1,394,489
Wendy’s Co. (The)	80,844	829,460
Wyndham Worldwide Corp.	41,991	3,465,097
Wynn Resorts Ltd.	28,519	2,944,016
Yum! Brands Inc.	151,257	13,274,314

		154,419,293
INTERNET & CATALOG RETAIL — 11.72%
Amazon.com Inc.[a]	133,579	71,618,381
Expedia Inc.	34,876	4,235,342
Groupon Inc.[a,b]	149,081	718,570
HSN Inc.	11,377	836,323
Liberty Interactive Corp. QVC Group Series Aa	153,736	4,466,031
Liberty TripAdvisor Holdings Inc. Class Aa	24,586	720,124
Liberty Ventures Series Aa	46,594	1,932,719
Netflix Inc.[a]	148,445	16,968,748
Priceline Group Inc. (The)[a,b]	18,134	22,550,898
Shutterfly Inc.[a]	13,201	570,943
TripAdvisor Inc.[a,b]	39,155	3,108,124

		127,726,203
INTERNET SOFTWARE & SERVICES — 0.05%
Yelp Inc.[a,b]	22,230	586,872

		586,872
IT SERVICES — 0.04%
Acxiom Corp.[a]	26,991	483,409

		483,409

89

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2015

Security	Shares	Value

MEDIA — 25.30%
AMC Networks Inc. Class Aa	20,731	$1,745,965
Cable One Inc.[a]	1,553	644,837
Cablevision Systems Corp. Class A	77,114	2,176,157
CBS Corp. Class B NVS	158,381	8,468,632
Charter Communications Inc. Class Aa,b	28,992	5,388,453
Cinemark Holdings Inc.	36,752	1,450,234
Comcast Corp. Class A	879,266	54,874,991
Discovery Communications Inc. Class Aa,b	52,168	1,722,587
Discovery Communications Inc. Class C NVS[a]	91,327	2,767,208
DISH Network Corp. Class Aa	74,164	4,791,736
DreamWorks Animation SKG Inc. Class Aa,b	25,567	616,420
Gannett Co. Inc.[a,b]	39,901	504,748
Interpublic Group of Companies Inc. (The)	144,439	3,076,551
John Wiley & Sons Inc. Class A	16,304	864,275
Liberty Broadband Corp. Class Aa	8,680	468,460
Liberty Broadband Corp. Class Ca	22,693	1,214,756
Liberty Global PLC Series Aa	87,901	4,611,286
Liberty Global PLC Series C NVS[a]	207,067	10,175,272
Liberty Global PLC LiLAC Class Aa	4,310	184,296
Liberty Global PLC LiLAC Class Ca,b	10,438	444,137
Liberty Media Corp. Class Aa	34,736	1,313,021
Liberty Media Corp. Class Ca	68,901	2,597,568
Lions Gate Entertainment Corp.	33,571	1,315,312
Live Nation Entertainment Inc.[a]	51,036	1,338,164
Madison Square Garden Co. (The) Class Aa	20,676	1,724,378
Meredith Corp.	12,891	617,737
New York Times Co. (The) Class A	46,099	609,429
News Corp. Class Aa	175,147	2,579,915
Omnicom Group Inc.	85,461	6,245,490
Regal Entertainment Group Class A	27,683	570,270
Scripps Networks Interactive Inc. Class Ab	33,244	2,080,409
Sinclair Broadcast Group Inc. Class A	24,727	717,577
Sirius XM Holdings Inc.[a,b]	899,729	3,562,927
Starz Series Aa,b	29,579	1,196,471
TEGNA Inc.	79,349	2,311,436
Time Inc.	38,302	854,901
Time Warner Cable Inc.	98,886	18,789,329
Time Warner Inc.	288,454	25,395,490
Tribune Media Co.	33,174	1,674,955
Twenty-First Century Fox Inc. Class A	618,957	21,347,827
Viacom Inc. Class B NVS	124,974	7,123,518
Walt Disney Co. (The)	546,063	65,527,560

		275,684,685
MULTILINE RETAIL — 4.76%
Big Lots Inc.	18,861	814,418
Dillard’s Inc. Class A	8,678	884,115
Dollar General Corp.	103,930	8,352,854
Dollar Tree Inc.[a]	77,967	6,083,765
JC Penney Co. Inc.[a,b]	106,814	880,147
Kohl’s Corp.	69,216	4,244,325
Macy’s Inc.	117,678	8,126,843
Nordstrom Inc.	49,319	3,763,533
Sears Holdings Corp.[a,b]	17,622	379,754
Target Corp.	223,350	18,281,197

		51,810,951
PROFESSIONAL SERVICES — 0.99%
Dun & Bradstreet Corp. (The)	12,604	1,572,601

Security	Shares	Value

IHS Inc. Class Aa	24,060	$3,008,222
Nielsen NV	129,112	6,256,767

		10,837,590
ROAD & RAIL — 0.39%
Avis Budget Group Inc.[a,b]	37,160	1,613,859
Hertz Global Holdings Inc.[a]	156,594	2,660,532

		4,274,391
SOFTWARE — 0.21%
FactSet Research Systems Inc.	13,587	2,250,823

		2,250,823
SPECIALTY RETAIL — 17.65%
Aaron’s Inc.	22,588	835,304
Abercrombie & Fitch Co. Class A	24,325	488,689
Advance Auto Parts Inc.	25,598	4,459,428
American Eagle Outfitters Inc.	61,512	1,091,838
ANN INC.[a]	16,084	735,843
Asbury Automotive Group Inc.[a,b]	9,565	844,590
Ascena Retail Group Inc.[a]	46,393	580,840
AutoNation Inc.[a]	26,322	1,640,914
AutoZone Inc.[a]	11,097	7,778,331
Bed Bath & Beyond Inc.[a]	59,923	3,908,777
Best Buy Co. Inc.	102,418	3,307,077
Cabela’s Inc.[a,b]	16,871	749,579
CarMax Inc.[a,b]	73,188	4,721,358
Chico’s FAS Inc.	49,706	756,525
CST Brands Inc.	26,974	1,021,775
Dick’s Sporting Goods Inc.	33,974	1,731,995
DSW Inc. Class A	24,621	800,675
Foot Locker Inc.	48,919	3,451,236
GameStop Corp. Class Ab	37,327	1,711,443
Gap Inc. (The)	91,971	3,355,102
Genesco Inc.[a]	8,412	544,172
GNC Holdings Inc. Class A	30,289	1,490,522
Group 1 Automotive Inc.	7,528	729,990
Guess? Inc.	22,370	489,679
Home Depot Inc. (The)	454,397	53,178,081
L Brands Inc.	85,789	6,924,888
Lithia Motors Inc. Class A	8,015	959,315
Lowe’s Companies Inc.	326,262	22,629,532
Lumber Liquidators Holdings Inc.[a,b]	9,233	178,197
Men’s Wearhouse Inc. (The)	16,055	955,594
Murphy USA Inc.[a]	14,880	814,829
O’Reilly Automotive Inc.[a]	35,327	8,489,431
Office Depot Inc.[a]	172,404	1,379,232
Pier 1 Imports Inc.	31,450	371,425
Restoration Hardware Holdings Inc.[a,b]	12,717	1,290,267
Ross Stores Inc.	144,745	7,694,644
Sally Beauty Holdings Inc.[a,b]	44,670	1,330,719
Signet Jewelers Ltd.	28,028	3,397,554
Staples Inc.	224,092	3,296,393
Tiffany & Co.	39,306	3,761,584
TJX Companies Inc. (The)	238,004	16,617,439
Tractor Supply Co.	47,722	4,415,240
Ulta Salon Cosmetics & Fragrance Inc.[a,b]	22,472	3,731,026
Urban Outfitters Inc.[a]	34,058	1,110,972

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. CONSUMER SERVICES ETF

July 31, 2015

Security	Shares	Value

Williams-Sonoma Inc.	29,812	$2,523,884

		192,275,928

TOTAL COMMON STOCKS
(Cost: $961,497,453)		1,089,024,778

SHORT-TERM INVESTMENTS — 5.50%

MONEY MARKET FUNDS — 5.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	56,008,058	56,008,058
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	3,094,285	3,094,285
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	830,851	830,851

		59,933,194

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,933,194)		59,933,194

TOTAL INVESTMENTS IN SECURITIES — 105.45%
(Cost: $1,021,430,647)		1,148,957,972
Other Assets, Less Liabilities — (5.45)%		(59,343,758)

NET ASSETS — 100.00%		$1,089,614,214

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

91

Schedule of Investments (Unaudited)

iSHARES® U.S. ENERGY ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.70%

ELECTRIC UTILITIES — 0.40%
OGE Energy Corp.	165,347	$4,920,727

		4,920,727
ELECTRICAL EQUIPMENT — 0.20%
Solarcity Corp.[a,b]	42,593	2,470,394

		2,470,394
ENERGY EQUIPMENT & SERVICES — 17.71%
Atwood Oceanics Inc.	50,164	1,043,411
Baker Hughes Inc.	360,720	20,975,868
Bristow Group Inc.	28,816	1,298,161
Cameron International Corp.[a]	158,804	8,013,250
CARBO Ceramics Inc.[b]	16,339	536,736
Core Laboratories NV	35,627	3,905,788
Diamond Offshore Drilling Inc.[b]	55,887	1,226,720
Dril-Quip Inc.[a,b]	32,309	1,887,169
Ensco PLC Class A	194,064	3,217,581
Exterran Holdings Inc.	57,736	1,431,275
FMC Technologies Inc.[a]	191,564	6,275,637
Forum Energy Technologies Inc.[a,b]	51,167	781,832
Halliburton Co.	706,140	29,509,591
Helix Energy Solutions Group Inc.[a]	81,755	684,289
Helmerich & Payne Inc.	89,287	5,155,431
McDermott International Inc.[a,b]	196,670	865,348
Nabors Industries Ltd.	242,498	2,815,402
National Oilwell Varco Inc.	321,899	13,561,605
Noble Corp. PLC[b]	201,225	2,404,639
Oceaneering International Inc.	82,125	3,286,642
Oil States International Inc.[a]	42,771	1,287,835
Patterson-UTI Energy Inc.	122,881	2,025,693
Rowan Companies PLC Class A	103,332	1,780,410
Schlumberger Ltd.	1,053,733	87,270,167
SEACOR Holdings Inc.[a,b]	14,354	906,742
Superior Energy Services Inc.	125,152	2,127,584
Tidewater Inc.[b]	39,047	762,588
Transocean Ltd.[b]	282,958	3,752,023
U.S. Silica Holdings Inc.[b]	44,209	995,587
Unit Corp.[a,b]	38,806	765,642
Weatherford International PLC[a,b]	642,764	6,864,720

		217,415,366
MACHINERY — 0.06%
Chart Industries Inc.[a,b]	25,288	690,362

		690,362
OIL, GAS & CONSUMABLE FUELS — 81.10%
Anadarko Petroleum Corp.	421,536	31,341,202
Antero Resources Corp.[a]	48,212	1,326,312
Apache Corp.	312,949	14,351,841
Cabot Oil & Gas Corp.	343,251	8,979,446
California Resources Corp.	255,626	1,081,298
Carrizo Oil & Gas Inc.[a]	39,296	1,498,356

Security	Shares	Value

Cheniere Energy Inc.[a]	182,784	$12,606,613
Chesapeake Energy Corp.[b]	428,801	3,713,417
Chevron Corp.	1,560,603	138,082,153
Cimarex Energy Co.	77,740	8,094,289
Cobalt International Energy Inc.[a]	247,588	1,908,904
Columbia Pipeline Group Inc.	263,443	7,687,267
Concho Resources Inc.[a]	99,591	10,612,417
ConocoPhillips	1,023,191	51,507,435
Continental Resources Inc./OKa,b	71,323	2,382,901
Denbury Resources Inc.[b]	295,636	1,164,806
Devon Energy Corp.	320,715	15,849,735
Diamondback Energy Inc.[a,b]	52,400	3,526,520
Energen Corp.	65,290	3,604,008
Energy XXI Ltd.[b]	77,928	137,933
EOG Resources Inc.	455,555	35,164,290
EQT Corp.	126,453	9,717,913
Exxon Mobil Corp.	3,469,861	274,847,690
Gulfport Energy Corp.[a]	88,670	2,904,829
Hess Corp.	202,739	11,963,628
HollyFrontier Corp.	162,545	7,844,422
Kinder Morgan Inc./DE	1,439,483	49,863,691
Laredo Petroleum Inc.[a,b]	103,458	886,635
Marathon Oil Corp.	560,129	11,768,310
Marathon Petroleum Corp.	450,849	24,647,915
Murphy Oil Corp.	138,679	4,547,284
Newfield Exploration Co.[a]	134,877	4,422,617
Noble Energy Inc.	355,275	12,516,338
Oasis Petroleum Inc.[a,b]	115,427	1,111,562
Occidental Petroleum Corp.	637,470	44,750,394
ONEOK Inc.	173,165	6,543,905
PBF Energy Inc.	71,356	2,252,709
Phillips 66	450,089	35,782,076
Pioneer Natural Resources Co.	123,923	15,709,719
QEP Resources Inc.	135,108	1,875,299
Range Resources Corp.	138,101	5,432,893
SandRidge Energy Inc.[a,b]	322,613	166,791
SemGroup Corp. Class A	36,502	2,594,927
SM Energy Co.	55,986	2,075,401
Southwestern Energy Co.[a,b]	321,000	5,970,600
Spectra Energy Corp.	557,130	16,858,754
Stone Energy Corp.[a,b]	47,979	277,798
Targa Resources Corp.	40,150	3,551,268
Teekay Corp.	38,761	1,388,031
Tesoro Corp.	104,480	10,170,083
Ultra Petroleum Corp.[a,b]	126,956	987,718
Valero Energy Corp.	422,100	27,689,760
Western Refining Inc.	58,799	2,596,564
Whiting Petroleum Corp.[a]	169,226	3,467,441
Williams Companies Inc. (The)	559,421	29,358,414
World Fuel Services Corp.	60,045	2,440,829
WPX Energy Inc.[a]	194,965	1,696,196

		995,301,547
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.23%
First Solar Inc.[a,b]	62,864	2,784,875

		2,784,875

TOTAL COMMON STOCKS
(Cost: $1,638,738,180)		1,223,583,271

92

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. ENERGY ETF

July 31, 2015

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.50%

MONEY MARKET FUNDS — 2.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	27,101,152	$27,101,152
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,497,261	1,497,261
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	2,028,915	2,028,915

		30,627,328

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,627,328)		30,627,328

TOTAL INVESTMENTS IN SECURITIES — 102.20%
(Cost: $1,669,365,508)		1,254,210,599
Other Assets, Less Liabilities — (2.20)%		(26,941,948)

NET ASSETS — 100.00%		$1,227,268,651

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

93

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.93%

BANKS — 55.24%
Associated Banc-Corp.	50,009	$985,677
BancorpSouth Inc.	28,126	710,744
Bank of America Corp.	3,442,028	61,543,461
Bank of Hawaii Corp.	14,360	968,869
BankUnited Inc.	34,016	1,242,264
BB&T Corp.	239,735	9,654,128
BOK Financial Corp.	7,066	469,606
Cathay General Bancorp	24,423	784,223
CIT Group Inc.	57,036	2,682,973
Citigroup Inc.	994,429	58,134,319
Citizens Financial Group Inc.	87,980	2,293,639
City National Corp./CA	15,839	1,424,084
Comerica Inc.	58,330	2,766,592
Commerce Bancshares Inc./MO	27,319	1,286,452
Cullen/Frost Bankers Inc.	17,958	1,301,057
East West Bancorp Inc.	47,445	2,123,638
Fifth Third Bancorp	265,281	5,589,471
First Financial Bankshares Inc.	21,060	715,619
First Horizon National Corp.	76,330	1,209,831
First Niagara Financial Group Inc.	115,473	1,121,243
First Republic Bank/CA	43,764	2,791,706
FirstMerit Corp.	54,090	1,013,647
FNB Corp./PA	57,030	786,444
Fulton Financial Corp.	57,899	750,371
Glacier Bancorp Inc.	24,588	690,923
Hancock Holding Co.	25,538	746,220
Huntington Bancshares Inc./OH	264,943	3,091,885
IBERIABANK Corp.	10,923	705,080
International Bancshares Corp.	18,977	511,051
Investors Bancorp Inc.	111,491	1,357,960
JPMorgan Chase & Co.	1,216,298	83,352,902
KeyCorp	278,014	4,125,728
M&T Bank Corp.	43,553	5,711,976
MB Financial Inc.	21,065	718,317
PacWest Bancorp	32,146	1,488,038
People’s United Financial Inc.	101,571	1,652,560
PNC Financial Services Group Inc. (The)[a]	169,745	16,665,564
Popular Inc.[b]	33,825	1,035,722
PrivateBancorp Inc.	23,069	953,672
Prosperity Bancshares Inc.	19,660	1,073,239
Regions Financial Corp.	439,275	4,564,067
Signature Bank/New York NYb	16,655	2,424,801
SunTrust Banks Inc.	169,214	7,502,949
Susquehanna Bancshares Inc.	58,703	833,583
SVB Financial Group[b]	16,817	2,406,513
Synovus Financial Corp.	43,645	1,375,690
TCF Financial Corp.	55,369	911,374
Texas Capital Bancshares Inc.[b,c]	14,944	880,799
Trustmark Corp.	22,172	533,015
U.S. Bancorp	581,104	26,271,712
UMB Financial Corp.	13,350	731,847
Umpqua Holdings Corp.	72,439	1,285,068
United Bankshares Inc./WV	20,925	848,090
Valley National Bancorp	72,286	717,077
Webster Financial Corp.	29,864	1,154,542
Wells Fargo & Co.	1,535,750	88,873,852

Security	Shares	Value

Wintrust Financial Corp.	15,555	$838,726
Zions BanCorp.	66,700	2,080,373

		430,464,973
CAPITAL MARKETS — 20.30%
Affiliated Managers Group Inc.[b]	17,935	3,728,687
Ameriprise Financial Inc.	59,461	7,472,464
Bank of New York Mellon Corp. (The)	367,569	15,952,495
BlackRock Inc.[a]	41,619	13,997,302
Charles Schwab Corp. (The)	378,836	13,213,800
E*TRADE Financial Corp.[b]	94,960	2,698,763
Eaton Vance Corp. NVS	38,576	1,479,775
Federated Investors Inc. Class B	31,208	1,052,022
Financial Engines Inc.	17,019	780,491
Franklin Resources Inc.	127,926	5,827,029
Goldman Sachs Group Inc. (The)	131,681	27,003,823
Invesco Ltd.	141,085	5,445,881
Janus Capital Group Inc.	48,728	798,165
Lazard Ltd. Class A	42,511	2,355,535
Legg Mason Inc.	31,963	1,577,054
LPL Financial Holdings Inc.	24,398	1,150,366
Morgan Stanley	503,619	19,560,562
Northern Trust Corp.	71,860	5,496,571
NorthStar Asset Management Group Inc./New York	63,538	1,164,016
Raymond James Financial Inc.	41,971	2,476,289
SEI Investments Co.	42,468	2,263,969
State Street Corp.	134,925	10,329,858
Stifel Financial Corp.[b]	22,230	1,221,539
T Rowe Price Group Inc.	86,124	6,642,744
TD Ameritrade Holding Corp.	89,102	3,272,716
Waddell & Reed Financial Inc. Class A	27,719	1,244,860

		158,206,776
CONSUMER FINANCE — 6.95%
Ally Financial Inc.[b]	143,603	3,269,840
American Express Co.	286,313	21,776,967
Capital One Financial Corp.	179,087	14,559,773
Discover Financial Services	145,027	8,093,957
Navient Corp.	127,483	2,001,483
PRA Group Inc.[b,c]	15,907	1,010,890
Santander Consumer USA Holdings Inc.[b]	33,166	801,954
SLM Corp.[b]	139,781	1,276,200
Synchrony Financial[b]	40,886	1,404,843

		54,195,907
DIVERSIFIED FINANCIAL SERVICES — 5.35%
CBOE Holdings Inc.	27,361	1,695,835
CME Group Inc./IL	103,994	9,987,584
FNFV Group[b]	26,449	385,097
Intercontinental Exchange Inc.	36,627	8,352,421
MarketAxess Holdings Inc.	12,258	1,198,832
McGraw Hill Financial Inc.	89,703	9,127,280
Moody’s Corp.	58,350	6,443,591
MSCI Inc.	36,914	2,516,058
NASDAQ OMX Group Inc. (The)	38,854	1,982,720

		41,689,418

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIAL SERVICES ETF

July 31, 2015

Security	Shares	Value

INSURANCE — 0.46%
FNF Group	91,122	$3,561,959

		3,561,959
IT SERVICES — 10.54%
MasterCard Inc. Class A	317,652	30,939,305
Visa Inc. Class A	633,552	47,731,808
Western Union Co. (The)	169,202	3,424,648

		82,095,761
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.02%
Altisource Portfolio Solutions SAb,c	5,056	165,129

		165,129
THRIFTS & MORTGAGE FINANCE — 1.07%
Capitol Federal Financial Inc.	42,273	508,121
Hudson City Bancorp Inc.	157,439	1,623,196
MGIC Investment Corp.[b]	111,661	1,236,087
New York Community Bancorp Inc.	145,530	2,769,436
Ocwen Financial Corp.[b,c]	35,342	297,933
Radian Group Inc.	62,808	1,159,436
Washington Federal Inc.	31,084	723,636

		8,317,845

TOTAL COMMON STOCKS
(Cost: $725,314,997)		778,697,768

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,d,e]	2,104,688	2,104,688
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	116,278	116,278
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	1,315,614	1,315,614

		3,536,580

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,536,580)		3,536,580

TOTAL INVESTMENTS IN SECURITIES — 100.38%
(Cost: $728,851,577)		782,234,348
Other Assets, Less Liabilities — (0.38)%		(2,962,275)

NET ASSETS — 100.00%		$779,272,073

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

95

Schedule of Investments (Unaudited)

iSHARES® U.S. FINANCIALS ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.96%

BANKS — 31.58%
Associated Banc-Corp.	58,765	$1,158,258
BancorpSouth Inc.	33,208	839,166
Bank of America Corp.	4,028,484	72,029,294
Bank of Hawaii Corp.	16,709	1,127,356
BankUnited Inc.	39,671	1,448,785
BB&T Corp.	280,495	11,295,534
BOK Financial Corp.	8,186	544,042
Cathay General Bancorp	28,842	926,117
CIT Group Inc.	66,676	3,136,439
Citigroup Inc.	1,163,864	68,039,489
Citizens Financial Group Inc.	103,173	2,689,720
City National Corp./CA	18,522	1,665,313
Comerica Inc.	68,504	3,249,145
Commerce Bancshares Inc./MO	32,210	1,516,769
Cullen/Frost Bankers Inc.	21,234	1,538,403
East West Bancorp Inc.	55,602	2,488,746
Fifth Third Bancorp	310,978	6,552,306
First Financial Bankshares Inc.	24,975	848,651
First Horizon National Corp.	89,452	1,417,814
First Niagara Financial Group Inc.	134,971	1,310,568
First Republic Bank/CA	51,276	3,270,896
FirstMerit Corp.	63,509	1,190,159
FNB Corp./PA	67,498	930,797
Fulton Financial Corp.	67,689	877,249
Glacier Bancorp Inc.	29,012	815,237
Hancock Holding Co.	29,842	871,983
Huntington Bancshares Inc./OH	310,999	3,629,358
IBERIABANK Corp.	12,992	838,634
International Bancshares Corp.	22,143	596,311
Investors Bancorp Inc.	131,596	1,602,839
JPMorgan Chase & Co.	1,423,518	97,553,689
KeyCorp	325,974	4,837,454
M&T Bank Corp.	51,050	6,695,208
MB Financial Inc.	25,045	854,035
PacWest Bancorp	37,779	1,748,790
People’s United Financial Inc.	118,374	1,925,945
PNC Financial Services Group Inc. (The)[a]	198,687	19,507,090
Popular Inc.[b]	39,907	1,221,952
PrivateBancorp Inc.	27,293	1,128,293
Prosperity Bancshares Inc.	23,071	1,259,446
Regions Financial Corp.	514,868	5,349,479
Signature Bank/New York NYb	19,482	2,836,384
SunTrust Banks Inc.	198,223	8,789,208
Susquehanna Bancshares Inc.	70,600	1,002,520
SVB Financial Group[b]	19,650	2,811,915
Synovus Financial Corp.	51,029	1,608,434
TCF Financial Corp.	65,114	1,071,776
Texas Capital Bancshares Inc.[b,c]	17,565	1,035,281
Trustmark Corp.	26,425	635,257
U.S. Bancorp	680,150	30,749,581
UMB Financial Corp.	15,750	863,415
Umpqua Holdings Corp.	85,077	1,509,266
United Bankshares Inc./WV	24,516	993,633
Valley National Bancorp	86,006	853,180
Webster Financial Corp.	34,802	1,345,445
Wells Fargo & Co.	1,797,392	104,015,075

Security	Shares	Value

Wintrust Financial Corp.	18,392	$991,697
Zions BanCorp.	77,843	2,427,923

		504,066,749
CAPITAL MARKETS — 11.60%
Affiliated Managers Group Inc.[b]	21,034	4,372,969
Ameriprise Financial Inc.	69,655	8,753,544
Bank of New York Mellon Corp. (The)	430,243	18,672,546
BlackRock Inc.[a]	48,717	16,384,501
Charles Schwab Corp. (The)	443,446	15,467,396
E*TRADE Financial Corp.[b]	111,045	3,155,899
Eaton Vance Corp. NVS	45,180	1,733,105
Federated Investors Inc. Class B	36,799	1,240,494
Financial Engines Inc.[c]	20,088	921,236
Franklin Resources Inc.	149,737	6,820,520
Goldman Sachs Group Inc. (The)	154,124	31,606,209
Invesco Ltd.	165,282	6,379,885
Janus Capital Group Inc.	56,978	933,300
Lazard Ltd. Class A	49,863	2,762,909
Legg Mason Inc.	37,369	1,843,786
LPL Financial Holdings Inc.	28,655	1,351,083
Morgan Stanley	589,476	22,895,248
Northern Trust Corp.	84,170	6,438,163
NorthStar Asset Management Group Inc./New York	74,580	1,366,306
Raymond James Financial Inc.	49,187	2,902,033
SEI Investments Co.	49,886	2,659,423
State Street Corp.	157,955	12,093,035
Stifel Financial Corp.[b]	26,120	1,435,294
T Rowe Price Group Inc.	100,732	7,769,459
TD Ameritrade Holding Corp.	104,563	3,840,599
Waddell & Reed Financial Inc. Class A	32,424	1,456,162

		185,255,104
CONSUMER FINANCE — 3.98%
Ally Financial Inc.[b]	168,422	3,834,969
American Express Co.	335,119	25,489,151
Capital One Financial Corp.	209,626	17,042,594
Discover Financial Services	169,872	9,480,556
Navient Corp.	149,048	2,340,054
PRA Group Inc.[b,c]	18,685	1,187,432
Santander Consumer USA Holdings Inc.[b]	39,294	950,129
SLM Corp.[b]	164,215	1,499,283
Synchrony Financial[b]	47,943	1,647,321

		63,471,489
DIVERSIFIED FINANCIAL SERVICES — 9.55%
Berkshire Hathaway Inc. Class Bb	699,569	99,856,479
CBOE Holdings Inc.	31,976	1,981,872
CME Group Inc./IL	121,775	11,695,271
FNFV Group[b]	31,010	451,506
Intercontinental Exchange Inc.	42,881	9,778,583
MarketAxess Holdings Inc.	14,321	1,400,594
McGraw Hill Financial Inc.	105,043	10,688,125
Moody’s Corp.	68,284	7,540,602
MSCI Inc.	43,105	2,938,037
NASDAQ OMX Group Inc. (The)	45,374	2,315,435
Voya Financial Inc.	82,588	3,877,507

		152,524,011

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2015

Security	Shares	Value

INSURANCE — 16.63%
ACE Ltd.	125,274	$13,626,053
Aflac Inc.	166,531	10,666,311
Alleghany Corp.[b]	6,157	2,993,102
Allied World Assurance Co. Holdings AG	36,564	1,545,195
Allstate Corp. (The)	156,979	10,823,702
American Financial Group Inc./OH	28,496	1,964,799
American International Group Inc.	511,497	32,797,188
Aon PLC	108,122	10,895,454
Arch Capital Group Ltd.[b]	47,524	3,391,313
Arthur J Gallagher & Co.	64,473	3,057,954
Aspen Insurance Holdings Ltd.	23,605	1,135,164
Assurant Inc.	26,017	1,940,868
Assured Guaranty Ltd.	57,815	1,414,155
Axis Capital Holdings Ltd.	38,912	2,239,775
Brown & Brown Inc.	44,244	1,479,962
Chubb Corp. (The)	88,175	10,962,798
Cincinnati Financial Corp.	56,841	3,138,192
CNO Financial Group Inc.	75,449	1,346,010
Endurance Specialty Holdings Ltd.[c]	23,258	1,616,198
Erie Indemnity Co. Class A	9,506	820,463
Everest Re Group Ltd.	17,039	3,120,182
First American Financial Corp.	41,694	1,691,943
FNF Group	106,841	4,176,415
Genworth Financial Inc. Class Ab	190,538	1,335,671
Hanover Insurance Group Inc. (The)	17,095	1,382,131
Hartford Financial Services Group Inc. (The)	161,174	7,663,824
HCC Insurance Holdings Inc.	36,658	2,828,531
Kemper Corp.	18,862	730,337
Lincoln National Corp.	97,194	5,473,966
Loews Corp.	114,181	4,351,438
Markel Corp.[b]	5,364	4,772,619
Marsh & McLennan Companies Inc.	206,586	11,969,593
Mercury General Corp.	10,962	618,805
MetLife Inc.	428,047	23,859,340
Old Republic International Corp.	92,501	1,547,542
PartnerRe Ltd.	18,289	2,486,572
Primerica Inc.	19,789	895,056
Principal Financial Group Inc.	105,252	5,842,539
ProAssurance Corp.	21,077	1,017,808
Progressive Corp. (The)	205,013	6,252,897
Prudential Financial Inc.	173,788	15,355,908
Reinsurance Group of America Inc.	25,363	2,448,037
RenaissanceRe Holdings Ltd.	17,734	1,902,858
RLI Corp.	14,406	795,643
StanCorp Financial Group Inc.	16,170	1,843,703
Symetra Financial Corp.	36,787	921,146
Torchmark Corp.	48,312	2,976,502
Travelers Companies Inc. (The)	122,270	12,975,292
Unum Group	95,997	3,440,533
Validus Holdings Ltd.	32,552	1,508,785
White Mountains Insurance Group Ltd.	2,295	1,620,270
Willis Group Holdings PLC	69,011	3,208,321
WR Berkley Corp.	38,260	2,131,847
XL Group PLC	117,670	4,473,813

		265,474,523
IT SERVICES — 6.02%
MasterCard Inc. Class A	371,788	36,212,151
Visa Inc. Class Ac	741,505	55,864,987

Security	Shares	Value

Western Union Co. (The)	198,577	$4,019,198

		96,096,336
REAL ESTATE INVESTMENT TRUSTS (REITS) — 19.07%
Alexandria Real Estate Equities Inc.	27,597	2,558,518
American Campus Communities Inc.	43,328	1,617,001
American Capital Agency Corp.	135,141	2,602,816
American Homes 4 Rent Class A	54,279	898,317
American Tower Corp.	162,314	15,437,685
Annaly Capital Management Inc.	364,506	3,626,835
Apartment Investment & Management Co. Class A	59,864	2,339,485
ARMOUR Residential REIT Inc.	139,314	395,652
AvalonBay Communities Inc.	50,683	8,734,708
BioMed Realty Trust Inc.[c]	78,477	1,690,395
Boston Properties Inc.	58,842	7,254,042
Brandywine Realty Trust	69,936	963,019
Camden Property Trust	33,367	2,657,014
CBL & Associates Properties Inc.	65,799	1,075,156
Chimera Investment Corp.	78,754	1,120,669
Colony Capital Inc.[c]	43,280	983,322
Columbia Property Trust Inc.	47,915	1,157,626
Communications Sales & Leasing Inc.[b]	46,454	968,566
Corporate Office Properties Trust	36,481	843,806
Corrections Corp. of America[c]	44,851	1,577,410
Cousins Properties Inc.	79,349	823,643
Crown Castle International Corp.	129,530	10,609,802
CubeSmart	64,000	1,674,240
CYS Investments Inc.[c]	60,588	470,163
DCT Industrial Trust Inc.	33,800	1,174,888
DDR Corp.[c]	115,623	1,884,655
DiamondRock Hospitality Co.	77,474	976,947
Digital Realty Trust Inc.	52,253	3,358,300
Douglas Emmett Inc.[c]	52,389	1,535,522
Duke Realty Corp.	132,186	2,666,192
DuPont Fabros Technology Inc.	25,674	774,071
EastGroup Properties Inc.	12,390	745,878
EPR Properties[c]	22,111	1,262,980
Equinix Inc.[c]	21,854	6,095,299
Equity Commonwealth[b]	49,953	1,308,769
Equity Lifestyle Properties Inc.	30,656	1,774,369
Equity Residential	139,707	10,451,481
Essex Property Trust Inc.	25,101	5,645,466
Extra Space Storage Inc.	42,663	3,136,584
Federal Realty Investment Trust	26,329	3,601,544
Gaming and Leisure Properties Inc.[c]	35,683	1,168,618
General Growth Properties Inc.	241,582	6,556,535
GEO Group Inc. (The)	28,771	1,086,105
Hatteras Financial Corp.	37,469	609,246
HCP Inc.	177,132	6,844,380
Health Care REIT Inc.	134,782	9,349,827
Healthcare Realty Trust Inc.	39,055	938,882
Healthcare Trust of America Inc. Class A	48,378	1,215,739
Highwoods Properties Inc.	36,214	1,532,939
Home Properties Inc.	22,375	1,649,037
Hospitality Properties Trust	54,441	1,492,772
Host Hotels & Resorts Inc.	291,003	5,639,638
Invesco Mortgage Capital Inc.	47,791	688,668
Iron Mountain Inc.	72,114	2,167,026
Kilroy Realty Corp.	33,824	2,396,430
Kimco Realty Corp.	158,652	3,920,291
Kite Realty Group Trust	32,298	852,667
Lamar Advertising Co. Class A	31,143	1,870,137

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. FINANCIALS ETF

July 31, 2015

Security	Shares	Value

LaSalle Hotel Properties	43,608	$1,450,838
Lexington Realty Trust[c]	81,402	700,057
Liberty Property Trust	57,458	1,955,296
Macerich Co. (The)	54,149	4,286,435
Mack-Cali Realty Corp.	32,363	674,445
Medical Properties Trust Inc.	80,579	1,101,515
MFA Financial Inc.[c]	143,012	1,076,880
Mid-America Apartment Communities Inc.[c]	28,864	2,318,934
National Retail Properties Inc.[c]	51,544	1,915,890
NorthStar Realty Finance Corp.	105,538	1,688,608
Omega Healthcare Investors Inc.[c]	61,781	2,240,179
Outfront Media Inc.	52,927	1,330,056
Paramount Group Inc.	55,820	997,503
Pebblebrook Hotel Trust	27,806	1,131,704
Piedmont Office Realty Trust Inc. Class A	59,120	1,076,575
Plum Creek Timber Co. Inc.	67,277	2,758,357
Post Properties Inc.	20,928	1,191,640
Potlatch Corp.	15,744	551,197
Prologis Inc.	200,917	8,159,239
Public Storage	55,735	11,435,707
Rayonier Inc.	49,126	1,208,500
Realty Income Corp.[c]	89,213	4,308,096
Redwood Trust Inc.[c]	32,621	505,625
Regency Centers Corp.[c]	36,141	2,311,940
Retail Properties of America Inc. Class A	91,600	1,333,696
RLJ Lodging Trust	50,938	1,519,481
Ryman Hospitality Properties Inc.	19,834	1,134,108
Senior Housing Properties Trust	89,938	1,553,229
Simon Property Group Inc.	119,409	22,355,753
SL Green Realty Corp.[c]	38,240	4,402,954
Sovran Self Storage Inc.	13,736	1,307,805
Spirit Realty Capital Inc.	170,340	1,728,951
Starwood Property Trust Inc.[c]	90,935	1,978,746
Strategic Hotels & Resorts Inc.[b]	106,170	1,451,344
Sun Communities Inc.[c]	19,482	1,354,194
Sunstone Hotel Investors Inc.[c]	79,945	1,124,826
Tanger Factory Outlet Centers Inc.	36,962	1,200,526
Taubman Centers Inc.	20,506	1,533,849
Two Harbors Investment Corp.	140,429	1,435,184
UDR Inc.	99,657	3,369,403
Urban Edge Properties	35,199	755,723
Ventas Inc.[c]	120,121	8,058,918
VEREIT Inc.	346,734	3,037,390
Vornado Realty Trust	67,228	6,558,091
Washington REIT	26,179	702,644
Weingarten Realty Investors[c]	43,848	1,542,573
Weyerhaeuser Co.	198,835	6,102,246
WP Carey Inc.	37,247	2,279,144
WP GLIMCHER Inc.	70,936	960,473
Xenia Hotels & Resorts Inc.	42,783	886,892

		304,495,131
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.92%
Alexander & Baldwin Inc.	17,627	665,419
Altisource Portfolio Solutions SAb,c	6,203	202,590
CBRE Group Inc. Class Ab	107,545	4,083,484
Forest City Enterprises Inc. Class Ab	75,098	1,753,538
Howard Hughes Corp. (The)[b,c]	13,843	1,882,094
Jones Lang LaSalle Inc.	17,209	3,063,891
Realogy Holdings Corp.[b]	56,130	2,555,038
St. Joe Co. (The)[b,c]	28,561	464,116

		14,670,170

Security	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.61%
Capitol Federal Financial Inc.	50,098	$602,178
Hudson City Bancorp Inc.	185,963	1,917,279
MGIC Investment Corp.[b]	130,108	1,440,296
New York Community Bancorp Inc.	170,977	3,253,692
Ocwen Financial Corp.[b,c]	42,298	356,572
Radian Group Inc.	73,329	1,353,653
Washington Federal Inc.	36,337	845,925

		9,769,595

TOTAL COMMON STOCKS
(Cost: $1,609,266,343)		1,595,823,108

SHORT-TERM INVESTMENTS — 3.09%

MONEY MARKET FUNDS — 3.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[a,d,e]	44,008,073	44,008,073
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[a,d,e]	2,431,320	2,431,320
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[a,d]	2,832,642	2,832,642

		49,272,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $49,272,035)		49,272,035

TOTAL INVESTMENTS IN SECURITIES — 103.05%
(Cost: $1,658,538,378)		1,645,095,143
Other Assets, Less Liabilities — (3.05)%		(48,666,204)

NET ASSETS — 100.00%		$1,596,428,939

NVS  —  Non-Voting Shares

[a]	Affiliated issuer. See Note 2.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

98

Schedule of Investments (Unaudited)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.82%

BIOTECHNOLOGY — 23.52%
Alexion Pharmaceuticals Inc.[a]	195,585	$38,616,302
Alkermes PLC[a]	129,581	9,073,262
Alnylam Pharmaceuticals Inc.[a]	63,970	8,151,697
Amgen Inc.	664,146	117,281,542
Baxalta Inc.[a]	475,270	15,603,114
Biogen Inc.[a]	205,480	65,502,914
BioMarin Pharmaceutical Inc.[a]	140,042	20,483,943
Celgene Corp.[a]	692,789	90,928,556
Cepheid[a,b]	62,449	3,471,540
Gilead Sciences Inc.	1,283,681	151,294,643
Incyte Corp.[a]	142,310	14,840,087
Intercept Pharmaceuticals Inc.[a,b]	11,954	3,153,585
Isis Pharmaceuticals Inc.[a,b]	104,288	5,728,540
MannKind Corp.[a,b]	229,530	984,684
Medivation Inc.[a]	68,623	7,228,060
Myriad Genetics Inc.[a,b]	60,839	2,075,827
PDL BioPharma Inc.	142,155	827,342
Puma Biotechnology Inc.[a,b]	18,795	1,702,827
Regeneron Pharmaceuticals Inc.[a,b]	65,868	36,468,477
Seattle Genetics Inc.[a,b]	88,136	4,219,070
United Therapeutics Corp.[a,b]	40,288	6,823,176
Vertex Pharmaceuticals Inc.[a]	212,910	28,742,850

		633,202,038
COMMERCIAL SERVICES & SUPPLIES — 0.08%
Healthcare Services Group Inc.[b]	62,483	2,181,282

		2,181,282
HEALTH CARE EQUIPMENT & SUPPLIES — 15.55%
Abbott Laboratories	1,300,421	65,918,340
Alere Inc.[a]	70,097	3,407,415
Align Technology Inc.[a]	63,481	3,980,259
Baxter International Inc.	475,270	19,048,822
Becton Dickinson and Co.	182,893	27,827,170
Boston Scientific Corp.[a]	1,171,085	20,306,614
Cooper Companies Inc. (The)	42,452	7,514,004
CR Bard Inc.	64,830	12,748,819
DENTSPLY International Inc.	121,778	6,930,386
DexCom Inc.[a]	65,308	5,528,322
Edwards Lifesciences Corp.[a]	93,960	14,296,954
Haemonetics Corp.[a]	44,838	1,793,968
Halyard Health Inc.[a,b]	40,885	1,665,655
Hill-Rom Holdings Inc.	49,432	2,769,675
Hologic Inc.[a,b]	213,487	8,893,868
IDEXX Laboratories Inc.[a,b]	81,987	5,962,915
Intuitive Surgical Inc.[a]	32,208	17,172,339
Medtronic PLC	1,244,775	97,577,912
ResMed Inc.	122,903	7,122,229
Sirona Dental Systems Inc.[a,b]	48,632	5,047,029
St. Jude Medical Inc.	244,672	18,061,687
STERIS Corp.	52,084	3,600,567
Stryker Corp.	261,116	26,704,333
Teleflex Inc.	36,329	4,867,723
Thoratec Corp.[a]	47,124	2,982,478

Security	Shares	Value

Varian Medical Systems Inc.[a,b]	87,010	$7,488,951
West Pharmaceutical Services Inc.	63,119	3,778,935
Zimmer Biomet Holdings Inc.	148,845	15,490,299

		418,487,668
HEALTH CARE PROVIDERS & SERVICES — 15.99%
Acadia Healthcare Co. Inc.[a,b]	47,669	3,803,033
Aetna Inc.	305,014	34,457,432
Anthem Inc.	231,065	35,646,398
Brookdale Senior Living Inc.[a]	161,112	5,337,641
Centene Corp.[a]	103,839	7,282,229
Cigna Corp.	224,802	32,384,976
Community Health Systems Inc.[a]	103,403	6,050,110
DaVita HealthCare Partners Inc.[a]	150,182	11,868,883
Envision Healthcare Holdings Inc.[a]	162,645	7,286,496
Express Scripts Holding Co.[a]	637,017	57,376,121
HCA Holdings Inc.[a]	253,345	23,563,618
Health Net Inc./CAa	67,504	4,513,317
HealthSouth Corp.	80,162	3,663,403
Henry Schein Inc.[a,b]	72,992	10,801,356
Humana Inc.	130,821	23,821,196
Laboratory Corp. of America Holdings[a]	87,599	11,150,477
LifePoint Health Inc.[a]	38,725	3,208,754
Magellan Health Inc.[a]	23,952	1,451,252
MEDNAX Inc.[a]	81,936	6,935,063
Owens & Minor Inc.[b]	55,058	1,935,839
Patterson Companies Inc.	74,990	3,761,498
Quest Diagnostics Inc.	125,322	9,250,017
Team Health Holdings Inc.[a,b]	63,132	4,255,728
Tenet Healthcare Corp.[a,b]	86,922	4,893,709
UnitedHealth Group Inc.	831,487	100,942,522
Universal Health Services Inc. Class B	79,615	11,562,486
WellCare Health Plans Inc.[a]	38,554	3,115,163

		430,318,717
HEALTH CARE TECHNOLOGY — 0.03%
HMS Holdings Corp.[a,b]	77,174	889,045

		889,045
LIFE SCIENCES TOOLS & SERVICES — 3.94%
Bio-Rad Laboratories Inc. Class Aa	18,039	2,719,199
Bio-Techne Corp.	32,384	3,542,162
Bruker Corp.[a]	97,821	2,059,132
Charles River Laboratories International Inc.[a,b]	41,212	3,198,876
Illumina Inc.[a]	125,858	27,600,659
PAREXEL International Corp.[a,b]	48,069	3,314,838
Quintiles Transnational Holdings Inc.[a]	71,250	5,466,300
Thermo Fisher Scientific Inc.	347,710	48,515,976
Waters Corp.[a]	72,176	9,634,774

		106,051,916
PHARMACEUTICALS — 40.71%
AbbVie Inc.	1,502,027	105,156,910
Akorn Inc.[a]	69,094	3,185,924
Allergan PLC[a]	342,802	113,518,882
Bristol-Myers Squibb Co.	1,456,069	95,576,369
Eli Lilly & Co.	853,026	72,089,227
Endo International PLC[a]	177,128	15,505,785
Hospira Inc.[a]	150,913	13,499,168

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. HEALTHCARE ETF

July 31, 2015

Security	Shares	Value

Impax Laboratories Inc.[a]	58,124	$2,816,689
Jazz Pharmaceuticals PLC[a]	53,336	10,253,313
Johnson & Johnson	2,422,213	242,729,965
Mallinckrodt PLC[a]	102,185	12,666,853
Merck & Co. Inc.	2,467,787	145,500,722
Mylan NVa	359,567	20,132,156
Pacira Pharmaceuticals Inc./DEa	31,664	2,103,123
Perrigo Co. PLC	127,757	24,554,895
Pfizer Inc.	5,378,639	193,953,722
Theravance Inc.[b]	70,024	1,072,768
Zoetis Inc.	436,706	21,389,860

		1,095,706,331

TOTAL COMMON STOCKS
(Cost: $2,452,791,296)		2,686,836,997

SHORT-TERM INVESTMENTS — 2.59%

MONEY MARKET FUNDS — 2.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	62,220,368	62,220,368
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	3,437,497	3,437,497
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	4,146,617	4,146,617

		69,804,482

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,804,482)		69,804,482

TOTAL INVESTMENTS IN SECURITIES — 102.41%
(Cost: $2,522,595,778)		2,756,641,479
Other Assets, Less Liabilities — (2.41)%		(64,943,595)

NET ASSETS — 100.00%		$2,691,697,884

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

100

Schedule of Investments (Unaudited)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.92%

AEROSPACE & DEFENSE — 20.68%
B/E Aerospace Inc.	26,391	$1,285,506
Boeing Co. (The)	160,113	23,083,491
Curtiss-Wright Corp.	11,820	796,313
DigitalGlobe Inc.[a,b]	16,743	354,617
Esterline Technologies Corp.[a]	7,661	679,224
General Dynamics Corp.	77,755	11,594,048
HEICO Corp.	14,059	770,855
Hexcel Corp.	23,954	1,242,973
Honeywell International Inc.	194,621	20,444,936
Huntington Ingalls Industries Inc.	12,089	1,419,369
KLX Inc.[a]	13,114	515,118
L-3 Communications Holdings Inc.	20,545	2,372,126
Lockheed Martin Corp.	66,612	13,795,345
Moog Inc. Class Aa	9,627	643,661
Northrop Grumman Corp.	48,250	8,347,733
Orbital ATK Inc.	14,775	1,048,286
Precision Castparts Corp.	34,419	6,708,951
Raytheon Co.	75,975	8,288,113
Rockwell Collins Inc.	32,976	2,790,429
Spirit AeroSystems Holdings Inc. Class Aa	32,390	1,823,557
Teledyne Technologies Inc.[a]	8,786	910,845
Textron Inc.	69,217	3,024,783
TransDigm Group Inc.[a]	12,488	2,826,034
Triumph Group Inc.	12,250	659,663
United Technologies Corp.	206,118	20,675,697
Vectrus Inc.[a,b]	2,563	59,462

		136,161,135
AIR FREIGHT & LOGISTICS — 5.18%
CH Robinson Worldwide Inc.	36,385	2,552,408
Expeditors International of Washington Inc.	47,548	2,228,575
FedEx Corp.	65,635	11,251,152
Hub Group Inc. Class Aa	8,487	357,557
United Parcel Service Inc. Class B	172,776	17,685,351

		34,075,043
BUILDING PRODUCTS — 1.66%
Allegion PLC	23,785	1,503,688
AO Smith Corp.	18,626	1,337,719
Armstrong World Industries Inc.[a]	11,373	665,321
Fortune Brands Home & Security Inc.	39,629	1,892,285
Lennox International Inc.	10,292	1,215,176
Masco Corp.	86,405	2,280,228
Owens Corning	29,331	1,315,495
USG Corp.[a,b]	22,411	694,293

		10,904,205
CHEMICALS — 1.07%
Sherwin-Williams Co. (The)	19,722	5,477,983
Valspar Corp. (The)	18,579	1,547,259

		7,025,242

Security	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 3.69%
ADT Corp. (The)[b]	42,580	$1,470,288
Cintas Corp.	23,601	2,017,886
CIVEO Corp.	26,563	56,845
Clean Harbors Inc.[a,b]	13,273	657,279
Covanta Holding Corp.	33,226	655,881
Deluxe Corp.	12,414	799,834
Essendant Inc.	9,461	348,354
MSA Safety Inc.	7,937	409,946
Republic Services Inc.	62,224	2,646,387
RR Donnelley & Sons Co.	51,857	910,090
Stericycle Inc.[a]	21,205	2,989,269
Tetra Tech Inc.	14,919	397,442
Tyco International PLC	104,885	3,984,581
Waste Connections Inc.	30,792	1,543,603
Waste Management Inc.	106,018	5,420,700

		24,308,385
CONSTRUCTION & ENGINEERING — 1.26%
AECOM[a]	37,383	1,152,518
Chicago Bridge & Iron Co. NVb	24,045	1,277,751
EMCOR Group Inc.	15,583	745,335
Fluor Corp.	36,648	1,713,294
Jacobs Engineering Group Inc.[a,b]	31,217	1,314,860
KBR Inc.	35,832	625,985
Quanta Services Inc.[a,b]	52,657	1,454,387

		8,284,130
CONSTRUCTION MATERIALS — 0.97%
Eagle Materials Inc.	12,487	963,247
Martin Marietta Materials Inc.	15,487	2,428,671
Vulcan Materials Co.	33,067	3,009,759

		6,401,677
CONTAINERS & PACKAGING — 3.22%
AptarGroup Inc.	15,563	1,055,016
Avery Dennison Corp.	22,627	1,376,853
Ball Corp.	34,395	2,333,357
Bemis Co. Inc.	24,222	1,079,574
Berry Plastics Group Inc.[a]	29,685	966,544
Crown Holdings Inc.[a]	34,609	1,782,709
Graphic Packaging Holding Co.	81,767	1,234,682
Greif Inc. Class A	8,563	265,367
Owens-Illinois Inc.[a,b]	40,085	855,815
Packaging Corp. of America	24,627	1,743,345
Sealed Air Corp.	52,411	2,786,693
Silgan Holdings Inc.	10,489	560,847
Sonoco Products Co.	25,081	1,035,344
WestRock Co.[a]	64,955	4,096,062

		21,172,208
ELECTRICAL EQUIPMENT — 4.78%
Acuity Brands Inc.	10,798	2,172,450
AMETEK Inc.	60,193	3,193,239
Babcock & Wilcox Enterprises Inc.[a,b]	13,306	262,394
BWX Technologies Inc.	26,597	653,222
Eaton Corp. PLC	116,303	7,045,636
Emerson Electric Co.	166,397	8,611,045

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2015

Security	Shares	Value

EnerSys	11,055	$690,385
Generac Holdings Inc.[a,b]	17,364	608,955
Hubbell Inc. Class B	13,231	1,381,449
Regal Beloit Corp.	11,140	773,450
Rockwell Automation Inc.	33,531	3,915,750
Sensata Technologies Holding NVa	42,211	2,166,268

		31,474,243
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.89%
Amphenol Corp. Class A	76,949	4,340,693
Anixter International Inc.[a]	6,803	450,427
Arrow Electronics Inc.[a]	23,787	1,383,214
Avnet Inc.	33,764	1,408,972
Belden Inc.	10,602	627,956
Cognex Corp.	21,661	980,593
FEI Co.	10,330	888,070
FLIR Systems Inc.	34,832	1,072,477
IPG Photonics Corp.[a,b]	8,898	820,574
Itron Inc.[a]	9,638	310,633
Jabil Circuit Inc.	48,170	975,443
Keysight Technologies Inc.[a]	42,094	1,285,551
Knowles Corp.[a,b]	21,822	415,709
Littelfuse Inc.	5,591	514,372
National Instruments Corp.	25,171	728,952
TE Connectivity Ltd.	101,237	6,167,358
Trimble Navigation Ltd.[a]	64,497	1,489,881
Vishay Intertechnology Inc.[b]	34,011	390,446
Zebra Technologies Corp. Class Aa	12,857	1,383,799

		25,635,120
HOUSEHOLD DURABLES — 0.00%
TopBuild Corp.[a]	1	22

		22
INDUSTRIAL CONGLOMERATES — 16.60%
3M Co.	157,932	23,901,429
Carlisle Companies Inc.	16,240	1,644,462
Danaher Corp.	153,319	14,037,888
General Electric Co.	2,508,511	65,472,137
Roper Technologies Inc.	25,038	4,188,106

		109,244,022
INTERNET SOFTWARE & SERVICES — 1.07%
CoStar Group Inc.[a]	8,059	1,622,196
LinkedIn Corp. Class Aa,b	26,661	5,419,115

		7,041,311
IT SERVICES — 10.95%
Accenture PLC Class A	155,922	16,077,117
Alliance Data Systems Corp.[a,b]	15,452	4,249,918
Automatic Data Processing Inc.	116,903	9,325,352
Broadridge Financial Solutions Inc.	29,801	1,617,300
Convergys Corp.	24,569	616,928
CoreLogic Inc./U.S.[a]	22,429	884,600
Euronet Worldwide Inc.[a]	12,253	839,331
Fidelity National Information Services Inc.	70,596	4,619,096
Fiserv Inc.[a,b]	58,959	5,121,179
FleetCor Technologies Inc.[a]	18,770	2,905,971

Security	Shares	Value

Genpact Ltd.[a]	39,144	$869,388
Global Payments Inc.	16,521	1,851,839
Jack Henry & Associates Inc.	20,326	1,419,974
MAXIMUS Inc.	16,380	1,117,280
NeuStar Inc. Class Aa,b	14,318	441,997
Paychex Inc.	81,442	3,778,909
PayPal Holdings Inc.[a]	275,241	10,651,827
Total System Services Inc.	40,777	1,884,713
WEX Inc.[a]	9,607	980,298
Xerox Corp.	258,770	2,851,645

		72,104,662
LIFE SCIENCES TOOLS & SERVICES — 1.10%
Agilent Technologies Inc.	83,043	3,400,611
Mettler-Toledo International Inc.[a]	6,977	2,355,435
PerkinElmer Inc.	28,139	1,489,116

		7,245,162
MACHINERY — 12.37%
Actuant Corp. Class A	14,697	338,913
AGCO Corp.	19,921	1,095,854
Allison Transmission Holdings Inc.	41,983	1,225,064
Caterpillar Inc.	150,294	11,817,617
CLARCOR Inc.	12,469	750,260
Colfax Corp.[a,b]	23,702	903,994
Crane Co.	12,111	644,305
Cummins Inc.	41,752	5,408,137
Deere & Co.	83,129	7,861,510
Donaldson Co. Inc.	31,434	1,056,182
Dover Corp.	40,003	2,562,992
Flowserve Corp.	33,481	1,573,272
Graco Inc.	14,586	1,042,753
Harsco Corp.	20,211	277,699
Hillenbrand Inc.	15,779	447,492
IDEX Corp.	19,375	1,473,081
Illinois Tool Works Inc.	84,225	7,535,611
Ingersoll-Rand PLC	65,931	4,048,163
ITT Corp.	22,177	842,726
Joy Global Inc.	24,227	639,835
Kennametal Inc.	19,708	624,547
Lincoln Electric Holdings Inc.	18,792	1,137,856
Manitowoc Co. Inc. (The)	33,847	598,076
Mueller Industries Inc.	14,156	458,230
Navistar International Corp.[a]	16,574	290,708
Nordson Corp.	14,062	1,042,135
Oshkosh Corp.	19,441	710,374
PACCAR Inc.	88,341	5,728,030
Pall Corp.	26,625	3,366,731
Parker-Hannifin Corp.	34,551	3,895,625
Pentair PLC	44,797	2,724,106
SPX Corp.	10,197	666,986
Terex Corp.	26,389	584,780
Timken Co. (The)	18,044	602,309
Toro Co. (The)	13,685	935,096
Trinity Industries Inc.	38,519	1,127,066
Valmont Industries Inc.	5,856	651,363
Wabtec Corp./DE	24,109	2,439,590
Woodward Inc.	14,451	713,301
Xylem Inc./NY	45,084	1,556,751

		81,399,120

102

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. INDUSTRIALS ETF

July 31, 2015

Security	Shares	Value

MARINE — 0.15%
Kirby Corp.[a]	13,869	$1,004,254

		1,004,254
MULTI-UTILITIES — 0.14%
MDU Resources Group Inc.	48,421	944,694

		944,694
PAPER & FOREST PRODUCTS — 0.08%
Louisiana-Pacific Corp.[a]	35,419	522,076

		522,076
PROFESSIONAL SERVICES — 2.07%
Advisory Board Co. (The)[a]	10,650	637,935
CEB Inc.	8,316	636,340
Equifax Inc.	29,672	3,030,401
FTI Consulting Inc.[a]	10,470	428,432
ManpowerGroup Inc.	19,443	1,759,203
Robert Half International Inc.	33,575	1,847,632
Towers Watson & Co. Class A	17,302	2,193,548
Verisk Analytics Inc. Class Aa	39,172	3,059,725

		13,593,216
ROAD & RAIL — 6.79%
Con-way Inc.	14,327	555,744
CSX Corp.	245,992	7,694,630
Genesee & Wyoming Inc. Class Aa	12,758	908,625
JB Hunt Transport Services Inc.	22,889	1,925,423
Kansas City Southern	27,567	2,734,371
Landstar System Inc.	11,043	795,427
Norfolk Southern Corp.	75,906	6,401,153
Old Dominion Freight Line Inc.[a,b]	16,842	1,231,992
Ryder System Inc.	13,252	1,199,571
Union Pacific Corp.	217,994	21,274,034

		44,720,970
TRADING COMPANIES & DISTRIBUTORS — 2.20%
Air Lease Corp.	23,715	838,325
Applied Industrial Technologies Inc.	9,952	384,446
Fastenal Co.[b]	67,787	2,837,564
GATX Corp.	10,916	578,985
HD Supply Holdings Inc.[a]	45,220	1,618,876
MRC Global Inc.[a,b]	25,590	328,831
MSC Industrial Direct Co. Inc. Class A	12,575	896,094
NOW Inc.[a,b]	26,649	463,693
United Rentals Inc.[a,b]	24,104	1,614,727
Watsco Inc.	6,824	875,110
WESCO International Inc.[a,b]	10,993	674,530
WW Grainger Inc.	14,843	3,394,743

		14,505,924

TOTAL COMMON STOCKS
(Cost: $703,835,712)		657,766,821

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.14%

MONEY MARKET FUNDS — 3.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	19,083,846	$19,083,846
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	1,054,328	1,054,328
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	514,666	514,666

		20,652,840

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,652,840)		20,652,840

TOTAL INVESTMENTS IN SECURITIES — 103.06%
(Cost: $724,488,552)		678,419,661
Other Assets, Less Liabilities — (3.06)%		(20,143,703)

NET ASSETS — 100.00%		$658,275,958

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

103

Schedule of Investments (Unaudited)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.83%

COMMERCIAL SERVICES & SUPPLIES — 0.12%
Pitney Bowes Inc.	162,917	$3,408,224

		3,408,224
COMMUNICATIONS EQUIPMENT — 9.50%
ARRIS Group Inc.[a]	107,303	3,317,809
Brocade Communications Systems Inc.	349,005	3,580,791
Ciena Corp.[a,b]	95,627	2,433,707
Cisco Systems Inc.	4,106,957	116,719,718
CommScope Holding Co. Inc.[a]	101,217	3,175,177
EchoStar Corp. Class Aa	34,640	1,607,989
F5 Networks Inc.[a,b]	58,077	7,790,449
Finisar Corp.[a,b]	83,614	1,455,720
Harris Corp.	99,498	8,252,364
InterDigital Inc./PA	28,859	1,560,406
JDS Uniphase Corp.[a,b]	187,252	2,076,625
Juniper Networks Inc.	283,712	8,063,095
Motorola Solutions Inc.	149,878	9,016,660
Palo Alto Networks Inc.[a,b]	56,062	10,418,001
Plantronics Inc.	31,719	1,842,240
Polycom Inc.[a,b]	110,367	1,255,976
QUALCOMM Inc.	1,315,904	84,731,059
ViaSat Inc.[a,b]	35,416	2,195,792

		269,493,578
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.99%
CDW Corp./DE	104,871	3,768,015
Corning Inc.	1,016,239	18,983,344
Ingram Micro Inc. Class Aa	126,468	3,443,724
Tech Data Corp.[a]	29,400	1,714,902

		27,909,985
HEALTH CARE TECHNOLOGY — 0.93%
Allscripts Healthcare Solutions Inc.[a]	136,577	1,974,903
athenahealth Inc.[a,b]	31,163	4,361,573
Cerner Corp.[a]	247,265	17,733,846
Medidata Solutions Inc.[a,b]	44,871	2,414,060

		26,484,382
HOUSEHOLD DURABLES — 0.14%
Garmin Ltd.	97,467	4,084,842

		4,084,842
INTERNET SOFTWARE & SERVICES — 19.55%
Akamai Technologies Inc.[a]	144,167	11,059,051
Box Inc. Class Aa,b	10,155	165,831
eBay Inc.[a]	892,716	25,103,174
Facebook Inc. Class Aa,b	1,700,785	159,890,798
Google Inc. Class Aa	231,117	151,959,428
Google Inc. Class Ca	231,780	145,003,886
IAC/InterActiveCorp	61,004	4,713,169
j2 Global Inc.	36,958	2,601,843

Security	Shares	Value

Pandora Media Inc.[a,b]	150,465	$2,636,147
Rackspace Hosting Inc.[a]	95,846	3,261,639
Twitter Inc.[a]	428,248	13,279,970
VeriSign Inc.[a]	84,600	6,001,524
Yahoo! Inc.[a]	704,736	25,842,669
Zillow Group Inc. Class Aa,b	35,676	2,907,594

		554,426,723
IT SERVICES — 6.76%
Amdocs Ltd.	125,432	7,356,587
CACI International Inc. Class Aa	19,461	1,598,332
Cognizant Technology Solutions Corp. Class Aa	492,990	31,107,669
Computer Sciences Corp.	111,161	7,273,264
DST Systems Inc.	22,808	2,489,493
Gartner Inc.[a,b]	67,030	5,936,847
International Business Machines Corp.	739,528	119,796,141
Leidos Holdings Inc.	49,941	2,037,593
Science Applications International Corp.	31,597	1,696,127
Teradata Corp.[a,b]	114,654	4,254,810
Vantiv Inc. Class Aa	117,167	5,155,348
VeriFone Systems Inc.[a]	92,531	2,977,647

		191,679,858
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 13.38%
Advanced Micro Devices Inc.[a,b]	518,153	1,000,035
Altera Corp.	243,107	12,072,694
Analog Devices Inc.	253,169	14,767,348
Applied Materials Inc.	994,463	17,263,878
Atmel Corp.	337,931	2,798,069
Avago Technologies Ltd.[b]	209,809	26,255,498
Broadcom Corp. Class A	439,138	22,224,774
Cavium Inc.[a,b]	44,840	3,040,152
Cree Inc.[a,b]	88,148	2,172,848
Cypress Semiconductor Corp.	268,672	3,084,355
Fairchild Semiconductor International Inc.[a,b]	93,680	1,410,821
Integrated Device Technology Inc.[a]	118,802	2,270,306
Intel Corp.	3,830,875	110,903,831
KLA-Tencor Corp.	129,112	6,849,392
Lam Research Corp.	127,830	9,826,292
Linear Technology Corp.	193,343	7,927,063
Marvell Technology Group Ltd.	347,367	4,321,245
Maxim Integrated Products Inc.	228,419	7,775,383
Microchip Technology Inc.	163,343	6,997,614
Micron Technology Inc.[a]	869,885	16,101,571
Microsemi Corp.[a]	77,314	2,546,723
NVIDIA Corp.	412,651	8,232,387
ON Semiconductor Corp.[a,b]	346,461	3,679,416
Qorvo Inc.[a]	120,656	6,992,015
Semtech Corp.[a]	54,467	958,075
Silicon Laboratories Inc.[a]	31,727	1,427,398
Skyworks Solutions Inc.	154,299	14,761,785
SunEdison Inc.[a,b]	235,359	5,479,158
Synaptics Inc.[a,b]	29,925	2,375,447
Teradyne Inc.	173,169	3,335,235
Texas Instruments Inc.	840,094	41,987,898
Xilinx Inc.	208,790	8,716,982

		379,555,688
SOFTWARE — 23.53%
ACI Worldwide Inc.[a]	94,930	2,246,993

104

Schedule of Investments (Unaudited) (Continued)

iSHARES® U.S. TECHNOLOGY ETF

July 31, 2015

Security	Shares	Value

Adobe Systems Inc.[a]	383,763	$31,464,728
ANSYS Inc.[a]	72,481	6,824,086
Aspen Technology Inc.[a,b]	71,210	3,160,300
Autodesk Inc.[a]	183,809	9,297,059
CA Inc.	255,591	7,446,644
Cadence Design Systems Inc.[a,b]	236,261	4,954,393
CDK Global Inc.	129,429	6,683,714
Citrix Systems Inc.[a]	129,414	9,784,993
CommVault Systems Inc.[a]	34,250	1,283,348
Fair Isaac Corp.	25,165	2,282,214
Fortinet Inc.[a,b]	114,979	5,489,097
Guidewire Software Inc.[a,b]	56,760	3,351,678
Informatica Corp.[a]	84,539	4,101,832
Intuit Inc.	222,599	23,544,296
Manhattan Associates Inc.[a]	59,558	3,860,550
Mentor Graphics Corp.	80,456	2,099,097
Microsoft Corp.	6,532,546	305,069,898
NetSuite Inc.[a,b]	28,939	2,860,331
Nuance Communications Inc.[a]	200,592	3,636,733
Oracle Corp.	2,574,338	102,819,060
PTC Inc.[a]	92,819	3,373,971
Qlik Technologies Inc.[a]	74,044	2,995,820
Red Hat Inc.[a,b]	148,015	11,705,026
Rovi Corp.[a,b]	72,283	794,390
salesforce.com inc.[a]	492,305	36,085,956
ServiceNow Inc.[a]	110,519	8,896,780
SolarWinds Inc.[a]	53,365	2,128,730
Solera Holdings Inc.	54,350	1,988,667
Splunk Inc.[a,b]	101,168	7,075,690
SS&C Technologies Holdings Inc.	60,382	4,107,787
Symantec Corp.	549,644	12,498,905
Synopsys Inc.[a]	125,205	6,365,422
Tableau Software Inc. Class Aa	33,310	3,488,889
Tyler Technologies Inc.[a]	27,183	3,793,116
Ultimate Software Group Inc. (The)[a,b]	23,126	4,260,040
Verint Systems Inc.[a]	49,695	2,893,243
VMware Inc. Class Aa,b	69,608	6,204,161
Workday Inc. Class Aa,b	78,018	6,579,258

		667,496,895
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 24.93%
3D Systems Corp.[a,b]	84,274	1,109,046
Apple Inc.	4,652,195	564,311,253
Diebold Inc.	51,795	1,763,620
Electronics For Imaging Inc.[a,b]	38,074	1,739,982
EMC Corp./MA	1,568,214	42,169,274
Hewlett-Packard Co.	1,458,683	44,519,005
Lexmark International Inc. Class A	49,468	1,681,417
NCR Corp.[a]	136,822	3,768,078
NetApp Inc.	251,728	7,841,327
SanDisk Corp.	167,875	10,121,184
Seagate Technology PLC	256,260	12,966,756
Western Digital Corp.	175,262	15,083,048

		707,073,990

TOTAL COMMON STOCKS
(Cost: $2,741,474,536)		2,831,614,165

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.04%

MONEY MARKET FUNDS — 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	76,372,204	$76,372,204
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	4,219,345	4,219,345
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	5,594,537	5,594,537

		86,186,086

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,186,086)		86,186,086

TOTAL INVESTMENTS IN SECURITIES — 102.87%
(Cost: $2,827,660,622)		2,917,800,251
Other Assets, Less Liabilities — (2.87)%		(81,460,903)

NET ASSETS — 100.00%		$2,836,339,348

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

105

Schedule of Investments (Unaudited)

iSHARES® U.S. UTILITIES ETF

July 31, 2015

Security	Shares	Value

COMMON STOCKS — 99.81%

ELECTRIC UTILITIES — 52.86%
ALLETE Inc.	39,301	$1,897,845
American Electric Power Co. Inc.	428,840	24,259,479
Cleco Corp.	52,998	2,884,681
Duke Energy Corp.	605,315	44,926,479
Edison International	285,178	17,113,532
El Paso Electric Co.	35,519	1,293,957
Entergy Corp.	157,127	11,159,160
Eversource Energy	278,027	13,823,502
Exelon Corp.	753,837	24,190,629
FirstEnergy Corp.	369,384	12,544,281
Great Plains Energy Inc.	135,409	3,535,529
Hawaiian Electric Industries Inc.	94,127	2,819,104
IDACORP Inc.	44,117	2,740,107
ITC Holdings Corp.	135,995	4,593,911
NextEra Energy Inc.	388,749	40,896,395
Pepco Holdings Inc.	221,073	5,898,228
Pinnacle West Capital Corp.	96,828	5,975,256
PNM Resources Inc.	69,801	1,841,350
Portland General Electric Co.	68,651	2,472,123
PPL Corp.	584,773	18,601,629
Southern Co. (The)	795,009	35,560,753
UIL Holdings Corp.	49,881	2,391,295
Westar Energy Inc.	115,876	4,362,731
Xcel Energy Inc.	443,690	15,382,732

		301,164,688
GAS UTILITIES — 6.30%
AGL Resources Inc.	104,825	5,039,986
Atmos Energy Corp.	88,521	4,895,211
National Fuel Gas Co.	73,975	3,999,828
New Jersey Resources Corp.	74,990	2,167,211
ONE Gas Inc.	46,085	2,075,208
Piedmont Natural Gas Co. Inc.	69,221	2,631,090
Questar Corp.	153,974	3,408,984
South Jersey Industries Inc.	59,745	1,448,219
Southwest Gas Corp.	41,047	2,312,588
UGI Corp.	150,791	5,509,903
WGL Holdings Inc.	43,576	2,435,899

		35,924,127
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 4.09%
AES Corp./VA	597,058	7,642,343
Calpine Corp.[a]	299,470	5,480,301
Dynegy Inc.[a]	94,326	2,457,192
NRG Energy Inc.	291,678	6,548,171
Talen Energy Corp.[a,b]	73,062	1,149,265

		23,277,272
MULTI-UTILITIES — 34.43%
Alliant Energy Corp.	98,783	6,076,142
Ameren Corp.	212,287	8,720,750
Avista Corp.	50,205	1,657,769
Black Hills Corp.	39,275	1,636,196

Security	Shares	Value

CenterPoint Energy Inc.	376,321	$7,278,048
CMS Energy Corp.	241,460	8,272,420
Consolidated Edison Inc.	256,349	16,301,233
Dominion Resources Inc./VA	519,473	37,246,214
DTE Energy Co.	156,960	12,629,002
NiSource Inc.	278,347	4,859,939
NorthWestern Corp.	41,219	2,219,231
PG&E Corp.	420,251	22,067,380
Public Service Enterprise Group Inc.	442,764	18,449,976
SCANA Corp.	124,991	6,849,507
Sempra Energy	203,709	20,733,502
TECO Energy Inc.	206,031	4,557,406
Vectren Corp.	72,405	3,048,250
WEC Energy Group Inc.	276,222	13,534,878

		196,137,843
WATER UTILITIES — 2.13%
American Water Works Co. Inc.	157,286	8,164,716
Aqua America Inc.	155,163	3,947,347

		12,112,063

TOTAL COMMON STOCKS
(Cost: $666,833,933)		568,615,993

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.18%[c,d,e]	1,103,988	1,103,988
BlackRock Cash Funds: Prime, SL Agency Shares
0.17%[c,d,e]	60,992	60,992
BlackRock Cash Funds: Treasury, SL Agency Shares
0.02%[c,d]	1,010,221	1,010,221

		2,175,201

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,175,201)		2,175,201

TOTAL INVESTMENTS IN SECURITIES — 100.19%
(Cost: $669,009,134)		570,791,194
Other Assets, Less Liabilities — (0.19)%		(1,070,746)

NET ASSETS — 100.00%		$569,720,448

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

106

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	iShares ETF
Asia Developed Real Estate	Morningstar Small-Cap Value
Cohen & Steers REIT	MSCI KLD 400 Social
Core Dividend Growth	MSCI USA ESG Select
Core High Dividend	North America Real Estate
Dow Jones U.S.	Real Estate 50
Europe Developed Real Estate	Select Dividend
Global REIT	Transportation Average
International Developed Real Estate	U.S. Basic Materials
International Select Dividend	U.S. Consumer Goods
Morningstar Large-Cap	U.S. Consumer Services
Morningstar Large-Cap Growth	U.S. Energy
Morningstar Large-Cap Value	U.S. Financial Services
Morningstar Mid-Cap	U.S. Financials
Morningstar Mid-Cap Growth	U.S. Healthcare
Morningstar Mid-Cap Value	U.S. Industrials
Morningstar Small-Cap	U.S. Technology
Morningstar Small-Cap Growth	U.S. Utilities

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments

107

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

108

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2015. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total

Asia Developed Real Estate
Investments:
Assets:
Common Stocks	$17,419,532	$—	$—	$17,419,532
Money Market Funds	470,692	—	—	470,692

Total	$17,890,224	$—	$—	$17,890,224

Cohen & Steers REIT
Investments:
Assets:
Common Stocks	$3,182,925,432	$—	$—	$3,182,925,432
Money Market Funds	174,520,311	—	—	174,520,311

Total	$3,357,445,743	$—	$—	$3,357,445,743

Core Dividend Growth
Investments:
Assets:
Common Stocks	$196,885,131	$—	$—	$196,885,131
Money Market Funds	434,211	—	—	434,211

Total	$197,319,342	$—	$—	$197,319,342

109

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Derivatives Financial Instruments:[a]
Assets:
Futures Contracts	$5,004	$—	$—	$5,004

Total	$5,004	$—	$—	$5,004

Core High Dividend
Investments:
Assets:
Common Stocks	$4,371,512,219	$—	$—	$4,371,512,219
Money Market Funds	6,170,547	—	—	6,170,547

Total	$4,377,682,766	$—	$—	$4,377,682,766

Derivatives Financial Instruments:[a]
Assets:
Futures Contracts	$224,898	$—	$—	$224,898

Total	$224,898	$—	$—	$224,898

Dow Jones U.S.
Investments:
Assets:
Common Stocks	$974,589,544	$—	$—	$974,589,544
Money Market Funds	24,709,487	—	—	24,709,487

Total	$999,299,031	$—	$—	$999,299,031

Europe Developed Real Estate
Investments:
Assets:
Common Stocks	$65,150,848	$—	$98,369	$65,249,217
Investment Companies	135,707	—	—	135,707
Rights	95,382	—	—	95,382
Money Market Funds	818,391	—	—	818,391

Total	$66,200,328	$—	$98,369	$66,298,697

Global REIT
Investments:
Assets:
Common Stocks	$28,885,193	$—	$6,762	$28,891,955
Rights	8,345	—	—	8,345
Money Market Funds	800,596	—	—	800,596

Total	$29,694,134	$—	$6,762	$29,700,896

International Developed Real Estate
Investments:
Assets:
Common Stocks	$936,937,953	$—	$407,886	$937,345,839
Investment Companies	717,492	—	—	717,492
Rights	503,046	—	—	503,046
Money Market Funds	10,889,631	—	—	10,889,631

Total	$949,048,122	$—	$407,886	$949,456,008

International Select Dividend
Investments:
Assets:
Common Stocks	$3,882,495,520	$—	$—	$3,882,495,520
Money Market Funds	13,238	—	—	13,238

Total	$3,882,508,758	$—	$—	$3,882,508,758

Morningstar Large-Cap
Investments:
Assets:
Common Stocks	$644,571,397	$—	$—	$644,571,397
Money Market Funds	591,540	—	—	591,540

Total	$645,162,937	$—	$—	$645,162,937

110

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

Morningstar Large-Cap Growth
Investments:
Assets:
Common Stocks	$796,267,472	$—	$—	$796,267,472
Money Market Funds	6,205,238	—	—	6,205,238

Total	$802,472,710	$—	$—	$802,472,710

Morningstar Large-Cap Value
Investments:
Assets:
Common Stocks	$286,605,774	$—	$—	$286,605,774
Money Market Funds	297,380	—	—	297,380

Total	$286,903,154	$—	$—	$286,903,154

Morningstar Mid-Cap
Investments:
Assets:
Common Stocks	$539,170,107	$—	$—	$539,170,107
Money Market Funds	22,929,638	—	—	22,929,638

Total	$562,099,745	$—	$—	$562,099,745

Morningstar Mid-Cap Growth
Investments:
Assets:
Common Stocks	$233,944,739	$—	$—	$233,944,739
Money Market Funds	26,188,401	—	—	26,188,401

Total	$260,133,140	$—	$—	$260,133,140

Morningstar Mid-Cap Value
Investments:
Assets:
Common Stocks	$216,228,408	$—	$—	$216,228,408
Money Market Funds	5,571,004	—	—	5,571,004

Total	$221,799,412	$—	$—	$221,799,412

Morningstar Small-Cap
Investments:
Assets:
Common Stocks	$224,379,988	$—	$—	$224,379,988
Money Market Funds	33,807,155	—	—	33,807,155

Total	$258,187,143	$—	$—	$258,187,143

Morningstar Small-Cap Growth
Investments:
Assets:
Common Stocks	$124,305,538	$—	$—	$124,305,538
Money Market Funds	31,541,250	—	—	31,541,250

Total	$155,846,788	$—	$—	$155,846,788

Morningstar Small-Cap Value
Investments:
Assets:
Common Stocks	$414,310,360	$105,134	$—	$414,415,494
Money Market Funds	30,993,482	—	—	30,993,482

Total	$445,303,842	$105,134	$—	$445,408,976

Liabilities:
Short Positions	$(346,901)	$—	$—	$(346,901)

111

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

MSCI KLD 400 Social
Investments:
Assets:
Common Stocks	$457,744,869	$—	$—	$457,744,869
Money Market Funds	8,376,423	—	—	8,376,423

Total	$466,121,292	$—	$—	$466,121,292

MSCI USA ESG Select
Investments:
Assets:
Common Stocks	$331,031,537	$—	$—	$331,031,537
Money Market Funds	3,749,178	—	—	3,749,178

Total	$334,780,715	$—	$—	$334,780,715

North America Real Estate
Investments:
Assets:
Common Stocks	$21,472,636	$—	$—	$21,472,636
Money Market Funds	1,879,381	—	—	1,879,381

Total	$23,352,017	$—	$—	$23,352,017

Real Estate 50
Investments:
Assets:
Common Stocks	$82,497,508	$—	$—	$82,497,508
Money Market Funds	3,184,735	—	—	3,184,735

Total	$85,682,243	$—	$—	$85,682,243

Select Dividend
Investments:
Assets:
Common Stocks	$13,734,715,825	$—	$—	$13,734,715,825
Money Market Funds	7,541,417	—	—	7,541,417

Total	$13,742,257,242	$—	$—	$13,742,257,242

Derivatives Financial Instruments:[a]
Assets:
Futures Contracts	177,736	—	—	177,736

Total	$177,736	$—	$—	$177,736

Transportation Average
Investments:
Assets:
Common Stocks	$878,401,173	$—	$—	$878,401,173
Money Market Funds	7,669,937	—	—	7,669,937

Total	$886,071,110	$—	$—	$886,071,110

U.S. Basic Materials
Investments:
Assets:
Common Stocks	$405,255,889	$—	$—	$405,255,889
Money Market Funds	2,900,536	—	—	2,900,536

Total	$408,156,425	$—	$—	$408,156,425

U.S. Consumer Goods
Investments:
Assets:
Common Stocks	$691,565,555	$—	$—	$691,565,555
Money Market Funds	19,412,350	—	—	19,412,350

Total	$710,977,905	$—	$—	$710,977,905

112

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total

U.S. Consumer Services
Investments:
Assets:
Common Stocks	$1,089,024,778	$—	$—	$1,089,024,778
Money Market Funds	59,933,194	—	—	59,933,194

Total	$1,148,957,972	$—	$—	$1,148,957,972

U.S. Energy
Investments:
Assets:
Common Stocks	$1,223,583,271	$—	$—	$1,223,583,271
Money Market Funds	30,627,328	—	—	30,627,328

Total	$1,254,210,599	$—	$—	$1,254,210,599

U.S. Financial Services
Investments:
Assets:
Common Stocks	$778,697,768	$—	$—	$778,697,768
Money Market Funds	3,536,580	—	—	3,536,580

Total	$782,234,348	$—	$—	$782,234,348

U.S. Financials
Investments:
Assets:
Common Stocks	$1,595,823,108	$—	$—	$1,595,823,108
Money Market Funds	49,272,035	—	—	49,272,035

Total	$1,645,095,143	$—	$—	$1,645,095,143

U.S. Healthcare
Investments:
Assets:
Common Stocks	$2,686,836,997	$—	$—	$2,686,836,997
Money Market Funds	69,804,482	—	—	69,804,482

Total	$2,756,641,479	$—	$—	$2,756,641,479

U.S. Industrials
Investments:
Assets:
Common Stocks	$657,766,821	$—	$—	$657,766,821
Money Market Funds	20,652,840	—	—	20,652,840

Total	$678,419,661	$—	$—	$678,419,661

U.S. Technology
Investments:
Assets:
Common Stocks	$2,831,614,165	$—	$—	$2,831,614,165
Money Market Funds	86,186,086	—	—	86,186,086

Total	$2,917,800,251	$—	$—	$2,917,800,251

U.S. Utilities
Investments:
Assets:
Common Stocks	$568,615,993	$—	$—	$568,615,993
Money Market Funds	2,175,201	—	—	2,175,201

Total	$570,791,194	$—	$—	$570,791,194

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.

113

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2015, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia Developed Real Estate	$19,649,865	$816,109	$(2,575,750)	$(1,759,641)
Cohen & Steers REIT	3,101,819,161	428,779,733	(173,153,151)	255,626,582
Core Dividend Growth	194,701,767	10,037,367	(7,419,792)	2,617,575
Core High Dividend	4,507,614,096	155,422,303	(285,353,633)	(129,931,330)
Dow Jones U.S.	711,964,165	340,346,575	(53,011,709)	287,334,866
Europe Developed Real Estate	66,902,082	2,940,671	(3,544,056)	(603,385)
Global REIT	30,296,979	762,179	(1,358,262)	(596,083)
International Developed Real Estate	962,884,134	75,940,974	(89,369,100)	(13,428,126)
International Select Dividend	4,217,886,772	205,785,046	(541,163,060)	(335,378,014)
Morningstar Large-Cap	569,966,916	90,769,074	(15,573,053)	75,196,021
Morningstar Large-Cap Growth	570,730,087	241,173,104	(9,430,481)	231,742,623
Morningstar Large-Cap Value	268,774,902	34,790,464	(16,662,212)	18,128,252
Morningstar Mid-Cap	516,555,592	68,235,720	(22,691,567)	45,544,153
Morningstar Mid-Cap Growth	207,064,051	61,524,401	(8,455,312)	53,069,089
Morningstar Mid-Cap Value	201,679,653	33,827,451	(13,707,692)	20,119,759
Morningstar Small-Cap	238,976,744	33,041,580	(13,831,181)	19,210,399
Morningstar Small-Cap Growth	137,959,898	24,747,106	(6,860,216)	17,886,890
Morningstar Small-Cap Value	427,591,833	51,245,007	(33,774,765)	17,470,242
MSCI KLD 400 Social	386,222,822	92,255,854	(12,357,384)	79,898,470
MSCI USA ESG Select	273,899,385	67,049,074	(6,167,744)	60,881,330
North America Real Estate	20,977,855	3,249,088	(874,926)	2,374,162
Real Estate 50	75,609,778	14,356,670	(4,284,205)	10,072,465
Select Dividend	11,901,075,028	2,512,467,154	(671,284,940)	1,841,182,214
Transportation Average	985,212,634	8,779,992	(107,921,516)	(99,141,524)
U.S. Basic Materials	558,552,717	5,810,238	(156,206,530)	(150,396,292)
U.S. Consumer Goods	696,706,931	43,904,484	(29,633,510)	14,270,974
U.S. Consumer Services	1,023,411,362	157,836,554	(32,289,944)	125,546,610
U.S. Energy	1,685,012,617	5,313,480	(436,115,498)	(430,802,018)
U.S. Financial Services	740,309,256	67,948,449	(26,023,357)	41,925,092
U.S. Financials	1,662,272,743	46,309,573	(63,487,173)	(17,177,600)
U.S. Healthcare	2,528,945,467	260,056,354	(32,360,342)	227,696,012
U.S. Industrials	727,966,849	27,866,020	(77,413,208)	(49,547,188)
U.S. Technology	2,845,583,922	237,549,179	(165,332,850)	72,216,329
U.S. Utilities	670,278,837	457,801	(99,945,444)	(99,487,643)

114

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds and any additional required collateral is delivered to the Funds on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of July 31, 2015, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the three months ended July 31, 2015, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

115

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Dividend Growth
BlackRock Inc.	2,851	900	(18)	3,733	$1,255,482	$6,339	$(136)

Dow Jones U.S.
BlackRock Inc.	5,639	42	—	5,681	$1,910,634	$12,293	$—
PNC Financial Services Group Inc. (The)	23,210	154	(153)	23,211	2,278,856	11,759	782

					$4,189,490	$24,052	$782

International Select Dividend
Monadelphous Group Ltd.	8,395,650	—	—	8,395,650	$52,713,723	$—	$—
Neopost SA	1,934,944	38,147	(197,545)	1,775,546	71,808,487	—	(1,341,492)

					$124,522,210	$—	$(1,341,492)

Morningstar Large-Cap Growth
BlackRock Inc.	16,051	1,473	(349)	17,175	$5,776,296	$35,048	$(6,244)

Morningstar Large-Cap Value
PNC Financial Services Group Inc. (The)	32,020	359	(3,995)	28,384	$2,786,741	$14,408	$74,380

Morningstar Small-Cap Value
PennyMac Mortgage Investment Trust	53,341	—	—	53,341	$947,336	$32,538	$—

MSCI KLD 400 Social
Blackrock Inc.	7,367	556	(603)	7,320	$2,461,862	$15,506	$9,737
PNC Financial Services Group Inc. (The)	29,327	2,242	(875)	30,694	3,013,537	15,521	12,291

					$5,475,399	$31,027	$22,028

MSCI USA ESG Select
BlackRock Inc.	10,589	1,780	(353)	12,016	$4,041,221	$26,515	$41,438

Select Dividend
Avista Corp.	3,387,065	130,517	(216,361)	3,301,221	$109,006,317	$1,106,239	$1,194,186
Bank of Hawaii Corp.	2,446,999	94,439	(156,208)	2,385,230	160,931,468	1,093,313	2,946,201
Black Hills Corp.	2,788,058	105,710	(176,429)	2,717,339	113,204,343	1,121,126	1,921,550
Guess? Inc.	4,333,874	167,398	(277,055)	4,224,217	92,468,110	969,217	339,885
IDACORP Inc.	2,601,021	100,257	(165,996)	2,535,282	157,466,365	1,222,480	733,633
Mercury General Corp.	3,780,855	—	(20,988)	3,759,867	212,244,492	2,334,678	130,565
NorthWestern Corp.	—	3,259,150	(144,189)	3,114,961	167,709,500	—	85,025
Meredith Corp.	2,843,131	106,727	(178,623)	2,771,235	132,797,581	1,291,468	2,646,492
Tupperware Brands Corp.	3,398,108	131,029	(216,877)	3,312,260	193,667,842	2,294,371	2,240,576

					$1,339,496,018	$11,432,892	$12,238,113

U.S. Financial Services
BlackRock Inc.	31,919	18,947	(9,247)	41,619	$13,997,302	$92,170	$966,847
PNC Financial Services Group Inc. (The)	131,009	77,606	(38,870)	169,745	16,665,564	82,182	975,291

					$30,662,866	$174,352	$1,942,138

U.S. Financials
BlackRock Inc.	37,178	20,752	(9,213)	48,717	$16,384,501	$94,189	$(57,063)
PNC Financial Services Group Inc. (The)	152,608	85,078	(38,999)	198,687	19,507,090	102,368	222,218

					$35,891,591	$196,557	$165,155

116

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

117

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date:	September 24, 2015

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2015